UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard Total International Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	147

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	10/31/2018	4/30/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,048.30	$0.66
ETF Shares	1,000.00	1,048.41	0.46
Admiral™ Shares	1,000.00	1,048.43	0.56
Institutional Shares	1,000.00	1,048.59	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.15	$0.65
ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.09% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total International Bond Index Fund

Sector Diversification

As of April 30, 2019

Finance	6.9%
Foreign	79.5
Industrial	6.7
Utilities	1.2
Other	5.7

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Total International Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (2.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	16,000	18,235
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	7,962
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,231
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	5,500	4,329
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	31,600	35,690
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	9,000	10,326
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	10,000	11,375
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,336
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	3,100	2,230
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	15,100	18,503
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,412
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	5,788
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,548
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	811
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	5,997
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,262
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	714
National Australia Bank Ltd.	5.000%	3/11/24	AUD	6,750	5,360
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	2,400	1,741
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	1,000	726
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,439
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	11,443
Westpac Banking Corp.	1.000%	6/30/22	GBP	1,500	1,931
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,200	8,338
Westpac Banking Corp.	2.750%	8/31/22	AUD	13,200	9,532
Westpac Banking Corp.	5.250%	11/21/23	AUD	3,500	2,797
					200,056
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	4,380	3,245
AMP Capital Wholesale Office Fund	4.750%	10/7/21	AUD	1,000	735
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	347
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	9,885
APT Pipelines Ltd.	3.500%	3/22/30	GBP	12,300	16,776
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,426
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	713
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,559

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	1,520	1,114
	Aurizon Network Pty Ltd.	5.750%	10/28/20	AUD	1,720	1,275
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	3,300	3,741
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	6,000	4,432
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,700	3,154
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,022
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	2,800	2,146
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	1,040	809
	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	AUD	1,490	1,164
	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	10,000	11,422
	Australia & New Zealand Banking Group Ltd.	2.950%	7/16/21	AUD	700	504
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	3,500	2,553
	Australia & New Zealand Banking Group Ltd.	3.250%	6/3/20	AUD	2,500	1,789
	Australia & New Zealand Banking Group Ltd.	3.300%	3/7/22	AUD	800	584
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	400	295
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	14,000	16,618
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	5,000	6,281
	Australian Gas Networks Vic 3 Pty Ltd.	4.500%	12/17/21	AUD	270	201
	Bank of Queensland Ltd.	0.500%	7/10/22	EUR	500	569
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	5,100	5,977
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	3,000	4,116
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	16,500	22,303
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	9,175	15,643
1	BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	100	134
1	BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	2,200	3,221
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	3,810	2,835
	Brisbane Airport Corp. Pty Ltd.	6.000%	10/21/20	AUD	1,000	745
	Caltex Australia Ltd.	4.000%	4/17/25	AUD	14,200	10,565
	Commonwealth Bank of Australia	0.375%	2/10/21	EUR	1,500	1,700
	Commonwealth Bank of Australia	0.375%	4/11/24	EUR	12,100	13,715
	Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,489
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	122
1	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	6,000	6,798
1	Commonwealth Bank of Australia	2.000%	4/22/27	EUR	10,100	11,608
	Commonwealth Bank of Australia	2.750%	8/16/21	AUD	750	538
	Commonwealth Bank of Australia	2.900%	7/12/21	AUD	850	612
	Commonwealth Bank of Australia	3.000%	1/11/24	AUD	600	435
	Commonwealth Bank of Australia	3.200%	8/16/23	AUD	600	439
	Commonwealth Bank of Australia	3.250%	1/17/22	AUD	1,050	765
	Commonwealth Bank of Australia	3.250%	3/31/22	AUD	2,600	1,898
	Commonwealth Bank of Australia	3.250%	4/25/23	AUD	1,000	734
	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	AUD	930	686
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	2,890	2,152
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	930	683
	Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	4,000	4,565

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Hongkong & Shanghai Banking Corp. Ltd.	2.750%	8/16/21	AUD	400	286
	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	5,030	3,730
	Macquarie Bank Ltd.	0.375%	3/3/21	EUR	1,000	1,133
	Macquarie Bank Ltd.	1.125%	1/20/22	EUR	600	691
	Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,350
	Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	1,809
1	Macquarie Group Ltd.	1.250%	3/5/25	EUR	20,000	22,675
	Macquarie Group Ltd.	3.250%	12/15/21	AUD	500	359
	National Australia Bank Ltd.	0.250%	1/19/23	CHF	2,600	2,592
	National Australia Bank Ltd.	0.300%	10/31/25	CHF	9,900	9,827
	National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,100	11,443
	National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	114
	National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,000	20,661
	National Australia Bank Ltd.	1.125%	11/10/21	GBP	1,600	2,077
	National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	648
	National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	6,950
	National Australia Bank Ltd.	2.750%	4/16/21	AUD	700	501
	National Australia Bank Ltd.	2.900%	2/26/24	AUD	1,200	867
	National Australia Bank Ltd.	3.000%	2/10/23	AUD	2,100	1,526
	National Australia Bank Ltd.	3.250%	3/24/22	AUD	1,800	1,314
	National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	6,887
	National Australia Bank Ltd.	5.125%	12/9/21	GBP	5,500	7,826
	Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	360
	Pacific National Finance Pty Ltd.	5.250%	5/19/25	AUD	5,690	4,383
	Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	7,500	5,604
	Qantas Airways Ltd.	7.500%	6/11/21	AUD	10,600	8,261
	Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,730	1,406
	QPH Finance Co. Pty Ltd.	5.750%	7/29/20	AUD	1,780	1,311
	Rio Tinto Finance plc	2.000%	5/11/20	EUR	5,000	5,726
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	382
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,991
	Scentre Group Trust 1	1.500%	7/16/20	EUR	5,000	5,691
	Scentre Group Trust 1	2.250%	7/16/24	EUR	3,898	4,771
	Scentre Group Trust 1	3.875%	7/16/26	GBP	3,000	4,234
	Scentre Group Trust 1	4.500%	9/8/21	AUD	2,500	1,846
	Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	9,000	10,643
	Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	4,100	5,435
	Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	7,918
	Telstra Corp. Ltd.	1.125%	4/14/26	EUR	11,000	12,753
	Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	12,357
	Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	626
	Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	125
	Telstra Corp. Ltd.	4.000%	9/16/22	AUD	2,020	1,500
	Telstra Corp. Ltd.	4.000%	4/19/27	AUD	2,000	1,504
	Telstra Corp. Ltd.	7.750%	7/15/20	AUD	1,500	1,129
	Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,588
	United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	380	277
	United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	3,050	2,272
	University of Technology Sydney	3.750%	7/20/27	AUD	300	229
	Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,717
	Volkswagen Financial Services Australia Pty Ltd.	3.250%	4/13/21	AUD	900	643

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	AUD	3,490	2,503
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	578
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,659
Wesfarmers Ltd.	3.660%	11/18/20	AUD	2,300	1,662
Westpac Banking Corp.	0.250%	1/17/22	EUR	1,000	1,129
Westpac Banking Corp.	0.375%	3/5/23	EUR	8,000	9,046
Westpac Banking Corp.	0.500%	12/4/23	EUR	1,000	1,143
Westpac Banking Corp.	0.500%	5/17/24	EUR	2,500	2,853
Westpac Banking Corp.	0.625%	11/22/24	EUR	5,000	5,684
Westpac Banking Corp.	0.875%	2/16/21	EUR	6,000	6,850
Westpac Banking Corp.	0.875%	4/17/27	EUR	200	229
Westpac Banking Corp.	1.125%	9/5/27	EUR	1,100	1,277
Westpac Banking Corp.	1.450%	7/17/28	EUR	800	954
Westpac Banking Corp.	2.625%	12/14/22	GBP	2,300	3,110
Westpac Banking Corp.	3.000%	4/24/24	AUD	800	580
Westpac Banking Corp.	3.100%	6/3/21	AUD	500	361
Westpac Banking Corp.	3.125%	10/27/22	AUD	1,800	1,312
Westpac Banking Corp.	3.250%	11/16/23	AUD	600	441
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,700	1,303
WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	3,450	2,648
					485,107
Sovereign Bonds (2.0%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	3,900
Commonwealth of Australia	1.750%	11/21/20	AUD	75,000	53,172
Commonwealth of Australia	2.000%	12/21/21	AUD	145,000	104,092
Commonwealth of Australia	2.250%	11/21/22	AUD	50,000	36,422
Commonwealth of Australia	2.250%	5/21/28	AUD	57,000	41,857
Commonwealth of Australia	2.500%	5/21/30	AUD	53,500	40,215
Commonwealth of Australia	2.750%	4/21/24	AUD	104,800	78,683
Commonwealth of Australia	2.750%	11/21/27	AUD	116,000	88,425
Commonwealth of Australia	2.750%	11/21/28	AUD	289,715	221,579
Commonwealth of Australia	2.750%	11/21/29	AUD	62,000	47,607
Commonwealth of Australia	2.750%	6/21/35	AUD	93,365	71,713
Commonwealth of Australia	2.750%	5/21/41	AUD	18,748	14,145
Commonwealth of Australia	3.000%	3/21/47	AUD	67,000	52,498
Commonwealth of Australia	3.250%	4/21/25	AUD	182,790	141,916
Commonwealth of Australia	3.250%	4/21/29	AUD	110,000	87,785
Commonwealth of Australia	3.250%	6/21/39	AUD	59,700	48,845
Commonwealth of Australia	3.750%	4/21/37	AUD	41,000	35,707
Commonwealth of Australia	4.250%	4/21/26	AUD	152,914	126,763
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	38,729
Commonwealth of Australia	4.750%	4/21/27	AUD	159,351	138,047
Commonwealth of Australia	5.500%	4/21/23	AUD	100,600	82,391
Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	47,994
Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	82,226
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	2,110	1,515
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	35,975	27,042
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	40,000	30,020
New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,000	15,009
New South Wales Treasury Corp.	3.000%	4/20/29	AUD	10,000	7,479
New South Wales Treasury Corp.	3.000%	2/20/30	AUD	15,960	11,874
New South Wales Treasury Corp.	4.000%	4/8/21	AUD	10,000	7,388

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	New South Wales Treasury Corp.	4.000%	4/20/23	AUD	28,000	21,568
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	4,002
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	21,200	17,411
	New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	3,680
	New South Wales Treasury Corp.	6.000%	3/1/22	AUD	35,050	27,782
	New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,858
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	500	365
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	10,400	7,509
	Northern Territory Treasury Corp.	4.250%	9/20/21	AUD	2,200	1,643
	Optus Finance Pty Ltd.	3.250%	8/23/22	AUD	300	219
2	Queensland Treasury Corp.	2.750%	8/20/27	AUD	18,000	13,234
2	Queensland Treasury Corp.	3.250%	7/21/26	AUD	42,500	32,367
2	Queensland Treasury Corp.	3.250%	7/21/28	AUD	42,200	32,156
2	Queensland Treasury Corp.	3.250%	8/21/29	AUD	15,000	11,400
2	Queensland Treasury Corp.	3.500%	8/21/30	AUD	10,000	7,748
2	Queensland Treasury Corp.	4.200%	2/20/47	AUD	7,360	6,289
2	Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	33,501
2	Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	34,560
	Queensland Treasury Corp.	5.500%	6/21/21	AUD	47,500	36,271
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	38,200	32,207
	Queensland Treasury Corp.	6.000%	7/21/22	AUD	59,600	47,829
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,650	3,762
	SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,364
	SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	900	664
	SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,383
	SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,400	3,295
	South Australian Government Financing Authority	1.500%	9/22/22	AUD	22,800	16,015
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	15,000	10,787
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	11,000	8,118
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	18,000	12,994
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	6,500	4,870
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	1,250	935
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	5,890	4,392
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	5,000	3,919
	South Australian Government Financing Authority	4.750%	8/6/19	AUD	7,500	5,333
	South Australian Government Financing Authority	5.000%	5/20/21	AUD	10,000	7,548
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,803
	Treasury Corp. of Victoria	2.250%	10/29/21	AUD	10,000	7,179
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	25,620	19,268
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	20,500	17,400
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	14,000	11,827
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	35,800	31,489
	Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	7,402
	Treasury Corp. of Victoria	6.000%	10/17/22	AUD	22,000	17,828

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Western Australian Treasury Corp.	2.500%	7/22/20	AUD	59,000	42,074
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	43,000	31,323
	Western Australian Treasury Corp.	2.750%	10/20/22	AUD	45,000	32,937
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	5,000	3,633
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	10,000	7,494
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	10,000	7,472
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	8,000	6,084
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	9,999
	Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	10,833
						2,519,061
Total Australia (Cost $3,265,704)						3,204,224
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,904
	Erste Group Bank AG	3.500%	2/8/22	EUR	1,500	1,852
	Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,407
	Hypo Tirol Bank AG	0.500%	2/11/21	EUR	1,000	1,133
	Hypoe NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/11/20	EUR	31,500	35,675
	Hypoe NOE Landesbank fuer Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,451
	KA Finanz AG	1.625%	2/19/21	EUR	2,000	2,314
	Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	3,700	4,251
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	393
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	346
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	3,000	3,489
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	1,961
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.125%	9/12/22	EUR	3,920	4,724
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	579
	UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,788
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,342
	UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,419
						79,028
Corporate Bonds (0.1%)
	Borealis AG	1.750%	12/10/25	EUR	300	352
	Erste Group Bank AG	0.625%	1/19/23	EUR	4,200	4,829
	Erste Group Bank AG	0.625%	4/17/26	EUR	15,000	17,232
	Erste Group Bank AG	0.750%	1/17/28	EUR	16,100	18,520
	Erste Group Bank AG	7.125%	10/10/22	EUR	1,700	2,318
	JAB Holdings BV	1.750%	5/25/23	EUR	1,200	1,406
	JAB Holdings BV	1.750%	6/25/26	EUR	9,600	11,038
	JAB Holdings BV	2.500%	6/25/29	EUR	11,100	13,187
	OMV AG	0.750%	12/4/23	EUR	800	923
	OMV AG	1.000%	12/14/26	EUR	3,250	3,777
	OMV AG	2.625%	9/27/22	EUR	200	245
	OMV AG	3.500%	9/27/27	EUR	2,900	4,011
	OMV AG	4.250%	10/12/21	EUR	1,100	1,367
1	OMV AG	5.250%	12/29/49	EUR	1,600	1,996
1	OMV AG	6.250%	12/29/49	EUR	3,300	4,590

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	5,000	5,765
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,062
	Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	625
1	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	9,400	12,382
1	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	3,000	3,961
1	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,574
						116,160
Sovereign Bonds (1.2%)
3	Autobahnen- und Schnell-strassen-Finanzierungs AG	0.250%	10/18/24	EUR	7,000	7,975
3	Autobahnen- und Schnell-strassen-Finanzierungs AG	1.750%	10/21/20	EUR	200	232
3	Autobahnen- und Schnell-strassen-Finanzierungs-AG	1.375%	4/9/21	EUR	17,000	19,736
3	Autobahnen- und Schnell-strassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	696
3	Autobahnen- und Schnell-strassen-Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,682
3	Autobahnen- und Schnell-strassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,718
3	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,626
3	KA Finanz AG	0.375%	8/11/20	EUR	10,900	12,317
3	Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	40,000	40,244
3	OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,298
3	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,354
3	OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,927
3	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,360
3	OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,112
3	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,509
3	OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,220
3	OeBB Infrastruktur AG	3.000%	10/24/33	EUR	150	216
3	OeBB Infrastruktur AG	3.875%	6/30/25	EUR	10,000	13,857
3	Oesterreichische Kontrollbank AG	0.750%	3/7/22	GBP	1,500	1,935
3	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	30,610	35,167
3	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	5,751
3	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	1,500	1,109
2	Republic of Austria	0.000%	9/20/22	EUR	101,250	115,195
2	Republic of Austria	0.000%	7/15/23	EUR	75,000	85,329
2	Republic of Austria	0.500%	4/20/27	EUR	41,000	47,488
2	Republic of Austria	0.500%	2/20/29	EUR	42,876	49,098
2	Republic of Austria	0.750%	10/20/26	EUR	122,200	144,412
2	Republic of Austria	0.750%	2/20/28	EUR	75,000	88,239
2	Republic of Austria	1.200%	10/20/25	EUR	31,000	37,755
2	Republic of Austria	1.500%	2/20/47	EUR	31,800	39,237
2	Republic of Austria	1.500%	11/2/86	EUR	24,898	28,594
2	Republic of Austria	1.650%	10/21/24	EUR	66,900	82,765
2	Republic of Austria	1.750%	10/20/23	EUR	930	1,142
2	Republic of Austria	2.100%	9/20/17	EUR	24,067	34,794
2	Republic of Austria	2.400%	5/23/34	EUR	47,605	66,482
2	Republic of Austria	3.150%	6/20/44	EUR	40,245	66,913
2	Republic of Austria	3.400%	11/22/22	EUR	30,300	38,642
2	Republic of Austria	3.500%	9/15/21	EUR	40,435	49,698
2	Republic of Austria	3.650%	4/20/22	EUR	53,160	66,936

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Republic of Austria	3.800%	1/26/62	EUR	1,100	2,276
2	Republic of Austria	3.900%	7/15/20	EUR	70,800	83,612
2	Republic of Austria	4.150%	3/15/37	EUR	75,565	132,597
2	Republic of Austria	4.850%	3/15/26	EUR	45,250	67,982
	Republic of Austria	6.250%	7/15/27	EUR	2,080	3,508
						1,525,735
Total Austria (Cost $1,700,919)						1,720,923
Belgium (2.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Belfius Bank SA/NV	0.125%	9/14/26	EUR	10,000	11,052
	Belfius Bank SA/NV	1.750%	6/24/24	EUR	600	731
	Belfius Bank SA/NV	0.625%	10/14/21	EUR	29,700	34,006
	Belfius Bank SA/NV	0.750%	2/10/25	EUR	200	232
	Belfius Bank SA/NV	1.375%	6/5/20	EUR	11,500	13,128
	Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,400	4,127
	KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,703
	KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,419
						72,398
Corporate Bonds (0.3%)
	Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	21,200	24,381
	Anheuser-Busch InBev SA/NV	1.150%	1/22/27	EUR	15,700	17,909
	Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	6,320	7,496
	Anheuser-Busch InBev SA/NV	1.500%	4/18/30	EUR	900	1,020
	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	18,900	22,784
	Anheuser-Busch InBev SA/NV	2.000%	1/23/35	EUR	12,000	13,761
	Anheuser-Busch InBev SA/NV	2.700%	3/31/26	EUR	200	255
	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	16,250	20,278
	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	10,000	12,601
	Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,500	5,737
	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,100	6,843
	Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,100	6,205
	Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,200	16,242
	Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	1,900	3,412
1	Argenta Spaarbank NV	3.875%	5/24/26	EUR	24,500	28,865
	Belfius Bank SA/NV	1.000%	10/26/24	EUR	10,000	11,361
	Belfius Bank SA/NV	0.750%	9/12/22	EUR	4,900	5,569
	Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,800	2,202
	BNP Paribas Fortis SA	0.625%	10/4/25	EUR	500	574
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	10,000	11,555
	Brussels Airport Co. NV/SA	1.000%	5/3/24	EUR	16,300	18,808
	Elia System Operator SA/NV	1.375%	5/27/24	EUR	100	118
	Elia System Operator SA/NV	1.500%	9/5/28	EUR	2,500	2,903
1	Elia System Operator SA/NV	2.750%	12/31/49	EUR	500	576
	Elia System Operator SA/NV	3.000%	4/7/29	EUR	400	520
	Elia System Operator SA/NV	3.250%	4/4/28	EUR	300	396
	Ethias SA	5.000%	1/14/26	EUR	13,500	17,259
	Euroclear Bank SA/NV	0.500%	7/10/23	EUR	12,500	14,232
	Euroclear Investments SA	1.125%	12/7/26	EUR	6,000	7,012
	FBG Finance Pty Ltd.	3.250%	9/6/22	AUD	12,550	9,068
	FBG Finance Pty Ltd.	3.750%	8/7/20	AUD	3,930	2,823
	FBG Finance Pty Ltd.	3.750%	9/6/24	AUD	10,000	7,411
	FBG Finance Pty Ltd.	4.100%	9/6/27	AUD	2,420	1,791
	KBC Bank NV	0.375%	9/1/22	EUR	32,000	36,458
	KBC Bank NV	0.750%	10/24/27	EUR	7,300	8,401

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	KBC Group NV	0.750%	10/18/23	EUR	7,200	8,225
	KBC Group NV	1.000%	4/26/21	EUR	200	229
	KBC Group NV	1.125%	1/25/24	EUR	6,000	6,951
	Solvay SA	1.625%	12/2/22	EUR	8,300	9,763
	Solvay SA	2.750%	12/2/27	EUR	700	889
						372,883
Sovereign Bonds (1.9%)
4	Dexia Credit Local SA	0.200%	3/16/21	EUR	5,000	5,656
	Dexia Credit Local SA	0.500%	1/17/25	EUR	5,000	5,712
4	Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	18,881
4	Dexia Credit Local SA	0.625%	2/3/24	EUR	63,000	72,515
4	Dexia Credit Local SA	0.750%	1/25/23	EUR	28,000	32,336
4	Dexia Credit Local SA	0.875%	9/7/21	GBP	5,600	7,241
4	Dexia Credit Local SA	1.000%	10/18/27	EUR	200	234
4	Dexia Credit Local SA	1.125%	6/15/22	GBP	2,300	2,985
4	Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	20,435
4	Dexia Credit Local SA	2.000%	6/17/20	GBP	6,600	8,686
4	Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,017
	Flemish Community	0.375%	10/13/26	EUR	5,000	5,641
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	6,000	7,228
	FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	3,000	3,725
	FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	1,500	1,865
2	Kingdom of Belgium	0.200%	10/22/23	EUR	31,500	36,118
2	Kingdom of Belgium	0.500%	10/22/24	EUR	52,000	60,388
2	Kingdom of Belgium	0.800%	6/22/25	EUR	62,510	73,815
2	Kingdom of Belgium	0.800%	6/22/27	EUR	128,800	151,380
2	Kingdom of Belgium	0.800%	6/22/28	EUR	6,741	7,881
2	Kingdom of Belgium	0.900%	6/22/29	EUR	97,231	114,012
2	Kingdom of Belgium	1.000%	6/22/26	EUR	197,864	236,648
2	Kingdom of Belgium	1.000%	6/22/31	EUR	107,200	125,308
	Kingdom of Belgium	1.250%	4/22/33	EUR	30,000	35,716
2	Kingdom of Belgium	1.450%	6/22/37	EUR	17,220	20,477
2	Kingdom of Belgium	1.600%	6/22/47	EUR	51,225	60,007
2	Kingdom of Belgium	1.700%	6/22/50	EUR	47,723	56,121
2	Kingdom of Belgium	1.900%	6/22/38	EUR	93,642	119,069
2	Kingdom of Belgium	2.150%	6/22/66	EUR	48,500	61,186
	Kingdom of Belgium	2.250%	6/22/23	EUR	69,990	87,114
2	Kingdom of Belgium	2.250%	6/22/57	EUR	10,600	13,806
2	Kingdom of Belgium	2.600%	6/22/24	EUR	80,380	103,235
2	Kingdom of Belgium	3.000%	6/22/34	EUR	101,770	148,847
2	Kingdom of Belgium	3.750%	9/28/20	EUR	152,752	181,765
	Kingdom of Belgium	3.750%	6/22/45	EUR	31,445	54,148
	Kingdom of Belgium	4.000%	3/28/22	EUR	29,315	37,195
	Kingdom of Belgium	4.000%	3/28/32	EUR	40,320	63,819
2	Kingdom of Belgium	4.250%	9/28/21	EUR	137,475	172,079
2	Kingdom of Belgium	4.250%	9/28/22	EUR	82,650	107,672
2	Kingdom of Belgium	4.250%	3/28/41	EUR	76,430	135,580
2	Kingdom of Belgium	4.500%	3/28/26	EUR	7,400	10,870
2	Kingdom of Belgium	5.000%	3/28/35	EUR	4,430	7,966
	Kingdom of Belgium	5.500%	3/28/28	EUR	1,005	1,644
	Proximus SADP	2.375%	4/4/24	EUR	3,100	3,805
						2,484,828
Total Belgium (Cost $2,894,614)						2,930,109

Total International Bond Index Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	Currency	(000)	($000)
Brazil (0.0%)
Corporate Bond (0.0%)
Vale SA	3.750%	1/10/23	EUR	5,000	6,052
Total Brazil (Cost $5,594)	6,052
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	7,193
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,562
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,854
Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,027
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	33,001
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,904
Total Bulgaria (Cost $45,414)	52,541
Canada (5.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	11,251
Bank of Montreal	0.125%	4/19/21	EUR	200	226
Bank of Montreal	0.375%	8/5/20	EUR	15,000	16,966
Bank of Nova Scotia	0.125%	1/13/22	EUR	1,100	1,243
Bank of Nova Scotia	0.250%	1/11/24	EUR	10,000	11,312
Bank of Nova Scotia	0.500%	7/23/20	EUR	13,000	14,714
Bank of Nova Scotia	0.750%	9/14/21	GBP	1,500	1,932
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,900	12,496
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	15,000	16,877
National Bank of Canada	0.000%	9/29/23	EUR	4,600	5,154
National Bank of Canada	0.500%	1/26/22	EUR	18,900	21,575
National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,791
Royal Bank of Canada	0.125%	3/11/21	EUR	4,000	4,516
Royal Bank of Canada	0.875%	6/17/22	EUR	7,000	8,094
Royal Bank of Canada	1.625%	8/4/20	EUR	21,500	24,700
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,673
Toronto-Dominion Bank	0.375%	1/12/21	EUR	10,000	11,331
Toronto-Dominion Bank	0.375%	4/27/23	EUR	21,000	23,926
Toronto-Dominion Bank	0.625%	6/6/25	EUR	14,000	16,118
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	6,888
220,783
Corporate Bonds (1.3%)
407 International Inc.	3.600%	5/21/47	CAD	6,875	5,270
407 International Inc.	3.830%	5/11/46	CAD	10,000	7,956
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,580
407 International Inc.	4.300%	5/26/21	CAD	1,490	1,155
407 International Inc.	4.450%	11/15/41	CAD	5,000	4,309
407 International Inc.	5.750%	2/14/36	CAD	1,995	1,911
55 Ontario School Board Trust	5.900%	6/2/33	CAD	4,335	4,326
Aeroports de Montreal	5.170%	9/17/35	CAD	3,625	3,395
Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	2,006
AIMCo Realty Investors LP	2.266%	6/26/24	CAD	5,000	3,700
AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,885	1,472
Alberta Powerline LP	4.065%	12/1/53	CAD	5,000	3,982
Alberta Powerline LP	4.065%	3/1/54	CAD	488	389
Alectra Inc.	2.488%	5/17/27	CAD	11,000	8,124
2	Algonquin Power Co.	4.090%	2/17/27	CAD	800	621

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Algonquin Power Co.	4.600%	1/29/29	CAD	2,266	1,797
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	117
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	9,990	7,514
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	7,900	6,075
	Alliance Pipeline LP	6.765%	12/31/25	CAD	37	32
	Allied Properties REIT	3.636%	4/21/25	CAD	10,000	7,550
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,497	1,192
	AltaGas Ltd.	3.840%	1/15/25	CAD	11,165	8,596
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,241
	AltaGas Ltd.	4.990%	10/4/47	CAD	320	243
	AltaLink LP	3.399%	6/6/24	CAD	10,000	7,842
	AltaLink LP	3.668%	11/6/23	CAD	12,000	9,503
	AltaLink LP	3.717%	12/3/46	CAD	4,000	3,151
	AltaLink LP	3.990%	6/30/42	CAD	2,925	2,383
	AltaLink LP	4.922%	9/17/43	CAD	3,000	2,795
1	Atco Ltd.	5.500%	11/1/78	CAD	1,021	809
	Bank of Montreal	0.050%	12/30/22	CHF	7,000	6,924
	Bank of Montreal	0.200%	1/26/23	EUR	7,600	8,599
	Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,376
	Bank of Montreal	1.625%	6/21/22	GBP	1,100	1,449
	Bank of Montreal	2.100%	10/6/20	CAD	5,100	3,810
	Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,413
1	Bank of Montreal	2.570%	6/1/27	CAD	5,000	3,730
	Bank of Montreal	2.700%	9/11/24	CAD	14,036	10,676
	Bank of Montreal	2.700%	12/9/26	CAD	10,000	7,569
	Bank of Montreal	2.890%	6/20/23	CAD	12,000	9,183
	Bank of Montreal	3.190%	3/1/28	CAD	10,000	7,818
	Bank of Montreal	3.200%	9/7/23	AUD	800	582
	Bank of Montreal	3.250%	10/6/22	AUD	1,900	1,384
1	Bank of Montreal	3.320%	6/1/26	CAD	10,500	7,984
1	Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,146
	Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,297
	Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,215
	Bank of Nova Scotia	1.250%	6/8/22	GBP	500	651
	Bank of Nova Scotia	1.900%	12/2/21	CAD	10,000	7,419
	Bank of Nova Scotia	2.090%	9/9/20	CAD	8,365	6,248
	Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	14,945
	Bank of Nova Scotia	2.360%	11/8/22	CAD	5,000	3,747
1	Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,395
	Bank of Nova Scotia	2.620%	12/2/26	CAD	15,000	11,278
	Bank of Nova Scotia	2.873%	6/4/21	CAD	3,150	2,389
	Bank of Nova Scotia	2.980%	4/17/23	CAD	9,965	7,639
	Bank of Nova Scotia	3.100%	2/2/28	CAD	25,000	19,403
	Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	3,807
1	Bank of Nova Scotia	3.367%	12/8/25	CAD	7,000	5,305
1	Bank of Nova Scotia	3.890%	1/18/29	CAD	4,855	3,768
	Bankers Hall LP	4.377%	11/20/23	CAD	92	70
	bcIMC Realty Corp.	2.840%	6/3/25	CAD	7,001	5,330
	Bell Canada Inc.	2.900%	8/12/26	CAD	3,000	2,224
	Bell Canada Inc.	3.000%	10/3/22	CAD	5,200	3,950
	Bell Canada Inc.	3.250%	6/17/20	CAD	9,350	7,054
	Bell Canada Inc.	3.350%	3/22/23	CAD	5,000	3,838
	Bell Canada Inc.	3.350%	3/12/25	CAD	2,200	1,691
	Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,321

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bell Canada Inc.	3.800%	8/21/28	CAD	3,000	2,344
	Bell Canada Inc.	4.350%	12/18/45	CAD	9,150	7,022
	Bell Canada Inc.	4.450%	2/27/47	CAD	8,098	6,316
	Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	2,846
	Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,181
	Bow Centre Street LP	3.797%	6/13/23	CAD	1,564	1,157
	Bridging North America GP	4.341%	8/31/53	CAD	1,878	1,558
	British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	12,495	11,500
	Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,229
	Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	11,875	9,435
	Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	21,000	17,056
	Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,219
	Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,769
	Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	645
	Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	4,248	3,254
	Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,085
	Bruce Power LP	3.000%	6/21/24	CAD	2,000	1,501
	Bruce Power LP	3.969%	6/23/26	CAD	5,000	3,906
	Bruce Power LP	4.132%	6/21/33	CAD	2,200	1,675
	Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,703
	Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	14,500	16,434
	Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	10,000	11,477
	Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	225	166
	Canadian Imperial Bank of Commerce	1.850%	7/14/20	CAD	250	186
	Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	14,000	10,416
	Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,438
	Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	15,000	11,232
	Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	9,940	7,625
	Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	15,000	11,753
[1]	Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	20,000	15,192
[1]	Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	8,000	6,102
	Canadian National Railway Co.	2.800%	9/22/25	CAD	4,995	3,812
	Canadian National Railway Co.	3.600%	8/1/47	CAD	9,990	7,644
	Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	10,400	7,812
	Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	20,000	15,246
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	10,000	7,719
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,828
	Canadian Tire Corp. Ltd.	2.646%	7/6/20	CAD	16,000	11,997
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	8,090	6,168
	Canadian Western Bank	2.788%	9/13/21	CAD	4,700	3,536
	Canadian Western Bank	2.924%	12/15/22	CAD	4,700	3,544
	Capital City Link General Partnership	4.386%	3/31/46	CAD	849	694
[1]	Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,383
	Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,111
	Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,608
	CCL Industries Inc.	3.864%	4/13/28	CAD	1,500	1,163
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	1,000	779
	Choice Properties REIT	3.546%	1/10/25	CAD	8,000	6,114
	Choice Properties REIT	3.556%	9/9/24	CAD	2,032	1,556
	CI Financial Corp.	2.645%	12/7/20	CAD	5,200	3,883
	CI Financial Corp.	2.775%	11/25/21	CAD	10,000	7,479
[1]	CIBC Capital Trust	10.250%	6/30/08	CAD	225	209
	Clover LP	4.216%	6/30/34	CAD	1,918	1,522
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	195

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Concordia University	6.550%	9/2/42	CAD	3,000	3,433
	CSS FSCC Partnership	6.915%	7/31/42	CAD	28	27
	CT REIT	3.469%	6/16/27	CAD	1,332	998
	CU Inc.	3.805%	9/10/42	CAD	450	353
	CU Inc.	3.964%	7/27/45	CAD	3,000	2,422
	CU Inc.	4.085%	9/2/44	CAD	5,400	4,433
	CU Inc.	4.211%	10/29/55	CAD	15,000	12,717
	CU Inc.	4.543%	10/24/41	CAD	1,000	869
	CU Inc.	4.593%	10/24/61	CAD	125	114
	CU Inc.	4.722%	9/9/43	CAD	3,000	2,687
	Dollarama Inc.	3.550%	11/6/23	CAD	4,470	3,430
	Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	986	890
	Emera Inc.	2.900%	6/16/23	CAD	33,000	24,745
1	Empire Life Insurance Co.	3.383%	12/16/26	CAD	1,000	758
1	Empire Life Insurance Co.	3.664%	3/15/28	CAD	1,000	766
	Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,477
	Enbridge Gas Distribution Inc.	3.150%	8/22/24	CAD	6,480	4,998
	Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	3,240	2,523
	Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,617
	Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	268
	Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	945
	Enbridge Inc.	3.160%	3/11/21	CAD	1,839	1,392
	Enbridge Inc.	3.190%	12/5/22	CAD	15,070	11,503
	Enbridge Inc.	3.200%	6/8/27	CAD	2,400	1,801
	Enbridge Inc.	3.950%	11/19/24	CAD	3,000	2,368
	Enbridge Inc.	4.240%	8/27/42	CAD	2,460	1,817
	Enbridge Inc.	4.570%	3/11/44	CAD	4,600	3,563
	Enbridge Inc.	4.870%	11/21/44	CAD	4,200	3,399
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	4,082
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	3,779
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	803
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,513
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	7,000	5,330
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,985	2,616
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,465	1,867
	Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	1,968
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	3,933
	Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	560	451
	Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,292
	Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	594	454
	Federation des Caisses Desjardins du Quebec	2.091%	1/17/22	CAD	2,590	1,931
	Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	5,000	3,854
	First Capital Realty Inc.	4.323%	7/31/25	CAD	10,000	7,825
	First Capital Realty Inc.	4.790%	8/30/24	CAD	4,985	3,989
	Fortis Inc.	2.850%	12/12/23	CAD	2,500	1,884
	FortisAlberta Inc.	3.672%	9/9/47	CAD	1,188	916
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	10,000	10,206
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	10,000	10,252
	Genworth MI Canada Inc.	4.242%	4/1/24	CAD	1,024	792
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	589
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	11,000	11,156
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,990	2,032

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Greater Toronto Airports Authority	1.510%	2/16/21	CAD	4,955	3,656
2	Greater Toronto Airports Authority	4.530%	12/2/41	CAD	5,000	4,528
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,075
	H&R REIT	3.369%	1/30/24	CAD	1,513	1,138
	H&R REIT	3.416%	1/23/23	CAD	5,307	4,016
	Halifax International Airport Authority	5.503%	7/19/41	CAD	204	204
	Hospital for Sick Children	3.416%	12/7/57	CAD	2,727	2,076
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	5,484	4,882
	HSBC Bank Canada	1.816%	7/7/20	CAD	10,000	7,437
	HSBC Bank Canada	2.170%	6/29/22	CAD	10,500	7,804
	HSBC Bank Canada	2.449%	1/29/21	CAD	130	97
	HSBC Bank Canada	2.542%	1/31/23	CAD	9,980	7,492
	HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,275
	HSBC Bank Canada	3.245%	9/15/23	CAD	10,000	7,712
	Husky Energy Inc.	3.550%	3/12/25	CAD	800	614
	Husky Energy Inc.	3.600%	3/10/27	CAD	6,127	4,667
	Hydro One Inc.	1.840%	2/24/21	CAD	400	297
	Hydro One Inc.	2.570%	6/25/21	CAD	2,045	1,540
	Hydro One Inc.	2.770%	2/24/26	CAD	9,800	7,383
	Hydro One Inc.	2.970%	6/26/25	CAD	245	187
	Hydro One Inc.	3.200%	1/13/22	CAD	330	252
	Hydro One Inc.	3.630%	6/25/49	CAD	10,385	7,762
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,095
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,517
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,273
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,292
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	4,745
	Hydro One Inc.	4.890%	3/13/37	CAD	5,000	4,384
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	921
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,355
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,028
	Hydro One Inc.	7.350%	6/3/30	CAD	2,000	2,031
	IGM Financial Inc.	4.115%	12/9/47	CAD	6,085	4,505
1	Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	5,000	3,831
	InPower BC General Partnership	4.471%	3/31/33	CAD	4,710	3,793
	Intact Financial Corp.	3.770%	3/2/26	CAD	2,376	1,880
	Intact Financial Corp.	5.160%	6/16/42	CAD	2,980	2,714
	Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	109	102
	Inter Pipeline Ltd.	2.608%	9/13/23	CAD	10,000	7,422
	Inter Pipeline Ltd.	2.734%	4/18/24	CAD	5,000	3,710
	Inter Pipeline Ltd.	3.173%	3/24/25	CAD	4,950	3,726
	Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,779
	Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,535	1,956
	Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	2,546	1,945
	John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	700	521
	John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,611	1,217
	Keyera Corp.	3.934%	6/21/28	CAD	10,000	7,724
	Kingston Solar LP	3.571%	7/31/35	CAD	26	19
	Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,395
	Laurentian Bank of Canada	3.450%	6/27/23	CAD	5,000	3,811
	Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	7,000	5,675

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,300	1,176
1	Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,703
1	Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,830
	Manulife Bank of Canada	2.844%	1/12/23	CAD	6,175	4,687
1	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	900	774
1	Manulife Financial Corp.	3.049%	8/20/29	CAD	5,000	3,776
	McGill University	3.975%	1/29/56	CAD	151	127
	McGill University	6.150%	9/22/42	CAD	60	65
	Metro Inc.	3.390%	12/6/27	CAD	15,000	11,360
	Metro Inc.	4.270%	12/4/47	CAD	2,000	1,521
	Metro Inc.	5.970%	10/15/35	CAD	5,048	4,629
	Morguard Corp.	4.715%	1/25/24	CAD	2,781	2,120
	Mountain View Partners GP	3.974%	3/31/51	CAD	115	87
	National Bank of Canada	0.250%	7/24/23	EUR	2,000	2,266
	National Bank of Canada	0.750%	3/13/25	EUR	9,000	10,435
	National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,710
1	National Bank of Canada	3.183%	2/1/28	CAD	9,945	7,484
	Nissan Canada Financial Services Inc.	2.606%	3/5/21	CAD	9,990	7,480
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	10,000	7,369
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	4,000	3,072
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,975
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,630
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	5,500	4,432
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	250	204
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,282
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,770	2,130
	Northwestern Hydro Acquisition Co. II LP	3.940%	12/31/38	CAD	2,729	2,075
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	5,725	4,542
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	3,308	2,794
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,122
	OMERS Realty Corp.	2.858%	2/23/24	CAD	4,985	3,807
	OMERS Realty Corp.	3.328%	11/12/24	CAD	1,374	1,073
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,000	2,344
	OMERS Realty Corp.	3.358%	6/5/23	CAD	4,000	3,109
	OMERS Realty Corp.	3.628%	6/5/30	CAD	4,380	3,496
	Original Wempi Inc.	4.056%	2/13/24	CAD	2,339	1,807
	Original Wempi Inc.	4.309%	2/13/24	CAD	1,719	1,340
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	775	611
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,748
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,386
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,321
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	9,000	7,028
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	1,550	1,159
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	6,349	6,246
	Power Financial Corp.	6.900%	3/11/33	CAD	1,254	1,242
	RioCan REIT	3.746%	5/30/22	CAD	8,842	6,828

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Rogers Communications Inc.	4.000%	6/6/22	CAD	3,000	2,347
	Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,167
	Rogers Communications Inc.	4.700%	9/29/20	CAD	400	309
	Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	4,736
	Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,741
	Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,059
	Royal Bank of Canada	0.250%	6/28/23	EUR	16,100	18,255
	Royal Bank of Canada	0.250%	1/29/24	EUR	11,000	12,454
	Royal Bank of Canada	0.500%	12/16/20	EUR	5,000	5,678
	Royal Bank of Canada	1.125%	12/22/21	GBP	9,300	12,072
	Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,468
	Royal Bank of Canada	1.650%	7/15/21	CAD	37,000	27,370
	Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	18,645
	Royal Bank of Canada	2.000%	3/21/22	CAD	4,455	3,312
	Royal Bank of Canada	2.333%	12/5/23	CAD	8,370	6,266
	Royal Bank of Canada	2.360%	12/5/22	CAD	12,000	9,001
	Royal Bank of Canada	2.949%	5/1/23	CAD	10,000	7,667
1	Royal Bank of Canada	3.310%	1/20/26	CAD	10,900	8,260
1	Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,650
	Royal Office Finance LP	5.209%	11/12/32	CAD	6,795	6,121
	Saputo Inc.	3.603%	8/14/25	CAD	10,000	7,663
1	Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,601	1,455
	SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,791	2,248
	Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	7,959
	Shaw Communications Inc.	4.400%	11/2/28	CAD	2,500	2,005
	Shaw Communications Inc.	5.500%	12/7/20	CAD	8,443	6,610
	Shaw Communications Inc.	6.750%	11/9/39	CAD	6,200	5,933
	SmartCentres REIT	3.834%	12/21/27	CAD	5,000	3,782
	SSL Finance Inc.	4.099%	10/31/45	CAD	2,878	2,303
1	Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	262
1	Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,615
	Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,359
1	Sun Life Financial Inc.	5.400%	5/29/42	CAD	3,350	3,089
	Suncor Energy Inc.	3.000%	9/14/26	CAD	3,000	2,258
	Suncor Energy Inc.	4.340%	9/13/46	CAD	5,154	4,229
	TCHC Issuer Trust	5.395%	2/22/40	CAD	2,078	2,040
	TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,307
	TELUS Corp.	3.200%	4/5/21	CAD	750	569
	TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,235
	TELUS Corp.	3.625%	3/1/28	CAD	9,600	7,405
	TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,931
	TELUS Corp.	3.750%	3/10/26	CAD	6,894	5,402
	TELUS Corp.	4.400%	4/1/43	CAD	3,000	2,269
	TELUS Corp.	4.400%	1/29/46	CAD	250	190
	TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,145
	TELUS Corp.	4.850%	4/5/44	CAD	9,250	7,498
	TELUS Corp.	5.050%	7/23/20	CAD	300	231
	Teranet Holdings LP	4.807%	12/16/20	CAD	8,875	6,818
	Teranet Holdings LP	5.754%	12/17/40	CAD	3,395	2,630
	Thomson Reuters Corp.	3.309%	11/12/21	CAD	2,500	1,906
	THP Partnership	4.394%	10/31/46	CAD	117	97
	TMX Group Ltd.	4.461%	10/3/23	CAD	5,705	4,579
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	6,995	5,472
	Toronto-Dominion Bank	0.500%	4/3/24	EUR	8,000	9,162

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Toronto-Dominion Bank	1.000%	12/13/21	GBP	1,000	1,294
	Toronto-Dominion Bank	1.680%	6/8/21	CAD	10,000	7,423
	Toronto-Dominion Bank	1.909%	7/18/23	CAD	3,000	2,211
	Toronto-Dominion Bank	1.994%	3/23/22	CAD	17,500	13,012
	Toronto-Dominion Bank	2.045%	3/8/21	CAD	10,000	7,467
	Toronto-Dominion Bank	2.621%	12/22/21	CAD	22,450	16,979
	Toronto-Dominion Bank	2.692%	6/24/25	CAD	7,500	5,621
1	Toronto-Dominion Bank	2.982%	9/30/25	CAD	7,400	5,575
	Toronto-Dominion Bank	3.005%	5/30/23	CAD	15,000	11,542
1	Toronto-Dominion Bank	3.224%	7/25/29	CAD	10,525	7,991
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	15,450	12,074
1	Toronto-Dominion Bank	3.589%	9/14/28	CAD	8,000	6,106
1	Toronto-Dominion Bank	4.859%	3/4/31	CAD	6,155	5,109
	TransAlta Corp.	5.000%	11/25/20	CAD	2,650	2,036
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,000	2,294
	TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	3,851
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,084
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	6,000	4,465
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	5,000	3,806
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,059
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,568
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	4,514	4,120
	TransEd Partners GP	3.951%	9/30/50	CAD	1,858	1,370
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	950	757
	Trillium Windpower LP	5.803%	2/15/33	CAD	1,261	1,074
	Union Gas Ltd.	3.790%	7/10/23	CAD	29,995	23,576
	Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	2,001
	Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,114
	University of Toronto	4.251%	12/7/51	CAD	2,500	2,217
	University of Toronto	5.841%	12/15/43	CAD	130	138
	University of Western Ontario	4.798%	5/24/47	CAD	184	174
	Vancouver Airport Authority	7.425%	12/7/26	CAD	15,000	14,988
	Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,294
	Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	9,990	7,558
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	2,214	1,833
	York University	6.480%	3/7/42	CAD	1,725	1,922
						1,626,713
Sovereign Bonds (4.4%)
	Cadillac Fairview Finance Trust	4.310%	1/25/21	CAD	3,650	2,834
	Canada	0.500%	3/1/22	CAD	198,490	143,846
	Canada	0.750%	9/1/20	CAD	231,215	170,533
	Canada	0.750%	3/1/21	CAD	101,695	74,797
	Canada	0.750%	9/1/21	CAD	97,300	71,303
	Canada	1.000%	9/1/22	CAD	195,222	143,086
	Canada	1.000%	6/1/27	CAD	14,765	10,455
	Canada	1.500%	6/1/26	CAD	24,544	18,145
	Canada	1.750%	5/1/20	CAD	74,155	55,370
	Canada	1.750%	8/1/20	CAD	31,101	23,236
	Canada	1.750%	5/1/21	CAD	7,613	5,704
	Canada	1.750%	3/1/23	CAD	78,082	58,707
	Canada	2.000%	11/1/20	CAD	126,447	94,910
	Canada	2.000%	9/1/23	CAD	48,086	36,583
	Canada	2.000%	6/1/28	CAD	232,940	178,331
	Canada	2.000%	12/1/51	CAD	13,600	10,172

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canada	2.250%	2/1/21	CAD	175,792	132,772
	Canada	2.250%	3/1/24	CAD	148,580	114,583
	Canada	2.250%	6/1/25	CAD	6,954	5,388
	Canada	2.250%	6/1/29	CAD	35,125	27,524
	Canada	2.500%	6/1/24	CAD	20,608	16,092
	Canada	2.750%	12/1/48	CAD	110,859	96,676
	Canada	2.750%	12/1/64	CAD	47,679	44,130
	Canada	3.250%	6/1/21	CAD	21,900	16,911
	Canada	3.500%	12/1/45	CAD	71,938	70,141
	Canada	4.000%	6/1/41	CAD	117,767	119,162
	Canada	5.000%	6/1/37	CAD	71,895	78,453
	Canada	5.750%	6/1/29	CAD	32,094	32,824
	Canada	5.750%	6/1/33	CAD	71,676	79,354
	Canada	8.000%	6/1/23	CAD	1,100	1,030
	Canada	8.000%	6/1/27	CAD	7,000	7,710
	Canada	9.000%	6/1/25	CAD	12,000	12,783
	Canada	10.500%	3/15/21	CAD	15,000	13,023
2	Canada Housing Trust No. 1	1.150%	12/15/21	CAD	75,854	55,773
2	Canada Housing Trust No. 1	1.200%	6/15/20	CAD	24,050	17,813
2	Canada Housing Trust No. 1	1.250%	12/15/20	CAD	49,950	36,851
2,5	Canada Housing Trust No. 1	1.250%	6/15/21	CAD	57,000	41,987
2	Canada Housing Trust No. 1	1.450%	6/15/20	CAD	24,975	18,550
2	Canada Housing Trust No. 1	1.500%	12/15/21	CAD	600	445
2	Canada Housing Trust No. 1	1.750%	6/15/22	CAD	35,000	26,117
2	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	31,875	23,548
2	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	20,000	14,890
2	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	5,225	3,962
2	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	60,265	45,916
2	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	13,940	10,623
2	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	18,500	14,056
2	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	425	323
2	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	78,140	59,447
2	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	55,795	42,923
2	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	13,000	10,004
2	Canada Housing Trust No. 1	2.650%	3/15/22	CAD	21,500	16,452
2	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	77,305	60,207
2	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	10,900	8,487
2	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	14,650	11,470
2	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	21,270	16,734
2	Canada Housing Trust No. 1	3.350%	12/15/20	CAD	26,000	19,865
2	Canada Housing Trust No. 1	3.800%	6/15/21	CAD	56,000	43,457
	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,484
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	270
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,419
	City of Montreal	3.000%	9/1/27	CAD	5,000	3,850
	City of Montreal	3.150%	9/1/28	CAD	3,050	2,374
	City of Montreal	3.150%	12/1/36	CAD	2,000	1,507
	City of Montreal	3.500%	9/1/23	CAD	7,450	5,879
	City of Montreal	3.500%	9/1/24	CAD	10,000	7,940
	City of Montreal	3.500%	12/1/38	CAD	6,000	4,726
	City of Montreal	4.100%	12/1/34	CAD	3,195	2,698
	City of Ottawa Ontario	3.100%	7/27/48	CAD	4,276	3,211
	City of Toronto	2.400%	6/7/27	CAD	1,590	1,174
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,633

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	City of Toronto	3.200%	8/1/48	CAD	1,820	1,378
	City of Toronto	3.800%	12/13/42	CAD	19,000	15,782
	City of Toronto	3.900%	9/29/23	CAD	4,732	3,796
	City of Toronto	4.150%	3/10/44	CAD	4,930	4,326
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,867
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,202
	City of Winnipeg Canada	4.100%	6/1/45	CAD	1,000	866
	City of Winnipeg Canada	4.300%	11/15/51	CAD	3,000	2,749
	Cordelio Amalco GP I	4.087%	6/30/34	CAD	4,495	3,594
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	35,000	39,829
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	10,700	7,952
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	15,000	18,168
	Export Development Canada	1.000%	12/15/20	GBP	4,000	5,217
	Export Development Canada	1.375%	12/8/23	GBP	10,000	13,129
	Export Development Canada	1.800%	9/1/22	CAD	195	145
	Export Development Canada	2.400%	6/7/21	AUD	23,864	17,075
	Export Development Canada	2.700%	10/24/22	AUD	5,800	4,216
	Export Development Canada	2.800%	5/31/23	AUD	2,000	1,464
	Fair Hydro Trust	3.357%	5/15/33	CAD	7,125	5,576
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,909
	Hydro-Quebec	4.000%	2/15/55	CAD	17,447	16,567
	Hydro-Quebec	5.000%	2/15/45	CAD	28,170	29,444
	Hydro-Quebec	5.000%	2/15/50	CAD	34,400	37,144
	Hydro-Quebec	6.000%	8/15/31	CAD	9,290	9,427
	Hydro-Quebec	6.000%	2/15/40	CAD	18,815	21,003
	Hydro-Quebec	6.500%	1/16/35	CAD	4,155	4,537
	Hydro-Quebec	6.500%	2/15/35	CAD	17,500	19,254
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	11,109
	Hydro-Quebec	10.500%	10/15/21	CAD	4,000	3,602
	Hydro-Quebec	11.000%	8/15/20	CAD	1,450	1,209
2,5	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,817	4,140
2,5	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	4,423	4,164
2,5	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,467
	Lower Mattagami Energy LP	3.416%	6/20/24	CAD	2,000	1,568
	Lower Mattagami Energy LP	4.944%	9/21/43	CAD	255	238
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	5,000	4,710
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,362	5,951
	Municipal Finance Authority of British Columbia	1.650%	4/19/21	CAD	4,500	3,348
	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	1,850	1,397
	Municipal Finance Authority of British Columbia	2.600%	4/23/23	CAD	1,848	1,412
	Municipal Finance Authority of British Columbia	2.800%	12/3/23	CAD	6,125	4,718
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	5,985	4,654
	Municipal Finance Authority of British Columbia	3.050%	10/23/28	CAD	7,620	5,958
	Municipal Finance Authority of British Columbia	4.150%	6/1/21	CAD	4,030	3,150
	Municipal Finance Authority of British Columbia	4.450%	6/1/20	CAD	400	307

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,427
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	1,000	878
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	7,271	6,742
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	832	721
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,500	1,194
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,069
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	14,033	14,473
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	9,338
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,234
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,445	1,325
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	10,000	7,542
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	202	174
	OPB Finance Trust	2.950%	2/2/26	CAD	29,000	22,329
	OPB Finance Trust	2.980%	1/25/27	CAD	4,985	3,827
	Province of Alberta	0.625%	4/18/25	EUR	10,600	12,160
	Province of Alberta	1.000%	11/15/21	GBP	6,300	8,169
	Province of Alberta	1.250%	6/1/20	CAD	15,825	11,745
	Province of Alberta	1.350%	9/1/21	CAD	22,745	16,815
	Province of Alberta	1.600%	9/1/22	CAD	9,000	6,658
	Province of Alberta	2.200%	6/1/26	CAD	20,000	14,869
	Province of Alberta	2.350%	6/1/25	CAD	9,300	7,020
	Province of Alberta	2.550%	12/15/22	CAD	3,200	2,443
	Province of Alberta	2.550%	6/1/27	CAD	22,285	16,866
	Province of Alberta	2.900%	12/1/28	CAD	24,665	19,121
	Province of Alberta	2.900%	9/20/29	CAD	6,000	4,622
	Province of Alberta	3.050%	12/1/48	CAD	37,891	29,327
	Province of Alberta	3.100%	12/14/26	AUD	2,100	1,556
	Province of Alberta	3.100%	6/1/50	CAD	11,205	8,787
	Province of Alberta	3.300%	12/1/46	CAD	19,165	15,467
	Province of Alberta	3.400%	12/1/23	CAD	3,000	2,377
	Province of Alberta	3.450%	12/1/43	CAD	19,075	15,676
	Province of Alberta	3.600%	4/11/28	AUD	435	333
	Province of Alberta	3.900%	12/1/33	CAD	7,075	5,956
	Province of Alberta	4.500%	12/1/40	CAD	5,000	4,704
	Province of British Columbia	2.300%	6/18/26	CAD	15,000	11,230
	Province of British Columbia	2.550%	6/18/27	CAD	4,000	3,045
	Province of British Columbia	2.700%	12/18/22	CAD	4,902	3,769
	Province of British Columbia	2.800%	6/18/48	CAD	31,496	23,727
	Province of British Columbia	2.850%	6/18/25	CAD	5,185	4,042
	Province of British Columbia	2.950%	12/18/28	CAD	24,932	19,572
	Province of British Columbia	2.950%	6/18/50	CAD	10,965	8,527
	Province of British Columbia	3.200%	6/18/44	CAD	18,800	15,153
	Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,758
	Province of British Columbia	3.300%	12/18/23	CAD	15,275	12,092
	Province of British Columbia	3.700%	12/18/20	CAD	22,000	16,917
	Province of British Columbia	4.250%	11/27/24	AUD	2,300	1,801
	Province of British Columbia	4.300%	6/18/42	CAD	21,705	20,456
	Province of British Columbia	4.700%	6/18/37	CAD	3,160	3,023
	Province of British Columbia	4.800%	6/15/21	CAD	94	75
	Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,197
	Province of British Columbia	4.950%	6/18/40	CAD	8,000	8,089

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of British Columbia	5.700%	6/18/29	CAD	13,575	13,099
Province of British Columbia	6.350%	6/18/31	CAD	15,000	15,692
Province of Manitoba	0.750%	12/15/21	GBP	6,300	8,113
Province of Manitoba	1.550%	9/5/21	CAD	5,000	3,713
Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,233
Province of Manitoba	2.450%	6/2/25	CAD	6,935	5,258
Province of Manitoba	2.550%	6/2/23	CAD	9,405	7,183
Province of Manitoba	2.550%	6/2/26	CAD	19,000	14,464
Province of Manitoba	2.600%	6/2/27	CAD	7,000	5,298
Province of Manitoba	2.750%	6/2/29	CAD	3,580	2,729
Province of Manitoba	2.850%	9/5/46	CAD	8,020	5,856
Province of Manitoba	3.000%	6/2/28	CAD	10,000	7,785
Province of Manitoba	3.150%	9/5/52	CAD	2,750	2,121
Province of Manitoba	3.200%	3/5/50	CAD	3,000	2,353
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,796
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,374
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,588
Province of Manitoba	3.400%	9/5/48	CAD	17,049	13,841
Province of Manitoba	3.450%	3/5/63	CAD	3,597	3,011
Province of Manitoba	4.050%	9/5/45	CAD	6,995	6,249
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,409
Province of Manitoba	4.150%	6/3/20	CAD	6,000	4,592
Province of Manitoba	4.400%	9/5/25	CAD	3,500	2,951
Province of Manitoba	4.400%	3/5/42	CAD	6,500	5,982
Province of Manitoba	4.600%	3/5/38	CAD	5,675	5,253
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,776
Province of Manitoba	4.700%	3/5/50	CAD	235	237
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,095
Province of Manitoba	4.250%	3/3/25	AUD	1,000	779
Province of New Brunswick	1.550%	5/4/22	CAD	98	72
Province of New Brunswick	2.350%	8/14/27	CAD	1,700	1,259
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,591
Province of New Brunswick	2.850%	6/2/23	CAD	10,000	7,716
Province of New Brunswick	3.100%	8/14/28	CAD	3,765	2,941
Province of New Brunswick	3.100%	8/14/48	CAD	16,480	12,424
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,432
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	8,825
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,725
Province of New Brunswick	4.500%	6/2/20	CAD	2,000	1,536
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,324
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,283
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,862
Province of New Brunswick	5.500%	1/27/34	CAD	4,000	3,921
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,744
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	15,000	11,433
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	10,000	7,761
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	15,205	11,598
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	10,904	8,996
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,105
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	959
Province of Nova Scotia	2.100%	6/1/27	CAD	16,000	11,717
Province of Nova Scotia	3.150%	12/1/51	CAD	4,200	3,299
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,462
Province of Nova Scotia	3.500%	6/2/62	CAD	7,220	6,158

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Nova Scotia	4.100%	6/1/21	CAD	7,980	6,238
Province of Nova Scotia	4.400%	6/1/42	CAD	6,000	5,602
Province of Nova Scotia	4.500%	6/1/37	CAD	5,000	4,593
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,923
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,025
Province of Ontario	0.375%	6/14/24	EUR	24,200	27,559
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,837
Province of Ontario	1.350%	3/8/22	CAD	32,500	23,941
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,121
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,112
Province of Ontario	2.400%	6/2/26	CAD	28,280	21,311
Province of Ontario	2.600%	9/8/23	CAD	24,200	18,535
Province of Ontario	2.600%	6/2/25	CAD	77,465	59,335
Province of Ontario	2.600%	6/2/27	CAD	74,500	56,647
Province of Ontario	2.650%	2/5/25	CAD	13,000	10,000
Province of Ontario	2.700%	6/2/29	CAD	18,000	13,731
Province of Ontario	2.800%	6/2/48	CAD	67,796	50,215
Province of Ontario	2.850%	6/2/23	CAD	98,590	76,194
Province of Ontario	2.900%	6/2/28	CAD	66,932	51,978
Province of Ontario	2.900%	12/2/46	CAD	74,047	55,622
Province of Ontario	2.900%	6/2/49	CAD	64,666	48,913
Province of Ontario	3.000%	9/28/20	EUR	7,750	9,100
Province of Ontario	3.100%	8/26/25	AUD	2,000	1,478
Province of Ontario	3.150%	6/2/22	CAD	88,000	68,243
Province of Ontario	3.450%	6/2/45	CAD	83,735	69,329
Province of Ontario	3.500%	6/2/24	CAD	46,250	36,956
Province of Ontario	3.500%	1/27/27	AUD	1,000	755
Province of Ontario	3.500%	6/2/43	CAD	54,000	44,820
Province of Ontario	4.000%	6/2/21	CAD	40,720	31,779
Province of Ontario	4.200%	6/2/20	CAD	35,839	27,448
Province of Ontario	4.250%	8/22/24	AUD	1,000	781
Province of Ontario	4.600%	6/2/39	CAD	51,600	48,858
Province of Ontario	4.650%	6/2/41	CAD	72,175	69,754
Province of Ontario	4.700%	6/2/37	CAD	44,200	41,869
Province of Ontario	4.850%	6/2/20	CAD	10,000	7,709
Province of Ontario	5.600%	6/2/35	CAD	39,000	39,850
Province of Ontario	5.850%	3/8/33	CAD	22,850	23,188
Province of Ontario	6.200%	6/2/31	CAD	13,000	13,361
Province of Ontario	6.250%	9/29/20	AUD	11,035	8,264
Province of Ontario	6.500%	3/8/29	CAD	16,560	16,671
Province of Ontario	7.500%	2/7/24	CAD	2,570	2,390
Province of Ontario	7.600%	6/2/27	CAD	15,000	15,479
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,448
Province of Quebec	0.875%	5/24/22	GBP	1,500	1,930
Province of Quebec	0.875%	1/15/25	EUR	18,300	21,394
Province of Quebec	0.875%	5/4/27	EUR	31,900	36,977
Province of Quebec	0.875%	7/5/28	EUR	3,900	4,500
Province of Quebec	1.650%	3/3/22	CAD	15,000	11,149
Province of Quebec	2.250%	7/17/23	EUR	13,500	16,628
Province of Quebec	2.250%	2/22/24	CAD	5,200	3,931
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,246
Province of Quebec	2.450%	3/1/23	CAD	2,000	1,524
Province of Quebec	2.500%	9/1/26	CAD	37,500	28,492
Province of Quebec	2.600%	7/6/25	CAD	835	642

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Quebec	2.750%	9/1/25	CAD	28,480	22,039
Province of Quebec	2.750%	9/1/27	CAD	42,178	32,520
Province of Quebec	2.750%	9/1/28	CAD	23,740	18,294
Province of Quebec	3.000%	9/1/23	CAD	24,940	19,440
Province of Quebec	3.100%	12/1/51	CAD	7,300	5,810
Province of Quebec	3.500%	12/1/22	CAD	36,220	28,561
Province of Quebec	3.500%	12/1/45	CAD	56,425	47,496
Province of Quebec	3.500%	12/1/48	CAD	56,400	48,031
Province of Quebec	3.700%	5/20/26	AUD	700	534
Province of Quebec	3.750%	9/1/24	CAD	38,650	31,351
Province of Quebec	4.200%	3/10/25	AUD	1,507	1,175
Province of Quebec	4.250%	12/1/21	CAD	46,000	36,457
Province of Quebec	4.250%	12/1/43	CAD	38,125	35,652
Province of Quebec	4.500%	12/1/20	CAD	22,597	17,557
Province of Quebec	5.000%	12/1/38	CAD	21,900	21,768
Province of Quebec	5.000%	12/1/41	CAD	47,090	47,972
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,389
Province of Quebec	5.750%	12/1/36	CAD	17,240	18,253
Province of Quebec	6.000%	10/1/29	CAD	15,000	14,809
Province of Quebec	6.250%	6/1/32	CAD	21,570	22,626
Province of Quebec	8.500%	4/1/26	CAD	10,000	10,421
Province of Quebec	9.375%	1/16/23	CAD	3,000	2,833
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,706
Province of Saskatchewan	2.650%	6/2/27	CAD	10,000	7,621
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	8,696
Province of Saskatchewan	2.950%	6/2/58	CAD	900	684
Province of Saskatchewan	3.100%	6/2/50	CAD	8,995	7,030
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,487
Province of Saskatchewan	3.300%	6/2/48	CAD	16,920	13,698
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,836
Province of Saskatchewan	3.750%	3/5/54	CAD	2,795	2,484
Province of Saskatchewan	3.900%	6/2/45	CAD	6,000	5,310
Province of Saskatchewan	4.750%	6/1/40	CAD	2,400	2,318
Province of Saskatchewan	5.000%	3/5/37	CAD	240	233
Province of Saskatchewan	5.750%	3/5/29	CAD	6,000	5,730
PSP Capital Inc.	1.730%	6/21/22	CAD	2,000	1,488
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	2,998
PSP Capital Inc.	3.000%	11/5/25	CAD	6,170	4,825
PSP Capital Inc.	3.290%	4/4/24	CAD	19,825	15,661
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,574
Regional Municipality of York	2.350%	6/9/27	CAD	4,990	3,674
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,248
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,788
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,022
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,394	3,315
Toronto Hydro Corp.	2.520%	8/25/26	CAD	5,500	4,128
Toronto Hydro Corp.	3.485%	2/28/48	CAD	4,500	3,410
					5,560,068
Total Canada (Cost $7,548,743)					7,407,564

Total International Bond Index Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	Currency	(000)	($000)
Chile (0.0%)
Sovereign Bonds (0.0%)
Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,622
1	Republic of Chile	1.440%	2/1/29	EUR	15,000	17,360
Republic of Chile	1.750%	1/20/26	EUR	100	121
Republic of Chile	1.875%	5/27/30	EUR	19,900	23,896
Total Chile (Cost $46,990)	44,999
China (0.7%)
Sovereign Bonds (0.7%)
Agricultural Development Bank of China	3.750%	1/25/29	CNH	249,900	36,179
Agricultural Development Bank of China	4.000%	11/12/25	CNH	339,900	50,477
China Development Bank	0.375%	11/16/21	EUR	21,900	24,680
China Development Bank	0.625%	12/12/22	EUR	500	567
China Development Bank	0.875%	1/24/24	EUR	1,600	1,822
China Development Bank	3.030%	1/18/22	CNH	899,800	132,033
China Development Bank	3.300%	2/1/24	CNH	399,900	58,214
China Development Bank	3.480%	1/8/29	CNH	430,000	61,943
China Development Bank	4.010%	1/9/37	CNH	99,900	14,359
China Development Bank	0.500%	6/1/21	EUR	22,800	25,744
China Government Bond	3.000%	10/18/20	CNH	859,700	127,908
China Government Bond	3.220%	12/6/25	CNH	328,600	48,193
China Government Bond	3.250%	11/22/28	CNH	439,100	64,240
China Government Bond	3.290%	10/18/23	CNH	529,800	79,038
Export-Import Bank of China	0.750%	6/8/22	EUR	2,840	3,238
Export-Import Bank of China	0.750%	5/28/23	EUR	32,200	36,585
Export-Import Bank of China	3.280%	2/11/24	CNH	364,800	53,068
People’s Republic of China	3.970%	7/23/48	CNH	250,000	37,168
People’s Republic of China	4.080%	10/22/48	CNH	146,500	22,178
Sinopec Group Overseas Development 2013 Ltd.	2.625%	10/17/20	EUR	2,350	2,729
Sinopec Group Overseas Development 2015 Ltd.	1.000%	4/28/22	EUR	22,750	25,934
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,722
State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	7,000	8,023
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,704
Total China (Cost $941,610)	923,746
Colombia (0.0%)
Sovereign Bond (0.0%)
1	Republic of Colombia	3.875%	3/22/26	EUR	5,000	6,563
Total Colombia (Cost $6,489)	6,563
Cyprus (0.0%)
Sovereign Bond (0.0%)
Republic of Cyprus	2.750%	2/26/34	EUR	5,000	6,080
Total Cyprus (Cost $6,107)	6,080
Czech Republic (0.2%)
Corporate Bond (0.0%)
CPI Property Group SA	1.450%	4/14/22	EUR	6,000	6,735

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.2%)
	CEZ AS	3.000%	6/5/28	EUR	2,500	3,117
	CEZ AS	4.500%	6/29/20	EUR	550	648
	CEZ AS	4.875%	4/16/25	EUR	12,500	17,097
	CEZ AS	5.000%	10/19/21	EUR	2,000	2,500
	Czech Republic	0.450%	10/25/23	CZK	390,910	16,154
	Czech Republic	0.950%	5/15/30	CZK	910,000	35,627
	Czech Republic	1.000%	6/26/26	CZK	100,000	4,132
	Czech Republic	2.000%	10/13/33	CZK	120,000	5,056
	Czech Republic	2.400%	9/17/25	CZK	250,000	11,326
	Czech Republic	2.500%	8/25/28	CZK	370,000	17,019
	Czech Republic	2.750%	7/23/29	CZK	688,340	32,302
	Czech Republic	3.625%	4/14/21	EUR	13,155	15,817
	Czech Republic	3.750%	9/12/20	CZK	489,910	22,034
	Czech Republic	3.850%	9/29/21	CZK	350,000	16,095
	Czech Republic	3.875%	5/24/22	EUR	9,950	12,488
	Czech Republic	4.200%	12/4/36	CZK	418,350	22,538
	Czech Republic	4.700%	9/12/22	CZK	130,000	6,244
	Czech Republic	4.850%	11/26/57	CZK	80,000	5,093
	Czech Republic	5.700%	5/25/24	CZK	220,000	11,514
						256,801
Total Czech Republic (Cost $269,214)						263,536
Denmark (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Danske Bank A/S	0.125%	3/9/21	EUR	2,300	2,598
	Danske Bank A/S	0.250%	6/4/20	EUR	3,800	4,286
	Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,564
	Danske Bank A/S	3.750%	6/23/22	EUR	500	629
	DLR Kredit A/S	1.000%	10/1/22	DKK	200,000	31,290
	Jyske Realkredit A/S	0.250%	4/1/21	EUR	10,800	12,224
	Jyske Realkredit A/S	0.250%	7/1/23	EUR	8,000	9,063
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	22,180	25,114
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	31,133
	Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	1,134	186
	Nykredit Realkredit A/S	1.000%	7/1/21	DKK	285,000	44,017
	Nykredit Realkredit A/S	1.000%	1/1/22	DKK	348,000	54,031
	Nykredit Realkredit A/S	2.000%	10/1/47	DKK	164,321	24,926
						251,061
Corporate Bonds (0.1%)
	AP Moller - Maersk A/S	4.000%	4/4/25	GBP	5,500	7,377
	AP Moller - Maersk A/S	1.750%	3/18/21	EUR	3,700	4,280
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	4,500	5,071
	Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	568
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	17,000	21,012
	Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	147
1	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,400	1,729
	Danske Bank A/S	0.125%	2/14/22	EUR	21,670	24,481
	Danske Bank A/S	0.250%	11/28/22	EUR	1,700	1,896
	Danske Bank A/S	0.500%	5/6/21	EUR	8,600	9,717
	Danske Bank A/S	0.750%	5/4/20	EUR	5,200	5,872
	Danske Bank A/S	0.750%	6/2/23	EUR	6,100	6,907
	Danske Bank A/S	0.875%	5/22/23	EUR	23,400	26,064
	Danske Bank A/S	1.375%	5/24/22	EUR	3,000	3,407

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Danske Bank A/S	2.750%	5/19/26	EUR	7,800	8,969
	ISS Global A/S	1.125%	1/7/21	EUR	14,752	16,803
	ISS Global A/S	1.500%	8/31/27	EUR	20,100	22,786
	ISS Global A/S	2.125%	12/2/24	EUR	500	600
1	Jyske Bank A/S	2.250%	4/5/29	EUR	15,100	17,176
2	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	137,000	21,599
	Nykredit Realkredit A/S	0.750%	7/14/21	EUR	300	340
1	Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,600	8,940
						215,741
Sovereign Bonds (0.4%)
	Kingdom of Denmark	0.500%	11/15/27	DKK	461,000	72,789
2	Kingdom of Denmark	0.500%	11/15/29	DKK	250,000	39,131
	Kingdom of Denmark	1.500%	11/15/23	DKK	242,545	39,662
	Kingdom of Denmark	1.750%	11/15/25	DKK	177,300	30,191
	Kingdom of Denmark	3.000%	11/15/21	DKK	179,410	29,434
	Kingdom of Denmark	4.500%	11/15/39	DKK	622,830	168,428
	Kingdom of Denmark	7.000%	11/10/24	DKK	74,285	15,766
	Kommunekredit	0.250%	10/9/20	EUR	3,000	3,391
	Kommunekredit	0.250%	3/29/23	EUR	700	797
	Kommunekredit	0.250%	5/15/23	EUR	600	682
	Kommunekredit	0.250%	2/16/24	EUR	2,000	2,274
	Kommunekredit	0.750%	5/18/27	EUR	25,578	29,615
	Kommunekredit	2.900%	11/27/26	AUD	1,678	1,221
	Orsted A/S	1.500%	11/26/29	EUR	20,589	24,072
	Orsted A/S	4.875%	1/12/32	GBP	2,500	4,089
	Orsted A/S	5.750%	4/9/40	GBP	4,000	7,654
1	Orsted A/S	6.250%	6/26/13	EUR	1,045	1,372
						470,568
Total Denmark (Cost $921,453)						937,370
Finland (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Aktia Bank Oyj	0.250%	3/31/22	EUR	10,300	11,692
	Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	11,309
	Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,440
	Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,678
	Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	13,000	14,921
	Nordea Mortgage Bank plc	4.000%	2/10/21	EUR	12,000	14,485
	OP Mortgage Bank	0.250%	3/13/24	EUR	30,000	34,062
	OP Mortgage Bank	0.625%	9/4/22	EUR	22,700	26,153
	OP Mortgage Bank	1.000%	11/28/24	EUR	7,000	8,260
	OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	11,593
						140,593
Corporate Bonds (0.1%)
	Citycon Oyj	3.750%	6/24/20	EUR	500	582
	Citycon Treasury BV	2.375%	1/15/27	EUR	10,000	10,731
	Nordea Bank AB	1.125%	2/12/25	EUR	4,500	5,285
1	Nordea Bank AB	1.875%	11/10/25	EUR	5,000	5,715
	Nordea Bank AB	2.375%	6/2/22	GBP	7,000	9,334
	Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,670
	Nordea Bank AB	4.000%	6/29/20	EUR	13,743	16,149
	Nordea Bank AB	4.000%	3/29/21	EUR	6,110	7,319
	Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	11,289

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Nordea Mortgage Bank plc	0.250%	2/28/23	EUR	6,000	6,820
	Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	345
	OP Corporate Bank plc	0.375%	2/26/24	EUR	6,800	7,687
	OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,146
	OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	9,148
	OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,496
	OP Corporate Bank plc	2.500%	5/20/22	GBP	1,800	2,413
	OP Mortgage Bank	0.050%	2/22/23	EUR	5,000	5,646
	OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	7,680
	OP Mortgage Bank	0.625%	2/15/29	EUR	10,000	11,284
	Sampo Oyj	1.000%	9/18/23	EUR	500	579
	Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,721
	Stora Enso Oyj	2.500%	6/7/27	EUR	4,500	5,240
	Stora Enso Oyj	2.500%	3/21/28	EUR	100	116
						141,395
Sovereign Bonds (0.6%)
6	Finnvera Oyj	0.500%	4/13/26	EUR	5,000	5,738
6	Finnvera Oyj	0.625%	11/19/21	EUR	20,000	22,985
	Fortum Oyj	2.125%	2/27/29	EUR	10,580	12,120
	Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,298
	Fortum Oyj	4.000%	5/24/21	EUR	5,000	6,047
	Municipality Finance plc	0.625%	11/26/26	EUR	5,000	5,783
	Municipality Finance plc	0.750%	12/15/20	GBP	1,200	1,557
	Municipality Finance plc	1.250%	2/23/33	EUR	10,000	11,963
	Municipality Finance plc	5.000%	3/20/24	AUD	1,000	801
2	Republic of Finland	0.000%	4/15/22	EUR	26,000	29,542
2	Republic of Finland	0.000%	9/15/23	EUR	33,750	38,392
2	Republic of Finland	0.375%	9/15/20	EUR	70,450	79,998
2	Republic of Finland	0.500%	4/15/26	EUR	36,640	42,632
	Republic of Finland	0.500%	9/15/27	EUR	11,000	12,725
2	Republic of Finland	0.500%	9/15/29	EUR	49,531	56,500
2	Republic of Finland	0.750%	4/15/31	EUR	40,492	46,927
2	Republic of Finland	0.875%	9/15/25	EUR	10,500	12,528
2	Republic of Finland	1.125%	4/15/34	EUR	25,000	30,066
2	Republic of Finland	1.375%	4/15/47	EUR	21,000	26,171
2	Republic of Finland	1.500%	4/15/23	EUR	35,140	42,365
2	Republic of Finland	1.625%	12/15/20	GBP	4,000	5,268
2	Republic of Finland	1.625%	9/15/22	EUR	7,080	8,496
2	Republic of Finland	2.000%	4/15/24	EUR	29,000	36,222
2	Republic of Finland	2.625%	7/4/42	EUR	14,215	22,120
2	Republic of Finland	2.750%	7/4/28	EUR	11,353	15,695
2	Republic of Finland	3.500%	4/15/21	EUR	13,000	15,730
2	Republic of Finland	4.000%	7/4/25	EUR	43,663	61,662
						661,331
Total Finland (Cost $939,756)						943,319

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
France (11.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	10,000	12,063
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	6,000	7,401
Arkea Home Loans SFH SA	4.500%	4/13/21	EUR	1,000	1,224
BNP Paribas Home Loan SFH	0.250%	9/2/21	EUR	10,500	11,905
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,857
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	8,573
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	8,601
BPCE SFH SA	0.375%	7/28/20	EUR	700	792
BPCE SFH SA	0.398%	4/24/25	EUR	20,000	22,779
BPCE SFH SA	1.000%	2/24/25	EUR	13,500	15,908
BPCE SFH SA	1.750%	6/27/24	EUR	20,000	24,409
BPCE SFH SA	2.125%	9/17/20	EUR	15,000	17,389
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,222
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	7,730
BPCE SFH SA	4.000%	3/23/22	EUR	20,000	25,141
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,421
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,042
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	11,902
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	5,852
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,447
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	11,600	15,275
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,596
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	25,196
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,169
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	17,697
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	20,000	22,848
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	26,268
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	19,000	21,901
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	10,000	11,524
Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	200	235
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	3,400	4,041
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	585
Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	5,000	6,007
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	11,490
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	14,982
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,106
Caisse Francaise de Financement Local	4.250%	1/26/21	EUR	7,000	8,469
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	3,775
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	5,727
Cie de Financement Foncier SA	0.200%	9/16/22	EUR	10,000	11,347
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	5,600	6,245
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	18,164
Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	227
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	23,000	26,204
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	11,479
Cie de Financement Foncier SA	0.625%	11/12/21	EUR	32,000	36,656
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	25,337
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	7,000	8,136
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	118
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,300	17,620
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,145
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,079

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Cie de Financement Foncier SA	3.500%	11/5/20	EUR	16,400	19,449
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	7,444
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	35,341
	Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,257
	Cie de Financement Foncier SA	4.375%	4/15/21	EUR	16,628	20,347
	Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	20,526
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	3,899
	Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	642
	Credit Agricole Home Loan SFH SA	0.625%	11/28/22	EUR	16,000	18,427
	Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,000	21,420
	Credit Agricole Home Loan SFH SA	3.875%	1/12/21	EUR	7,500	9,009
	Credit Agricole Home Loan SFH SA	4.000%	1/17/22	EUR	5,000	6,249
	Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	2,000	2,776
	Credit Agricole Home Loan SFH SA	0.050%	8/29/22	EUR	1,000	1,129
	Credit Agricole Home Loan SFH SA	0.125%	8/28/20	EUR	200	226
	Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	11,394
	Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	5,100	5,821
	Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,500	1,716
	Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,465
	Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	36,000	41,615
	Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	15,000	17,405
†	Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	5,000	5,542
	Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	5,000	5,844
	Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	4,500	5,407
	Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	6,200	7,505
	Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	1,000	1,113
	Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	700	812
	Credit Mutuel - CIC Home Loan SFH SA	0.500%	1/21/22	EUR	10,000	11,428
	Credit Mutuel - CIC Home Loan SFH SA	2.500%	9/11/23	EUR	3,000	3,737
	Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/16/23	EUR	6,100	7,916
	Credit Mutuel - CIC Home Loan SFH SA	0.250%	4/30/24	EUR	5,000	5,675
	Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/10/25	EUR	2,200	2,540
	Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/2/26	EUR	5,000	5,756
	Credit Mutuel - CIC Home Loan SFH SA	0.750%	9/15/27	EUR	8,600	9,893
	Credit Mutuel - CIC Home Loan SFH SA	0.875%	4/7/26	EUR	800	935
	Credit Mutuel - CIC Home Loan SFH SA	1.000%	1/30/29	EUR	5,000	5,838
	Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	6,000	8,037
	Credit Mutuel - CIC Home Loan SFH SA	4.375%	3/17/21	EUR	1,400	1,707
	HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,708
	HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,316
	HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,065
	La Banque Postale Home Loan SFH SA	0.175%	4/22/22	EUR	5,000	5,665
	La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	4,800	5,980
	La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	2,500	2,856
	La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	1,000	1,163
	La Banque Postale Home Loan SFH SA	1.875%	9/11/20	EUR	6,200	7,162
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	1,200	1,417
	Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	5,999
	Societe Generale SFH SA	1.625%	1/5/21	EUR	10,900	12,621
	Societe Generale SFH SA	2.000%	4/29/24	EUR	13,400	16,501
	Societe Generale SFH SA	4.000%	1/18/22	EUR	2,000	2,498
	Societe Generale SFH SA	0.750%	1/19/28	EUR	10,000	11,521
						1,019,020

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (2.0%)
	Accor SA	1.250%	1/25/24	EUR	9,800	11,225
	Accor SA	2.375%	9/17/23	EUR	2,300	2,778
	Air Liquide Finance SA	0.500%	6/13/22	EUR	1,400	1,599
	Air Liquide Finance SA	1.000%	3/8/27	EUR	100	118
	Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,670
	Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,191
	Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	6,280
	Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,849
	Airbus Finance BV	0.875%	5/13/26	EUR	800	918
	Airbus Finance BV	1.375%	5/13/31	EUR	6,536	7,578
	Airbus Finance BV	2.125%	10/29/29	EUR	700	888
	Airbus Finance BV	2.375%	4/2/24	EUR	3,700	4,590
	Altarea SCA	2.250%	7/5/24	EUR	10,000	11,604
	APRR SA	1.125%	1/15/21	EUR	13,400	15,302
	APRR SA	1.125%	1/9/26	EUR	10,700	12,501
	APRR SA	1.250%	1/6/27	EUR	10,800	12,722
	APRR SA	1.500%	1/15/24	EUR	600	715
	APRR SA	1.500%	1/25/30	EUR	200	236
	APRR SA	1.500%	1/17/33	EUR	300	348
	APRR SA	1.625%	1/13/32	EUR	9,400	11,092
	APRR SA	1.875%	1/15/25	EUR	2,400	2,920
	APRR SA	1.875%	1/6/31	EUR	200	244
	Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	1,000	1,138
	Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	100	115
	Arkema SA	1.500%	4/20/27	EUR	17,600	20,616
	Auchan Holding SADIR	0.625%	2/7/22	EUR	100	111
	Auchan Holding SADIR	1.750%	4/23/21	EUR	3,100	3,551
	Auchan Holding SADIR	2.375%	12/12/22	EUR	2,000	2,332
	Auchan Holding SADIR	2.625%	1/30/24	EUR	6,000	6,917
	Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	10,700	12,436
	Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,643
	Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	472
	Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,223
	Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,578
	Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	133
	AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,130
	AXA Bank Europe SCF	0.375%	3/23/23	EUR	1,000	1,140
	AXA Bank Europe SCF	1.375%	4/18/33	EUR	15,600	18,563
	AXA SA	1.125%	5/15/28	EUR	700	824
1	AXA SA	3.250%	5/28/49	EUR	25,300	29,948
1	AXA SA	3.375%	7/6/47	EUR	16,550	20,132
1	AXA SA	3.875%	5/20/49	EUR	5,450	6,653
1	AXA SA	3.941%	11/29/49	EUR	2,930	3,599
1	AXA SA	5.125%	7/4/43	EUR	6,000	7,807
1	AXA SA	5.453%	12/31/49	GBP	150	214
1	AXA SA	5.625%	1/16/54	GBP	19,870	29,272
1	AXA SA	6.686%	7/29/49	GBP	1,800	2,747
	AXA SA	7.125%	12/15/20	GBP	6,290	8,930
	Banque Federative du Credit Mutuel SA	0.375%	1/13/22	EUR	400	453
	Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	400,000	3,606
	Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	17,000	19,299
	Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	8,100	9,269
	Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	5,200	5,910

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Banque Federative du Credit Mutuel SA	0.875%	6/8/20	GBP	3,500	4,541
	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	12,800	15,004
	Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	10,500	12,577
	Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,800	3,145
	Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	1,600	1,844
	Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	21,200	25,452
	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	5,000	5,976
	Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	16,000	18,829
	Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	12,464
	Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	1,100	1,330
	Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,200	10,358
	Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	19,324	23,761
	Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	6,300	7,839
	Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	4,744
	Banque Federative du Credit Mutuel SA	4.125%	7/20/20	EUR	250	295
1	BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,457
	BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,699
	BNP Paribas SA	1.000%	6/27/24	EUR	5,000	5,717
	BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,152
	BNP Paribas SA	1.125%	1/15/23	EUR	1,100	1,280
	BNP Paribas SA	1.125%	10/10/23	EUR	11,800	13,621
	BNP Paribas SA	1.125%	11/22/23	EUR	500	575
	BNP Paribas SA	1.125%	6/11/26	EUR	37,000	41,876
	BNP Paribas SA	1.250%	3/19/25	EUR	10,000	11,506
	BNP Paribas SA	1.500%	11/17/25	EUR	20,500	23,945
	BNP Paribas SA	2.125%	1/23/27	EUR	6,000	7,170
	BNP Paribas SA	2.250%	1/13/21	EUR	12,500	14,591
	BNP Paribas SA	2.375%	5/20/24	EUR	8,500	10,538
	BNP Paribas SA	2.375%	2/17/25	EUR	5,000	5,977
1	BNP Paribas SA	2.625%	10/14/27	EUR	3,100	3,675
	BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,159
	BNP Paribas SA	2.875%	9/26/23	EUR	5,550	6,960
1	BNP Paribas SA	2.875%	3/20/26	EUR	6,000	7,027
	BNP Paribas SA	2.875%	10/1/26	EUR	4,800	5,916
	BNP Paribas SA	4.125%	1/14/22	EUR	200	249
	BNP Paribas SA	4.500%	3/21/23	EUR	160	211
	Bouygues SA	1.375%	6/7/27	EUR	18,700	21,758
	Bouygues SA	3.625%	1/16/23	EUR	2,500	3,173
	Bouygues SA	4.250%	7/22/20	EUR	400	472
	Bouygues SA	4.500%	2/9/22	EUR	18,500	23,367
	Bouygues SA	5.500%	10/6/26	GBP	3,600	5,651
	BPCE SA	0.375%	10/5/23	EUR	10,100	11,385
	BPCE SA	0.875%	1/31/24	EUR	10,200	11,603
	BPCE SA	1.125%	1/18/23	EUR	3,800	4,373
	BPCE SA	2.125%	3/17/21	EUR	9,100	10,644
1	BPCE SA	2.750%	7/8/26	EUR	9,000	10,564
1	BPCE SA	2.750%	11/30/27	EUR	100	120
	BPCE SA	2.875%	1/16/24	EUR	8,500	10,675
	BPCE SA	4.250%	2/6/23	EUR	100	129
	BPCE SA	4.500%	4/26/28	AUD	1,300	966
	BPCE SA	5.250%	4/16/29	GBP	3,000	4,587
	BPCE SFH SA	0.375%	2/10/23	EUR	5,100	5,822
	BPCE SFH SA	0.375%	2/21/24	EUR	12,700	14,483
	BPCE SFH SA	0.625%	9/22/27	EUR	5,000	5,704

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BPCE SFH SA	0.875%	4/13/28	EUR	12,100	14,009
	BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,348
	Caisse Francaise de Financement Local	0.500%	4/13/22	EUR	5,000	5,722
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,500	1,714
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	6,000	6,910
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	8,000	9,268
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	19,000	22,576
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	10,000	12,253
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	2,500	2,876
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	2,500	3,422
	Cap Gemini SA	1.750%	7/1/20	EUR	23,400	26,672
	Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,342
	Capgemini SE	0.500%	11/9/21	EUR	200	227
	Capgemini SE	1.000%	10/18/24	EUR	300	346
	Capgemini SE	1.750%	4/18/28	EUR	300	353
	Carmila SA	2.125%	3/7/28	EUR	1,500	1,693
	Carmila SA	2.375%	9/16/24	EUR	4,100	4,886
	Carrefour SA	0.750%	4/26/24	EUR	9,100	10,347
	Carrefour SA	1.250%	6/3/25	EUR	17,103	19,725
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	1,500	1,710
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	2,100	2,433
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	11,000	12,634
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,036
	Cie de Saint-Gobain	1.125%	3/23/26	EUR	11,500	13,183
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	100	119
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	17,700	19,947
	Cie Financiere et Industrielle des Autoroutes SA	1.125%	10/13/27	EUR	1,000	1,164
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	5,100	6,476
1	CNP Assurances	4.500%	6/10/47	EUR	4,600	5,887
1	CNP Assurances	6.000%	9/14/40	EUR	2,000	2,419
	Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	4,900	6,064
	Compagnie Financiere et Industrielle des Autoroutes SA	5.000%	5/24/21	EUR	17,400	21,573
	Covivio	1.875%	5/20/26	EUR	200	233
1	Credit Agricole Assurances SA	2.625%	1/29/48	EUR	8,100	8,775
1	Credit Agricole Assurances SA	4.500%	10/31/49	EUR	100	122
1	Credit Agricole Assurances SA	4.750%	9/27/48	EUR	19,600	24,984
	Credit Agricole SA	0.443%	6/9/22	JPY	300,000	2,691
	Credit Agricole SA	0.875%	1/19/22	EUR	12,400	14,247
	Credit Agricole SA	1.250%	4/14/26	EUR	100	117
	Credit Agricole SA	1.875%	12/20/26	EUR	10,100	12,111
	Credit Agricole SA	2.375%	11/27/20	EUR	5,000	5,832
	Credit Agricole SA	2.375%	5/20/24	EUR	9,000	11,117
	Credit Agricole SA	2.625%	3/17/27	EUR	24,100	29,322
	Credit Agricole SA	3.125%	7/17/23	EUR	700	882
	Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,364
	Credit Agricole SA	3.900%	4/19/21	EUR	100	120
	Credit Agricole SA	7.375%	12/18/23	GBP	800	1,280
	Credit Agricole SA	1.000%	9/16/24	EUR	2,000	2,327

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	30,000	36,622
	Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	9,812
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,500	24,640
1	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	109
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	19,700	24,063
	Danone SA	0.167%	11/3/20	EUR	27,400	30,886
	Danone SA	0.424%	11/3/22	EUR	6,300	7,180
	Danone SA	0.709%	11/3/24	EUR	600	691
	Danone SA	1.208%	11/3/28	EUR	5,000	5,836
	Danone SA	1.250%	5/30/24	EUR	200	237
	Danone SA	2.250%	11/15/21	EUR	2,000	2,372
	Danone SA	2.600%	6/28/23	EUR	5,700	7,081
	Danone SA	3.600%	11/23/20	EUR	500	594
	Edenred	1.375%	3/10/25	EUR	100	116
	Engie Alliance GIE	5.750%	6/24/23	EUR	5,988	8,292
	Engie SA	0.500%	3/13/22	EUR	11,500	13,115
	Engie SA	0.875%	3/27/24	EUR	2,100	2,439
	Engie SA	1.375%	5/19/20	EUR	7,000	7,979
	Engie SA	1.375%	6/22/28	EUR	1,700	2,032
	Engie SA	1.375%	2/28/29	EUR	8,700	10,330
1	Engie SA	1.375%	12/31/49	EUR	5,100	5,649
	Engie SA	1.500%	3/13/35	EUR	3,100	3,612
	Engie SA	2.000%	9/28/37	EUR	100	122
	Engie SA	2.375%	5/19/26	EUR	200	256
	Engie SA	2.625%	7/20/22	EUR	800	976
	Engie SA	3.000%	2/1/23	EUR	4,000	4,998
1	Engie SA	3.875%	6/2/49	EUR	3,700	4,528
1	Engie SA	4.750%	7/29/49	EUR	6,200	7,547
	Engie SA	5.000%	10/1/60	GBP	3,550	7,073
	Engie SA	5.950%	3/16/11	EUR	6,172	11,921
	Engie SA	6.375%	1/18/21	EUR	30	37
	Engie SA	7.000%	10/30/28	GBP	2,850	5,260
	Eutelsat SA	2.000%	10/2/25	EUR	4,300	4,892
	Gecina SA	1.000%	1/30/29	EUR	2,300	2,532
	Gecina SA	1.375%	6/30/27	EUR	100	116
	Gecina SA	1.375%	1/26/28	EUR	1,100	1,266
	Gecina SA	1.500%	1/20/25	EUR	9,200	10,901
	Gecina SA	2.000%	6/17/24	EUR	2,000	2,422
	Holding d’Infrastructures de Transport SAS	1.625%	11/27/27	EUR	2,400	2,694
	Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,300	5,085
	Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	1,700	2,118
	HSBC France SA	0.200%	9/4/21	EUR	19,000	21,437
	HSBC France SA	0.625%	12/3/20	EUR	100	114
	ICADE	1.125%	11/17/25	EUR	10,600	12,000
	ICADE	1.875%	9/14/22	EUR	100	118
	Imerys SA	0.875%	3/31/22	EUR	600	685
	Imerys SA	1.500%	1/15/27	EUR	1,100	1,261
	Imerys SA	2.000%	12/10/24	EUR	600	714
	Indigo Group SAS	1.625%	4/19/28	EUR	500	575
	JCDecaux SA	1.000%	6/1/23	EUR	10,000	11,552
	Kering SA	1.250%	5/10/26	EUR	9,300	10,909
	Klepierre SA	1.250%	9/29/31	EUR	200	226
	Klepierre SA	1.875%	2/19/26	EUR	7,600	9,224
	Klepierre SA	1.000%	4/17/23	EUR	200	232

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Klepierre SA	1.375%	2/16/27	EUR	1,200	1,412
1	La Mondiale SAM	5.050%	12/31/49	EUR	4,000	5,009
	Legrand SA	0.750%	7/6/24	EUR	200	229
	Legrand SA	1.000%	3/6/26	EUR	100	115
	Legrand SA	1.875%	12/16/27	EUR	100	121
	Legrand SA	1.875%	7/6/32	EUR	1,200	1,459
	Legrand SA	3.375%	4/19/22	EUR	300	370
	LVMH Moet Hennessy Louis Vuitton SE	0.000%	5/26/20	EUR	100	112
	LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	750	852
	LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	11,694
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,299
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	9,000	11,651
	LVMH Moet Hennessy Louis Vuitton SE	1.750%	11/13/20	EUR	100	115
	Mercialys SA	1.787%	3/31/23	EUR	5,100	5,861
	Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	231
	Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	121
	Orange SA	0.500%	1/15/22	EUR	500	568
	Orange SA	0.875%	2/3/27	EUR	1,500	1,703
	Orange SA	1.000%	5/12/25	EUR	10,100	11,730
	Orange SA	1.000%	9/12/25	EUR	5,200	6,036
	Orange SA	1.125%	7/15/24	EUR	14,100	16,466
	Orange SA	1.375%	3/20/28	EUR	21,000	24,447
	Orange SA	1.375%	1/16/30	EUR	2,400	2,753
	Orange SA	1.500%	9/9/27	EUR	7,000	8,281
	Orange SA	1.875%	9/12/30	EUR	10,100	12,084
	Orange SA	2.000%	1/15/29	EUR	200	244
	Orange SA	2.500%	3/1/23	EUR	200	245
	Orange SA	3.125%	1/9/24	EUR	300	383
	Orange SA	3.250%	1/15/32	GBP	7,000	9,664
	Orange SA	3.375%	9/16/22	EUR	3,500	4,358
	Orange SA	3.875%	1/14/21	EUR	200	240
1	Orange SA	4.000%	12/31/49	EUR	18,600	22,456
	Orange SA	5.000%	10/1/66	EUR	7,400	9,581
	Orange SA	5.250%	12/5/25	GBP	3,900	6,091
1	Orange SA	5.250%	12/ 31/49	EUR	12,050	15,664
	Orange SA	5.625%	1/23/34	GBP	400	698
1	Orange SA	5.875%	12/31/49	GBP	8,600	12,148
	Orange SA	7.250%	11/10/20	GBP	400	568
	Orange SA	8.125%	11/20/28	GBP	6,500	12,508
	Orange SA	8.125%	1/28/33	EUR	600	1,209
	Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,548
	Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	14,817
	Peugeot SA	2.000%	3/20/25	EUR	3,700	4,320
	Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,504
	Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,132
	RCI Banque SA	0.250%	7/12/21	EUR	900	1,012
	RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,227
	RCI Banque SA	0.750%	1/12/22	EUR	900	1,021
	RCI Banque SA	0.750%	9/26/22	EUR	10,000	11,324
	RCI Banque SA	1.000%	5/17/23	EUR	6,400	7,306
	RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,581
	RCI Banque SA	1.375%	3/8/24	EUR	11,000	12,605
	RCI Banque SA	1.625%	4/11/25	EUR	9,400	10,800
	RCI Banque SA	1.625%	5/26/26	EUR	1,100	1,247

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	RCI Banque SA	1.875%	11/8/22	GBP	1,800	2,322
	RCI Banque SA	2.000%	7/11/24	EUR	12,000	14,127
	Renault SA	1.000%	3/8/23	EUR	600	684
	Renault SA	1.000%	4/18/24	EUR	5,700	6,399
	Renault SA	3.125%	3/5/21	EUR	2,125	2,514
	Sanef SA	0.950%	10/19/28	EUR	3,600	3,919
	Sanofi	0.000%	9/13/22	EUR	6,000	6,748
	Sanofi	0.500%	3/21/23	EUR	14,500	16,606
	Sanofi	0.500%	1/13/27	EUR	500	562
	Sanofi	0.875%	9/22/21	EUR	700	803
	Sanofi	1.125%	4/5/28	EUR	10,400	12,191
	Sanofi	1.375%	3/21/30	EUR	18,800	22,347
	Sanofi	1.750%	9/10/26	EUR	7,000	8,599
	Sanofi	1.875%	9/4/20	EUR	6,200	7,113
	Sanofi	1.875%	3/21/38	EUR	7,200	8,833
	Sanofi	2.500%	11/14/23	EUR	5,000	6,218
	Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,125
	Schneider Electric SE	0.875%	3/11/25	EUR	3,200	3,693
	Schneider Electric SE	1.500%	9/8/23	EUR	400	477
	Schneider Electric SE	1.500%	1/15/28	EUR	11,000	12,933
	Schneider Electric SE	2.500%	9/6/21	EUR	1,100	1,310
1	SCOR SE	3.000%	6/8/46	EUR	3,100	3,710
	Societe Generale SA	0.250%	1/18/22	EUR	10,000	11,284
	Societe Generale SA	0.448%	5/26/22	JPY	900,000	8,060
	Societe Generale SA	0.750%	11/25/20	EUR	10,000	11,378
	Societe Generale SA	0.750%	5/26/23	EUR	5,000	5,729
	Societe Generale SA	1.000%	4/1/22	EUR	10,000	11,447
	Societe Generale SA	1.125%	1/23/25	EUR	14,300	16,160
	Societe Generale SA	1.250%	2/15/24	EUR	15,000	17,197
	Societe Generale SA	2.625%	2/27/25	EUR	100	120
	Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,522
	Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,182
	Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,222
	Societe Generale SFH SA	0.250%	9/11/23	EUR	1,100	1,248
	Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	1,949
	Societe Generale SFH SA	0.500%	1/30/25	EUR	9,000	10,317
	Societe Generale SFH SA	0.500%	1/28/26	EUR	11,200	12,792
	Sodexo SA	2.500%	6/24/26	EUR	600	756
1	Sogecap SA	4.125%	12/31/49	EUR	100	120
	Suez	1.000%	4/3/25	EUR	10,200	11,884
	Suez	1.500%	4/3/29	EUR	1,300	1,544
	Suez	1.625%	9/17/30	EUR	600	715
	Suez	1.625%	9/21/32	EUR	6,300	7,472
	Suez	1.750%	9/10/25	EUR	500	608
	Suez	2.750%	10/9/23	EUR	3,000	3,767
1	Suez	3.000%	6/23/49	EUR	3,400	3,917
	Suez	4.078%	5/17/21	EUR	2,100	2,555
	Suez	4.125%	6/24/22	EUR	400	506
	Suez	5.500%	7/22/24	EUR	7,750	11,102
	TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	934
	TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	24,997
	Terega SA	2.200%	8/5/25	EUR	100	120
	Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	15,120
	Total Capital Canada Ltd.	1.875%	7/9/20	EUR	8,300	9,546

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Total Capital Canada Ltd.	2.125%	9/18/29	EUR	5,900	7,549
	Total Capital International SA	0.250%	7/12/23	EUR	8,400	9,539
	Total Capital International SA	0.625%	10/4/24	EUR	11,800	13,620
	Total Capital International SA	0.750%	7/12/28	EUR	7,600	8,669
	Total Capital International SA	1.375%	3/19/25	EUR	11,700	14,029
	Total Capital International SA	1.750%	7/7/25	GBP	9,263	12,217
	Total Capital International SA	2.125%	11/19/21	EUR	3,900	4,638
	Total Capital International SA	2.125%	3/15/23	EUR	4,000	4,872
	Total Capital International SA	2.250%	6/9/22	GBP	2,782	3,749
	Total Capital International SA	2.500%	3/25/26	EUR	4,000	5,162
	Total Capital International SA	2.875%	11/19/25	EUR	4,100	5,379
	Total Capital International SA	4.250%	11/26/21	AUD	3,898	2,903
1	Total SA	2.625%	12/29/49	EUR	18,750	22,008
1	Total SA	2.708%	12/31/49	EUR	13,600	16,172
1	Total SA	3.369%	12/31/49	EUR	7,200	8,822
1	Total SA	3.875%	12/31/49	EUR	500	610
	Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,441
	Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	11,569
	Unibail-Rodamco SE	1.000%	2/27/27	EUR	5,500	6,261
	Unibail-Rodamco SE	1.125%	9/15/25	EUR	7,200	8,358
	Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	688
	Unibail-Rodamco SE	1.375%	4/15/30	EUR	13,500	15,477
	Unibail-Rodamco SE	1.500%	5/29/29	EUR	300	351
	Unibail-Rodamco SE	1.875%	1/15/31	EUR	15,000	17,852
	Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,300	1,545
	Unibail-Rodamco SE	2.250%	5/14/38	EUR	2,000	2,444
	Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,344
	Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,347
	Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	630
1	Unibail-Rodamco SE	2.875%	12/31/49	EUR	5,000	5,689
	Valeo SA	0.625%	1/11/23	EUR	11,000	12,397
	Valeo SA	1.500%	6/18/25	EUR	8,000	9,088
	Veolia Environnement SA	0.672%	3/30/22	EUR	400	457
	Veolia Environnement SA	0.892%	1/14/24	EUR	3,200	3,685
	Veolia Environnement SA	0.927%	1/4/29	EUR	5,000	5,547
	Veolia Environnement SA	1.590%	1/10/28	EUR	6,100	7,296
	Veolia Environnement SA	4.247%	1/6/21	EUR	3,100	3,729
	Veolia Environnement SA	4.625%	3/30/27	EUR	9,200	13,436
	Veolia Environnement SA	5.125%	5/24/22	EUR	100	130
	Veolia Environnement SA	6.125%	11/25/33	EUR	2,380	4,258
	Veolia Environnement SA	6.125%	10/29/37	GBP	3,050	5,858
	Vinci SA	1.000%	9/26/25	EUR	5,000	5,817
	Vinci SA	1.625%	1/18/29	EUR	2,500	2,987
	Vinci SA	1.750%	9/26/30	EUR	6,800	8,162
	Vivendi SA	0.750%	5/26/21	EUR	5,000	5,688
	Vivendi SA	1.875%	5/26/26	EUR	400	481
						2,512,074
Sovereign Bonds (8.9%)
	Aeroports de Paris	1.500%	7/24/23	EUR	5,000	5,932
	Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,766
	Aeroports de Paris	2.125%	10/11/38	EUR	7,400	9,113
	Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,310
	Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,560
	Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	11,301

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Agence Francaise de Developpement	0.125%	4/30/22	EUR	28,000	31,676
	Agence Francaise de Developpement	0.125%	11/15/23	EUR	8,000	9,021
	Agence Francaise de Developpement	0.250%	7/21/26	EUR	12,100	13,507
	Agence Francaise de Developpement	0.375%	4/30/24	EUR	34,000	38,741
	Agence Francaise de Developpement	0.500%	10/31/25	EUR	10,000	11,431
	Agence Francaise de Developpement	1.000%	1/31/28	EUR	5,000	5,852
	Agence Francaise de Developpement	1.375%	9/17/24	EUR	20,500	24,559
	Agence Francaise de Developpement	1.375%	7/5/32	EUR	15,000	17,803
	Agence Francaise de Developpement	2.125%	2/15/21	EUR	35,000	40,927
	Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,618
	Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	5,094
	Agence France Locale	0.500%	6/20/24	EUR	9,500	10,882
	Bpifrance Financement SA	0.100%	2/19/21	EUR	4,900	5,535
	Bpifrance Financement SA	0.125%	11/25/20	EUR	15,000	16,942
	Bpifrance Financement SA	0.250%	2/14/23	EUR	20,000	22,717
	Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	11,432
	Bpifrance Financement SA	0.750%	10/25/21	EUR	47,600	54,647
	Bpifrance Financement SA	0.750%	11/25/24	EUR	15,000	17,428
	Bpifrance Financement SA	2.500%	5/25/24	EUR	10,000	12,602
	Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	36,586
	Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	94,000	106,156
	Caisse d’Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	61,200	69,586
	Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	90,000	103,772
	Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	15,000	18,171
	Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	54,592
	Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,692
	Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,382
	Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	11,311
	Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,580
	Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	10,039
	Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	16,400	19,618
4	Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,330
	Electricite de France SA	1.000%	10/13/26	EUR	21,300	24,475
	Electricite de France SA	1.875%	10/13/36	EUR	18,700	21,021
	Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,224
	Electricite de France SA	2.750%	3/10/23	EUR	20,300	25,123
	Electricite de France SA	3.875%	1/18/22	EUR	3,100	3,848
	Electricite de France SA	4.000%	11/12/25	EUR	2,150	2,957
	Electricite de France SA	4.125%	3/25/27	EUR	4,100	5,748
1	Electricite de France SA	4.125%	1/29/49	EUR	6,000	7,123
	Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,072
	Electricite de France SA	4.625%	9/11/24	EUR	5,000	6,875
	Electricite de France SA	4.625%	4/26/30	EUR	200	300

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,612
	Electricite de France SA	5.125%	9/22/50	GBP	2,100	3,748
	Electricite de France SA	5.375%	5/29/20	EUR	13,600	16,152
1	Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,250
	Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,881
	Electricite de France SA	5.500%	10/17/41	GBP	8,700	15,634
	Electricite de France SA	5.625%	2/21/33	EUR	4,650	7,763
	Electricite de France SA	5.875%	7/18/31	GBP	15,800	27,664
1	Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,367
1	Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,209
	Electricite de France SA	6.000%	1/23/14	GBP	6,900	13,520
	Electricite de France SA	6.250%	1/25/21	EUR	7,200	8,968
	French Republic	0.000%	5/25/20	EUR	234,370	264,438
	French Republic	0.000%	5/25/21	EUR	486,250	551,641
	French Republic	0.000%	2/25/22	EUR	100,000	113,688
	French Republic	0.000%	5/25/22	EUR	161,500	183,654
	French Republic	0.000%	3/25/23	EUR	406,550	462,564
	French Republic	0.000%	3/25/24	EUR	350,000	397,302
	French Republic	0.250%	11/25/20	EUR	166,000	188,595
	French Republic	0.250%	11/25/26	EUR	200,000	227,603
	French Republic	0.500%	5/25/25	EUR	142,940	166,307
	French Republic	0.500%	5/25/26	EUR	370,000	429,581
	French Republic	0.750%	5/25/28	EUR	238,000	278,943
	French Republic	0.750%	11/25/28	EUR	511,207	597,252
	French Republic	1.000%	11/25/25	EUR	235,000	282,152
	French Republic	1.000%	5/25/27	EUR	292,429	350,835
	French Republic	1.250%	5/25/34	EUR	298,850	357,774
2	French Republic	1.250%	5/25/36	EUR	108,200	127,932
	French Republic	1.500%	5/25/31	EUR	241,333	300,760
2	French Republic	1.500%	5/25/50	EUR	140,031	160,939
	French Republic	1.750%	5/25/23	EUR	267,450	325,884
	French Republic	1.750%	11/25/24	EUR	153,840	191,218
2	French Republic	1.750%	6/25/39	EUR	135,050	171,078
2	French Republic	1.750%	5/25/66	EUR	91,902	107,856
2	French Republic	2.000%	5/25/48	EUR	45,710	59,397
	French Republic	2.250%	10/25/22	EUR	211,840	259,867
	French Republic	2.250%	5/25/24	EUR	92,000	116,321
	French Republic	2.500%	10/25/20	EUR	229,170	268,773
	French Republic	2.500%	5/25/30	EUR	71,650	98,164
	French Republic	2.750%	10/25/27	EUR	81,950	112,213
	French Republic	3.000%	4/25/22	EUR	110,420	136,719
	French Republic	3.250%	10/25/21	EUR	90,450	111,020
	French Republic	3.250%	5/25/45	EUR	180,485	293,335
	French Republic	3.500%	4/25/26	EUR	112,000	156,878
	French Republic	3.750%	4/25/21	EUR	72,005	87,685
	French Republic	4.000%	10/25/38	EUR	157,820	272,821
	French Republic	4.000%	4/25/55	EUR	48,690	93,361
	French Republic	4.000%	4/25/60	EUR	37,250	73,398
	French Republic	4.250%	10/25/23	EUR	110,770	149,985
	French Republic	4.500%	4/25/41	EUR	160,015	300,340
	French Republic	4.750%	4/25/35	EUR	61,979	111,164
	French Republic	5.500%	4/25/29	EUR	66,700	113,108
	French Republic	5.750%	10/25/32	EUR	77,310	144,566
	French Republic	6.000%	10/25/25	EUR	55,000	86,045

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	French Republic	8.250%	4/25/22	EUR	14,000	19,815
	French Republic	8.500%	4/25/23	EUR	400	609
	La Banque Postale SA	1.000%	10/16/24	EUR	5,000	5,695
	La Banque Postale SA	2.000%	7/13/28	EUR	5,000	6,017
1	La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,324
1	La Banque Postale SA	2.750%	11/19/27	EUR	4,000	4,732
	La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,503
	La Poste SA	1.125%	6/4/25	EUR	10,000	11,661
	La Poste SA	2.750%	11/26/24	EUR	4,200	5,329
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	3,000	3,487
	Region of Ile de France	0.500%	6/14/25	EUR	10,000	11,493
	Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,742
	Region of Ile de France	1.375%	3/14/29	EUR	100	121
	Region of Ile de France	1.375%	6/20/33	EUR	6,000	7,165
	Region of Ile de France	2.250%	6/10/23	EUR	900	1,110
	Region of Ile de France	3.625%	3/27/24	EUR	13,300	17,577
	RTE Reseau de Transport d’Electricite SADIR	1.875%	10/23/37	EUR	5,000	5,948
	RTE Reseau de Transport d’Electricite SADIR	2.000%	4/18/36	EUR	500	614
	RTE Reseau de Transport d’Electricite SADIR	2.125%	9/27/38	EUR	25,000	30,581
	RTE Reseau de Transport d’Electricite SADIR	2.750%	6/20/29	EUR	2,400	3,172
	RTE Reseau de Transport d’Electricite SADIR	4.125%	2/3/21	EUR	1,400	1,689
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	13,910
	SNCF Mobilites	1.500%	2/2/29	EUR	14,000	16,931
	SNCF Mobilites	5.375%	3/18/27	GBP	8,069	13,264
	SNCF Mobilities	3.625%	6/3/20	EUR	3,711	4,342
	SNCF Mobilities	4.125%	2/19/25	EUR	700	964
	SNCF Mobilities	4.875%	6/12/23	EUR	4,000	5,408
	SNCF Reseau EPIC	0.100%	5/27/21	EUR	31,000	35,062
	SNCF Reseau EPIC	1.000%	11/9/31	EUR	10,000	11,482
	SNCF Reseau EPIC	1.125%	5/25/30	EUR	28,100	32,828
	SNCF Reseau EPIC	1.500%	5/29/37	EUR	18,000	21,102
	SNCF Reseau EPIC	2.000%	2/5/48	EUR	5,000	5,956
	SNCF Reseau EPIC	2.250%	12/ 20/47	EUR	12,500	15,685
7	SNCF Reseau EPIC	2.625%	12/29/25	EUR	3,000	3,897
	SNCF Reseau EPIC	3.125%	10/25/28	EUR	7,000	9,720
	SNCF Reseau EPIC	4.250%	10/7/26	EUR	1,500	2,170
	SNCF Reseau EPIC	4.375%	6/2/22	EUR	15,000	19,203
	SNCF Reseau EPIC	4.830%	3/25/60	GBP	1,400	2,992
	SNCF Reseau EPIC	5.000%	10/10/33	EUR	10,500	18,056
	SNCF Reseau EPIC	5.000%	3/11/52	GBP	3,725	7,713
	SNCF Reseau EPIC	5.250%	12/7/28	GBP	17,000	28,751
	SNCF Reseau EPIC	5.250%	1/31/35	GBP	1,400	2,559
	SNCF Reseau EPIC	5.500%	12/1/21	GBP	7,000	10,101
	SNCF Reseau EPIC	6.000%	10/12/20	EUR	9,000	11,020
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	4,200	4,747
7	Unedic Asseo	0.000%	11/25/20	EUR	9,000	10,149
	Unedic Asseo	0.125%	5/25/22	EUR	10,000	11,329
	Unedic Asseo	0.125%	11/25/24	EUR	45,000	50,453

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
7	Unedic Asseo	0.250%	11/24/23	EUR	30,000	34,166
7	Unedic Asseo	0.300%	11/4/21	EUR	5,000	5,693
7	Unedic Asseo	0.500%	3/20/29	EUR	15,000	16,856
7	Unedic Asseo	0.625%	2/17/25	EUR	25,000	28,995
7	Unedic Asseo	0.625%	3/3/26	EUR	10,000	11,591
7	Unedic Asseo	0.875%	10/25/22	EUR	22,200	25,827
7	Unedic Asseo	1.250%	5/29/20	EUR	5,000	5,701
7	Unedic Asseo	1.250%	10/21/27	EUR	1,500	1,816
7	Unedic Asseo	1.500%	4/16/21	EUR	36,000	41,823
7	Unedic Asseo	2.250%	4/5/23	EUR	7,000	8,593
7	Unedic Asseo	2.375%	5/25/24	EUR	3,000	3,775
						11,061,915
Total France (Cost $14,386,867)						14,593,009
Germany (10.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,702
	Bayerische Landesbank	0.500%	3/19/25	EUR	10,000	11,485
	Bayerische Landesbank	1.000%	7/9/21	EUR	250	288
	Bayerische Landesbank	1.250%	12/20/21	GBP	2,700	3,509
	Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	5,988
	Bayerische Landesbank	2.000%	7/11/22	EUR	700	839
	Berlin Hyp AG	0.000%	11/29/21	EUR	1,000	1,128
	Berlin Hyp AG	0.125%	10/23/23	EUR	25,500	28,806
	Berlin Hyp AG	0.375%	5/3/24	EUR	7,810	8,917
	Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	6,930
	Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,540
	Commerzbank AG	0.500%	6/9/26	EUR	15,000	17,149
	Commerzbank AG	0.625%	3/13/25	EUR	9,200	10,639
	Commerzbank AG	0.625%	5/28/25	EUR	9,000	10,405
	Commerzbank AG	0.625%	8/24/27	EUR	1,100	1,260
	Commerzbank AG	0.875%	9/8/25	EUR	10,100	11,848
	Commerzbank AG	4.125%	4/7/21	EUR	4,500	5,474
	Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,535
	Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,467
	Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,293
	Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,657
	Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	113
	Deutsche Hypothekenbank AG	0.250%	11/18/21	EUR	24,900	28,247
	Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	114
	Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,714
	Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,600	1,819
	Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,500	1,819
	Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,128
	Deutsche Pfandbriefbank AG	0.125%	11/27/20	EUR	10,000	11,286
	Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,176
	Deutsche Pfandbriefbank AG	0.250%	3/15/23	EUR	20,000	22,721
	Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	5,000	5,848
	Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	11,842
	Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	8,006
	Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	18,300	20,628
	Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,440
	DZ HYP AG	0.125%	9/30/22	EUR	13,000	14,717
	DZ HYP AG	0.375%	3/31/26	EUR	6,200	7,039

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	DZ HYP AG	0.500%	9/30/26	EUR	10,000	11,409
	DZ HYP AG	0.625%	6/5/24	EUR	100	116
8	German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	3,774
	Hamburg Commercial Bank AG	0.100%	7/20/20	EUR	900	1,017
	Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	10,808	12,261
	Hamburg Commercial Bank AG	0.750%	6/22/22	EUR	400	459
	ING-DiBa AG	0.250%	10/9/23	EUR	5,000	5,680
	ING-DiBa AG	0.250%	11/16/26	EUR	5,000	5,601
	Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	5,000	5,656
	Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,266
	Landesbank Baden-Wuerttemberg	0.250%	7/21/20	EUR	400	452
	Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	10,000	11,313
	Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	10,000	11,387
	Landesbank Hessen-Thueringen Girozentrale	0.000%	1/12/22	EUR	27,600	31,113
	Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	22,500	25,469
	Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	15,000	17,048
	Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	10,000	11,418
	Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	500	573
	Landesbank Hessen-Thueringen Girozentrale	1.125%	5/27/21	EUR	10,000	11,536
	Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	970
	Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	17,366
	Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,188
	Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	12,750	16,976
	Norddeutsche Landesbank Girozentrale	0.250%	10/28/26	EUR	10,000	11,183
	Norddeutsche Landesbank Girozentrale	0.375%	10/9/24	EUR	1,100	1,253
	Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	4,756
	UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,647
	UniCredit Bank AG	0.500%	5/4/26	EUR	500	571
	UniCredit Bank AG	0.625%	2/12/25	EUR	100	115
	UniCredit Bank AG	0.875%	1/11/29	EUR	10,000	11,588
	UniCredit Bank AG	1.875%	9/12/22	EUR	500	599
	UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,245
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,277
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,695
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.625%	8/30/27	EUR	10,000	11,468
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,647
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.875%	1/18/30	EUR	12,200	14,090
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	1.125%	5/29/20	EUR	2,500	2,847
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	2.500%	3/29/22	EUR	10,400	12,578
						619,123

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (1.6%)
	Aareal Bank AG	0.375%	7/15/25	EUR	2,200	2,502
	ADO Properties SA	1.500%	7/26/24	EUR	3,400	3,793
	Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	14,425
	Allianz Finance II BV	3.000%	3/13/28	EUR	2,800	3,808
	Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	10,482
1	Allianz Finance II BV	5.750%	7/8/41	EUR	34,800	43,409
1	Allianz SE	2.241%	7/7/45	EUR	2,500	2,932
1	Allianz SE	3.099%	7/6/47	EUR	1,000	1,230
1	Allianz SE	3.375%	9/29/49	EUR	13,400	16,209
1	Allianz SE	4.750%	10/29/49	EUR	7,500	9,547
1	Allianz SE	5.625%	10/17/42	EUR	2,500	3,271
	alstria office REIT-AG	1.500%	11/15/27	EUR	10,000	11,039
	alstria office REIT-AG	2.125%	4/12/23	EUR	200	237
	Aroundtown SA	1.000%	1/7/25	EUR	500	554
	Aroundtown SA	1.500%	7/15/24	EUR	15,800	18,172
	Aroundtown SA	1.625%	1/31/28	EUR	7,300	7,975
	Aroundtown SA	1.875%	1/19/26	EUR	20,100	23,033
	Aroundtown SA	2.000%	11/2/26	EUR	6,800	7,806
	Aroundtown SA	3.000%	10/16/29	GBP	400	496
	Aroundtown SA	3.250%	7/18/27	GBP	6,100	7,876
	Aroundtown SA	4.625%	9/18/25	CAD	1,285	988
	BASF Finance Europe NV	0.000%	11/10/20	EUR	100	112
	BASF SE	0.875%	10/6/23	GBP	500	642
	BASF SE	0.875%	11/15/27	EUR	100	115
	BASF SE	0.875%	10/6/31	EUR	600	662
	BASF SE	1.450%	12/13/32	EUR	16,500	19,208
	BASF SE	1.500%	5/22/30	EUR	8,000	9,585
	BASF SE	1.750%	3/11/25	GBP	800	1,051
	BASF SE	1.875%	2/4/21	EUR	5,000	5,814
	BASF SE	2.000%	12/5/22	EUR	10,000	12,049
	Bayer AG	1.875%	1/25/21	EUR	3,000	3,458
1	Bayer AG	3.000%	7/1/75	EUR	2,000	2,273
1	Bayer AG	3.750%	7/1/74	EUR	5,754	6,570
	Bayer Capital Corp. BV	0.625%	12/15/22	EUR	15,000	16,988
	Bayer Capital Corp. BV	1.500%	6/26/26	EUR	500	577
	Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,200	11,877
	Bayerische Landesbank	0.625%	7/19/27	EUR	2,000	2,293
	Berlin Hyp AG	0.125%	1/5/24	EUR	5,000	5,648
	Berlin Hyp AG	0.625%	10/22/25	EUR	500	578
	Berlin Hyp AG	1.125%	10/25/27	EUR	100	114
	Berlin Hyp AG	1.250%	1/22/25	EUR	400	463
	Bertelsmann SE & Co. KGaA	1.250%	9/29/25	EUR	9,400	10,894
	Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	900	1,085
	Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,500	1,825
1	Bertelsmann SE & Co. KGaA	3.000%	4/23/75	EUR	100	115
1	Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,414
	BMW Canada Inc.	2.570%	8/6/21	CAD	12,590	9,458
	BMW Finance NV	0.125%	1/12/21	EUR	15,600	17,579
	BMW Finance NV	0.125%	11/29/21	EUR	4,100	4,615
	BMW Finance NV	0.375%	7/10/23	EUR	10,100	11,386
	BMW Finance NV	0.750%	4/15/24	EUR	900	1,031
	BMW Finance NV	0.875%	11/17/20	EUR	1,000	1,139

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BMW Finance NV	0.875%	8/16/22	GBP	2,400	3,067
BMW Finance NV	0.875%	4/3/25	EUR	9,200	10,529
BMW Finance NV	1.000%	2/15/22	EUR	1,240	1,429
BMW Finance NV	1.000%	11/14/24	EUR	11,700	13,535
BMW Finance NV	1.000%	8/29/25	EUR	4,030	4,623
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,164
BMW Finance NV	1.500%	2/6/29	EUR	19,564	22,524
BMW Finance NV	1.875%	6/29/20	GBP	200	263
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,617
BMW Finance NV	2.375%	1/24/23	EUR	400	485
BMW International Investment BV	1.000%	11/17/21	GBP	2,600	3,362
BMW International Investment BV	1.750%	4/19/22	GBP	2,000	2,631
BMW International Investment BV	1.875%	9/11/23	GBP	300	393
BMW US Capital LLC	0.625%	4/20/22	EUR	16,410	18,720
BMW US Capital LLC	1.125%	9/18/21	EUR	200	231
Brenntag Finance BV	1.125%	9/27/25	EUR	3,600	4,033
Commerzbank AG	0.050%	7/11/24	EUR	5,000	5,614
Commerzbank AG	0.125%	1/9/24	EUR	10,000	11,293
Commerzbank AG	0.125%	12/15/26	EUR	11,800	13,082
Commerzbank AG	0.500%	9/13/23	EUR	1,000	1,115
Commerzbank AG	1.000%	3/4/26	EUR	5,000	5,659
Commerzbank AG	1.250%	1/9/34	EUR	7,000	8,238
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,805
Commerzbank AG	1.500%	8/28/28	EUR	45	52
Commerzbank AG	4.000%	9/16/20	EUR	3,000	3,541
Commerzbank AG	4.000%	3/23/26	EUR	11,130	13,888
Continental AG	3.125%	9/9/20	EUR	4,600	5,385
Covestro AG	1.750%	9/25/24	EUR	10,000	12,020
CPI Property Group SA	2.125%	10/4/24	EUR	9,100	10,186
Daimler AG	0.250%	5/11/20	EUR	8,200	9,234
Daimler AG	0.875%	1/12/21	EUR	18,000	20,528
Daimler AG	1.400%	1/12/24	EUR	8,570	10,089
Daimler AG	1.500%	1/13/22	GBP	2,500	3,258
Daimler AG	2.000%	6/25/21	EUR	600	703
Daimler AG	2.000%	2/27/31	EUR	16,500	19,582
Daimler AG	2.250%	1/24/22	EUR	1,750	2,079
Daimler AG	2.375%	9/12/22	EUR	7,000	8,437
Daimler AG	2.750%	12/4/20	GBP	4,500	5,988
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,694
Daimler International Finance BV	0.200%	9/13/21	EUR	100	113
Daimler International Finance BV	0.250%	8/9/21	EUR	15,000	16,925
Daimler International Finance BV	0.250%	5/11/22	EUR	800	900
Daimler International Finance BV	0.875%	4/9/24	EUR	2,500	2,869
Daimler International Finance BV	1.000%	11/11/25	EUR	21,000	23,994
Daimler International Finance BV	1.375%	6/26/26	EUR	27,400	31,865
Daimler International Finance BV	1.500%	8/18/21	GBP	1,500	1,954
Daimler International Finance BV	2.000%	9/4/23	GBP	400	524
Daimler International Finance BV	2.125%	6/7/22	GBP	100	133
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	811
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,386
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	10,878
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	12,584
Deutsche Bank AG	1.500%	1/20/22	EUR	3,400	3,826
Deutsche Bank AG	2.375%	1/11/23	EUR	14,800	17,103

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Deutsche Bank AG	3.875%	2/12/24	GBP	3,000	3,934
Deutsche Boerse AG	1.125%	3/26/28	EUR	10,000	11,767
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	5,029
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	608
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	17,053
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	3,500	3,972
Deutsche Kreditbank AG	0.625%	6/8/21	EUR	15,100	17,051
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,508
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,569
Deutsche Telekom International Finance BV	0.250%	4/19/21	EUR	6,300	7,112
Deutsche Telekom International Finance BV	0.375%	10/30/21	EUR	15,500	17,545
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	19,600	22,396
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	12,000	13,711
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	100	115
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	11,700	13,716
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	200	232
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	11,600	13,445
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,500	10,186
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	15,000	19,962
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	3,496	4,400
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	132
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	3,807
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	9,250	12,953
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	10,400	15,469
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	900	1,711
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	900	1,790
DVB Bank SE	0.875%	4/9/21	EUR	400	452
DVB Bank SE	1.000%	4/25/22	EUR	2,000	2,258
DVB Bank SE	1.250%	9/15/21	EUR	13,600	15,480
DVB Bank SE	1.250%	6/16/23	EUR	22,200	25,149
DZ HYP AG	0.500%	11/13/25	EUR	16,000	18,363
DZ HYP AG	0.750%	6/30/27	EUR	1,200	1,391
E.ON International Finance BV	5.750%	5/7/20	EUR	10,000	11,886
E.ON International Finance BV	5.875%	10/30/37	GBP	8,950	16,192
E.ON International Finance BV	6.375%	6/7/32	GBP	10,800	19,461
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	1,991
E.ON SE	0.375%	8/23/21	EUR	7,000	7,916

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	E.ON SE	1.625%	5/22/29	EUR	100	117
	Eurogrid GmbH	1.500%	4/18/28	EUR	1,100	1,276
	Eurogrid GmbH	1.625%	11/3/23	EUR	1,900	2,254
	Eurogrid GmbH	1.875%	6/10/25	EUR	4,100	4,939
	Eurogrid GmbH	3.875%	10/22/20	EUR	1,100	1,306
	Evonik Finance BV	0.000%	3/8/21	EUR	300	337
	Evonik Finance BV	0.750%	9/7/28	EUR	5,100	5,562
	Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	10,438	12,207
	Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	400	467
	Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	3,000	3,429
	Fresenius SE & Co. KGaA	1.875%	2/15/25	EUR	2,500	2,951
	Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	12,000	14,649
	Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	1,572	1,914
	Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	9,000	11,678
	Grand City Properties SA	1.375%	8/3/26	EUR	10,100	11,392
	Grand City Properties SA	1.500%	4/17/25	EUR	13,200	15,227
	Grand City Properties SA	1.500%	2/22/27	EUR	1,700	1,909
1	Grand City Properties SA	2.500%	12/31/49	EUR	1,000	1,108
	Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	16,100	18,294
1	Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	2,995
1	Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,408
1	Hannover Rueck SE	3.375%	12/31/49	EUR	100	123
	HeidelbergCement AG	2.250%	3/30/23	EUR	8,000	9,583
	HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	12,938
	HeidelbergCement Finance Luxembourg SA	0.500%	1/18/21	EUR	8,000	9,038
	HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	453
	HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	2,700	3,145
	HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	10,200	11,623
	Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	700	803
	Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	17,781
	innogy Finance BV	1.000%	4/13/25	EUR	10,000	11,580
	innogy Finance BV	1.500%	7/31/29	EUR	33,980	39,176
	innogy Finance BV	4.750%	1/31/34	GBP	5,400	8,501
	innogy Finance BV	5.500%	7/6/22	GBP	1,100	1,605
	innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,132
	innogy Finance BV	6.250%	6/3/30	GBP	15,900	27,550
	innogy Finance BV	6.500%	4/20/21	GBP	11,100	15,834
	innogy Finance BV	6.500%	8/10/21	EUR	300	386
	LANXESS AG	0.250%	10/7/21	EUR	615	692
	LANXESS AG	1.125%	5/16/25	EUR	9,500	11,007
	LANXESS AG	2.625%	11/21/22	EUR	300	366
	LEG Immobilien AG	1.250%	1/23/24	EUR	800	913
	Linde AG	1.750%	9/17/20	EUR	5,000	5,757
	Linde Finance BV	1.000%	4/20/28	EUR	500	589
	Linde Finance BV	3.875%	6/1/21	EUR	400	487
1	Merck KGaA	2.625%	12/12/74	EUR	2,000	2,326
1	Merck KGaA	3.375%	12/12/74	EUR	300	362
	Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	572
	Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	1,200	1,383
	Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	13,000	14,947

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	15,000	17,201
1	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.000%	5/26/41	EUR	500	625
1	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.250%	5/26/42	EUR	11,800	15,510
1	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	16,000	19,847
1	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	3,500	5,174
	O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	2,000	2,325
	O2 Telefonica Deutschland Finanzierungs GmbH	2.375%	2/10/21	EUR	700	817
	Robert Bosch GmbH	1.750%	7/8/24	EUR	200	242
	Santander Consumer Bank AG	0.750%	10/17/22	EUR	14,000	15,808
	SAP SE	1.000%	4/1/25	EUR	1,400	1,640
	SAP SE	1.000%	3/13/26	EUR	100	117
	SAP SE	1.125%	2/20/23	EUR	2,650	3,095
	SAP SE	1.250%	3/10/28	EUR	600	705
	SAP SE	1.625%	3/10/31	EUR	25,200	29,962
	SAP SE	1.750%	2/22/27	EUR	5,200	6,402
	Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	13,900	15,866
	Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	15,100	17,299
	Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	6,969
	Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,396
	Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	671
	Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,100	4,963
1	Talanx AG	2.250%	12/5/47	EUR	10,200	11,230
	Talanx AG	2.500%	7/23/26	EUR	2,000	2,523
1	Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	275
	TLG Immobilien AG	1.375%	11/27/24	EUR	300	340
	UniCredit Bank AG	0.125%	10/26/23	EUR	2,000	2,259
	UniCredit Bank AG	0.625%	11/20/25	EUR	500	577
	Vier Gas Transport GmbH	2.000%	6/12/20	EUR	1,500	1,722
	Vier Gas Transport GmbH	2.875%	6/12/25	EUR	11,500	14,848
	Vier Gas Transport GmbH	3.125%	7/10/23	EUR	8,100	10,235
	Volkswagen Bank GmbH	0.625%	9/8/21	EUR	15,400	17,430
	Volkswagen Bank GmbH	0.750%	6/15/23	EUR	11,400	12,860
	Volkswagen Bank GmbH	1.250%	8/1/22	EUR	800	919
	Volkswagen Bank GmbH	1.250%	6/10/24	EUR	53,300	60,603
	Volkswagen Bank GmbH	1.250%	12/15/25	EUR	1,300	1,449
	Volkswagen Bank GmbH	2.500%	7/31/26	EUR	5,300	6,307
	Volkswagen Financial Services AG	0.250%	10/16/20	EUR	300	337
	Volkswagen Financial Services AG	0.375%	4/12/21	EUR	800	901
	Volkswagen Financial Services AG	0.875%	4/12/23	EUR	1,100	1,248
	Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,000	2,341
	Volkswagen Financial Services Australia Pty Ltd.	2.950%	6/22/20	AUD	3,000	2,131
	Volkswagen Financial Services NV	1.500%	4/12/21	GBP	3,000	3,894
	Volkswagen Financial Services NV	1.625%	6/9/22	GBP	3,600	4,663
	Volkswagen Financial Services NV	1.750%	9/12/22	GBP	1,000	1,298
	Volkswagen Financial Services NV	1.875%	9/7/21	GBP	400	523
	Volkswagen Financial Services NV	2.250%	4/12/25	GBP	600	767
	Volkswagen Financial Services NV	2.750%	10/2/20	GBP	1,170	1,552

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Volkswagen International Finance NV	0.500%	3/30/21	EUR	5,000	5,642
	Volkswagen International Finance NV	1.875%	3/30/27	EUR	13,400	15,221
	Volkswagen International Finance NV	2.000%	3/26/21	EUR	3,300	3,836
	Volkswagen International Finance NV	2.625%	11/16/27	EUR	300	355
1	Volkswagen International Finance NV	2.700%	12/14/65	EUR	21,500	24,075
	Volkswagen International Finance NV	3.250%	11/18/30	EUR	1,800	2,193
	Volkswagen International Finance NV	3.300%	3/22/33	EUR	800	962
	Volkswagen International Finance NV	3.375%	11/16/26	GBP	2,700	3,619
1	Volkswagen International Finance NV	3.375%	12/31/49	EUR	18,000	20,137
1	Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,200	11,053
1	Volkswagen International Finance NV	3.875%	6/14/66	EUR	10,000	10,965
	Volkswagen International Finance NV	4.125%	11/16/38	EUR	15,700	20,018
1	Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,403
1	Volkswagen International Finance NV	4.625%	12/31/49	EUR	1,400	1,605
1	Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	5,095
	Volkswagen Leasing GmbH	0.250%	10/5/20	EUR	8,500	9,559
	Volkswagen Leasing GmbH	0.250%	2/16/21	EUR	10,300	11,569
	Volkswagen Leasing GmbH	0.750%	8/11/20	EUR	12,100	13,695
	Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	11,450	13,029
	Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	10,500	11,918
	Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	11,600	13,156
	Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	2,180	2,488
	Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,600	11,327
	Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	11,902
	Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,300	2,794
	Vonovia Finance BV	0.750%	1/25/22	EUR	100	114
	Vonovia Finance BV	0.750%	1/15/24	EUR	13,000	14,808
	Vonovia Finance BV	0.875%	7/3/23	EUR	700	802
	Vonovia Finance BV	1.125%	9/8/25	EUR	2,500	2,864
	Vonovia Finance BV	1.500%	3/31/25	EUR	5,000	5,913
	Vonovia Finance BV	1.500%	3/22/26	EUR	6,100	7,121
	Vonovia Finance BV	1.500%	1/14/28	EUR	1,100	1,271
	Vonovia Finance BV	1.625%	12/15/20	EUR	200	230
	Vonovia Finance BV	1.750%	1/25/27	EUR	200	237
	Vonovia Finance BV	1.800%	6/29/25	EUR	5,000	5,978
	Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	15,463
	Vonovia Finance BV	2.750%	3/22/38	EUR	200	250
	Vonovia Finance BV	3.625%	10/8/21	EUR	3,100	3,783
1	Vonovia Finance BV	4.000%	12/29/49	EUR	2,300	2,763
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,110
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	100	110
	Wuerth Finance International BV	1.000%	5/19/22	EUR	400	461
	Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	4,727
						2,050,613
Sovereign Bonds (8.1%)
	Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,664
	Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	7,588
8	Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	5,739
	Bundesschatzanweisungen	0.000%	6/12/20	EUR	283,000	319,477
	Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,073
	Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	713
	Deutsche Bahn Finance GmbH	0.000%	7/19/21	EUR	30,000	33,717
	Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	2,700	2,986

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	10,000	11,674
	Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	2,500	2,984
	Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,000	9,005
	Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	3,000	3,536
	Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	100	121
	Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	8,000	9,509
	Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	18,500	23,001
	Deutsche Bahn Finance GmbH	2.750%	6/20/22	GBP	1,600	2,176
	Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	3,500	4,672
	Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	4,000	5,108
	Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,950	2,200
	Deutsche Bahn Finance GmbH	3.750%	6/1/21	EUR	2,000	2,429
	Deutsche Bahn Finance GmbH	3.750%	7/9/25	EUR	5,919	8,001
1	EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	1,800	2,145
1	EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	4,119
	Enbw International Finance BV	2.500%	6/4/26	EUR	2,000	2,561
	Enbw International Finance BV	6.125%	7/7/39	EUR	2,285	4,384
	EWE AG	4.125%	11/4/20	EUR	2,000	2,385
	EWE AG	5.250%	7/16/21	EUR	8,950	11,154
	Federal Republic of Germany	0.000%	4/9/21	EUR	202,800	230,111
	Federal Republic of Germany	0.000%	10/8/21	EUR	150,000	170,680
	Federal Republic of Germany	0.000%	4/8/22	EUR	80,000	91,240
	Federal Republic of Germany	0.000%	10/7/22	EUR	97,500	111,442
	Federal Republic of Germany	0.000%	4/14/23	EUR	75,000	85,836
	Federal Republic of Germany	0.000%	10/13/23	EUR	91,568	104,875
	Federal Republic of Germany	0.000%	4/5/24	EUR	665,000	761,230
	Federal Republic of Germany	0.000%	8/15/26	EUR	59,000	67,296
	Federal Republic of Germany	0.250%	10/16/20	EUR	140,000	158,964
	Federal Republic of Germany	0.250%	2/15/27	EUR	48,400	56,170
	Federal Republic of Germany	0.250%	8/15/28	EUR	192,801	222,062
	Federal Republic of Germany	0.250%	2/15/29	EUR	611,321	701,578
	Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	14,138
	Federal Republic of Germany	0.500%	2/15/26	EUR	392,000	463,028
	Federal Republic of Germany	0.500%	8/15/27	EUR	37,073	43,813
	Federal Republic of Germany	0.500%	2/15/28	EUR	19,300	22,784
	Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	120,566
	Federal Republic of Germany	1.250%	8/15/48	EUR	200,500	260,652
	Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	11,995
	Federal Republic of Germany	1.500%	2/15/23	EUR	65,530	79,194
	Federal Republic of Germany	1.500%	5/15/23	EUR	78,500	95,252
	Federal Republic of Germany	1.500%	5/15/24	EUR	240,000	295,557
9	Federal Republic of Germany	1.750%	7/4/22	EUR	180,771	217,843
	Federal Republic of Germany	1.750%	2/15/24	EUR	14,500	17,994
	Federal Republic of Germany	2.000%	1/4/22	EUR	480	576
	Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	101,280
	Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	13,858
	Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	80,641
	Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	76,791
	Federal Republic of Germany	2.500%	7/4/44	EUR	171,000	277,685
	Federal Republic of Germany	2.500%	8/15/46	EUR	86,550	142,804
	Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	92,336
	Federal Republic of Germany	3.250%	7/4/21	EUR	21,400	26,011
	Federal Republic of Germany	3.250%	7/4/42	EUR	74,994	134,216
	Federal Republic of Germany	4.000%	1/4/37	EUR	141,268	256,794

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	4.250%	7/4/39	EUR	38,400	74,630
	Federal Republic of Germany	4.750%	7/4/28	EUR	63,500	102,939
10	Federal Republic of Germany	4.750%	7/4/34	EUR	48,800	91,289
	Federal Republic of Germany	4.750%	7/4/40	EUR	45,785	95,775
	Federal Republic of Germany	5.500%	1/4/31	EUR	86,900	159,113
	Federal Republic of Germany	5.625%	1/4/28	EUR	7,365	12,420
	Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	36,910
	Federal Republic of Germany	6.500%	7/4/27	EUR	54,400	94,579
	FMS Wertmanagement	0.000%	5/22/20	EUR	25,000	28,162
	FMS Wertmanagement	0.000%	10/20/20	EUR	7,500	8,462
	FMS Wertmanagement	0.000%	11/13/20	EUR	25,000	28,214
	FMS Wertmanagement	0.050%	7/6/21	EUR	10,000	11,322
8	FMS Wertmanagement	0.875%	5/14/21	GBP	21,300	27,704
	FMS Wertmanagement	1.000%	9/7/22	GBP	5,000	6,493
	FMS Wertmanagement	3.000%	9/8/21	EUR	6,000	7,266
	FMS Wertmanagement	3.375%	6/17/21	EUR	11,000	13,329
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	23,000	26,142
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	10,957
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	15,000	18,025
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	10,825
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	10,000	11,352
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	25,000	28,497
	Gemeinsame Deutsche Bundeslaender	0.375%	6/23/20	EUR	5,000	5,657
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	20,000	22,892
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	17,309
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,193
	Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,793
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	16,693
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,632
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	217
8	KFW	0.000%	6/30/21	EUR	51,300	58,059
8	KFW	0.000%	4/28/22	EUR	42,900	48,609
8	KFW	0.000%	12/15/22	EUR	25,000	28,331
8	KFW	0.000%	9/15/23	EUR	32,000	36,238
8	KFW	0.000%	4/2/24	EUR	20,000	22,631
8	KFW	0.050%	5/30/24	EUR	3,000	3,410
8	KFW	0.125%	6/1/20	EUR	30,000	33,862
8	KFW	0.125%	10/27/20	EUR	20,000	22,631
8	KFW	0.125%	11/7/23	EUR	10,823	12,322
8	KFW	0.125%	1/15/24	EUR	20,000	22,775
8	KFW	0.125%	10/4/24	EUR	30,000	34,111
8	KFW	0.375%	12/15/20	GBP	10,000	12,928
8	KFW	0.375%	3/15/23	EUR	25,000	28,735
8	KFW	0.375%	4/23/25	EUR	25,000	28,773
8	KFW	0.375%	3/9/26	EUR	5,000	5,740
8	KFW	0.375%	4/23/30	EUR	15,000	16,690
8	KFW	0.500%	9/15/27	EUR	65,000	74,871
8	KFW	0.625%	1/15/25	EUR	78,675	91,849
8	KFW	0.625%	2/22/27	EUR	38,000	44,275
8	KFW	0.625%	1/7/28	EUR	50,000	58,111
8	KFW	0.750%	6/28/28	EUR	20,000	23,490
8	KFW	0.750%	1/15/29	EUR	20,000	23,426
8	KFW	0.875%	3/15/22	GBP	20,000	25,945
8	KFW	1.000%	11/4/20	NOK	20,000	2,302

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
8	KFW	1.125%	5/9/33	EUR	40,000	47,587
8	KFW	1.250%	12/29/23	GBP	20,000	26,161
8	KFW	1.250%	7/4/36	EUR	23,000	27,524
8	KFW	1.375%	2/1/21	GBP	10,000	13,140
8	KFW	1.375%	7/31/35	EUR	10,000	12,208
8	KFW	1.500%	6/11/24	EUR	22,460	27,353
8	KFW	1.625%	1/15/21	EUR	43,000	49,950
8	KFW	2.000%	2/7/22	CAD	13,035	9,792
8	KFW	2.500%	1/17/22	EUR	12,000	14,513
8	KFW	2.500%	8/25/25	CHF	21,500	24,970
8	KFW	2.800%	2/17/21	AUD	7,500	5,391
8	KFW	2.800%	3/7/23	AUD	25,600	18,732
8	KFW	2.900%	6/6/22	AUD	25,275	18,450
8	KFW	3.200%	9/11/26	AUD	18,460	13,946
8	KFW	3.200%	3/15/28	AUD	1,450	1,097
8	KFW	3.375%	1/18/21	EUR	25,350	30,316
8	KFW	3.500%	7/4/21	EUR	25,000	30,443
8	KFW	4.000%	2/27/25	AUD	3,400	2,660
8	KFW	4.700%	6/2/37	CAD	2,350	2,233
8	KFW	4.875%	3/15/37	GBP	4,000	7,648
8	KFW	5.000%	3/19/24	AUD	10,000	8,078
8	KFW	5.500%	2/9/22	AUD	29,200	22,695
8	KFW	5.500%	6/18/25	GBP	20,000	32,444
8	KFW	5.550%	6/7/21	GBP	19,000	27,110
8	KFW	5.750%	6/7/32	GBP	10,500	20,300
8	KFW	6.000%	8/20/20	AUD	18,000	13,402
8	KFW	6.000%	12/7/28	GBP	10,000	18,276
8	KFW	6.250%	5/19/21	AUD	11,000	8,469
	Land Berlin	0.000%	9/15/22	EUR	9,000	10,174
	Land Berlin	0.250%	4/22/25	EUR	10,000	11,356
	Land Berlin	0.500%	2/10/25	EUR	21,000	24,203
	Land Berlin	1.375%	6/5/37	EUR	5,000	5,942
	Land Berlin	1.375%	8/27/38	EUR	5,000	5,910
	Land Thueringen	0.200%	10/26/26	EUR	15,000	16,815
	Land Thueringen	0.500%	5/12/25	EUR	4,500	5,184
	Land Thueringen	1.625%	8/17/20	EUR	2,462	2,833
	Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	7,000	7,881
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	15,000	17,136
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.125%	5/17/21	GBP	5,700	7,437
	Landeskreditbank Baden-Wuerttemberg Foerderbank	2.250%	2/17/21	AUD	20,500	14,566
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	11,800	9,318
8	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	20,000	22,680
8	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	11,418
8	Landwirtschaftliche Rentenbank	0.250%	7/15/24	EUR	12,900	14,732
8	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	40,100	46,121
8	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	20,000	22,903
8	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	8,000	9,248
8	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,300	17,747
8	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	22,876
8	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	18,963

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
8	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,875
8	Landwirtschaftliche Rentenbank	1.375%	12/15/20	GBP	3,100	4,069
8	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,722
8	Landwirtschaftliche Rentenbank	2.500%	4/13/21	AUD	5,000	3,582
8	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	4,400	3,184
8	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	13,000	9,446
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	15,686
8	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	1,650	1,252
8	Landwirtschaftliche Rentenbank	4.000%	1/30/20	NZD	8,513	5,775
8	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	53,600	41,133
8	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	13,500	10,682
8	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	4,000	3,195
8	Landwirtschaftliche Rentenbank	5.500%	3/29/22	AUD	8,500	6,634
	NRW Bank	0.000%	8/2/21	EUR	20,000	22,582
	NRW Bank	0.000%	2/1/22	EUR	30,000	33,892
	NRW Bank	0.100%	1/10/23	EUR	25,000	28,326
	NRW Bank	0.125%	3/10/23	EUR	5,000	5,671
	NRW Bank	0.250%	1/20/22	EUR	45,000	51,190
	NRW Bank	0.250%	3/10/25	EUR	15,000	17,026
	NRW Bank	0.500%	5/11/26	EUR	12,000	13,774
	NRW Bank	0.500%	9/13/27	EUR	15,000	17,110
	NRW Bank	0.625%	2/11/26	EUR	15,000	17,393
	NRW Bank	0.625%	2/23/27	EUR	15,000	17,337
	NRW Bank	1.000%	6/15/22	GBP	1,000	1,297
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,559
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,835
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	9,839
	State of Berlin	0.625%	3/20/26	EUR	25,000	28,989
	State of Berlin	0.625%	8/25/36	EUR	2,500	2,657
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,602
	State of Berlin	1.000%	5/19/32	EUR	15,000	17,362
	State of Berlin	1.500%	8/28/20	EUR	2,000	2,299
	State of Berlin	1.500%	1/21/21	EUR	3,300	3,820
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,188
	State of Berlin	3.125%	8/17/21	EUR	30,300	36,679
	State of Brandenburg	0.750%	8/8/36	EUR	10,000	10,847
	State of Brandenburg	1.450%	11/26/38	EUR	10,000	11,933
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	18,200
	State of Bremen	0.500%	7/30/21	EUR	15,000	17,125
	State of Bremen	0.500%	3/3/25	EUR	13,000	14,955
	State of Bremen	1.375%	4/28/21	EUR	1,000	1,160
	State of Bremen	1.500%	11/12/38	EUR	4,930	5,903
8	State of Hesse	0.000%	9/15/21	EUR	4,900	5,531
	State of Hesse	0.250%	6/10/25	EUR	25,000	28,381
	State of Hesse	0.375%	7/4/22	EUR	10,000	11,444
	State of Hesse	0.375%	3/10/23	EUR	38,000	43,510
	State of Hesse	0.500%	2/17/25	EUR	10,500	12,122
	State of Hesse	0.750%	8/4/36	EUR	12,000	13,000
	State of Hesse	1.300%	10/10/33	EUR	5,000	5,973
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,814
	State of Hesse	1.750%	6/19/20	EUR	3,730	4,285
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,609
	State of Hesse	3.000%	8/23/21	EUR	12,000	14,496
	State of Lower Saxony	0.000%	3/1/21	EUR	18,200	20,544

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of Lower Saxony	0.000%	1/10/22	EUR	10,000	11,301
State of Lower Saxony	0.000%	8/2/24	EUR	47,000	52,818
State of Lower Saxony	0.050%	11/10/22	EUR	10,000	11,320
State of Lower Saxony	0.125%	3/7/23	EUR	20,000	22,691
State of Lower Saxony	0.375%	1/19/23	EUR	15,000	17,176
State of Lower Saxony	0.400%	7/10/20	EUR	5,000	5,661
State of Lower Saxony	0.500%	6/8/26	EUR	2,500	2,871
State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,614
State of Lower Saxony	0.625%	7/6/27	EUR	20,000	23,089
State of Lower Saxony	1.000%	8/18/22	EUR	11,000	12,845
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,234
State of Lower Saxony	2.125%	1/16/24	EUR	310	384
State of Lower Saxony	2.750%	9/13/21	EUR	20,000	24,055
State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	20,000	22,747
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	35,800	40,684
State of North Rhine-Westphalia Germany	0.375%	10/19/21	EUR	10,000	11,407
State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	4,300	4,926
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	3,000	3,459
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	10,000	11,496
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	20,400	23,351
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	15,000	16,632
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	15,000	17,534
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	28,000	33,074
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	261
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	10,000	11,586
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	14,000	16,345
State of North Rhine-Westphalia Germany	1.375%	5/16/22	EUR	5,050	5,948
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	5,000	5,873
State of North Rhine-Westphalia Germany	1.500%	12/15/20	EUR	48,000	55,476
State of North Rhine-Westphalia Germany	1.500%	1/14/21	EUR	4,000	4,630
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	10,000	11,945
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	10,000	11,899
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	10,000	12,412
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	10,000	12,329
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	16,000	19,581
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	5,000	5,909
State of North Rhine-Westphalia Germany	1.875%	9/15/22	EUR	11,150	13,399
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,950	2,395
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	18,700	22,765
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	3,000	3,777
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	36,400	49,153
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	11,160
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,716
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,921
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	10,000	11,579
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,015
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,810
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,067
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	2,994
					10,121,457
Total Germany (Cost $12,755,658)					12,791,193

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Hong Kong (0.1%)
Corporate Bonds (0.1%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	100	112
CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	10,300	11,854
CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	1,400	1,655
CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,400	12,922
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	19,702
CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	119
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	116
					46,480
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,587
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	3,933
					16,520
Total Hong Kong (Cost $61,778)					63,000
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	0.500%	4/21/21	HUF	4,032,670	13,904
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,399
Republic of Hungary	1.750%	10/10/27	EUR	2,500	2,994
Republic of Hungary	2.500%	10/27/21	HUF	900,000	3,241
Republic of Hungary	2.500%	10/24/24	HUF	795,000	2,792
Republic of Hungary	2.750%	12/22/26	HUF	5,000,000	17,380
Republic of Hungary	3.000%	10/27/27	HUF	19,922,490	69,850
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	24,646
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	11,913
Republic of Hungary	7.000%	6/24/22	HUF	534,000	2,173
Total Hungary (Cost $149,491)					150,292
India (0.0%)
Corporate Bond (0.0%)
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,026
Total India (Cost $1,200)					1,026
Indonesia (0.6%)
Sovereign Bonds (0.6%)
Indonesia Treasury Bond	6.625%	5/15/33	IDR	2,049,414,000	123,985
Indonesia Treasury Bond	7.500%	5/15/38	IDR	719,972,000	46,542
Republic of Indonesia	1.750%	4/24/25	EUR	13,400	15,351
Republic of Indonesia	2.625%	6/14/23	EUR	200	240
Republic of Indonesia	2.875%	7/8/21	EUR	11,020	13,058
Republic of Indonesia	3.750%	6/14/28	EUR	18,700	24,318
Republic of Indonesia	5.625%	5/15/23	IDR	913,604,000	60,568
Republic of Indonesia	6.125%	5/15/28	IDR	1,930,000,000	120,794
Republic of Indonesia	7.000%	5/15/27	IDR	1,591,251,000	106,232
Republic of Indonesia	7.500%	8/15/32	IDR	200,000,000	13,207
Republic of Indonesia	8.125%	5/15/24	IDR	550,000,000	40,054
Republic of Indonesia	8.250%	5/15/29	IDR	454,350,000	32,902
Republic of Indonesia	8.250%	5/15/36	IDR	467,800,000	32,578

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Indonesia	8.375%	3/15/24	IDR	1,440,785,000	105,292
Republic of Indonesia	8.375%	9/15/26	IDR	200,000,000	14,513
Republic of Indonesia	8.375%	3/15/34	IDR	50,000,000	3,535
Total Indonesia (Cost $784,819)					753,169
Ireland (0.6%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,439

Corporate Bonds (0.1%)
AIB Mortgage Bank	2.250%	3/26/21	EUR	15,000	17,608
Bank of Ireland Group plc	1.375%	8/29/23	EUR	15,000	17,160
CRH Finance DAC	1.375%	10/18/28	EUR	1,300	1,499
CRH Finance DAC	3.125%	4/3/23	EUR	10,850	13,606
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,416
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,365
Dali Capital plc	4.799%	12/21/37	GBP	150	248
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,831
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	13,028
Roadster Finance DAC	2.375%	12/8/27	EUR	400	447
Ryanair DAC	1.125%	8/15/23	EUR	3,000	3,471
					80,679
Sovereign Bonds (0.5%)
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,200	7,637
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,282
GAS Networks Ireland	1.375%	12/5/26	EUR	2,500	2,943
Ireland	0.000%	10/18/22	EUR	500	567
Ireland	0.800%	3/15/22	EUR	57,280	66,445
Ireland	1.000%	5/15/26	EUR	91,950	109,168
Ireland	1.700%	5/15/37	EUR	25,190	30,759
Ireland	2.000%	2/18/45	EUR	52,390	67,045
Ireland	2.400%	5/15/30	EUR	29,090	38,739
Ireland	3.400%	3/18/24	EUR	55,200	72,696
Ireland	3.900%	3/20/23	EUR	22,965	30,001
Ireland	5.000%	10/18/20	EUR	48,006	58,148
Ireland	5.400%	3/13/25	EUR	10,735	15,841
NIE Finance plc	2.500%	10/27/25	GBP	800	1,065
Republic of Ireland	0.900%	5/15/28	EUR	50,600	59,252
Republic of Ireland	1.100%	5/15/29	EUR	25,000	29,547
Republic of Ireland	1.300%	5/15/33	EUR	20,400	24,012
Republic of Ireland	1.350%	3/18/31	EUR	30,000	35,934
					651,081
Total Ireland (Cost $715,237)					735,199
Israel (0.3%)
Sovereign Bonds (0.3%)
State of Israel	0.500%	1/31/21	ILS	22,600	6,274
State of Israel	1.000%	4/30/21	ILS	65,000	18,212
State of Israel	1.250%	11/30/22	ILS	95,170	26,760
State of Israel	1.500%	11/30/23	ILS	54,800	15,489
State of Israel	1.500%	1/18/27	EUR	18,000	21,388
State of Israel	1.500%	1/16/29	EUR	5,000	5,901
State of Israel	1.750%	8/31/25	ILS	229,500	65,065
State of Israel	2.000%	3/31/27	ILS	162,000	46,223
State of Israel	2.250%	9/28/28	ILS	37,950	10,923

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	State of Israel	2.875%	1/29/24	EUR	5,900	7,446
	State of Israel	3.750%	3/31/24	ILS	37,000	11,548
	State of Israel	3.750%	3/31/47	ILS	51,000	16,101
	State of Israel	4.250%	3/31/23	ILS	73,000	22,823
	State of Israel	5.500%	1/31/22	ILS	20,000	6,277
	State of Israel	5.500%	1/31/42	ILS	66,000	26,996
	State of Israel	6.250%	10/30/26	ILS	56,360	20,867
Total Israel (Cost $314,010)						328,293
Italy (7.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,640	6,716
1	Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	4,685
	Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,697
	Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,170
	Banco BPM SPA	0.750%	3/31/22	EUR	10,000	11,254
	Banco BPM SPA	1.000%	1/23/25	EUR	15,000	16,669
	Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	16,000	18,155
	Credit Agricole Cariparma SPA	0.250%	9/30/24	EUR	10,800	12,000
	Credit Agricole Cariparma SPA	0.875%	6/16/23	EUR	10,000	11,506
	Credit Agricole Italia SPA	0.875%	1/31/22	EUR	10,000	11,453
	Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,711
	Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	11,939
	Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	13,793
	Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,308
	Mediobanca SPA	3.625%	10/17/23	EUR	5,000	6,427
	UniCredit SPA	2.625%	10/31/20	EUR	5,000	5,843
	UniCredit SPA	5.000%	10/31/21	EUR	3,000	3,787
	UniCredit SPA	5.250%	4/30/23	EUR	9,000	12,086
	Unione di Banche Italiane SPA	0.375%	9/14/26	EUR	10,000	10,933
	Unione di Banche Italiane SPA	1.000%	1/27/23	EUR	18,500	21,409
	Unione di Banche Italiane SPA	1.125%	10/4/27	EUR	6,700	7,696
	Unione di Banche Italiane SPA	1.250%	2/7/25	EUR	2,500	2,932
	Unione di Banche Italiane SPA	3.125%	10/14/20	EUR	8,500	9,984
	Unione di Banche Italiane SPA	3.125%	2/5/24	EUR	4,000	5,096
	Unione di Banche Italiane SPA	5.250%	1/28/21	EUR	2,500	3,062
						235,311
Corporate Bonds (0.5%)
	2i Rete Gas SPA	1.608%	10/31/27	EUR	1,500	1,668
	2i Rete Gas SPA	3.000%	7/16/24	EUR	13,000	15,892
	Aeroporti di Roma SPA	1.625%	6/8/27	EUR	11,000	12,341
	Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,800	4,483
	Aeroporti di Roma SPA	5.441%	2/20/23	GBP	250	363
	Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,434
	Assicurazioni Generali SPA	5.125%	9/16/24	EUR	7,280	10,062
1	Assicurazioni Generali SPA	5.500%	10/27/47	EUR	100	126
1	Assicurazioni Generali SPA	7.750%	12/12/42	EUR	14,000	18,724
	Atlantia SPA	1.625%	2/3/25	EUR	12,600	13,899
	Atlantia SPA	1.875%	7/13/27	EUR	400	438
	Atlantia SPA	2.875%	2/26/21	EUR	3,500	4,113
	Atlantia SPA	5.875%	6/9/24	EUR	4,600	6,234
	Atlantia SPA	6.250%	6/9/22	GBP	3,820	5,484
	Autostrade per l’Italia SPA	1.125%	11/4/21	EUR	5,000	5,679
	Autostrade per l’Italia SPA	1.750%	2/1/27	EUR	550	603

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Autostrade per l’Italia SPA	1.875%	11/4/25	EUR	13,935	15,658
	Autostrade per l’Italia SPA	4.375%	9/16/25	EUR	1,100	1,419
	Banca Monte dei Paschi di Siena SPA	1.250%	1/20/22	EUR	5,000	5,672
	Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	9,000	10,230
	Banca Popolare di Milano Scarl	1.500%	12/2/25	EUR	7,200	8,224
	Buzzi Unicem SPA	2.125%	4/28/23	EUR	1,300	1,510
	Covivio	2.375%	2/20/28	EUR	200	234
	Credit Agricole Cariparma SPA	0.625%	1/13/26	EUR	600	671
	Credito Emiliano SPA	1.125%	1/17/24	EUR	10,000	11,576
	Enel Finance International NV	1.000%	9/16/24	EUR	3,100	3,568
	Enel Finance International NV	1.125%	9/16/26	EUR	4,800	5,455
	Enel Finance International NV	1.375%	6/1/26	EUR	41,145	47,612
	Enel Finance International NV	1.966%	1/27/25	EUR	8,716	10,461
	Enel Finance International NV	4.875%	4/17/23	EUR	2,400	3,207
	Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,496
	Enel Finance International NV	5.250%	9/29/23	EUR	736	1,007
	Enel Finance International NV	5.625%	8/14/24	GBP	3,700	5,583
	Enel Finance International NV	5.750%	9/14/40	GBP	9,700	16,443
1	Enel SPA	2.500%	11/24/78	EUR	11,000	12,222
1	Enel SPA	3.375%	11/24/81	EUR	300	335
	Enel SPA	5.750%	6/22/37	GBP	1,000	1,659
1	Enel SPA	6.625%	9/15/76	GBP	2,900	4,099
	Eni SPA	0.625%	9/19/24	EUR	10,000	11,392
	Eni SPA	0.750%	5/17/22	EUR	500	575
	Eni SPA	1.125%	9/19/28	EUR	5,500	6,253
	Eni SPA	1.500%	1/17/27	EUR	5,000	5,933
	Eni SPA	1.625%	5/17/28	EUR	3,000	3,566
	Eni SPA	2.625%	11/22/21	EUR	3,000	3,600
	Eni SPA	3.250%	7/10/23	EUR	7,360	9,373
	Eni SPA	3.625%	1/29/29	EUR	6,200	8,528
	Eni SPA	3.750%	9/12/25	EUR	6,600	8,868
	EXOR NV	2.500%	10/8/24	EUR	10,000	12,103
	FCA Bank SPA	0.250%	10/12/20	EUR	500	562
	FCA Bank SPA	1.000%	11/15/21	EUR	23,900	27,328
	FCA Bank SPA	1.250%	9/23/20	EUR	1,600	1,821
	FCA Bank SPA	1.625%	9/29/21	GBP	3,000	3,841
	Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	12,600	14,228
	Intesa Sanpaolo SPA	1.125%	3/4/22	EUR	1,700	1,932
	Intesa Sanpaolo SPA	1.125%	7/14/25	EUR	10,000	11,698
	Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	15,000	16,949
	Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	12,000	13,150
	Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	14,195
	Intesa Sanpaolo SPA	2.125%	8/30/23	EUR	8,000	9,330
	Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,100	9,775
	Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	6,100	7,689
	Iren SPA	0.875%	11/4/24	EUR	2,100	2,302
	Italgas SPA	0.500%	1/19/22	EUR	18,000	20,432
	Italgas SPA	1.625%	1/19/27	EUR	5,000	5,804
	Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	10,930
	Mediobanca Banca di Credito Finanziario SPA	1.375%	11/10/25	EUR	10,800	12,620
	Mediobanca SPA	1.250%	11/24/29	EUR	2,600	2,954
	Mediobanca SPA	1.625%	1/19/21	EUR	5,000	5,728
	Snam SPA	0.000%	10/25/20	EUR	5,800	6,512

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Snam SPA	0.875%	10/25/26	EUR	19,655	21,872
	Snam SPA	1.000%	9/18/23	EUR	100	115
	Snam SPA	1.250%	1/25/25	EUR	500	585
	Societa Iniziative Autostradali e Servizi SPA	1.625%	2/8/28	EUR	9,911	10,854
	Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,195
	Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	7,066	8,121
	Terna Rete Elettrica Nazionale SPA	1.000%	10/11/28	EUR	13,300	14,662
	Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	9,740	11,123
	Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	7,338
	UniCredit SPA	0.375%	10/31/26	EUR	12,750	13,870
	UniCredit SPA	2.000%	3/4/23	EUR	10,000	11,649
	UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,773
	Unione di Banche Italiane SPA	0.500%	7/15/24	EUR	5,500	6,201
	Unione di Banche Italiane SPA	0.750%	10/17/22	EUR	100	111
	Unione di Banche Italiane SPA	1.000%	9/25/25	EUR	10,000	11,519
	Unione di Banche Italiane SPA	1.250%	1/15/30	EUR	500	570
						663,413
Sovereign Bonds (6.7%)
	ACEA SPA	2.625%	7/15/24	EUR	3,200	3,851
	Cassa Depositi e Prestiti SPA	1.500%	6/21/24	EUR	5,000	5,465
	Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	7,700	8,305
	Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	5,000	5,471
	Cassa Depositi e Prestiti SPA	2.125%	9/27/23	EUR	5,000	5,685
	Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	8,000	9,329
	Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,341
	Hera SPA	5.200%	1/29/28	EUR	6,000	8,580
	Republic of Italy	0.000%	11/27/20	EUR	152,000	169,424
	Republic of Italy	0.050%	4/15/21	EUR	100,000	111,168
	Republic of Italy	0.200%	10/15/20	EUR	100,000	112,133
	Republic of Italy	0.350%	6/15/20	EUR	4,500	5,073
	Republic of Italy	0.450%	6/1/21	EUR	201,100	225,156
	Republic of Italy	0.700%	5/1/20	EUR	77,525	87,486
	Republic of Italy	0.950%	3/1/23	EUR	240,000	265,971
	Republic of Italy	1.000%	7/15/22	EUR	106,198	118,716
	Republic of Italy	1.250%	12/1/26	EUR	53,900	57,160
	Republic of Italy	1.350%	4/15/22	EUR	255,559	289,568
	Republic of Italy	1.500%	6/1/25	EUR	62,500	68,669
	Republic of Italy	1.600%	6/1/26	EUR	96,200	105,152
	Republic of Italy	1.750%	7/1/24	EUR	196,133	220,276
	Republic of Italy	2.000%	2/1/28	EUR	68,386	75,292
	Republic of Italy	2.050%	8/1/27	EUR	474,273	525,912
	Republic of Italy	2.150%	12/15/21	EUR	111,200	128,940
	Republic of Italy	2.200%	6/1/27	EUR	229,684	258,150
	Republic of Italy	2.300%	10/15/21	EUR	159,835	185,955
	Republic of Italy	2.450%	10/1/23	EUR	541,311	632,804
	Republic of Italy	2.500%	11/15/25	EUR	86,733	100,520
	Republic of Italy	2.800%	12/1/28	EUR	102,000	118,290
2	Republic of Italy	2.800%	3/1/67	EUR	20,637	19,794
2	Republic of Italy	2.950%	9/1/38	EUR	95,190	103,860
	Republic of Italy	3.000%	8/1/29	EUR	280,000	327,025
2	Republic of Italy	3.350%	3/1/35	EUR	389,514	456,085
2	Republic of Italy	3.500%	3/1/30	EUR	85,050	103,285

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Republic of Italy	3.750%	3/1/21	EUR	80,300	95,467
2	Republic of Italy	3.750%	5/1/21	EUR	126,450	150,837
2	Republic of Italy	3.750%	8/1/21	EUR	301,225	360,968
	Republic of Italy	3.750%	9/1/24	EUR	58,900	72,819
2	Republic of Italy	3.850%	9/1/49	EUR	281,017	335,389
	Republic of Italy	4.000%	9/1/20	EUR	108,180	127,420
2	Republic of Italy	4.000%	2/1/37	EUR	120,310	152,020
	Republic of Italy	4.500%	5/1/23	EUR	89,680	112,946
	Republic of Italy	4.500%	3/1/24	EUR	93,780	119,330
2	Republic of Italy	4.500%	3/1/26	EUR	215,575	280,026
	Republic of Italy	4.750%	9/1/21	EUR	27,500	33,694
2	Republic of Italy	4.750%	8/1/23	EUR	45,580	58,203
2	Republic of Italy	4.750%	9/1/28	EUR	9,828	13,259
2	Republic of Italy	4.750%	9/1/44	EUR	107,980	148,465
	Republic of Italy	5.000%	3/1/22	EUR	37,895	47,306
2	Republic of Italy	5.000%	3/1/25	EUR	235,471	310,190
2	Republic of Italy	5.000%	8/1/34	EUR	92,730	129,799
2	Republic of Italy	5.000%	8/1/39	EUR	44,430	62,574
2	Republic of Italy	5.000%	9/1/40	EUR	131,460	184,282
	Republic of Italy	5.250%	11/1/29	EUR	53,510	74,788
	Republic of Italy	5.500%	9/1/22	EUR	62,500	80,081
	Republic of Italy	5.500%	11/1/22	EUR	70,000	90,082
	Republic of Italy	5.750%	2/1/33	EUR	97,200	144,162
	Republic of Italy	6.000%	8/4/28	GBP	11,900	17,767
	Republic of Italy	6.000%	5/1/31	EUR	96,345	144,114
	Republic of Italy	6.500%	11/1/27	EUR	795	1,181
	Republic of Italy	7.250%	11/1/26	EUR	60,300	91,563
	Republic of Italy	9.000%	11/1/23	EUR	31,000	46,152
						8,405,775
Total Italy (Cost $9,394,443)						9,304,499
Japan (20.1%)
Corporate Bonds (0.4%)
	American Honda Finance Corp.	0.350%	8/26/22	EUR	2,820	3,184
	American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	8,234
	American Honda Finance Corp.	1.300%	3/21/22	GBP	15,000	19,496
	American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	5,971
	Asahi Group Holdings Ltd.	0.321%	9/19/21	EUR	700	789
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	400,000	3,653
	Denso Corp.	0.315%	3/17/28	JPY	800,000	7,205
	East Japan Railway Co.	4.500%	1/25/36	GBP	400	679
	East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	9,564
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	1,400,000	12,657
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	927
	Hokkaido Electric Power Co. Inc.	1.164%	6/25/20	JPY	200,000	1,818
	Honda Canada Finance Inc.	1.823%	12/7/21	CAD	16,173	11,935
	Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,722
	JT International Financial Services BV	2.750%	9/28/33	GBP	5,000	6,548
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	700,000	6,319
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	78,000	705
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	244,000	2,209
	Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,767
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	200,000	1,865
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	10,000	11,375

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	10,000	11,438
	Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,672
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	4,950	5,669
	Mizuho Financial Group Inc.	1.020%	10/11/23	EUR	9,200	10,570
	MUFG Bank Ltd.	0.875%	3/11/22	EUR	5,000	5,723
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	932
	MUFG Bank Ltd.	1.560%	1/20/21	JPY	400,000	3,681
	Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,588
	Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,578
	Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	13,442
	Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,600	6,455
	Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,491
	Norinchukin Bank	0.230%	1/27/21	JPY	1,000,000	9,004
	Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	10,780
	Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	12,602
	Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	9,001
	Panasonic Corp.	0.300%	9/20/23	JPY	400,000	3,620
	Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	12,601
	Panasonic Corp.	0.470%	9/18/26	JPY	1,800,000	16,349
	Panasonic Corp.	0.934%	3/19/25	JPY	1,200,000	11,209
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,687
	Shinkin Central Bank	0.030%	10/27/21	JPY	2,600,000	23,320
	Shinkin Central Bank	0.070%	3/26/21	JPY	200,000	1,796
	Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	4,041
	Shinkin Central Bank	0.200%	9/27/19	JPY	300,000	2,694
	Shinkin Central Bank	0.225%	11/27/19	JPY	1,200,000	10,781
	Shinkin Central Bank	0.225%	12/27/19	JPY	200,000	1,797
	Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	17,957
	Shinkin Central Bank	0.250%	2/27/20	JPY	200,000	1,798
	Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	17,994
	Sony Corp.	0.230%	9/17/21	JPY	1,200,000	10,801
	Sumitomo Mitsui Banking Corp.	1.000%	1/19/22	EUR	100	115
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,486
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	18,500	21,551
	Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	618
	Sumitomo Mitsui Financial Group Inc.	0.606%	1/18/22	EUR	200	228
	Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,600	1,833
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,500,000	13,710
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	230
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	11,200	13,344
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,198
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,680
2	Takeda Pharmaceutical Co. Ltd.	0.375%	11/21/20	EUR	9,200	10,383
2	Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	EUR	7,300	8,456
2	Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	8,300	10,154
2	Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	9,000	11,335
	Toyota Credit Canada Inc.	2.020%	2/28/22	CAD	10,000	7,423
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	4,494	3,439
	Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	1,100	1,251
	Toyota Finance Australia Ltd.	1.625%	7/11/22	GBP	1,000	1,319
	Toyota Finance Australia Ltd.	3.100%	5/19/22	AUD	6,928	5,022
	Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	550	403
	Toyota Finance Australia Ltd.	4.250%	5/15/19	AUD	1,000	705
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,591

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Toyota Motor Credit Corp.	0.750%	7/21/22	EUR	1,600	1,836
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	13,300	15,285
	Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	2,300	2,973
	Toyota Motor Credit Corp.	1.125%	9/7/21	GBP	4,000	5,212
	Toyota Motor Credit Corp.	1.800%	7/23/20	EUR	700	804
	Toyota Motor Credit Corp.	2.750%	7/26/21	AUD	1,450	1,039
	Toyota Motor Finance Netherlands BV	0.250%	1/10/22	EUR	200	226
	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	12,700	14,515
						550,057
Sovereign Bonds (19.7%)
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	8,080
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	8,973
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	14,371
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,800,000	25,192
11	Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	800,000	7,186
	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	1,800,000	16,206
11	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	2,900,000	26,137
11	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	45,500	409
	Development Bank of Japan Inc.	0.161%	12/18/20	JPY	100,000	900
11	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,689
11	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	600,000	5,531
11	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,643
11	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,641
11	Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,816
11	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	760,000	7,231
	East Nippon Expressway Co. Ltd.	0.005%	6/20/19	JPY	1,800,000	16,153
	East Nippon Expressway Co. Ltd.	0.005%	12/20/19	JPY	200,000	1,795
	East Nippon Expressway Co. Ltd.	0.010%	6/20/19	JPY	400,000	3,590
	East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,483
	East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,512
	East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,394
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	500,000	4,495
	East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	16,647
	Japan	0.100%	6/20/20	JPY	19,000,000	171,061
	Japan	0.100%	9/1/20	JPY	7,000,000	63,054
	Japan	0.100%	9/20/20	JPY	35,050,000	315,757
	Japan	0.100%	11/1/20	JPY	21,999,350	198,246
	Japan	0.100%	12/1/20	JPY	17,600,000	158,633
	Japan	0.100%	12/20/20	JPY	7,500,000	67,608
	Japan	0.100%	1/1/21	JPY	39,650,000	357,456
	Japan	0.100%	2/1/21	JPY	33,300,000	300,265
	Japan	0.100%	3/20/21	JPY	5,600,000	50,511
	Japan	0.100%	5/1/21	JPY	7,000,000	63,158
	Japan	0.100%	6/20/21	JPY	54,570,000	492,554
	Japan	0.100%	9/20/21	JPY	45,950,000	415,053
	Japan	0.100%	12/20/21	JPY	5,150,000	46,554
	Japan	0.100%	3/20/22	JPY	31,475,000	284,743
	Japan	0.100%	6/20/22	JPY	65,910,000	596,720
	Japan	0.100%	9/20/22	JPY	42,300,000	383,232
	Japan	0.100%	12/20/22	JPY	32,600,000	295,564
	Japan	0.100%	3/20/23	JPY	34,500,000	313,010
	Japan	0.100%	6/20/23	JPY	34,300,000	311,409
	Japan	0.100%	9/20/23	JPY	60,200,000	546,890
	Japan	0.100%	12/20/23	JPY	22,613,750	205,564

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.100%	3/20/24	JPY	35,250,000	320,658
Japan	0.100%	3/20/26	JPY	5,100,000	46,621
Japan	0.100%	6/20/26	JPY	20,170,000	184,456
Japan	0.100%	9/20/26	JPY	25,800,000	235,972
Japan	0.100%	12/20/26	JPY	22,220,000	203,251
Japan	0.100%	3/20/27	JPY	25,185,000	230,388
Japan	0.100%	6/20/27	JPY	15,250,000	139,492
Japan	0.100%	9/20/27	JPY	29,850,000	272,958
Japan	0.100%	12/20/27	JPY	27,125,000	247,960
Japan	0.100%	3/20/28	JPY	39,020,000	356,558
Japan	0.100%	6/20/28	JPY	29,500,000	269,426
Japan	0.100%	9/20/28	JPY	17,000,000	155,155
Japan	0.100%	9/20/28	JPY	9,600,250	87,619
Japan	0.100%	12/20/28	JPY	50,965,350	464,809
Japan	0.100%	3/20/29	JPY	16,000,000	145,807
Japan	0.200%	6/20/36	JPY	13,000,000	115,505
Japan	0.300%	12/20/24	JPY	10,500,000	96,755
Japan	0.300%	12/20/25	JPY	3,400,000	31,469
Japan	0.300%	6/20/46	JPY	5,800,000	49,317
Japan	0.400%	3/20/25	JPY	9,865,000	91,529
Japan	0.400%	6/20/25	JPY	8,000,000	74,327
Japan	0.400%	9/20/25	JPY	3,195,000	29,723
Japan	0.400%	3/20/36	JPY	20,420,000	187,850
Japan	0.400%	3/20/39	JPY	11,500,000	103,766
Japan	0.400%	3/20/56	JPY	11,335,000	94,828
Japan	0.500%	9/20/24	JPY	12,700,000	118,117
Japan	0.500%	12/20/24	JPY	7,730,000	72,013
Japan	0.500%	9/20/36	JPY	14,730,000	137,352
Japan	0.500%	3/20/38	JPY	33,875,000	313,391
Japan	0.500%	6/20/38	JPY	15,400,000	142,259
Japan	0.500%	12/20/38	JPY	19,311,600	177,835
Japan	0.500%	9/20/46	JPY	11,730,000	104,962
Japan	0.500%	3/20/49	JPY	8,000,000	70,707
Japan	0.600%	3/20/23	JPY	12,020,000	111,143
Japan	0.600%	9/20/23	JPY	1,000,000	9,281
Japan	0.600%	12/20/23	JPY	15,660,000	145,610
Japan	0.600%	3/20/24	JPY	18,890,000	175,956
Japan	0.600%	6/20/24	JPY	710,000	6,626
Japan	0.600%	12/20/36	JPY	16,900,000	160,005
Japan	0.600%	6/20/37	JPY	12,020,000	113,566
Japan	0.600%	9/20/37	JPY	11,875,000	112,069
Japan	0.600%	12/20/37	JPY	18,405,550	173,502
Japan	0.600%	12/20/46	JPY	12,550,000	115,065
Japan	0.700%	12/20/22	JPY	4,025,000	37,278
Japan	0.700%	3/20/37	JPY	32,555,000	312,996
Japan	0.700%	9/20/38	JPY	16,500,000	157,724
Japan	0.700%	6/20/48	JPY	10,700,000	100,087
Japan	0.700%	12/20/48	JPY	12,743,500	118,995
Japan	0.800%	9/20/20	JPY	3,800,000	34,559
Japan	0.800%	6/20/22	JPY	12,120,000	112,109
Japan	0.800%	9/20/22	JPY	4,170,000	38,663
Japan	0.800%	12/20/22	JPY	12,605,000	117,155
Japan	0.800%	6/20/23	JPY	13,713,500	128,064
Japan	0.800%	6/20/23	JPY	600,000	5,603

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.800%	9/20/23	JPY	1,256,000	11,756
Japan	0.800%	3/20/46	JPY	5,620,000	54,221
Japan	0.800%	3/20/47	JPY	1,895,000	18,237
Japan	0.800%	6/20/47	JPY	6,440,000	61,943
Japan	0.800%	9/20/47	JPY	12,090,000	116,219
Japan	0.800%	12/20/47	JPY	14,505,000	139,354
Japan	0.800%	3/20/48	JPY	21,215,000	203,694
Japan	0.800%	3/20/58	JPY	11,426,950	108,918
Japan	0.900%	3/20/22	JPY	4,740,000	43,859
Japan	0.900%	6/20/22	JPY	7,557,000	70,112
Japan	0.900%	9/20/48	JPY	14,094,450	138,591
Japan	0.900%	3/20/57	JPY	12,841,300	126,404
Japan	1.000%	9/20/20	JPY	5,295,000	48,285
Japan	1.000%	9/20/21	JPY	138,000	1,273
Japan	1.000%	12/20/21	JPY	11,100,000	102,690
Japan	1.000%	3/20/22	JPY	8,120,000	75,340
Japan	1.000%	3/20/23	JPY	530,000	4,975
Japan	1.000%	12/20/35	JPY	6,300,000	63,555
Japan	1.100%	6/20/20	JPY	5,325,000	48,476
Japan	1.100%	9/20/21	JPY	6,400,000	59,169
Japan	1.100%	12/20/21	JPY	4,200,000	38,955
Japan	1.200%	12/20/20	JPY	7,337,350	67,315
Japan	1.200%	6/20/21	JPY	6,000,000	55,412
Japan	1.200%	12/20/34	JPY	14,210,000	147,183
Japan	1.200%	3/20/35	JPY	26,905,000	278,845
Japan	1.200%	9/20/35	JPY	11,600,000	120,348
Japan	1.300%	6/20/20	JPY	4,500,000	41,056
Japan	1.300%	3/20/21	JPY	9,634,000	88,836
Japan	1.300%	6/20/35	JPY	10,780,000	113,320
Japan	1.400%	12/20/22	JPY	6,500,000	61,685
Japan	1.400%	9/20/34	JPY	19,330,000	205,327
Japan	1.400%	9/20/45	JPY	2,860,000	31,420
Japan	1.400%	12/20/45	JPY	7,210,000	79,261
Japan	1.400%	3/20/55	JPY	7,685,000	86,773
Japan	1.500%	6/20/32	JPY	6,300,000	66,940
Japan	1.500%	3/20/33	JPY	12,463,100	133,034
Japan	1.500%	3/20/34	JPY	12,375,250	132,798
Japan	1.500%	6/20/34	JPY	8,680,000	93,266
Japan	1.500%	12/20/44	JPY	18,930,000	211,645
Japan	1.500%	3/20/45	JPY	10,765,000	120,454
Japan	1.600%	6/20/30	JPY	570,000	6,025
Japan	1.600%	3/20/32	JPY	8,950,000	95,966
Japan	1.600%	6/20/32	JPY	3,108,000	33,387
Japan	1.600%	3/20/33	JPY	10,564,000	114,063
Japan	1.600%	12/20/33	JPY	10,900,000	118,242
Japan	1.600%	6/20/45	JPY	2,800,000	31,973
Japan	1.700%	12/20/22	JPY	3,500,000	33,556
Japan	1.700%	9/20/31	JPY	25,000,000	269,798
Japan	1.700%	12/20/31	JPY	6,700,000	72,464
Japan	1.700%	3/20/32	JPY	3,200,000	34,680
Japan	1.700%	9/20/32	JPY	14,789,000	160,902
Japan	1.700%	12/20/32	JPY	11,230,000	122,429
Japan	1.700%	6/20/33	JPY	1,550,000	16,958
Japan	1.700%	6/20/33	JPY	8,090,000	88,508

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.700%	9/20/33	JPY	7,101,000	77,816
Japan	1.700%	12/20/43	JPY	4,700,000	54,326
Japan	1.700%	3/20/44	JPY	7,710,000	89,213
Japan	1.700%	6/20/44	JPY	5,285,000	61,231
Japan	1.700%	9/20/44	JPY	6,073,000	70,441
Japan	1.700%	3/20/54	JPY	7,175,000	86,892
Japan	1.800%	6/20/23	JPY	2,500,000	24,273
Japan	1.800%	6/20/30	JPY	40,000	431
Japan	1.800%	9/20/30	JPY	1,400,000	15,118
Japan	1.800%	6/20/31	JPY	4,500,000	48,950
Japan	1.800%	9/20/31	JPY	7,575,000	82,587
Japan	1.800%	12/20/31	JPY	25,062,000	273,896
Japan	1.800%	3/20/32	JPY	1,130,000	12,376
Japan	1.800%	12/20/32	JPY	6,000,000	66,135
Japan	1.800%	3/20/43	JPY	7,391,000	86,618
Japan	1.800%	9/20/43	JPY	2,135,000	25,088
Japan	1.900%	9/20/22	JPY	67,000	644
Japan	1.900%	9/20/23	JPY	3,055,000	29,915
Japan	1.900%	12/20/23	JPY	1,800,000	17,710
Japan	1.900%	3/20/24	JPY	500,000	4,942
Japan	1.900%	6/20/25	JPY	1,150,000	11,637
Japan	1.900%	12/20/28	JPY	7,240,000	77,316
Japan	1.900%	3/20/29	JPY	4,150,000	44,453
Japan	1.900%	9/20/30	JPY	4,370,000	47,629
Japan	1.900%	3/20/31	JPY	6,000,000	65,746
Japan	1.900%	6/20/31	JPY	5,950,000	65,376
Japan	1.900%	9/20/42	JPY	18,862,000	224,169
Japan	1.900%	6/20/43	JPY	6,573,200	78,462
Japan	1.900%	3/20/53	JPY	3,147,000	39,651
Japan	2.000%	6/21/21	JPY	4,000,000	37,550
Japan	2.000%	3/20/25	JPY	75,000	759
Japan	2.000%	12/20/25	JPY	3,340,000	34,306
Japan	2.000%	3/20/27	JPY	1,000,000	10,497
Japan	2.000%	6/20/30	JPY	5,000,000	54,847
Japan	2.000%	12/20/30	JPY	3,000,000	33,100
Japan	2.000%	3/20/31	JPY	12,180,000	134,771
Japan	2.000%	12/20/33	JPY	500,000	5,683
Japan	2.000%	9/20/40	JPY	17,972,000	214,030
Japan	2.000%	9/20/41	JPY	12,897,000	154,745
Japan	2.000%	3/20/42	JPY	15,226,850	183,369
Japan	2.000%	3/20/52	JPY	4,860,000	62,163
Japan	2.100%	12/20/21	JPY	105,000	999
Japan	2.100%	9/20/24	JPY	1,305,000	13,149
Japan	2.100%	6/20/25	JPY	3,000,000	30,689
Japan	2.100%	9/20/25	JPY	200,000	2,056
Japan	2.100%	3/20/26	JPY	860,000	8,928
Japan	2.100%	12/20/26	JPY	5,000,000	52,618
Japan	2.100%	3/20/27	JPY	350,000	3,699
Japan	2.100%	12/20/27	JPY	2,241,000	23,971
Japan	2.100%	9/20/28	JPY	6,126,000	66,248
Japan	2.100%	12/20/28	JPY	600,000	6,511
Japan	2.100%	3/20/29	JPY	4,513,000	49,141
Japan	2.100%	6/20/29	JPY	5,530,000	60,421
Japan	2.100%	9/20/29	JPY	8,580,000	94,051

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	2.100%	12/20/29	JPY	7,500,000	82,495
	Japan	2.100%	3/20/30	JPY	80,000	883
	Japan	2.100%	12/20/30	JPY	8,170,000	90,996
	Japan	2.200%	3/20/26	JPY	800,000	8,355
	Japan	2.200%	9/20/26	JPY	60,000	633
	Japan	2.200%	9/20/27	JPY	15,000	161
	Japan	2.200%	3/20/28	JPY	3,950,000	42,725
	Japan	2.200%	9/20/28	JPY	1,200,000	13,078
	Japan	2.200%	12/20/29	JPY	6,590,000	73,114
	Japan	2.200%	3/20/30	JPY	6,300,000	70,131
	Japan	2.200%	3/20/31	JPY	500,000	5,639
	Japan	2.200%	9/20/39	JPY	8,928,000	108,619
	Japan	2.200%	3/20/41	JPY	13,268,000	163,574
	Japan	2.200%	3/20/49	JPY	1,625,000	21,180
	Japan	2.200%	3/20/50	JPY	2,240,000	29,410
	Japan	2.200%	3/20/51	JPY	3,058,000	40,472
	Japan	2.300%	9/20/26	JPY	35,000	371
	Japan	2.300%	6/20/27	JPY	20,000	215
	Japan	2.300%	5/20/30	JPY	170,000	1,914
	Japan	2.300%	3/20/35	JPY	2,500,000	29,758
	Japan	2.300%	6/20/35	JPY	3,580,000	42,719
	Japan	2.300%	12/20/35	JPY	2,510,000	30,091
	Japan	2.300%	12/20/36	JPY	808,000	9,769
	Japan	2.300%	3/20/39	JPY	4,508,000	55,394
	Japan	2.300%	3/20/40	JPY	4,580,000	56,797
	Japan	2.400%	3/20/28	JPY	5,850,000	64,212
	Japan	2.400%	6/20/28	JPY	1,030,000	11,355
	Japan	2.400%	3/20/34	JPY	3,700,000	44,091
	Japan	2.400%	12/20/34	JPY	2,300,000	27,630
	Japan	2.400%	3/20/37	JPY	3,614,000	44,341
	Japan	2.400%	9/20/38	JPY	2,532,000	31,436
	Japan	2.400%	3/20/48	JPY	800,000	10,751
	Japan	2.500%	6/20/34	JPY	2,013,000	24,323
	Japan	2.500%	9/20/34	JPY	400,000	4,847
	Japan	2.500%	9/20/35	JPY	1,000,000	12,249
	Japan	2.500%	3/20/36	JPY	2,208,000	27,180
	Japan	2.500%	6/20/36	JPY	1,450,000	17,892
	Japan	2.500%	9/20/36	JPY	600,000	7,422
	Japan	2.500%	9/20/37	JPY	17,000	212
	Japan	2.500%	3/20/38	JPY	2,917,000	36,561
11	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	3,500	4,670
11	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/27	JPY	2,440,000	22,066
11	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/27	JPY	300,000	2,722
11	Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/27	JPY	2,300,000	20,887
11	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/36	JPY	2,000,000	17,387
11	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/27	JPY	2,100,000	19,091
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/27	JPY	600,000	5,455
11	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/27	JPY	2,200,000	20,033

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/28	JPY	1,500,000	13,675
11	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/36	JPY	1,200,000	10,762
11	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/31/25	JPY	400,000	3,664
11	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/30/26	JPY	751,000	6,892
11	Japan Expressway Holding & Debt Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,210
11	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/36	JPY	200,000	1,810
11	Japan Expressway Holding & Debt Repayment Agency	0.414%	2/28/25	JPY	409,000	3,764
11	Japan Expressway Holding & Debt Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,225
11	Japan Expressway Holding & Debt Repayment Agency	0.466%	12/27/24	JPY	2,000,000	18,465
11	Japan Expressway Holding & Debt Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,035
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,790
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,784
11	Japan Expressway Holding & Debt Repayment Agency	0.509%	5/30/25	JPY	580,000	5,373
11	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	3,687
11	Japan Expressway Holding & Debt Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,252
11	Japan Expressway Holding & Debt Repayment Agency	0.541%	4/28/23	JPY	800,000	7,341
11	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/38	JPY	2,000,000	18,638
11	Japan Expressway Holding & Debt Repayment Agency	0.601%	7/31/24	JPY	2,000,000	18,538
11	Japan Expressway Holding & Debt Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,269
11	Japan Expressway Holding & Debt Repayment Agency	0.660%	2/29/24	JPY	2,000,000	18,541
11	Japan Expressway Holding & Debt Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,286
11	Japan Expressway Holding & Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	7,372
11	Japan Expressway Holding & Debt Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,258
11	Japan Expressway Holding & Debt Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,284
11	Japan Expressway Holding & Debt Repayment Agency	0.693%	12/28/23	JPY	500,000	4,636
	Japan Expressway Holding & Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	1,840
11	Japan Expressway Holding & Debt Repayment Agency	0.791%	10/31/22	JPY	86,700	800

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	2,762
11	Japan Expressway Holding & Debt Repayment Agency	0.801%	8/31/22	JPY	800,000	7,378
11	Japan Expressway Holding & Debt Repayment Agency	0.805%	11/30/22	JPY	1,568,700	14,496
11	Japan Expressway Holding & Debt Repayment Agency	0.815%	2/28/23	JPY	557,700	5,172
11	Japan Expressway Holding & Debt Repayment Agency	0.819%	9/30/22	JPY	1,500,000	13,851
11	Japan Expressway Holding & Debt Repayment Agency	0.834%	1/31/23	JPY	900,000	8,338
11	Japan Expressway Holding & Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	4,615
11	Japan Expressway Holding & Debt Repayment Agency	0.882%	6/30/23	JPY	800,000	7,460
11	Japan Expressway Holding & Debt Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,084
11	Japan Expressway Holding & Debt Repayment Agency	0.900%	10/30/20	JPY	1,390,200	12,651
11	Japan Expressway Holding & Debt Repayment Agency	0.900%	11/30/20	JPY	100,000	911
11	Japan Expressway Holding & Debt Repayment Agency	0.911%	7/31/23	JPY	1,300,000	12,130
11	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/36	JPY	3,600,000	35,563
11	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/35	JPY	3,000,000	29,786
11	Japan Expressway Holding & Debt Repayment Agency	1.000%	8/31/20	JPY	100,000	910
11	Japan Expressway Holding & Debt Repayment Agency	1.000%	9/30/20	JPY	150,000	1,366
11	Japan Expressway Holding & Debt Repayment Agency	1.200%	12/27/19	JPY	100,000	905
11	Japan Expressway Holding & Debt Repayment Agency	1.200%	12/28/20	JPY	300,000	2,748
11	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	6,187
11	Japan Expressway Holding & Debt Repayment Agency	1.300%	5/29/20	JPY	125,000	1,138
11	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	1,045
11	Japan Expressway Holding & Debt Repayment Agency	1.400%	7/31/19	JPY	301,000	2,711
11	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/34	JPY	700,000	7,377
11	Japan Expressway Holding & Debt Repayment Agency	1.500%	5/31/19	JPY	75,000	674
11	Japan Expressway Holding & Debt Repayment Agency	1.500%	6/28/19	JPY	702,000	6,317
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/55	JPY	2,400,000	28,137
11	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,446

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,447
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	7,472
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/28	JPY	50,000	542
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/28	JPY	880,000	9,544
	Japan Expressway Holding & Debt Repayment Agency	2.450%	3/19/26	JPY	180,000	1,883
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/48	JPY	400,000	5,437
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	1,108
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/46	JPY	250,000	3,487
11	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,198
11	Japan Finance Organization for Municipalities	0.001%	6/30/20	JPY	1,490,000	13,379
11	Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	100,000	899
11	Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	1,500,000	13,576
11	Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	1,250,000	11,350
11	Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	90,000	816
11	Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	1,000,000	9,092
	Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	2,000,000	18,181
	Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	2,000,000	18,248
11	Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	17,991
11	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,830,000	16,655
11	Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	1,000,000	9,175
11	Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	225,000	2,068
11	Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	100,000	925
11	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,463
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,336
11	Japan Finance Organization for Municipalities	0.644%	6/14/24	JPY	2,000,000	18,561
11	Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	1,000,000	9,282
11	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	3,058,000	28,391
11	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,410

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	14,617
11	Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,550,000	14,387
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,601
	Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	850,000	7,835
11	Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	50,000	465
11	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	13,862
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,742
11	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,309
11	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	910
11	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,528
	Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	300,000	2,794
11	Japan Finance Organization for Municipalities	0.977%	4/22/22	JPY	2,200,000	20,336
11	Japan Finance Organization for Municipalities	1.000%	9/14/21	JPY	220,600	2,028
	Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	2,130,000	23,257
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	870
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,733
11	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,576
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,794
	Major Joint Local Government Bond	0.145%	12/25/26	JPY	3,300,000	29,937
	Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,610,000	14,515
	Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,090,000	28,106
	Major Joint Local Government Bond	0.180%	4/25/28	JPY	5,700,000	51,719
	Major Joint Local Government Bond	0.200%	5/25/28	JPY	890,000	8,087
	Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,900,000	17,322
	Major Joint Local Government Bond	0.215%	10/25/27	JPY	792,400	7,221
	Major Joint Local Government Bond	0.240%	2/25/28	JPY	399,000	3,641
	Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	15,456
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	33,472
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	2,300,000	21,175
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	22,086
	Major Joint Local Government Bond	0.469%	12/25/25	JPY	5,100,000	47,219
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	4,750,000	43,806
	Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,271
	Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	14,817
	Major Joint Local Government Bond	0.510%	9/25/25	JPY	2,170,600	20,122
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,600,000	24,123
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,100,000	47,308
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,243,700	11,548
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	13,857

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,619
Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,478
Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,416
Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,304
Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,709
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,446
Major Joint Local Government Bond	0.680%	10/25/23	JPY	200,000	1,848
Major Joint Local Government Bond	0.689%	4/25/24	JPY	250,000	2,318
Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	34,266
Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,683
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	13,935
Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,307
Major Joint Local Government Bond	0.820%	9/22/22	JPY	90,000	830
Major Joint Local Government Bond	0.820%	8/25/23	JPY	90,000	836
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,379
Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,728
Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,658
Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,678
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,842
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,596
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,691
Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	10,014
Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,596
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,836
Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,184
Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	905
Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,710
Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,701
Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,820
Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	902
Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,077
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	900
Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,486
Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,692
Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,392
Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,819
Shoko Chukin Bank Ltd.	0.020%	12/27/19	JPY	1,900,000	17,050
Shoko Chukin Bank Ltd.	0.070%	8/27/20	JPY	1,000,000	8,975
Shoko Chukin Bank Ltd.	0.220%	11/27/20	JPY	1,100,000	9,895
Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	11,694
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	177,400	1,593
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	18,159
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,161
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	140,000	1,285
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,478,000	22,765
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,524
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,604
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	10,142
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	6,921
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	700,000	6,445
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,623
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,472
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	190,000	1,761
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,160
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	30,000	278

Total International Bond Index Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	Currency	(000)	($000)
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	18,545
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,706
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,762
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,416
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,837
Tokyo Metropolitan Government	0.990%	12/20/21	JPY	103,500	953
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,596
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,031
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,061
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,799
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,088
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,494
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	1,986
24,639,649
Total Japan (Cost $24,277,822)	25,189,706
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,510	2,531
Total Jersey, C.I. (Cost $2,584)	2,531
Kazakhstan (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Kazakhstan	1.550%	11/9/23	EUR	3,150	3,659
Republic of Kazakhstan	2.375%	11/9/28	EUR	10,000	11,691
Total Kazakhstan (Cost $15,194)	15,350
Latvia (0.0%)
Sovereign Bonds (0.0%)
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,174
2	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,174
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,275
Total Latvia (Cost $3,720)	3,623
Lithuania (0.0%)
Sovereign Bond (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	13,800	17,397
Total Lithuania (Cost $16,861)	17,397
Luxembourg (0.1%)
Corporate Bonds (0.1%)
ArcelorMittal	0.950%	1/17/23	EUR	3,600	4,072
ArcelorMittal	3.125%	1/14/22	EUR	11,000	13,205
Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	EUR	2,500	2,860
Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	EUR	15,400	17,933
Dream Global Funding I Sarl	1.375%	12/21/21	EUR	8,000	9,103
Logicor Financing Sarl	2.250%	5/13/25	EUR	3,000	3,497
Logicor Financing Sarl	3.250%	11/13/28	EUR	3,700	4,441
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	10,000	11,316
66,427

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,841
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	3,965
	Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	4,670
						13,476
Total Luxembourg (Cost $79,738)						79,903
Malaysia (0.6%)
Sovereign Bonds (0.6%)
	Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,614
	Federation of Malaysia	3.480%	3/15/23	MYR	110,500	26,602
	Federation of Malaysia	3.492%	3/31/20	MYR	31,000	7,506
	Federation of Malaysia	3.733%	6/15/28	MYR	256,400	61,274
	Federation of Malaysia	3.795%	9/30/22	MYR	160,000	39,021
	Federation of Malaysia	3.800%	8/17/23	MYR	165,000	40,142
	Federation of Malaysia	3.844%	4/15/33	MYR	293,550	68,569
	Federation of Malaysia	3.882%	3/14/25	MYR	85,000	20,651
	Federation of Malaysia	3.892%	3/15/27	MYR	500	121
	Federation of Malaysia	3.899%	11/16/27	MYR	97,000	23,493
	Federation of Malaysia	3.900%	11/30/26	MYR	131,500	31,899
	Federation of Malaysia	3.955%	9/15/25	MYR	427,000	104,040
	Federation of Malaysia	4.048%	9/30/21	MYR	30,500	7,479
	Federation of Malaysia	4.059%	9/30/24	MYR	54,000	13,261
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	6,054
	Federation of Malaysia	4.160%	7/15/21	MYR	190,000	46,669
	Federation of Malaysia	4.181%	7/15/24	MYR	142,000	35,086
	Federation of Malaysia	4.232%	6/30/31	MYR	20,700	5,084
	Federation of Malaysia	4.254%	5/31/35	MYR	107,000	25,687
	Federation of Malaysia	4.378%	11/29/19	MYR	110,000	26,761
	Federation of Malaysia	4.392%	4/15/26	MYR	70,000	17,491
	Federation of Malaysia	4.498%	4/15/30	MYR	140,500	35,480
	Federation of Malaysia	4.642%	11/7/33	MYR	28,700	7,317
	Federation of Malaysia	4.736%	3/15/46	MYR	35,000	8,559
	Federation of Malaysia	4.762%	4/7/37	MYR	46,600	11,897
	Federation of Malaysia	4.893%	6/8/38	MYR	106,000	27,341
	Federation of Malaysia	4.921%	7/6/48	MYR	60,000	15,178
	Federation of Malaysia	4.935%	9/30/43	MYR	9,298	2,357
Total Malaysia (Cost $736,663)						718,633
Mexico (0.8%)
Corporate Bonds (0.1%)
	America Movil SAB de CV	1.500%	3/10/24	EUR	600	702
	America Movil SAB de CV	2.125%	3/10/28	EUR	5,100	6,174
	America Movil SAB de CV	3.000%	7/12/21	EUR	2,700	3,224
	America Movil SAB de CV	4.375%	8/7/41	GBP	7,300	11,774
	America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,399
	America Movil SAB de CV	5.000%	10/27/26	GBP	2,300	3,592
	America Movil SAB de CV	5.750%	6/28/30	GBP	200	342
1	America Movil SAB de CV	6.375%	9/6/73	GBP	8,200	11,300
1	America Movil SAB de CV	6.375%	9/6/73	EUR	8,400	11,089
	Fomento Economico Mexicano SAB de CV	1.750%	3/20/23	EUR	1,692	1,980
						56,576
Sovereign Bonds (0.7%)
	Petroleos Mexicanos	1.875%	4/21/22	EUR	700	780
	Petroleos Mexicanos	2.500%	8/21/21	EUR	200	229

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Petroleos Mexicanos	2.500%	11/24/22	EUR	500	562
Petroleos Mexicanos	2.750%	4/21/27	EUR	21,000	21,075
Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,159
Petroleos Mexicanos	3.750%	2/21/24	EUR	1,000	1,156
Petroleos Mexicanos	3.750%	4/16/26	EUR	700	767
Petroleos Mexicanos	4.750%	2/26/29	EUR	9,800	10,966
Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	14,766
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,750	3,999
United Mexican States	1.375%	1/15/25	EUR	24,540	27,587
United Mexican States	1.625%	3/6/24	EUR	3,000	3,449
United Mexican States	1.625%	4/8/26	EUR	3,905	4,382
United Mexican States	1.750%	4/17/28	EUR	15,900	17,718
United Mexican States	2.375%	4/9/21	EUR	4,667	5,464
United Mexican States	2.750%	4/22/23	EUR	7,000	8,459
United Mexican States	2.875%	4/8/39	EUR	1,625	1,824
United Mexican States	3.000%	3/6/45	EUR	7,400	8,285
United Mexican States	3.375%	2/23/31	EUR	8,000	10,061
United Mexican States	3.625%	4/9/29	EUR	9,200	11,790
United Mexican States	4.000%	3/15/15	EUR	2,700	2,923
United Mexican States	5.625%	3/19/14	GBP	6,006	7,967
United Mexican States	5.750%	3/5/26	MXN	850,000	39,465
United Mexican States	6.500%	6/10/21	MXN	2,387,500	122,371
United Mexican States	6.500%	6/9/22	MXN	3,140,000	158,966
United Mexican States	7.500%	6/3/27	MXN	1,525,000	77,594
United Mexican States	7.750%	5/29/31	MXN	715,000	36,251
United Mexican States	7.750%	11/23/34	MXN	510,000	25,452
United Mexican States	7.750%	11/13/42	MXN	1,138,000	55,515
United Mexican States	8.000%	6/11/20	MXN	504,500	26,607
United Mexican States	8.000%	12/7/23	MXN	472,600	24,972
United Mexican States	8.000%	11/7/47	MXN	535,000	26,913
United Mexican States	8.500%	5/31/29	MXN	710,000	38,313
United Mexican States	8.500%	11/18/38	MXN	425,000	22,493
United Mexican States	10.000%	12/5/24	MXN	1,233,500	71,020
United Mexican States	10.000%	11/20/36	MXN	350,000	21,123
					912,423
Total Mexico (Cost $1,087,886)					968,999
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,504
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,377
Total Morocco (Cost $4,990)					4,881
Netherlands (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.000%	4/13/31	EUR	8,000	9,276
ABN AMRO Bank NV	1.125%	1/12/32	EUR	3,100	3,627
ABN AMRO Bank NV	1.500%	9/30/30	EUR	24,700	30,289
ABN AMRO Bank NV	2.375%	1/23/24	EUR	16,400	20,482
ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	8,730
ABN AMRO Bank NV	3.500%	1/18/22	EUR	15,000	18,520
ABN AMRO Bank NV	3.500%	9/21/22	EUR	1,100	1,387
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,097
Aegon Bank NV	0.250%	5/25/23	EUR	18,500	20,940
Aegon Bank NV	0.750%	6/27/27	EUR	2,500	2,854

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	ING Bank NV	1.875%	5/22/23	EUR	17,400	21,079
	ING Bank NV	2.000%	8/28/20	EUR	10,000	11,556
	ING Bank NV	3.375%	1/10/22	EUR	11,100	13,651
	ING Bank NV	3.625%	8/31/21	EUR	8,500	10,392
	NIBC Bank NV	0.250%	4/22/22	EUR	31,235	35,354
1	NIBC Bank NV	0.625%	6/1/58	EUR	11,600	13,233
						227,467
Corporate Bonds (0.7%)
	ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	687
	ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,175
	ABN AMRO Bank NV	1.000%	6/30/20	GBP	1,400	1,820
	ABN AMRO Bank NV	1.375%	6/7/22	GBP	3,200	4,160
	ABN AMRO Bank NV	1.375%	1/10/34	EUR	9,300	11,126
	ABN AMRO Bank NV	1.375%	1/12/37	EUR	21,900	25,986
	ABN AMRO Bank NV	1.450%	4/12/38	EUR	1,000	1,198
	ABN AMRO Bank NV	2.500%	11/29/23	EUR	4,100	5,098
1	ABN AMRO Bank NV	2.875%	6/30/25	EUR	10,000	11,543
	ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,800	7,283
	ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,600	5,802
	ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	8,825
	Achmea BV	2.500%	11/19/20	EUR	2,500	2,913
1	Achmea BV	6.000%	4/4/43	EUR	2,100	2,697
	Aegon Bank NV	0.375%	11/21/24	EUR	10,000	11,328
	Aegon NV	1.000%	12/8/23	EUR	1,100	1,269
1	Aegon NV	4.000%	4/25/44	EUR	2,500	3,020
	Aegon NV	6.625%	12/16/39	GBP	1,000	2,024
	Akzo Nobel NV	1.125%	4/8/26	EUR	4,100	4,805
	Akzo Nobel NV	1.750%	11/7/24	EUR	3,600	4,352
	ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,679
	ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,274
	Cooperatieve Rabobank UA	0.125%	10/11/21	EUR	400	451
	Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	12,215	14,007
	Cooperatieve Rabobank UA	0.625%	2/27/24	EUR	10,000	11,324
	Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	15,000	17,165
	Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	1,100	1,280
	Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	5,000	5,792
	Cooperatieve Rabobank UA	1.125%	4/8/21	CHF	18,100	18,318
	Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	10,000	11,872
	Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	7,500	8,884
	Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	400	480
	Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,243
	Cooperatieve Rabobank UA	2.250%	3/23/22	GBP	500	668
	Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,750	7,046
1	Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	12,100	14,155
	Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	4,810
	Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	14,150	16,762
	Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,700	7,301
	Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	25,800	32,129
	Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,500
	Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	6,400	7,698
	Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,121
	Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	20,000	27,670
	Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	800	613
	Cooperatieve Rabobank UA	4.375%	6/7/21	EUR	100	123
	Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	6,108	9,921

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Cooperatieve Rabobank UA	4.625%	1/13/21	GBP	1,000	1,376
	Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	9,500	14,036
	Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,600	7,213
	Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	12,612	19,260
	Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,556
1	Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	10,000	14,139
	EXOR NV	1.750%	1/18/28	EUR	300	339
	Heineken NV	1.375%	1/29/27	EUR	10,100	11,900
	Heineken NV	1.500%	12/7/24	EUR	5,100	6,075
	Heineken NV	1.500%	10/3/29	EUR	500	584
	Heineken NV	2.000%	4/6/21	EUR	1,000	1,170
	Heineken NV	2.125%	8/4/20	EUR	18,350	21,186
	Heineken NV	2.875%	8/4/25	EUR	5,900	7,587
	ING Bank NV	0.375%	11/26/21	EUR	8,000	9,064
	ING Bank NV	0.750%	11/24/20	EUR	2,600	2,957
	ING Bank NV	0.750%	2/22/21	EUR	11,400	12,980
	ING Bank NV	0.750%	2/18/29	EUR	10,000	11,436
	ING Bank NV	0.875%	4/11/28	EUR	15,600	18,157
1	ING Bank NV	3.625%	2/25/26	EUR	15,200	17,990
	ING Bank NV	4.500%	2/21/22	EUR	11,200	14,151
	ING Bank NV	4.875%	1/18/21	EUR	1,300	1,583
	ING Bank NV	5.375%	4/15/21	GBP	3,000	4,214
	ING Groep NV	0.750%	3/9/22	EUR	36,300	41,404
	ING Groep NV	1.000%	9/20/23	EUR	100	115
	ING Groep NV	1.125%	2/14/25	EUR	1,900	2,179
	ING Groep NV	1.375%	1/11/28	EUR	300	343
1	ING Groep NV	1.625%	9/26/29	EUR	21,500	24,016
	ING Groep NV	2.000%	9/20/28	EUR	16,700	19,986
	ING Groep NV	2.125%	1/10/26	EUR	15,000	18,142
1	ING Groep NV	2.500%	2/15/29	EUR	6,000	7,067
	ING Groep NV	3.000%	2/18/26	GBP	6,000	7,954
1	ING Groep NV	3.000%	4/11/28	EUR	200	240
	JAB Holdings BV	1.250%	5/22/24	EUR	10,100	11,536
	JAB Holdings BV	1.625%	4/30/25	EUR	4,200	4,870
	JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,564
	Koninklijke DSM NV	0.750%	9/28/26	EUR	100	114
	Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,737
	Koninklijke DSM NV	2.375%	4/3/24	EUR	1,700	2,111
	Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	11,046
	Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	6,650
	Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,414
	Koninklijke KPN NV	4.250%	3/1/22	EUR	100	124
	Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,262
	Koninklijke KPN NV	5.750%	9/17/29	GBP	3,115	4,690
	Koninklijke Philips NV	1.375%	5/2/28	EUR	7,200	8,434
	LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,575	1,780
	Nationale-Nederlanden Bank NV	0.500%	10/10/24	EUR	800	911
	Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	7,700	8,790
	NIBC Bank NV	1.000%	9/11/28	EUR	5,000	5,769
	NIBC Bank NV	1.125%	4/19/23	EUR	16,900	19,115
	NIBC Bank NV	1.500%	1/31/22	EUR	18,484	21,218
	NN Group NV	0.875%	1/13/23	EUR	500	573
	NN Group NV	1.000%	3/18/22	EUR	10,000	11,496
	NN Group NV	1.625%	6/1/27	EUR	330	386
1	NN Group NV	4.500%	7/15/49	EUR	1,500	1,831

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	NN Group NV	4.625%	4/8/44	EUR	5,600	7,006
1	NN Group NV	4.625%	1/13/48	EUR	4,900	6,170
	PostNL NV	1.000%	11/21/24	EUR	1,900	2,143
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	927
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,297
	Shell International Finance BV	0.375%	2/15/25	EUR	23,600	26,818
	Shell International Finance BV	0.750%	5/12/24	EUR	15,000	17,444
	Shell International Finance BV	0.750%	8/15/28	EUR	5,000	5,685
	Shell International Finance BV	1.000%	4/6/22	EUR	200	232
	Shell International Finance BV	1.250%	3/15/22	EUR	400	467
	Shell International Finance BV	1.250%	5/12/28	EUR	600	713
	Shell International Finance BV	1.625%	3/24/21	EUR	10,000	11,605
	Shell International Finance BV	1.625%	1/20/27	EUR	14,331	17,538
	Unilever NV	0.375%	2/14/23	EUR	1,100	1,253
	Unilever NV	0.500%	1/6/25	EUR	100	114
	Unilever NV	1.125%	2/12/27	EUR	10,100	11,889
	Unilever NV	1.375%	7/31/29	EUR	5,100	6,063
	Unilever NV	1.375%	9/4/30	EUR	700	827
	Unilever plc	1.125%	2/3/22	GBP	1,200	1,564
	Wolters Kluwer NV	2.875%	3/21/23	EUR	5,000	6,183
						944,155
Sovereign Bonds (1.9%)
	Alliander NV	2.875%	6/14/24	EUR	500	635
	BNG Bank NV	0.050%	7/13/24	EUR	25,000	28,202
	BNG Bank NV	0.200%	11/9/24	EUR	20,000	22,697
	BNG Bank NV	0.250%	6/7/24	EUR	6,000	6,838
	BNG Bank NV	0.250%	5/7/25	EUR	10,000	11,334
	BNG Bank NV	0.375%	1/14/22	EUR	5,000	5,706
	BNG Bank NV	0.500%	8/26/22	EUR	37,000	42,514
	BNG Bank NV	0.500%	4/16/25	EUR	10,500	12,070
	BNG Bank NV	0.625%	6/19/27	EUR	22,800	26,276
	BNG Bank NV	0.750%	1/24/29	EUR	5,000	5,792
	BNG Bank NV	1.000%	1/12/26	EUR	5,000	5,925
	BNG Bank NV	1.125%	5/24/21	GBP	1,900	2,482
	BNG Bank NV	1.125%	9/4/24	EUR	1,400	1,668
	BNG Bank NV	1.375%	10/21/30	EUR	6,000	7,281
	BNG Bank NV	1.500%	3/29/38	EUR	3,000	3,632
	BNG Bank NV	1.500%	7/15/39	EUR	4,000	4,799
	BNG Bank NV	1.625%	8/26/25	GBP	500	659
	BNG Bank NV	1.875%	1/14/21	EUR	12,000	13,973
	BNG Bank NV	2.250%	10/14/20	CHF	7,000	7,149
	BNG Bank NV	2.250%	8/30/22	EUR	5,000	6,072
	BNG Bank NV	3.250%	7/15/25	AUD	15,000	11,257
	BNG Bank NV	3.250%	8/24/26	AUD	500	374
	BNG Bank NV	3.300%	7/17/28	AUD	16,500	12,454
	BNG Bank NV	3.500%	7/19/27	AUD	1,700	1,298
	BNG Bank NV	3.875%	5/26/23	EUR	28,000	36,567
	BNG Bank NV	4.750%	3/6/23	AUD	18,000	14,059
	BNG Bank NV	5.200%	12/7/28	GBP	3,200	5,459
	BNG Bank NV	5.250%	5/20/24	AUD	7,000	5,700
1	Eneco Holding NV	3.250%	12/29/49	EUR	3,600	4,232
	Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,733
2	Kingdom of Netherlands	0.000%	1/15/22	EUR	115,550	131,484
2	Kingdom of Netherlands	0.000%	1/15/24	EUR	151,500	172,628

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Kingdom of Netherlands	0.250%	7/15/25	EUR	111,220	128,361
2	Kingdom of Netherlands	0.250%	7/15/29	EUR	58,500	66,033
2	Kingdom of Netherlands	0.500%	7/15/26	EUR	74,650	87,493
2	Kingdom of Netherlands	0.750%	7/15/27	EUR	71,550	85,237
2	Kingdom of Netherlands	0.750%	7/15/28	EUR	75,000	89,232
2	Kingdom of Netherlands	1.750%	7/15/23	EUR	147,650	180,731
2	Kingdom of Netherlands	2.000%	7/15/24	EUR	72,500	91,155
2	Kingdom of Netherlands	2.250%	7/15/22	EUR	57,850	70,702
2	Kingdom of Netherlands	2.500%	1/15/33	EUR	65,500	94,363
2	Kingdom of Netherlands	2.750%	1/15/47	EUR	69,707	118,587
2	Kingdom of Netherlands	3.250%	7/15/21	EUR	64,470	78,468
2	Kingdom of Netherlands	3.500%	7/15/20	EUR	31,103	36,599
	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,280	13,363
2	Kingdom of Netherlands	3.750%	1/15/42	EUR	88,870	166,081
2	Kingdom of Netherlands	4.000%	1/15/37	EUR	76,410	136,544
	Kingdom of Netherlands	5.500%	1/15/28	EUR	45,780	75,955
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	11/4/20	EUR	518	586
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,213
	Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,714	7,760
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,824
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,284
	Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	13,322
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	42,300	43,517
	Nederlandse Waterschapsbank NV	0.875%	12/20/21	GBP	2,000	2,589
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	21,208
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	5,000	6,011
	Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,300
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,264
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,532
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	8,980	6,695
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	13,828
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	3,500	2,638
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	3,700	2,827
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	5,975
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	3,460	2,810
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	18,284
	Stedin Holding NV	0.875%	10/24/25	EUR	2,200	2,506
	TenneT Holding BV	1.000%	6/13/26	EUR	200	231
	TenneT Holding BV	1.250%	10/24/33	EUR	100	112
	TenneT Holding BV	1.375%	6/26/29	EUR	30,523	35,822
	TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,522
	TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,889
						2,352,402
Total Netherlands (Cost $3,488,574)						3,524,024
New Zealand (0.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,716
	ASB Finance Ltd.	0.625%	10/18/24	EUR	3,625	4,152
	ASB Finance Ltd.	0.750%	10/9/25	EUR	5,000	5,743
	BNZ International Funding Ltd.	0.625%	7/3/25	EUR	15,000	17,131
						32,742

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.0%)
ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,364
ASB Finance Ltd.	0.500%	6/17/20	EUR	7,912	8,949
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	23,681
Bank of New Zealand	4.426%	6/18/20	NZD	2,000	1,371
BNZ International Funding Ltd.	0.125%	6/17/21	EUR	1,000	1,128
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	5,100	5,757
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,702
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	300	225
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	2,200	1,630
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	1,200	2,063
					47,870
Sovereign Bonds (0.2%)
Auckland Council	0.625%	11/13/24	EUR	10,000	11,477
Auckland Council	3.500%	3/9/26	AUD	500	375
Housing New Zealand Ltd.	2.247%	10/5/26	NZD	1,550	1,024
New Zealand	2.750%	4/15/25	NZD	60,000	42,682
New Zealand	2.750%	4/15/37	NZD	27,635	19,840
New Zealand	3.000%	4/15/20	NZD	42,300	28,663
New Zealand	3.000%	4/20/29	NZD	50,000	36,723
New Zealand	3.500%	4/14/33	NZD	25,000	19,526
New Zealand	4.500%	4/15/27	NZD	11,000	8,834
New Zealand	5.500%	4/15/23	NZD	25,000	19,247
New Zealand	6.000%	5/15/21	NZD	27,500	20,036
New Zealand Local Government Funding Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,518
New Zealand Local Government Funding Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,773
New Zealand Local Government Funding Agency Ltd.	6.000%	5/15/21	NZD	4,000	2,893
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	320	258
					216,869
Total New Zealand (Cost $297,237)					297,481
Norway (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	0.250%	4/18/23	EUR	2,000	2,271
DNB Boligkreditt AS	0.250%	9/7/26	EUR	20,100	22,447
DNB Boligkreditt AS	0.375%	10/20/20	EUR	14,000	15,860
DNB Boligkreditt AS	0.375%	1/14/21	EUR	7,000	7,938
DNB Boligkreditt AS	0.375%	11/20/24	EUR	20,000	22,766
DNB Boligkreditt AS	0.625%	6/19/25	EUR	100	115
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	15,605
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	21,281
DNB Boligkreditt AS	3.875%	6/16/21	EUR	19,400	23,661
DNB Boligkreditt AS	5.000%	5/25/21	NOK	20,500	2,535
Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	114
Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,600	1,813
Eika Boligkreditt AS	1.500%	3/12/21	EUR	10,000	11,580
Eika Boligkreditt AS	2.125%	1/30/23	EUR	12,000	14,559
SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	15,000	16,930
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,542
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	12,585

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	12,163
	Sparebanken Vest Boligkreditt AS	0.500%	2/12/26	EUR	9,900	11,275
	Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	10,000	11,587
	SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	2,825
	SR-Boligkreditt AS	0.500%	9/28/20	EUR	2,500	2,835
	SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	11,548
						255,835
Corporate Bonds (0.1%)
	DNB Bank ASA	0.600%	9/25/23	EUR	6,000	6,857
1	DNB Bank ASA	1.125%	3/20/28	EUR	9,300	10,466
	DNB Bank ASA	4.250%	1/18/22	EUR	300	376
	DNB Bank ASA	4.375%	2/24/21	EUR	3,000	3,640
	Santander Consumer Bank AS	0.750%	3/1/23	EUR	27,600	31,258
	Santander Consumer Bank AS	0.875%	1/21/22	EUR	500	570
	SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	2,000	2,235
	SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	11,750	13,404
	SpareBank 1 Boligkreditt AS	1.000%	1/30/29	EUR	10,000	11,660
	SpareBank 1 Oestlandet	0.875%	3/13/23	EUR	100	114
	SpareBank 1 SMN	0.500%	3/9/22	EUR	3,100	3,509
	SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	22,181
	SpareBank 1 SMN	0.750%	7/3/23	EUR	2,700	3,068
	SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	8,470	9,547
	SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,100	11,796
	SR-Boligkreditt AS	0.375%	10/3/24	EUR	1,600	1,819
1	Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	130
						132,630
Sovereign Bonds (0.4%)
	Avinor AS	1.000%	4/29/25	EUR	100	116
	Equinor ASA	1.250%	2/17/27	EUR	18,400	21,777
	Equinor ASA	1.625%	2/17/35	EUR	5,000	5,969
	Equinor ASA	1.625%	11/9/36	EUR	2,000	2,378
	Equinor ASA	2.000%	9/10/20	EUR	3,000	3,462
	Equinor ASA	2.875%	9/10/25	EUR	11,400	14,848
	Equinor ASA	5.625%	3/11/21	EUR	22,700	28,183
	Equinor ASA	6.125%	11/27/28	GBP	200	356
	Equinor ASA	6.875%	3/11/31	GBP	3,750	7,398
2	Kingdom of Norway	1.500%	2/19/26	NOK	130,000	14,986
2	Kingdom of Norway	1.750%	3/13/25	NOK	175,000	20,547
2	Kingdom of Norway	1.750%	2/17/27	NOK	153,000	17,885
2	Kingdom of Norway	1.750%	9/6/29	NOK	356,904	41,434
2	Kingdom of Norway	2.000%	5/24/23	NOK	392,915	46,533
2	Kingdom of Norway	2.000%	4/26/28	NOK	200,000	23,792
2	Kingdom of Norway	3.000%	3/14/24	NOK	567,600	70,508
2	Kingdom of Norway	3.750%	5/25/21	NOK	231,275	28,104
	Kommunalbanken AS	0.875%	5/24/27	EUR	29,700	34,673
	Kommunalbanken AS	1.500%	12/15/23	GBP	15,000	19,747
	Kommunalbanken AS	2.700%	9/5/23	AUD	800	583
	Kommunalbanken AS	3.000%	12/9/26	AUD	8,900	6,581
	Kommunalbanken AS	3.400%	7/24/28	AUD	1,500	1,140
	Kommunalbanken AS	4.250%	7/16/25	AUD	3,400	2,694
	Kommunalbanken AS	4.500%	7/18/22	AUD	3,700	2,828
	Kommunalbanken AS	4.500%	4/17/23	AUD	7,948	6,173
	Kommunalbanken AS	5.250%	7/15/24	AUD	6,270	5,127
	Kommunalbanken AS	6.500%	4/12/21	AUD	6,400	4,924

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Statkraft AS	2.500%	11/28/22	EUR	2,500	3,048
	Telenor ASA	2.500%	5/22/25	EUR	2,400	2,985
	Telenor ASA	2.750%	6/27/22	EUR	5,000	6,103
						444,882
Total Norway (Cost $856,485)						833,347
Peru (0.0%)
Sovereign Bonds (0.0%)
	Republic of Peru	2.750%	1/30/26	EUR	14,000	17,587
	Republic of Peru	3.750%	3/1/30	EUR	8,000	10,980
Total Peru (Cost $29,158)						28,567
Poland (0.6%)
Corporate Bonds (0.0%)
	ORLEN Capital AB	2.500%	6/30/21	EUR	100	117
	ORLEN Capital AB	2.500%	6/7/23	EUR	5,700	6,811
						6,928
Sovereign Bonds (0.6%)
12	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	3,000	3,522
12	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	5,130	5,993
12	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	4,000	4,771
	Republic of Poland	0.875%	5/10/27	EUR	13,900	15,972
	Republic of Poland	1.000%	10/25/28	EUR	2,900	3,332
	Republic of Poland	1.125%	8/7/26	EUR	3,500	4,125
	Republic of Poland	1.375%	10/22/27	EUR	50	60
	Republic of Poland	1.500%	4/25/20	PLN	120,000	31,379
	Republic of Poland	1.500%	9/9/25	EUR	5,000	6,027
	Republic of Poland	1.500%	1/19/26	EUR	40,800	49,209
	Republic of Poland	1.750%	7/25/21	PLN	92,500	24,222
	Republic of Poland	2.000%	4/25/21	PLN	104,500	27,507
	Republic of Poland	2.000%	10/25/46	EUR	300	348
	Republic of Poland	2.250%	4/25/22	PLN	353,000	93,270
	Republic of Poland	2.375%	1/18/36	EUR	2,000	2,518
	Republic of Poland	2.500%	1/25/23	PLN	144,000	38,189
	Republic of Poland	2.500%	4/25/24	PLN	109,940	28,972
	Republic of Poland	2.500%	7/25/26	PLN	257,000	66,578
	Republic of Poland	2.500%	7/25/27	PLN	125,000	31,874
	Republic of Poland	2.750%	4/25/28	PLN	263,290	67,923
	Republic of Poland	3.000%	1/15/24	EUR	400	509
	Republic of Poland	3.250%	7/25/25	PLN	131,000	35,600
	Republic of Poland	3.375%	7/9/24	EUR	6,000	7,835
	Republic of Poland	3.750%	1/19/23	EUR	4,600	5,875
	Republic of Poland	4.000%	3/23/21	EUR	2,000	2,420
	Republic of Poland	4.000%	10/25/23	PLN	209,375	58,848
	Republic of Poland	4.200%	4/15/20	EUR	10,000	11,683
	Republic of Poland	4.500%	1/18/22	EUR	6,500	8,201
	Republic of Poland	5.250%	10/25/20	PLN	51,400	14,155
	Republic of Poland	5.250%	1/20/25	EUR	7,400	10,669
	Republic of Poland	5.750%	10/25/21	PLN	126,100	36,174
	Republic of Poland	5.750%	9/23/22	PLN	42,500	12,472
	Republic of Poland	5.750%	4/25/29	PLN	25,850	8,420
						718,652
Total Poland (Cost $719,556)						725,580

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Portugal (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Banco Santander Totta SA	1.250%	9/26/27	EUR	9,200	10,791
	Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	5,641
						16,432
Corporate Bonds (0.1%)
	Banco Comercial Portugues SA	0.750%	5/31/22	EUR	700	798
	Banco Santander Totta SA	0.875%	4/25/24	EUR	100	116
	Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	239
	Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,100	16,043
	EDP Finance BV	1.125%	2/12/24	EUR	26,400	30,462
	EDP Finance BV	1.875%	9/29/23	EUR	8,900	10,600
	EDP Finance BV	1.875%	10/13/25	EUR	1,100	1,310
	EDP Finance BV	2.000%	4/22/25	EUR	11,500	13,814
	EDP Finance BV	2.375%	3/23/23	EUR	800	967
	EDP Finance BV	2.625%	1/18/22	EUR	10,955	13,139
	EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,196
	EDP Finance BV	8.625%	1/4/24	GBP	9,005	14,921
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	2,600	3,011
	Ren Finance BV	1.750%	1/18/28	EUR	2,550	2,944
						111,560
Sovereign Bonds (0.7%)
2	Portugal Obrigacoes do Tesouro OT	3.850%	4/15/21	EUR	111,000	134,791
2	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	16,700	25,080
	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	33,009	46,535
2	Portuguese Republic	1.950%	6/15/29	EUR	129,129	156,543
2	Portuguese Republic	2.200%	10/17/22	EUR	65,000	79,077
2	Portuguese Republic	2.250%	4/18/34	EUR	50,000	60,989
2	Portuguese Republic	2.875%	10/15/25	EUR	83,086	107,873
2	Portuguese Republic	4.100%	2/15/45	EUR	44,000	67,599
2	Portuguese Republic	4.800%	6/15/20	EUR	15,000	17,802
2	Portuguese Republic	4.950%	10/25/23	EUR	43,100	59,184
2	Portuguese Republic	5.650%	2/15/24	EUR	50,000	71,029
						826,502
Total Portugal (Cost $941,764)						954,494
Romania (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Romania	2.000%	12/8/26	EUR	3,650	4,153
	Republic of Romania	2.375%	4/19/27	EUR	17,500	20,171
	Republic of Romania	2.500%	2/8/30	EUR	2,000	2,206
	Republic of Romania	2.750%	10/29/25	EUR	11,385	13,787
	Republic of Romania	2.875%	5/26/28	EUR	33,525	39,320
	Republic of Romania	3.625%	4/24/24	EUR	5,200	6,601
	Republic of Romania	3.875%	10/29/35	EUR	8,000	9,380
	Republic of Romania	4.125%	3/11/39	EUR	3,000	3,560
	Republic of Romania	4.625%	9/18/20	EUR	3,000	3,578
2	Republic of Romania	4.625%	4/3/49	EUR	4,035	4,920
Total Romania (Cost $107,355)						107,676

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Russia (0.3%)
Sovereign Bonds (0.3%)
	Gazprom OAO Via Gaz Capital SA	2.750%	11/30/21	CHF	2,100	2,151
	Gazprom OAO Via Gaz Capital SA	2.949%	1/24/24	EUR	500	591
	Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	EUR	500	595
	Gazprom OAO Via Gaz Capital SA	4.250%	4/6/24	GBP	3,643	4,930
2	Russian Federation	2.875%	12/4/25	EUR	12,300	14,612
	Russian Federation	6.400%	5/27/20	RUB	1,150,000	17,601
	Russian Federation	6.500%	2/28/24	RUB	1,000,000	14,689
	Russian Federation	6.900%	5/23/29	RUB	2,899,000	41,526
	Russian Federation	7.000%	1/25/23	RUB	1,525,000	23,070
	Russian Federation	7.000%	8/16/23	RUB	3,070,000	46,315
	Russian Federation	7.050%	1/19/28	RUB	2,650,000	38,831
	Russian Federation	7.250%	5/10/34	RUB	1,300,000	18,424
	Russian Federation	7.400%	12/7/22	RUB	745,000	11,412
	Russian Federation	7.600%	4/14/21	RUB	1,600,000	24,770
	Russian Federation	7.600%	7/20/22	RUB	2,600,000	40,057
	Russian Federation	7.950%	10/7/26	RUB	1,500,000	23,157
	Russian Federation	8.150%	2/3/27	RUB	4,454,500	70,017
	Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	2,000	3,152
Total Russia (Cost $421,107)						395,900
Singapore (0.5%)
Corporate Bonds (0.1%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	31,000	35,120
1	DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	5,000	5,635
1	DBS Group Holdings Ltd.	3.980%	12/31/49	SGD	1,750	1,322
	Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	2,060	2,337
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	10,000	11,424
	United Overseas Bank Ltd.	0.125%	3/2/22	EUR	2,300	2,591
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	12,500	14,181
						72,610
Sovereign Bonds (0.4%)
	Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,694
	Housing & Development Board	2.035%	9/16/26	SGD	9,750	6,968
	Housing & Development Board	2.288%	9/19/19	SGD	20,000	14,710
	Housing & Development Board	3.100%	7/24/24	SGD	9,250	7,058
	Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,476
	Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	550	400
	Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,343
	Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,623
	Republic of Singapore	1.750%	2/1/23	SGD	52,600	38,375
	Republic of Singapore	2.000%	7/1/20	SGD	20,000	14,723
	Republic of Singapore	2.125%	6/1/26	SGD	21,240	15,649
	Republic of Singapore	2.250%	6/1/21	SGD	45,370	33,573
	Republic of Singapore	2.250%	8/1/36	SGD	25,500	18,314
	Republic of Singapore	2.375%	6/1/25	SGD	40,000	29,971
	Republic of Singapore	2.625%	5/1/28	SGD	75,000	57,141
	Republic of Singapore	2.750%	7/1/23	SGD	10,150	7,695
	Republic of Singapore	2.750%	4/1/42	SGD	21,485	16,348
	Republic of Singapore	2.750%	3/1/46	SGD	38,250	29,021
	Republic of Singapore	2.875%	7/1/29	SGD	13,435	10,467
	Republic of Singapore	2.875%	9/1/30	SGD	19,600	15,296
	Republic of Singapore	3.000%	9/1/24	SGD	16,500	12,738

Total International Bond Index Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	Currency	(000)	($000)
Republic of Singapore	3.125%	9/1/22	SGD	69,000	52,655
Republic of Singapore	3.375%	9/1/33	SGD	32,000	26,416
Republic of Singapore	3.500%	3/1/27	SGD	45,400	36,704
Temasek Financial I Ltd.	0.500%	3/1/22	EUR	9,000	10,245
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,835
509,438
Total Singapore (Cost $583,298)	582,048
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Slovak Republic	0.000%	11/13/23	EUR	62,800	70,460
Slovak Republic	0.625%	5/22/26	EUR	13,000	15,004
Slovak Republic	1.000%	6/12/28	EUR	24,730	28,981
Slovak Republic	1.375%	1/21/27	EUR	21,200	25,667
Slovak Republic	1.625%	1/21/31	EUR	14,500	17,763
Slovak Republic	2.000%	10/17/47	EUR	6,125	7,689
Slovak Republic	3.000%	2/28/23	EUR	5,000	6,270
Slovak Republic	3.375%	11/15/24	EUR	20,000	26,552
Slovak Republic	3.625%	1/16/29	EUR	3,000	4,337
Slovak Republic	4.000%	3/26/21	EUR	1,000	1,216
Total Slovakia (Cost $197,309)	203,939
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	1.000%	3/6/28	EUR	35,000	41,247
Republic of Slovenia	1.188%	3/14/29	EUR	10,000	11,791
Republic of Slovenia	1.250%	3/22/27	EUR	14,000	16,922
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	14,002
Republic of Slovenia	1.750%	11/3/40	EUR	10,000	11,728
Republic of Slovenia	2.125%	7/28/25	EUR	5,000	6,321
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,353
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	14,701
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,613
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	12,058
Total Slovenia (Cost $139,253)	147,736
South Africa (0.0%)
Corporate Bonds (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	250	287
Anglo American Capital plc	3.500%	3/28/22	EUR	11,849	14,486
Total South Africa (Cost $15,165)	14,773
South Korea (2.6%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
2	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	4,800	5,482

Corporate Bonds (0.0%)
Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	995	716
2	LG Chem Ltd.	0.500%	4/15/23	EUR	1,100	1,239
1,955
Sovereign Bonds (2.6%)
Bank of Korea	2.060%	12/2/19	KRW	50,000,000	42,875
Export-Import Bank of Korea	0.625%	7/11/23	EUR	1,000	1,141
Export-Import Bank of Korea	4.000%	6/7/27	AUD	850	643

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Korea Development Bank	0.625%	7/17/23	EUR	13,475	15,337
Korea South-East Power Co. Ltd.	5.750%	9/25/20	AUD	1,000	737
Republic of Korea	1.250%	7/31/21	KRW	20,000,000	16,924
Republic of Korea	1.250%	8/31/21	KRW	17,000,000	14,383
Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,446
Republic of Korea	1.375%	9/10/21	KRW	173,000,000	146,802
Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,033
Republic of Korea	1.500%	11/30/21	KRW	40,000,000	33,998
Republic of Korea	1.500%	12/31/21	KRW	40,000,000	33,996
Republic of Korea	1.500%	12/10/26	KRW	130,000,000	108,392
Republic of Korea	1.500%	9/10/36	KRW	140,000,000	112,482
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,126
Republic of Korea	1.750%	6/10/20	KRW	40,000,000	34,254
Republic of Korea	1.750%	6/30/20	KRW	10,000,000	8,563
Republic of Korea	1.750%	7/31/20	KRW	38,000,000	32,540
Republic of Korea	1.750%	8/31/20	KRW	30,000,000	25,689
Republic of Korea	1.750%	10/31/20	KRW	10,000,000	8,563
Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,126
Republic of Korea	1.750%	12/10/20	KRW	40,000,000	34,244
Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,562
Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,562
Republic of Korea	1.875%	3/10/22	KRW	200,000,000	171,721
Republic of Korea	1.875%	6/10/26	KRW	182,000,000	155,955
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	25,740
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,583
Republic of Korea	2.000%	9/10/20	KRW	45,000,000	38,656
Republic of Korea	2.000%	12/10/21	KRW	100,000,000	86,139
Republic of Korea	2.000%	9/10/22	KRW	40,000,000	34,496
Republic of Korea	2.000%	3/10/46	KRW	65,000,000	56,859
Republic of Korea	2.000%	3/10/49	KRW	25,000,000	21,835
Republic of Korea	2.125%	6/10/24	EUR	12,217	14,952
Republic of Korea	2.125%	6/10/27	KRW	125,000,000	108,998
Republic of Korea	2.125%	3/10/47	KRW	104,000,000	93,069
Republic of Korea	2.250%	6/10/21	KRW	110,000,000	95,138
Republic of Korea	2.250%	9/10/23	KRW	115,000,000	100,283
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	69,240
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	26,332
Republic of Korea	2.250%	9/10/37	KRW	108,000,000	97,094
Republic of Korea	2.375%	3/10/23	KRW	110,000,000	96,280
Republic of Korea	2.375%	12/10/27	KRW	95,000,000	84,473
Republic of Korea	2.375%	12/10/28	KRW	50,000,000	44,585
Republic of Korea	2.375%	9/10/38	KRW	91,600,000	84,073
Republic of Korea	2.625%	6/10/28	KRW	175,000,000	158,905
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	46,203
Republic of Korea	2.625%	3/10/48	KRW	108,695,000	107,682
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	38,138
Republic of Korea	3.000%	3/10/23	KRW	84,000,000	75,200
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	86,240
Republic of Korea	3.000%	12/10/42	KRW	41,000,000	42,427
Republic of Korea	3.375%	9/10/23	KRW	40,000,000	36,523
Republic of Korea	3.750%	12/10/33	KRW	96,500,000	102,045
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	43,379
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	40,421
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	31,104

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	5.000%	6/10/20	KRW	96,500,000	85,551
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	16,549
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	22,185
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	18,446
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	14,986
					3,228,903
Total South Korea (Cost $3,263,660)					3,236,340
Spain (5.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,016
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	8,455
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,100	1,457
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	10,700	15,783
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	13,573
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,736
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,182
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	5,972
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	7,723
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	2,885
Banco de Sabadell SA	0.625%	6/10/24	EUR	30,500	35,051
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,512
Banco Santander SA	0.750%	9/9/22	EUR	20,700	23,909
Banco Santander SA	1.000%	4/7/25	EUR	43,000	50,567
Banco Santander SA	1.125%	11/27/24	EUR	14,500	17,173
Banco Santander SA	1.125%	10/25/28	EUR	5,000	5,896
Banco Santander SA	2.000%	11/27/34	EUR	6,600	8,455
Banco Santander SA	3.875%	2/6/26	EUR	400	559
Banco Santander SA	4.625%	5/4/27	EUR	1,600	2,398
Bankia SA	0.875%	1/21/21	EUR	5,800	6,624
Bankia SA	1.000%	9/25/25	EUR	11,200	12,968
Bankia SA	1.125%	8/5/22	EUR	23,000	26,775
Bankia SA	4.000%	2/3/25	EUR	12,300	16,696
Bankia SA	4.125%	3/24/36	EUR	4,700	7,530
Bankia SA	4.500%	4/26/22	EUR	4,050	5,159
Bankinter SA	0.875%	8/3/22	EUR	10,300	11,895
Bankinter SA	1.000%	2/5/25	EUR	8,200	9,580
CaixaBank SA	0.625%	3/27/25	EUR	18,000	20,557
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,058
CaixaBank SA	3.625%	1/18/21	EUR	5,000	5,974
CaixaBank SA	3.875%	2/17/25	EUR	12,000	16,307
CaixaBank SA	4.500%	1/26/22	EUR	15,000	18,961
Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	14,700	16,720
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	6,400	7,377
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	15,000	17,235
Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,100	3,593
Eurocaja Rural SCC	0.875%	10/1/21	EUR	4,000	4,598
Eurocaja Rural SCC	0.875%	5/27/24	EUR	5,000	5,768
IM Cedulas 10	4.500%	2/21/22	EUR	11,300	14,281
IM Cedulas 7 Fondo de Titulazion de Activos	4.000%	3/31/21	EUR	10,000	12,103
Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,831
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.125%	4/10/21	EUR	6,500	7,897

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	8,500	12,266
	Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	19,800	30,859
						521,914
Corporate Bonds (0.5%)
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,397
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	786
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	244
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,100	3,921
	ACS Servicios Comunicaciones y Energia SL	1.875%	4/20/26	EUR	400	449
	Banco Bilbao Vizcaya Argentaria SA	0.625%	1/17/22	EUR	1,000	1,139
	Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	21,000	24,156
	Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	12,100	13,916
	Banco Bilbao Vizcaya Argentaria SA	1.000%	1/20/21	EUR	1,000	1,143
	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	3,000	3,412
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	14,100	17,511
	Banco de Sabadell SA	0.875%	3/5/23	EUR	700	784
	Banco de Sabadell SA	1.625%	3/7/24	EUR	7,700	8,818
	Banco Santander SA	1.125%	1/17/25	EUR	13,000	14,873
	Banco Santander SA	1.375%	3/3/21	EUR	100	115
	Banco Santander SA	1.375%	2/9/22	EUR	10,500	12,161
	Banco Santander SA	1.375%	12/14/22	EUR	1,400	1,638
	Banco Santander SA	1.500%	1/25/26	EUR	26,000	31,635
	Banco Santander SA	2.125%	2/8/28	EUR	5,900	6,636
	Banco Santander SA	2.500%	3/18/25	EUR	19,400	22,924
	Banco Santander SA	3.250%	4/4/26	EUR	500	617
	Bankia SA	1.000%	3/14/23	EUR	18,200	21,147
	Bankinter SA	1.250%	2/7/28	EUR	500	591
	CaixaBank SA	0.750%	4/18/23	EUR	1,700	1,928
	CaixaBank SA	1.000%	2/8/23	EUR	1,500	1,745
	CaixaBank SA	1.000%	1/17/28	EUR	5,500	6,404
	CaixaBank SA	1.125%	1/12/23	EUR	2,000	2,265
	CaixaBank SA	1.125%	5/17/24	EUR	8,000	9,151
	CaixaBank SA	1.250%	1/11/27	EUR	600	714
	CaixaBank SA	1.750%	10/24/23	EUR	8,000	9,238
1	CaixaBank SA	2.250%	4/17/30	EUR	25,000	27,498
1	CaixaBank SA	2.750%	7/14/28	EUR	4,000	4,641
	Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	3,500	4,025
	Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,463
	Enagas Financiaciones SAU	1.000%	3/25/23	EUR	100	116
	Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	6,118
	Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	233
	Enagas Financiaciones SAU	2.500%	4/11/22	EUR	2,000	2,410
	Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,145
	Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	839
	Iberdrola Finanzas SA	1.000%	3/7/24	EUR	5,900	6,867
	Iberdrola Finanzas SA	1.000%	3/7/25	EUR	300	349
	Iberdrola Finanzas SA	1.621%	11/29/29	EUR	700	836
	Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	6,500	9,592
	Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	1,600	2,594
	Iberdrola International BV	0.375%	9/15/25	EUR	16,700	18,637
	Iberdrola International BV	1.125%	1/27/23	EUR	200	233
	Iberdrola International BV	1.125%	4/21/26	EUR	6,800	7,950

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Iberdrola International BV	1.750%	9/17/23	EUR	10,000	12,015
	Iberdrola International BV	1.875%	10/8/24	EUR	400	488
1	Iberdrola International BV	1.875%	12/31/49	EUR	800	896
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,169
1	Iberdrola International BV	2.625%	12/31/49	EUR	1,100	1,267
	Iberdrola International BV	3.000%	1/31/22	EUR	3,200	3,892
	Iberdrola International BV	3.500%	2/1/21	EUR	14,100	16,828
	Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	1,500	1,717
	Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	1,100	1,257
	Inmobiliaria Colonial Socimi SA	2.728%	6/5/23	EUR	7,300	8,888
	Mapfre SA	1.625%	5/19/26	EUR	1,500	1,750
1	Mapfre SA	4.375%	3/31/47	EUR	1,500	1,826
	Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	11,092
	Merlin Properties Socimi SA	2.225%	4/25/23	EUR	400	474
	Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,600	10,173
	Naturgy Capital Markets SA	1.125%	4/11/24	EUR	4,300	5,004
	Naturgy Finance BV	0.875%	5/15/25	EUR	15,300	17,458
	Naturgy Finance BV	1.250%	4/19/26	EUR	8,900	10,295
	Naturgy Finance BV	1.375%	1/19/27	EUR	200	232
	Naturgy Finance BV	2.875%	3/11/24	EUR	4,000	5,041
	NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	400	455
	NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	10,500	12,097
	Prosegur Cash SA	1.375%	2/4/26	EUR	1,200	1,333
	Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	688
	Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	351
	Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	600	693
	Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	6,800	8,244
	Red Electrica Financiaciones SAU	3.875%	1/25/22	EUR	2,000	2,484
	Repsol International Finance BV	0.500%	5/23/22	EUR	7,500	8,541
	Repsol International Finance BV	2.125%	12/16/20	EUR	4,200	4,880
	Repsol International Finance BV	2.250%	12/10/26	EUR	10,000	12,535
	Repsol International Finance BV	2.625%	5/28/20	EUR	7,900	9,116
	Santander Consumer Finance SA	0.500%	10/4/21	EUR	20,100	22,816
	Santander Consumer Finance SA	0.875%	1/24/22	EUR	20,700	23,713
	Santander Consumer Finance SA	0.875%	5/30/23	EUR	3,300	3,764
	Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	115
	Santander Consumer Finance SA	1.000%	2/27/24	EUR	6,000	6,842
	Santander Consumer Finance SA	1.125%	10/9/23	EUR	10,000	11,517
	Santander Consumer Finance SA	1.500%	11/12/20	EUR	7,400	8,499
	Telefonica Emisiones SAU	1.069%	2/5/24	EUR	12,000	13,811
	Telefonica Emisiones SAU	0.318%	10/17/20	EUR	4,800	5,415
	Telefonica Emisiones SAU	1.447%	1/22/27	EUR	9,100	10,511
	Telefonica Emisiones SAU	1.460%	4/13/26	EUR	1,000	1,164
	Telefonica Emisiones SAU	1.477%	9/14/21	EUR	12,000	13,929
	Telefonica Emisiones SAU	1.930%	10/17/31	EUR	7,300	8,430
	Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	978
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	11,300	14,508
	Telefonica Emisiones SAU	3.961%	3/26/21	EUR	12,100	14,614
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	20,000	25,523
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,461
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	2,600	3,987
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	3,750	6,035
	Telefonica Europe BV	5.875%	2/14/33	EUR	832	1,362
						698,177

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (4.4%)
	Adif - Alta Velocidad	1.875%	1/28/25	EUR	15,100	18,187
	Adif - Alta Velocidad	3.500%	5/27/24	EUR	12,000	15,532
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	26,569
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	1,998
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,000	11,635
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	13,625	16,289
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	14,000	16,965
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	7,000	8,630
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	11,182
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	28,754
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	8,168
13	FADE - Fondo de Amortizacion del Deficit Electrico	0.500%	3/17/23	EUR	30,000	34,218
13	FADE - Fondo de Amortizacion del Deficit Electrico	5.900%	3/17/21	EUR	2,000	2,495
13	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	5,000	5,785
13	Instituto de Credito Oficial	0.050%	7/30/20	EUR	25,000	28,140
13	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,245
	Kingdom of Spain	0.050%	1/31/21	EUR	252,100	284,387
	Kingdom of Spain	0.050%	10/31/21	EUR	157,839	178,396
	Kingdom of Spain	0.350%	7/30/23	EUR	238,590	271,983
	Kingdom of Spain	0.400%	4/30/22	EUR	135,000	154,234
	Kingdom of Spain	1.150%	7/30/20	EUR	132,500	151,408
2	Kingdom of Spain	1.400%	4/30/28	EUR	122,100	143,741
2	Kingdom of Spain	1.400%	7/30/28	EUR	161,563	189,446
2	Kingdom of Spain	1.450%	10/31/27	EUR	39,400	46,709
2	Kingdom of Spain	1.450%	4/30/29	EUR	217,799	254,727
2	Kingdom of Spain	1.500%	4/30/27	EUR	166,489	198,301
2	Kingdom of Spain	1.600%	4/30/25	EUR	142,255	171,921
2	Kingdom of Spain	1.850%	7/30/35	EUR	60,000	69,485
2	Kingdom of Spain	1.950%	4/30/26	EUR	302,860	373,156
2	Kingdom of Spain	1.950%	7/30/30	EUR	132,200	160,880
2	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	88,645
2	Kingdom of Spain	2.350%	7/30/33	EUR	115,926	144,941
2	Kingdom of Spain	2.700%	10/31/48	EUR	45,330	56,839
2	Kingdom of Spain	2.750%	10/31/24	EUR	217,800	278,429
2	Kingdom of Spain	2.900%	10/31/46	EUR	26,350	34,533
2	Kingdom of Spain	3.450%	7/30/66	EUR	73,000	103,571
2	Kingdom of Spain	3.800%	4/30/24	EUR	82,820	109,955
2	Kingdom of Spain	4.200%	1/31/37	EUR	144,580	226,187
2	Kingdom of Spain	4.400%	10/31/23	EUR	80,495	108,099
2	Kingdom of Spain	4.650%	7/30/25	EUR	18,760	26,638
2	Kingdom of Spain	4.700%	7/30/41	EUR	182,400	309,166
2	Kingdom of Spain	4.800%	1/31/24	EUR	51,335	70,493
2	Kingdom of Spain	4.850%	10/31/20	EUR	24,400	29,509
2	Kingdom of Spain	4.900%	7/30/40	EUR	37,980	65,573
2	Kingdom of Spain	5.150%	10/31/28	EUR	78,090	121,403
2	Kingdom of Spain	5.150%	10/31/44	EUR	81,195	147,950
2	Kingdom of Spain	5.400%	1/31/23	EUR	144,580	195,806
2	Kingdom of Spain	5.500%	4/30/21	EUR	27,810	34,799
	Kingdom of Spain	5.750%	7/30/32	EUR	35,450	61,340
2	Kingdom of Spain	5.850%	1/31/22	EUR	132,300	173,248

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Kingdom of Spain	5.900%	7/30/26	EUR	90,420	139,928
	Kingdom of Spain	6.000%	1/31/29	EUR	27,165	44,939
						5,461,557
Total Spain (Cost $6,445,419)						6,681,648
Supranational (3.2%)
Sovereign Bonds (3.2%)
	African Development Bank	0.125%	10/7/26	EUR	4,000	4,467
	African Development Bank	0.250%	11/21/24	EUR	22,600	25,744
	African Development Bank	0.875%	12/20/21	GBP	1,500	1,945
	African Development Bank	3.300%	7/27/27	AUD	1,000	751
	African Development Bank	3.350%	8/8/28	AUD	500	378
	African Development Bank	4.000%	1/10/25	AUD	14,330	11,086
	African Development Bank	4.500%	6/2/26	AUD	3,000	2,412
	African Development Bank	4.750%	3/6/24	AUD	2,000	1,586
	African Development Bank	5.250%	3/23/22	AUD	14,000	10,832
	Asian Development Bank	0.200%	5/25/23	EUR	1,000	1,140
	Asian Development Bank	1.375%	6/11/20	CAD	23,495	17,406
	Asian Development Bank	2.450%	1/17/24	AUD	1,800	1,302
	Asian Development Bank	2.600%	1/16/20	AUD	20,000	14,191
	Asian Development Bank	2.650%	1/11/23	AUD	1,500	1,090
	Asian Development Bank	2.750%	1/19/22	AUD	5,900	4,276
	Asian Development Bank	3.000%	1/17/23	NZD	10,000	6,904
	Asian Development Bank	3.000%	10/14/26	AUD	1,825	1,358
	Asian Development Bank	3.300%	8/8/28	AUD	2,600	1,982
	Asian Development Bank	3.400%	9/10/27	AUD	2,700	2,067
	Asian Development Bank	3.500%	5/22/19	AUD	15,000	10,584
	Asian Development Bank	3.500%	5/30/24	NZD	20,000	14,218
	Asian Development Bank	3.750%	3/12/25	AUD	11,230	8,685
	Asian Development Bank	4.500%	9/5/23	AUD	1,250	979
	Asian Development Bank	5.000%	3/9/22	AUD	15,500	11,931
	Corp. Andina de Fomento	0.500%	1/25/22	EUR	4,780	5,388
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	2,978
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	5,000	5,669
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	15,000	17,182
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	1,600	1,232
	Council Of Europe Development Bank	0.375%	6/8/26	EUR	17,000	19,377
	Council Of Europe Development Bank	2.875%	8/31/21	EUR	23,000	27,734
	Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,500	7,591
	Council Of Europe Development Bank	6.000%	10/8/20	AUD	1,500	1,121
	Eurofima	2.600%	1/13/27	AUD	24,820	17,693
	Eurofima	3.000%	5/22/24	CHF	5,000	5,733
	Eurofima	3.000%	5/15/26	CHF	6,500	7,795
	Eurofima	3.375%	12/29/20	CHF	4,000	4,178
	Eurofima	3.900%	12/19/25	AUD	1,000	773
	Eurofima	4.000%	10/27/21	EUR	5,000	6,197
	Eurofima	4.550%	3/30/27	CAD	655	555
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	10,000	13,091
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	1,000	1,776
	European Financial Stability Facility	0.000%	3/29/21	EUR	48,700	55,013
	European Financial Stability Facility	0.000%	11/17/22	EUR	65,000	73,584
	European Financial Stability Facility	0.000%	4/19/24	EUR	20,000	22,546

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	European Financial Stability Facility	0.100%	1/19/21	EUR	20,000	22,624
	European Financial Stability Facility	0.125%	10/17/23	EUR	300	341
	European Financial Stability Facility	0.200%	1/17/24	EUR	1,900	2,165
4	European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,406
	European Financial Stability Facility	0.400%	2/17/25	EUR	30,000	34,477
4	European Financial Stability Facility	0.400%	5/31/26	EUR	43,500	49,795
4	European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	42,677
	European Financial Stability Facility	0.750%	5/3/27	EUR	31,100	36,391
	European Financial Stability Facility	0.875%	7/26/27	EUR	25,000	29,513
	European Financial Stability Facility	0.950%	2/14/28	EUR	20,000	23,755
	European Financial Stability Facility	1.200%	2/17/45	EUR	36,500	41,032
	European Financial Stability Facility	1.250%	5/24/33	EUR	15,000	17,923
4	European Financial Stability Facility	1.375%	6/7/21	EUR	2,000	2,327
	European Financial Stability Facility	1.375%	5/31/47	EUR	8,600	9,942
	European Financial Stability Facility	1.450%	9/5/40	EUR	5,000	5,977
4	European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	18,394
	European Financial Stability Facility	1.700%	2/13/43	EUR	36,600	45,541
4	European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	26,636
4	European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	20,883
	European Financial Stability Facility	1.750%	7/17/53	EUR	14,500	17,744
	European Financial Stability Facility	1.800%	7/10/48	EUR	45,450	57,144
4	European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	43,806
	European Financial Stability Facility	2.000%	2/28/56	EUR	31,780	41,565
4	European Financial Stability Facility	2.125%	2/19/24	EUR	19,500	24,240
4	European Financial Stability Facility	2.250%	9/5/22	EUR	33,250	40,529
4	European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	19,111
4	European Financial Stability Facility	2.750%	12/3/29	EUR	11,600	16,071
4	European Financial Stability Facility	3.000%	9/4/34	EUR	5,200	7,621
4	European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,034
4	European Financial Stability Facility	3.375%	4/3/37	EUR	30,800	47,989
4	European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	31,399
	European Investment Bank	0.000%	10/16/23	EUR	30,000	33,976
	European Investment Bank	0.000%	3/15/24	EUR	79,000	89,288
	European Investment Bank	0.000%	3/13/26	EUR	10,000	11,191
	European Investment Bank	0.050%	12/15/23	EUR	25,000	28,383
	European Investment Bank	0.050%	5/24/24	EUR	20,000	22,665
	European Investment Bank	0.125%	6/15/20	EUR	10,000	11,295
	European Investment Bank	0.125%	4/15/25	EUR	30,000	34,028
	European Investment Bank	0.200%	7/15/24	EUR	40,000	45,659
	European Investment Bank	0.250%	10/15/20	EUR	51,000	57,796
	European Investment Bank	0.375%	3/15/22	EUR	25,000	28,621
	European Investment Bank	0.375%	7/16/25	EUR	20,000	23,020
	European Investment Bank	0.375%	4/14/26	EUR	10,000	11,476
	European Investment Bank	0.500%	11/15/23	EUR	20,000	23,193
	European Investment Bank	0.500%	1/15/27	EUR	53,700	61,967
	European Investment Bank	0.500%	11/13/37	EUR	15,000	15,630
	European Investment Bank	0.625%	1/22/29	EUR	20,000	23,089
	European Investment Bank	0.875%	3/15/21	GBP	20,000	26,048
	European Investment Bank	0.875%	12/15/23	GBP	10,000	12,864
	European Investment Bank	0.875%	9/13/24	EUR	33,000	39,004
	European Investment Bank	0.875%	1/14/28	EUR	23,000	27,289
	European Investment Bank	1.000%	9/21/26	GBP	3,200	4,066
	European Investment Bank	1.000%	3/14/31	EUR	68,000	79,924
	European Investment Bank	1.000%	4/14/32	EUR	32,000	37,443

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	European Investment Bank	1.125%	9/7/21	GBP	5,000	6,542
2	European Investment Bank	1.125%	9/16/21	CAD	13,340	9,820
	European Investment Bank	1.125%	11/15/32	EUR	20,000	23,728
	European Investment Bank	1.125%	4/13/33	EUR	30,000	35,525
	European Investment Bank	1.125%	9/15/36	EUR	33,000	38,347
2	European Investment Bank	1.250%	11/5/20	CAD	3,500	2,591
	European Investment Bank	1.250%	11/5/20	CAD	650	481
	European Investment Bank	1.250%	11/13/26	EUR	6,000	7,351
	European Investment Bank	1.375%	9/15/20	EUR	4,000	4,601
	European Investment Bank	1.375%	9/15/21	EUR	35,000	40,925
	European Investment Bank	1.375%	5/12/28	SEK	75,000	8,298
	European Investment Bank	1.500%	7/15/20	EUR	30,000	34,453
	European Investment Bank	1.500%	4/15/21	EUR	43,000	50,080
	European Investment Bank	1.500%	8/2/24	CHF	11,400	12,374
	European Investment Bank	1.500%	11/15/47	EUR	5,000	6,088
	European Investment Bank	1.625%	3/15/23	EUR	56,150	67,562
	European Investment Bank	1.625%	2/4/25	CHF	2,500	2,750
	European Investment Bank	1.750%	9/15/45	EUR	20,000	25,575
	European Investment Bank	2.125%	1/15/24	EUR	17,000	21,163
	European Investment Bank	2.250%	5/25/21	PLN	10,000	2,646
2	European Investment Bank	2.250%	7/30/21	CAD	26,015	19,616
	European Investment Bank	2.250%	10/14/22	EUR	7,000	8,557
	European Investment Bank	2.375%	7/10/20	CHF	2,500	2,542
2	European Investment Bank	2.375%	1/18/23	CAD	2,800	2,126
	European Investment Bank	2.375%	7/6/23	CAD	300	228
	European Investment Bank	2.500%	10/31/22	GBP	5,500	7,517
	European Investment Bank	2.625%	3/15/35	EUR	7,100	10,090
	European Investment Bank	2.700%	1/12/23	AUD	3,100	2,257
	European Investment Bank	2.750%	9/15/21	EUR	5,000	6,030
	European Investment Bank	2.750%	9/15/25	EUR	35,000	46,152
	European Investment Bank	2.750%	8/25/26	PLN	10,000	2,611
	European Investment Bank	2.750%	9/13/30	EUR	10,000	13,949
	European Investment Bank	2.750%	3/15/40	EUR	18,550	27,482
	European Investment Bank	3.000%	9/28/22	EUR	4,000	4,998
	European Investment Bank	3.000%	10/14/33	EUR	10,000	14,669
	European Investment Bank	3.100%	8/17/26	AUD	23,513	17,633
	European Investment Bank	3.125%	6/30/36	CHF	1,000	1,442
	European Investment Bank	3.300%	2/3/28	AUD	3,250	2,468
	European Investment Bank	3.500%	4/15/27	EUR	5,000	7,103
	European Investment Bank	3.625%	3/14/42	EUR	5,600	9,572
	European Investment Bank	3.750%	12/7/27	GBP	3,800	5,866
	European Investment Bank	3.875%	6/8/37	GBP	4,800	8,204
	European Investment Bank	4.000%	4/15/30	EUR	7,125	10,975
	European Investment Bank	4.500%	10/15/25	EUR	15,000	21,800
	European Investment Bank	4.500%	6/7/29	GBP	12,000	19,873
	European Investment Bank	4.500%	3/7/44	GBP	8,500	16,730
	European Investment Bank	4.625%	10/12/54	GBP	7,700	17,116
	European Investment Bank	4.750%	8/7/24	AUD	3,250	2,615
	European Investment Bank	5.000%	12/1/20	SEK	25,000	2,840
	European Investment Bank	5.000%	8/22/22	AUD	10,300	8,025
	European Investment Bank	5.000%	4/15/39	GBP	7,000	13,913
	European Investment Bank	5.500%	4/15/25	GBP	10,000	16,131
	European Investment Bank	6.000%	8/6/20	AUD	25,300	18,807
	European Investment Bank	6.000%	12/7/28	GBP	26,000	47,246

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	European Investment Bank	6.250%	6/8/21	AUD	15,500	11,955
	European Stability Mechanism	0.000%	1/17/22	EUR	1,700	1,924
	European Stability Mechanism	0.000%	10/18/22	EUR	35,000	39,636
	European Stability Mechanism	0.100%	11/3/20	EUR	10,000	11,312
	European Stability Mechanism	0.100%	7/31/23	EUR	40,000	45,444
	European Stability Mechanism	0.125%	4/22/24	EUR	61,500	69,855
	European Stability Mechanism	0.500%	3/2/26	EUR	21,700	25,097
	European Stability Mechanism	0.500%	3/5/29	EUR	10,000	11,375
	European Stability Mechanism	0.750%	3/15/27	EUR	25,000	29,359
	European Stability Mechanism	0.750%	9/5/28	EUR	20,000	23,369
	European Stability Mechanism	1.000%	9/23/25	EUR	20,000	23,862
	European Stability Mechanism	1.125%	5/3/32	EUR	25,000	29,659
	European Stability Mechanism	1.200%	5/23/33	EUR	20,000	23,891
	European Stability Mechanism	1.375%	3/4/21	EUR	37,800	43,822
	European Stability Mechanism	1.625%	11/17/36	EUR	20,000	24,990
	European Stability Mechanism	1.750%	10/20/45	EUR	10,000	12,724
	European Stability Mechanism	1.800%	11/2/46	EUR	15,000	19,196
	European Stability Mechanism	1.850%	12/1/55	EUR	15,000	19,165
	European Stability Mechanism	2.125%	11/20/23	EUR	3,220	4,000
	European Union	0.250%	7/4/20	EUR	20,000	22,622
	European Union	0.500%	4/4/25	EUR	50,000	57,801
	European Union	0.625%	11/4/23	EUR	27,000	31,343
	European Union	0.750%	4/4/31	EUR	20,000	22,891
	European Union	1.125%	4/4/36	EUR	20,000	23,172
	European Union	1.250%	4/4/33	EUR	25,000	29,960
	European Union	1.375%	10/4/29	EUR	16,000	19,648
	European Union	2.500%	11/4/27	EUR	19,000	25,322
	European Union	2.750%	9/21/21	EUR	5,000	6,025
	European Union	2.750%	4/4/22	EUR	20,600	25,197
	European Union	2.875%	4/4/28	EUR	5,000	6,890
	European Union	3.000%	9/4/26	EUR	7,125	9,676
	European Union	3.375%	4/4/38	EUR	6,000	9,529
	European Union	3.500%	6/4/21	EUR	22,800	27,674
	European Union	3.750%	4/4/42	EUR	5,000	8,609
	Inter-American Development Bank	0.625%	12/15/21	GBP	2,000	2,579
†	Inter-American Development Bank	1.250%	12/15/25	GBP	6,000	7,783
	Inter-American Development Bank	2.750%	10/30/25	AUD	4,400	3,218
	Inter-American Development Bank	3.750%	7/25/22	AUD	23,800	17,842
	Inter-American Development Bank	4.250%	6/11/26	AUD	1,300	1,043
	Inter-American Development Bank	4.400%	1/26/26	CAD	50	42
	Inter-American Development Bank	4.750%	8/27/24	AUD	4,050	3,263
	Inter-American Development Bank	6.000%	2/26/21	AUD	20,000	15,191
	International Bank for Reconstruction & Development	0.375%	6/15/21	GBP	500	644
	International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	5,400	6,075
	International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	11,000	12,719
	International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	19,000	21,100
	International Bank for Reconstruction & Development	0.750%	12/7/21	GBP	3,600	4,660
	International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	9,646	11,470

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction & Development	1.375%	12/15/20	GBP	32,400	42,565
International Bank for Reconstruction & Development	2.200%	1/18/22	CAD	13,410	10,122
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	3,000	2,147
International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	5,400	4,092
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	1,060	812
International Bank for Reconstruction & Development	2.600%	9/20/22	AUD	12,000	8,702
International Bank for Reconstruction & Development	2.800%	1/13/21	AUD	11,000	7,902
International Bank for Reconstruction & Development	2.800%	1/12/22	AUD	22,400	16,256
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	10,400	7,753
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	10,000	6,899
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	12,300	9,180
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,800	1,373
International Bank for Reconstruction & Development	3.375%	1/25/22	NZD	12,000	8,314
International Bank for Reconstruction & Development	3.750%	2/10/20	NZD	5,000	3,388
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	12,600	10,039
International Bank for Reconstruction & Development	4.625%	10/6/21	NZD	5,804	4,123
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	400	678
International Bank for Reconstruction & Development	5.000%	3/7/22	AUD	4,000	3,076
International Bank for Reconstruction & Development	5.400%	6/7/21	GBP	200	284
International Bank for Reconstruction & Development	5.750%	10/1/20	AUD	16,136	12,029
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	6,000	11,596
International Finance Corp.	1.250%	12/15/23	GBP	13,800	18,027
International Finance Corp.	1.375%	3/7/25	GBP	9,821	12,842
International Finance Corp.	2.375%	7/19/23	CAD	1,920	1,458
International Finance Corp.	2.700%	2/5/21	AUD	18,300	13,136
International Finance Corp.	2.800%	8/15/22	AUD	22,300	16,268
International Finance Corp.	3.150%	6/26/29	AUD	2,300	1,735
International Finance Corp.	3.200%	7/22/26	AUD	3,800	2,865
International Finance Corp.	3.200%	10/18/27	AUD	1,200	906
International Finance Corp.	3.625%	5/20/20	NZD	8,500	5,782
International Finance Corp.	4.000%	4/3/25	AUD	1,500	1,178
International Finance Corp.	4.250%	8/21/23	AUD	12,000	9,318
International Finance Corp.	5.750%	7/28/20	AUD	3,300	2,443

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nordic Investment Bank	0.125%	6/10/24	EUR	10,000	11,379
Nordic Investment Bank	0.500%	11/3/25	EUR	19,600	22,685
Nordic Investment Bank	0.625%	11/2/21	GBP	1,700	2,194
Nordic Investment Bank	1.125%	3/16/22	GBP	15,000	19,590
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	11,234
Nordic Investment Bank	4.750%	2/28/24	AUD	5,240	4,173
Nordic Investment Bank	5.000%	4/19/22	AUD	11,500	8,869
Total Supranational (Cost $4,029,844)					4,045,605
Sweden (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
Danske Hypotek AB	1.000%	12/15/21	SEK	500,000	53,753
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	6,668
Lansforsakringar Hypotek AB	0.250%	4/22/22	EUR	1,500	1,702
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,400	1,594
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,687
Lansforsakringar Hypotek AB	1.500%	3/18/21	EUR	200	232
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	11,022
Nordea Hypotek AB	1.000%	4/8/22	SEK	538,000	58,052
Nordea Hypotek AB	1.250%	5/19/21	SEK	500,000	53,953
Nordea Hypotek AB	1.250%	9/20/23	SEK	500,000	54,612
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	5,460
Skandinaviska Enskilda Banken AB	0.250%	6/20/24	EUR	25,000	28,316
Skandinaviska Enskilda Banken AB	0.750%	6/16/22	EUR	5,000	5,764
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	1,100	1,267
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	665,000	72,550
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	5,770
Skandinaviska Enskilda Banken AB	4.125%	4/7/21	EUR	5,000	6,082
Stadshypotek AB	0.125%	10/5/26	EUR	500	553
Stadshypotek AB	0.375%	2/22/23	EUR	8,700	9,924
Stadshypotek AB	0.375%	2/21/24	EUR	6,900	7,865
Stadshypotek AB	0.500%	7/11/25	EUR	3,000	3,432
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	26,005
Stadshypotek AB	0.750%	11/1/27	EUR	7,000	8,066
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	30,541
Stadshypotek AB	1.500%	6/1/23	SEK	380,000	41,901
Stadshypotek AB	1.500%	3/1/24	SEK	350,000	38,727
Stadshypotek AB	1.625%	10/30/20	EUR	10,000	11,541
Stadshypotek AB	4.250%	6/17/20	SEK	150,000	16,550
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	5,000	5,676
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	11,000	12,603
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	31,300	35,849
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	5,000	5,758
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	800	933
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	400,000	42,924
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	5,393
Swedbank Hypotek AB	0.375%	9/29/20	EUR	19,300	21,859
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,692
Swedbank Hypotek AB	0.400%	5/8/24	EUR	5,000	5,704
Swedbank Hypotek AB	1.000%	6/15/22	SEK	332,000	35,796
Swedbank Hypotek AB	1.000%	12/20/23	SEK	400,000	43,156
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,688
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,307
					796,927

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.3%)
	Akelius Residential Property AB	1.125%	3/14/24	EUR	2,900	3,254
	Akelius Residential Property AB	1.750%	2/7/25	EUR	1,500	1,715
	Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	465
	Atlas Copco AB	0.625%	8/30/26	EUR	430	484
	Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,529
	Danske Hypotek AB	1.000%	12/21/22	SEK	200,000	21,499
	Essity AB	1.125%	3/27/24	EUR	1,700	1,973
	Essity AB	1.625%	3/30/27	EUR	1,600	1,891
	Fastighets AB Balder	1.125%	3/14/22	EUR	10,000	11,396
	Heimstaden Bostad AB	1.750%	12/7/21	EUR	4,000	4,594
	Investor AB	4.500%	5/12/23	EUR	2,000	2,627
	Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	115
	Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	567
	Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	550,000	60,090
	Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	160,000	17,649
	Molnlycke Holding AB	1.875%	2/28/25	EUR	5,000	5,896
	Securitas AB	2.625%	2/22/21	EUR	3,000	3,525
	Skandinaviska Enskilda Banken AB	0.150%	2/11/21	EUR	1,000	1,130
	Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	5,000	5,661
	Skandinaviska Enskilda Banken AB	0.750%	8/24/21	EUR	9,000	10,282
	Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	200,000	21,616
1	Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	31,575	35,401
	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	5,821
1	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,700	17,008
	SKF AB	1.625%	12/2/22	EUR	700	823
	Svenska Handelsbanken AB	0.250%	2/28/22	EUR	500	565
	Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	16,301
1	Svenska Handelsbanken AB	1.250%	3/2/28	EUR	5,000	5,608
	Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	5,788
	Svenska Handelsbanken AB	3.000%	11/20/20	GBP	4,100	5,492
	Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,380	1,717
	Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	9,056
	Swedbank AB	0.300%	9/6/22	EUR	17,100	19,185
	Swedbank AB	0.400%	8/29/23	EUR	5,100	5,706
	Swedbank AB	1.000%	6/1/22	EUR	4,700	5,397
1	Swedbank AB	1.000%	11/22/27	EUR	3,900	4,259
	Swedbank AB	1.250%	12/29/21	GBP	1,000	1,287
	Swedbank AB	1.625%	12/28/22	GBP	5,700	7,375
	Swedbank Hypotek AB	0.500%	2/5/26	EUR	5,000	5,705
	Swedbank Hypotek AB	1.000%	12/16/20	SEK	550,000	58,857
	Tele2 AB	1.125%	5/15/24	EUR	200	229
	Tele2 AB	2.125%	5/15/28	EUR	400	469
	Telia Co. AB	1.625%	2/23/35	EUR	200	213
	Telia Co. AB	2.125%	2/20/34	EUR	10,100	11,588
	Telia Co. AB	3.000%	9/7/27	EUR	100	128
1	Telia Co. AB	3.000%	4/4/78	EUR	100	114
	Telia Co. AB	3.500%	9/5/33	EUR	3,000	4,075
	Telia Co. AB	3.625%	2/14/24	EUR	100	129
	Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,664
	Telia Co. AB	4.000%	3/22/22	EUR	350	435
	Telia Co. AB	4.750%	11/16/21	EUR	3,000	3,756
						417,109

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.4%)
	Kingdom of Sweden	0.125%	4/24/23	EUR	30,000	34,144
	Kingdom of Sweden	0.750%	5/12/28	SEK	7,000	776
2	Kingdom of Sweden	0.750%	11/12/29	SEK	289,000	31,856
	Kingdom of Sweden	1.000%	11/12/26	SEK	345,700	39,060
2	Kingdom of Sweden	1.500%	11/13/23	SEK	924,200	105,326
	Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	22,548
	Kingdom of Sweden	2.500%	5/12/25	SEK	129,300	15,785
	Kingdom of Sweden	3.500%	6/1/22	SEK	290,750	34,357
	Kingdom of Sweden	3.500%	3/30/39	SEK	181,450	28,697
	Kingdom of Sweden	5.000%	12/1/20	SEK	216,000	24,758
	Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	300,000	32,452
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	470,000	50,964
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	194,050	20,897
	Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	2,741
	SBAB Bank AB	0.250%	9/7/22	EUR	5,000	5,627
	SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,634
	Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,820
	Svensk Exportkredit AB	0.625%	12/7/20	GBP	1,000	1,295
	Vattenfall AB	6.250%	3/17/21	EUR	8,000	10,032
	Vattenfall AB	6.875%	4/15/39	GBP	5,000	10,689
						482,458
Total Sweden (Cost $1,787,533)						1,696,494
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	Credit Suisse AG	1.750%	1/15/21	EUR	47,600	55,159
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	17,421
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	5,000	5,015
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,000	12,794
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	9,250	8,914
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,000	10,031
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,085
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,125
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	25,000	25,290
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	5,000	5,041
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	7,779
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	15,241
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	4,901
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	3,500	3,574
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	5,120

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,081
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/19/43	CHF	5,500	5,820
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	29,442
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	10,600	11,098
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	7,500	7,969
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	7,337
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	7,804
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,483
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,208
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	19,772
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,080
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,284
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	10,500	12,280
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	66,200
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	10,200	12,480
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	3,874
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	11,900	13,811
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,351
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,575
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,218
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	16,926
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	32,500	32,334
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	9,899
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	15,015
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	15,002
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	6,711
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	14,350	14,441

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	985	983
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	7,500	7,364
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,602
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,114
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,064
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	17,500	17,684
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	3,000	2,989
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	10,000	10,162
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,032
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,276
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,020
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	18,396
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	2/17/21	CHF	7,000	7,069
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	8,754
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,356
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	6,943
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,116
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	8,747
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,283
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,117
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	7,000	7,718
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,361
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	11,421
	UBS AG	1.375%	4/16/21	EUR	5,000	5,781
						678,337
Corporate Bonds (0.4%)
	ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,080
	Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,150
1	Aquarius and Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	13,910	17,651

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	900	1,096
1	Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	5,500	6,925
1	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	5,000	5,887
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	3,600	4,328
1	Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,000	1,342
	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,492
	Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	240
	Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	573
	Credit Suisse AG	1.000%	6/7/23	EUR	10,000	11,591
	Credit Suisse AG	1.375%	1/31/22	EUR	15,748	18,331
	Credit Suisse AG	1.125%	9/15/20	EUR	5,800	6,615
	Credit Suisse AG	1.500%	4/10/26	EUR	800	954
1	Credit Suisse Group AG	2.125%	9/12/25	GBP	1,000	1,271
	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	20,600	23,804
	Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	1,500	2,024
1	Demeter Investments BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	10,300	12,876
1	ELM BV for Swiss Life Insurance & Pension Group	4.500%	12/29/49	EUR	4,500	5,725
1	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	6,250	7,321
	Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,142
	Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	8,850	12,273
	Glencore Finance Europe Ltd.	1.250%	3/17/21	EUR	5,345	6,094
	Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	600	693
	Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	12,300	14,224
	Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	300	351
	Glencore Finance Europe Ltd.	2.750%	4/1/21	EUR	300	351
	Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	200	258
	Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	8,000	11,580
	Holcim Finance Australia Pty Ltd.	3.500%	6/16/22	AUD	1,350	980
	Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	10,500	12,287
	Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,500	5,414
	Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	5,600	7,024
	Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,102
	Holcim US Finance Sarl & Cie SCS	2.625%	9/7/20	EUR	130	151
	LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,244
	LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	800	1,002
	LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,017
	Nestle Finance International Ltd.	0.375%	1/18/24	EUR	12,000	13,682
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	3,000	3,538
	Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	7,281
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	6,100	7,414
	Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,230
	Nestle Holdings Inc.	1.750%	12/9/20	GBP	12,000	15,820
	Novartis AG	0.625%	11/13/29	CHF	2,750	2,782
	Novartis Finance SA	0.125%	9/20/23	EUR	100	113
	Novartis Finance SA	0.500%	8/14/23	EUR	5,000	5,724
	Novartis Finance SA	0.625%	9/20/28	EUR	100	112
	Novartis Finance SA	1.375%	8/14/30	EUR	18,000	21,114
	Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,120

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,162
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	9,500	9,695
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	5,000	5,012
	Richemont International Holding SA	1.000%	3/26/26	EUR	15,000	17,401
	Richemont International Holding SA	2.000%	3/26/38	EUR	15,000	18,158
	Roche Finance Europe BV	0.500%	2/27/23	EUR	9,000	10,320
	Roche Finance Europe BV	0.875%	2/25/25	EUR	600	701
	Roche Holdings Inc.	6.500%	3/4/21	EUR	16,195	20,430
	UBS AG	0.125%	11/5/21	EUR	8,000	8,998
	UBS AG	1.125%	6/30/20	EUR	5,000	5,688
	UBS AG	1.250%	12/10/20	GBP	4,000	5,209
	UBS AG	1.250%	9/3/21	EUR	1,700	1,964
	UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	26,500	30,715
	UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	12,700	14,841
	UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	5,000	5,907
	UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	967
1	UBS Group Funding Switzerland AG	1.250%	4/17/25	EUR	21,000	24,236
	Willow No.2 Ireland plc for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,240
	Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	700	515
						495,552
Sovereign Bonds (0.5%)
	Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	6,000	5,962
	Basellandschaftliche Kantonalbank	1.750%	11/9/20	CHF	9,500	9,650
	Basler Kantonalbank	0.000%	4/11/22	CHF	5,000	4,960
	Basler Kantonalbank	0.300%	6/22/27	CHF	4,500	4,504
	Basler Kantonalbank	0.375%	8/10/23	CHF	5,300	5,351
	Basler Kantonalbank	2.500%	3/24/21	CHF	9,300	9,626
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,400	9,592
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	5,000	4,837
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,806
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,015
	Canton of Geneva Switzerland	2.250%	2/22/21	CHF	4,600	4,746
	Canton of Vaud	2.000%	10/24/33	CHF	8,905	11,026
	Canton of Zurich	0.000%	6/27/25	CHF	10,000	10,021
	Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,584
	Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,595
	Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,358
	Canton of Zurich	2.000%	7/29/38	CHF	5,000	6,360
	Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,342
	Luzerner Kantonalbank AG	0.200%	4/11/25	CHF	2,940	2,953
	Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	8,000	8,323
	Swiss Confederation	0.000%	6/22/29	CHF	26,000	26,318
	Swiss Confederation	0.500%	5/27/30	CHF	12,000	12,743
	Swiss Confederation	0.500%	6/27/32	CHF	10,200	10,764
	Swiss Confederation	0.500%	5/24/55	CHF	6,000	6,436
	Swiss Confederation	0.500%	5/30/58	CHF	8,000	8,586
	Swiss Confederation	1.250%	6/11/24	CHF	21,200	22,842
	Swiss Confederation	1.250%	5/28/26	CHF	30,800	34,041
	Swiss Confederation	1.250%	6/27/37	CHF	25,200	29,807
	Swiss Confederation	1.500%	7/24/25	CHF	17,450	19,354

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Swiss Confederation	1.500%	4/30/42	CHF	48,600	61,781
Swiss Confederation	2.000%	4/28/21	CHF	3,850	3,988
Swiss Confederation	2.000%	5/25/22	CHF	49,400	52,593
Swiss Confederation	2.000%	6/25/64	CHF	6,800	11,459
Swiss Confederation	2.250%	7/6/20	CHF	9,500	9,660
Swiss Confederation	2.250%	6/22/31	CHF	17,500	22,232
Swiss Confederation	2.500%	3/8/36	CHF	6,150	8,467
Swiss Confederation	3.250%	6/27/27	CHF	9,000	11,525
Swiss Confederation	3.500%	4/8/33	CHF	10,600	15,524
Swiss Confederation	4.000%	2/11/23	CHF	2,405	2,787
Swiss Confederation	4.000%	4/8/28	CHF	400	549
Swiss Confederation	4.000%	1/6/49	CHF	4,500	9,194
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,158
Swisscom AG	2.625%	8/31/22	CHF	11,000	11,833
Zuercher Kantonalbank	0.030%	2/11/22	CHF	5,000	4,974
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,640	1,638
Zuercher Kantonalbank	0.250%	3/31/21	CHF	20,000	19,926
Zuercher Kantonalbank	0.250%	1/27/26	CHF	5,000	5,027
Zuercher Kantonalbank	1.250%	1/31/22	CHF	17,000	17,475
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	17,407
					582,699
Total Switzerland (Cost $1,772,424)					1,756,588
Thailand (0.6%)
Sovereign Bonds (0.6%)
Kingdom of Thailand	1.875%	6/17/22	THB	1,700,000	53,228
Kingdom of Thailand	2.125%	12/17/26	THB	1,100,000	33,868
Kingdom of Thailand	2.400%	12/17/23	THB	2,000	64
Kingdom of Thailand	2.550%	6/26/20	THB	998,000	31,544
Kingdom of Thailand	2.875%	12/17/28	THB	311,050	10,095
Kingdom of Thailand	2.875%	6/17/46	THB	1,129,525	33,272
Kingdom of Thailand	3.400%	6/17/36	THB	3,221,200	106,993
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	36,853
Kingdom of Thailand	3.600%	6/17/67	THB	2,092,500	65,253
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	19,967
Kingdom of Thailand	3.650%	12/17/21	THB	2,200,000	72,088
Kingdom of Thailand	3.650%	6/20/31	THB	1,330,000	45,605
Kingdom of Thailand	3.775%	6/25/32	THB	1,584,000	54,759
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	5,150
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	42,945
Kingdom of Thailand	4.000%	6/17/66	THB	85,000	2,861
Kingdom of Thailand	4.260%	12/12/37	THB	277,000	9,765
Kingdom of Thailand	4.675%	6/29/44	THB	751,000	29,471
Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	65,569
Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,600
Kingdom of Thailand	5.670%	3/13/28	THB	120,000	4,742
Total Thailand (Cost $689,055)					728,692
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
DP World plc	2.375%	9/25/26	EUR	400	468
Emirates NBD PJSC	1.750%	3/23/22	EUR	3,000	3,464
Emirates NBD PJSC	4.750%	2/18/22	AUD	1,400	1,036
Emirates NBD PJSC	4.750%	2/9/28	AUD	1,400	1,061

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Emirates Telecommunications Group Co. PJSC	1.750%	6/18/21	EUR	6,500	7,532
	Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	3,000	3,742
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,779
	IPIC GMTN Ltd.	5.875%	3/14/21	EUR	7,500	9,334
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,084
Total United Arab Emirates (Cost $32,343)						31,500
United Kingdom (7.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
	AA Bond Co. Ltd.	2.875%	1/31/22	GBP	6,250	7,910
	AA Bond Co. Ltd.	4.249%	7/31/20	GBP	4,100	5,452
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	2,753
	Arqiva Financing plc	4.040%	6/30/35	GBP	1,800	2,403
	Arqiva Financing plc	4.882%	12/31/32	GBP	2,800	4,077
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,669
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,811	2,927
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,354	3,817
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	7,616
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,371
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,400	2,143
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	18,638
	Barclays Bank plc	4.250%	1/12/22	GBP	3,600	5,061
1	Broadgate Financing plc	4.999%	10/5/33	GBP	6,500	10,150
1	Broadgate Financing plc	5.098%	4/5/35	GBP	8,316	12,559
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	245	397
1	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,200	4,145
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	20,308
	Co-Operative Bank plc	4.750%	11/11/21	GBP	8,900	12,307
	Coventry Building Society	0.500%	1/12/24	EUR	900	1,023
14	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,015	1,690
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,162	1,985
	Dignity Finance plc	3.546%	12/31/34	GBP	3,435	4,723
	Green King Finance plc	4.064%	3/15/35	GBP	1,762	2,428
	Greene King Finance plc	5.318%	9/15/31	GBP	1,028	1,529
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	6,700	10,627
	Highbury Finance BV	7.017%	3/20/23	GBP	600	895
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	584	938
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	4,018	6,428
	Leeds Building Society	4.875%	11/16/20	GBP	2,000	2,755
	Lloyds Bank plc	0.500%	7/22/20	EUR	1,000	1,132
	Lloyds Bank plc	1.375%	4/16/21	EUR	30,800	35,597
	Lloyds Bank plc	1.750%	3/31/22	GBP	3,300	4,352
	Lloyds Bank plc	4.000%	9/29/20	EUR	1,000	1,188
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,200	10,851
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	4,912
	Lloyds Bank plc	5.125%	3/7/25	GBP	15,200	23,648
	Lloyds Bank plc	6.000%	2/8/29	GBP	10,350	18,291
1	Longstone Finance plc	4.791%	4/19/36	GBP	770	1,150
1	Mitchells & Butlers Finance plc	6.013%	12/15/30	GBP	2,611	3,833
	National Westminster Bank plc	3.875%	10/19/20	EUR	22,000	26,155
	National Westminster Bank plc	5.125%	1/13/24	GBP	500	759
	Nationwide Building Society	0.625%	3/25/27	EUR	11,790	13,425

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Nationwide Building Society	1.375%	6/29/32	EUR	16,000	18,871
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,469
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	21,491
	Nationwide Building Society	4.625%	2/8/21	EUR	3,100	3,776
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,466
	Nats En Route plc	5.250%	3/31/26	GBP	2,602	3,870
1	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	840	1,353
	Santander UK plc	0.250%	8/9/21	EUR	10,000	11,321
	Santander UK plc	0.250%	4/21/22	EUR	20,000	22,644
	Santander UK plc	1.250%	9/18/24	EUR	6,700	7,939
	Santander UK plc	1.625%	11/26/20	EUR	18,000	20,770
	Santander UK plc	5.125%	4/14/21	GBP	5,900	8,260
	Santander UK plc	5.250%	2/16/29	GBP	758	1,275
1	Santander UK plc	5.750%	3/2/26	GBP	5,855	9,651
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	5,292	7,360
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,230	3,470
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,081
						468,084
Corporate Bonds (2.0%)
	3i Group plc	5.750%	12/3/32	GBP	5,000	8,124
	A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	6,200	8,230
	ABP Finance plc	6.250%	12/14/26	GBP	4,300	6,801
	Admiral Group plc	5.500%	7/25/24	GBP	2,400	3,378
	Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	1,500	2,380
	Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	2,150	3,534
	Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,437
	Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,600	4,479
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,095
	Anglian Water Services Financing plc	6.875%	8/21/23	GBP	4,300	6,834
	Annington Funding plc	1.650%	7/12/24	EUR	3,800	4,306
	Annington Funding plc	2.646%	7/12/25	GBP	1,000	1,296
	Annington Funding plc	3.184%	7/12/29	GBP	3,000	3,939
	Annington Funding plc	3.685%	7/12/34	GBP	7,900	10,571
	Annington Funding plc	3.935%	7/12/47	GBP	800	1,097
	Aptiv plc	1.500%	3/10/25	EUR	12,022	13,942
	AstraZeneca plc	0.250%	5/12/21	EUR	1,000	1,127
	AstraZeneca plc	1.250%	5/12/28	EUR	100	115
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	8,800
	Aviva plc	0.625%	10/27/23	EUR	1,000	1,134
1	Aviva plc	3.375%	12/4/45	EUR	6,000	7,080
1	Aviva plc	3.875%	7/3/44	EUR	300	363
1	Aviva plc	4.375%	9/12/49	GBP	2,300	3,046
1	Aviva plc	5.125%	6/4/50	GBP	1,000	1,390
1	Aviva plc	6.125%	11/14/36	GBP	2,350	3,491
1	Aviva plc	6.125%	7/5/43	EUR	2,400	3,153
1	Aviva plc	6.125%	9/29/49	GBP	4,200	5,918
1	Aviva plc	6.625%	6/3/41	GBP	2,500	3,547
1	Aviva plc	6.875%	5/20/58	GBP	2,327	3,899
	Babcock International Group plc	1.750%	10/6/22	EUR	7,800	8,953
	Babcock International Group plc	1.875%	10/5/26	GBP	4,000	4,817
	BAE Systems plc	4.125%	6/8/22	GBP	6,500	9,007
	Barclays Bank plc	2.125%	2/24/21	EUR	5,000	5,820
	Barclays Bank plc	4.250%	3/2/22	EUR	10,000	12,606
	Barclays Bank plc	6.000%	1/14/21	EUR	3,000	3,661

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Barclays Bank plc	6.625%	3/30/22	EUR	7,159	9,322
Barclays Bank plc	10.000%	5/21/21	GBP	8,533	12,881
Barclays plc	1.500%	4/1/22	EUR	1,000	1,159
Barclays plc	1.875%	3/23/21	EUR	200	232
Barclays plc	3.250%	2/12/27	GBP	655	863
Barclays plc	3.250%	1/17/33	GBP	8,500	10,533
BAT Capital Corp.	2.125%	8/15/25	GBP	1,300	1,639
BAT International Finance plc	0.875%	10/13/23	EUR	8,615	9,796
BAT International Finance plc	1.000%	5/23/22	EUR	700	801
BAT International Finance plc	1.250%	3/13/27	EUR	7,850	8,581
BAT International Finance plc	1.750%	7/5/21	GBP	2,700	3,520
BAT International Finance plc	2.250%	1/16/30	EUR	18,700	20,781
BAT International Finance plc	2.250%	9/9/52	GBP	3,000	2,741
BAT International Finance plc	2.375%	1/19/23	EUR	100	120
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,096
BAT International Finance plc	4.875%	2/24/21	EUR	5,250	6,405
BAT International Finance plc	5.750%	7/5/40	GBP	400	661
BAT International Finance plc	6.000%	11/24/34	GBP	1,000	1,656
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,200	1,574
BG Energy Capital plc	1.250%	11/21/22	EUR	6,400	7,486
BG Energy Capital plc	2.250%	11/21/29	EUR	11,711	14,914
BG Energy Capital plc	5.000%	11/4/36	GBP	300	546
BG Energy Capital plc	5.125%	12/1/25	GBP	13,008	20,648
BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	9,211
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,001
BP Capital Markets plc	1.077%	6/26/25	EUR	4,300	5,017
BP Capital Markets plc	1.177%	8/12/23	GBP	3,100	4,021
BP Capital Markets plc	1.373%	3/3/22	EUR	2,700	3,150
BP Capital Markets plc	1.526%	9/26/22	EUR	11,100	13,084
BP Capital Markets plc	1.573%	2/16/27	EUR	5,000	5,977
BP Capital Markets plc	1.594%	7/3/28	EUR	400	478
BP Capital Markets plc	1.637%	6/26/29	EUR	2,729	3,259
BP Capital Markets plc	1.953%	3/3/25	EUR	7,200	8,816
BP Capital Markets plc	2.030%	2/14/25	GBP	300	398
BP Capital Markets plc	2.177%	9/28/21	EUR	5,800	6,859
BP Capital Markets plc	2.213%	9/25/26	EUR	13,000	16,269
BP Capital Markets plc	2.972%	2/27/26	EUR	4,100	5,345
BP Capital Markets plc	3.497%	11/9/20	CAD	11,860	9,017
BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,680
Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	487
British Land Co. plc	2.375%	9/14/29	GBP	1,400	1,775
British Telecommunications plc	0.625%	3/10/21	EUR	6,000	6,806
British Telecommunications plc	0.875%	9/26/23	EUR	6,000	6,838
British Telecommunications plc	1.000%	11/21/24	EUR	100	114
British Telecommunications plc	1.125%	3/10/23	EUR	6,600	7,614
British Telecommunications plc	1.500%	6/23/27	EUR	700	795
British Telecommunications plc	1.750%	3/10/26	EUR	19,420	22,793
British Telecommunications plc	2.125%	9/26/28	EUR	100	118
British Telecommunications plc	3.125%	11/21/31	GBP	200	266
British Telecommunications plc	5.750%	12/7/28	GBP	4,030	6,585
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,742
BUPA Finance plc	2.000%	4/5/24	GBP	11,000	14,307
BUPA Finance plc	3.375%	6/17/21	GBP	7,400	10,012
Cadent Finance plc	0.625%	9/22/24	EUR	17,320	19,583

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Cadent Finance plc	1.125%	9/22/21	GBP	4,700	6,093
	Cadent Finance plc	2.125%	9/22/28	GBP	10,508	13,319
	Cadent Finance plc	2.625%	9/22/38	GBP	100	125
	Cadent Finance plc	2.750%	9/22/46	GBP	950	1,180
	Cadent Finance plc	3.125%	3/21/40	GBP	200	267
	Centrica plc	4.250%	9/12/44	GBP	5,450	8,102
	Centrica plc	4.375%	3/13/29	GBP	4,800	7,135
	Centrica plc	6.375%	3/10/22	GBP	1,850	2,739
	Centrica plc	7.000%	9/19/33	GBP	2,100	3,972
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,692
	Clarion Funding plc	2.625%	1/18/29	GBP	1,554	2,047
	Close Brothers Finance plc	3.875%	6/27/21	GBP	3,000	4,093
	CNH Industrial Finance Europe SA	1.750%	9/12/25	EUR	9,000	10,450
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	1,700	1,979
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	7,000	8,512
	Coca-Cola European Partners plc	0.750%	2/24/22	EUR	6,000	6,863
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,800	6,804
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,200	6,242
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	3,000	3,718
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	700	1,197
	Compass Group International BV	0.625%	7/3/24	EUR	1,700	1,945
	Compass Group plc	2.000%	9/5/25	GBP	400	531
	Compass Group plc	2.000%	7/3/29	GBP	1,600	2,091
	Coventry Building Society	1.000%	5/5/20	GBP	2,000	2,598
	Coventry Building Society	2.500%	11/18/20	EUR	6,546	7,616
	Coventry Building Society	5.875%	9/28/22	GBP	15,868	23,528
	CPUK Finance Ltd.	3.588%	8/28/25	GBP	3,000	4,124
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,258
	Crh Finance UK plc	4.125%	12/2/29	GBP	4,200	6,190
1	CYBG plc	3.125%	6/22/25	GBP	6,800	8,640
1	CYBG plc	5.000%	2/9/26	GBP	800	1,050
	Diageo Finance plc	0.000%	11/17/20	EUR	700	786
	Diageo Finance plc	0.500%	6/19/24	EUR	854	973
	Diageo Finance plc	1.750%	9/23/24	EUR	200	241
	DS Smith plc	1.375%	7/26/24	EUR	400	456
	DS Smith plc	2.250%	9/16/22	EUR	100	118
	Dwr Cymru Financing Ltd.	2.500%	3/31/36	GBP	600	795
15	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	863
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	817
	East Finance plc	5.486%	6/15/42	GBP	2,897	5,105
	Eastern Power Networks plc	4.750%	9/30/21	GBP	2,400	3,372
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,572
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	382
	easyJet plc	1.750%	2/9/23	EUR	800	934
	Electricity North West Ltd.	8.875%	3/25/26	GBP	2,000	3,690
	ELM BV for RELX Finance	2.500%	9/24/20	EUR	1,000	1,161
	EMH Treasury plc	4.500%	1/29/44	GBP	394	628
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,432
	Eversholt Funding plc	3.529%	8/7/42	GBP	1,400	1,771
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,110
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	792
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	2,980
	Experian Finance plc	1.375%	6/25/26	EUR	400	459
	Experian Finance plc	3.500%	10/15/21	GBP	6,815	9,283

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	FCE Bank plc	0.869%	9/13/21	EUR	1,300	1,459
	FCE Bank plc	1.114%	5/13/20	EUR	16,199	18,348
	FCE Bank plc	1.134%	2/10/22	EUR	1,430	1,606
	FCE Bank plc	1.528%	11/9/20	EUR	3,200	3,662
	FCE Bank plc	1.615%	5/11/23	EUR	400	449
	FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,744
	FCE Bank plc	2.727%	6/3/22	GBP	700	911
	FCE Bank plc	3.250%	11/19/20	GBP	1,300	1,721
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,457	1,692
	Fidelity International Ltd.	7.125%	2/13/24	GBP	1,300	2,017
	Firstgroup plc	5.250%	11/29/22	GBP	15,714	21,989
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,016
	Firstgroup plc	8.750%	4/8/21	GBP	5,000	7,273
	Friends Life Holdings plc	8.250%	4/21/22	GBP	3,000	4,626
	G4S International Finance plc	1.500%	1/9/23	EUR	1,700	1,907
	G4S International Finance plc	1.500%	6/2/24	EUR	11,900	13,263
	G4S International Finance plc	1.875%	5/24/25	EUR	23,400	26,237
1	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	1,200	1,433
	Gatwick Funding Ltd.	3.125%	9/28/39	GBP	4,300	5,710
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	300	405
1	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,488
1	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	895
1	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,950	16,062
	Genfinance II plc	6.064%	12/21/39	GBP	4,400	8,101
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	115
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	15,000	17,612
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	416
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	10,400	12,503
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,900	5,629
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,363
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	600	988
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	12,773
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	355	653
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	1,145	2,309
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,800	2,052
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	582
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	1,000	1,407
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	3,000	4,961
	Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	5,200	7,152
	Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	756	1,228
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,496
	Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,417	3,257
	Hammerson plc	2.000%	7/1/22	EUR	7,200	8,389
	Hammerson plc	3.500%	10/27/25	GBP	300	398
	Hammerson plc	6.000%	2/23/26	GBP	4,000	6,066
	Hammerson plc	7.250%	4/21/28	GBP	10,700	17,747
1	HBOS plc	4.500%	3/18/30	EUR	3,500	4,458
1	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	7,100	8,157
1	Heathrow Funding Ltd.	1.875%	5/23/24	EUR	400	472
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,200	1,421
	Heathrow Funding Ltd.	1.875%	3/14/34	EUR	5,000	5,707
	Heathrow Funding Ltd.	2.750%	8/9/49	GBP	850	1,064
	Heathrow Funding Ltd.	3.400%	3/8/28	CAD	7,000	5,301
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	500	850

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,250
	Heathrow Funding Ltd.	5.875%	5/13/41	GBP	12,700	24,382
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	3,050	5,651
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	10,320	16,249
	Hiscox Ltd.	2.000%	12/14/22	GBP	700	908
1	Hiscox Ltd.	6.125%	11/24/45	GBP	1,000	1,448
1	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	420
	HSBC Bank plc	4.000%	1/15/21	EUR	9,500	11,398
	HSBC Bank plc	4.750%	3/24/46	GBP	100	156
1	HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,500
	HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,224
	HSBC Bank plc	6.250%	1/30/41	GBP	66	121
	HSBC Bank plc	6.500%	7/7/23	GBP	5,000	7,622
	HSBC Holdings plc	0.875%	9/6/24	EUR	20,600	23,499
	HSBC Holdings plc	1.500%	3/15/22	EUR	21,200	24,754
1	HSBC Holdings plc	1.500%	12/4/24	EUR	5,300	6,198
1	HSBC Holdings plc	2.175%	6/27/23	GBP	14,100	18,467
1	HSBC Holdings plc	2.256%	11/13/26	GBP	6,000	7,697
	HSBC Holdings plc	2.625%	8/16/28	GBP	20,125	26,218
	HSBC Holdings plc	3.000%	6/30/25	EUR	26,200	32,805
1	HSBC Holdings plc	3.000%	7/22/28	GBP	10,000	13,263
	HSBC Holdings plc	3.196%	12/5/23	CAD	9,790	7,458
	HSBC Holdings plc	6.000%	3/29/40	GBP	14,250	24,206
	HSBC Holdings plc	6.500%	5/20/24	GBP	859	1,347
	HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,594
	HSBC Holdings plc	7.000%	4/7/38	GBP	1,000	1,858
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	468
	Imperial Brands Finance plc	0.500%	7/27/21	EUR	500	565
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	1,000	1,142
	Imperial Brands Finance plc	2.250%	2/26/21	EUR	600	697
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	600	756
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,050	10,448
	Imperial Brands Finance plc	9.000%	2/17/22	GBP	12,400	19,192
	InterContinental Hotels Group plc	3.875%	11/28/22	GBP	3,500	4,871
	Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	2,635
1	Intu SGS Finance plc	3.875%	3/17/28	GBP	2,700	3,535
1	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	2,662
1	Investec Bank plc	4.250%	7/24/28	GBP	1,000	1,306
	Investec Bank plc	9.625%	2/17/22	GBP	1,000	1,538
	Investec plc	4.500%	5/5/22	GBP	4,000	5,563
	ITV plc	2.000%	12/1/23	EUR	600	701
	ITV plc	2.125%	9/21/22	EUR	100	117
	Kennedy Wilson Europe Real Estate Ltd.	3.950%	6/30/22	GBP	2,000	2,652
	Land Securities Capital Markets plc	1.974%	2/8/24	GBP	1,000	1,313
	Land Securities Capital Markets plc	2.375%	3/29/27	GBP	800	1,065
	Land Securities Capital Markets plc	2.625%	9/22/37	GBP	3,000	3,899
	Land Securities Capital Markets plc	2.750%	9/22/57	GBP	1,300	1,697
	Leeds Building Society	0.500%	7/3/24	EUR	500	567
	Leeds Building Society	1.375%	5/5/22	EUR	22,195	25,392
	Leeds Building Society	2.625%	4/1/21	EUR	14,000	16,395
1	Leeds Building Society	3.750%	4/25/29	GBP	500	638
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,000	5,399
1	Legal & General Group plc	5.125%	11/14/48	GBP	3,000	4,201
1	Legal & General Group plc	5.375%	10/27/45	GBP	5,400	7,716

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Legal & General Group plc	5.500%	6/27/64	GBP	2,800	4,004
1	Legal & General Group plc	10.000%	7/23/41	GBP	2,700	4,131
	Lendlease Europe Finance plc	6.125%	10/12/21	GBP	21,000	29,719
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,004
1	Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	853
	Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	10,065
	Lloyds Bank plc	0.625%	3/26/25	EUR	500	573
1	Lloyds Bank plc	5.750%	7/9/25	GBP	3,650	4,978
	Lloyds Bank plc	6.500%	9/17/40	GBP	2,050	4,290
	Lloyds Bank plc	7.500%	4/15/24	GBP	1,170	1,918
	Lloyds Bank plc	7.625%	4/22/25	GBP	8,190	13,653
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,400,000	12,330
1	Lloyds Banking Group plc	0.625%	1/15/24	EUR	2,800	3,120
	Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	911
	Lloyds Banking Group plc	3.650%	3/20/23	AUD	1,800	1,298
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	11,900	8,662
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	4,960	3,640
	London & Quadrant Housing Trust Ltd.	2.625%	5/5/26	GBP	4,000	5,322
	London & Quadrant Housing Trust Ltd.	2.750%	7/20/57	GBP	2,000	2,314
	London & Quadrant Housing Trust Ltd.	3.750%	10/27/49	GBP	3,800	5,419
	London & Quadrant Housing Trust Ltd.	4.625%	12/5/33	GBP	500	785
	London & Quadrant Housing Trust Ltd.	5.500%	1/27/40	GBP	2,400	4,210
	London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,419
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	9,300	10,982
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	2,000	2,876
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,249
	Marks & Spencer plc	3.000%	12/8/23	GBP	1,400	1,846
	Marks & Spencer plc	4.750%	6/12/25	GBP	4,610	6,488
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	800	1,012
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	377	554
	Mondi Finance plc	1.500%	4/15/24	EUR	11,550	13,511
	Motability Operations Group plc	0.875%	3/14/25	EUR	7,816	8,971
	Motability Operations Group plc	1.625%	6/9/23	EUR	500	594
	Motability Operations Group plc	2.375%	3/14/32	GBP	800	1,048
	Motability Operations Group plc	3.625%	3/10/36	GBP	400	603
	Motability Operations Group plc	4.375%	2/8/27	GBP	7,600	11,606
	Motability Operations Group plc	5.375%	6/28/22	GBP	1,000	1,466
	Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,515
	Myriad Capital plc	4.750%	12/20/43	GBP	500	831
	National Express Group plc	2.500%	11/11/23	GBP	5,000	6,541
	Nationwide Building Society	0.750%	10/26/22	EUR	6,000	6,915
1	Nationwide Building Society	2.000%	7/25/29	EUR	14,550	16,352
	Nationwide Building Society	2.250%	4/29/22	GBP	1,500	2,001
	Nationwide Building Society	3.000%	5/6/26	GBP	17,980	24,961
	Nationwide Building Society	6.750%	7/22/20	EUR	5,500	6,656
	Next plc	3.625%	5/18/28	GBP	7,000	9,327
	Next plc	5.375%	10/26/21	GBP	4,000	5,658
1	NGG Finance plc	4.250%	6/18/76	EUR	1,600	1,866
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	469
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	3,800	6,326
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,653
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,533	2,651
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	4,900	6,108
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	522

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	750	1,325
	Notting Hill Housing Trust	3.250%	10/12/48	GBP	250	319
	Notting Hill Housing Trust	3.750%	12/20/32	GBP	5,399	7,619
	Notting Hill Housing Trust	4.375%	2/20/54	GBP	5,000	7,960
	Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,559
	Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,698
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	256
	Peabody Capital plc	5.250%	3/17/43	GBP	7,650	13,478
	Pearson Funding Five plc	1.375%	5/6/25	EUR	100	115
	Penarian Housing Finance plc	3.212%	6/7/52	GBP	200	257
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,300	4,277
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	5,700	8,727
	Phoenix Group Holdings	4.125%	7/20/22	GBP	2,025	2,725
	Phoenix Group Holdings	4.375%	1/24/29	EUR	4,700	5,272
	Phoenix Group Holdings	6.625%	12/18/25	GBP	5,700	8,089
	Places For People Treasury plc	2.875%	8/17/26	GBP	10,300	13,227
	Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,500	2,089
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	4,981
	Principality Building Society	2.375%	11/23/23	GBP	1,000	1,290
1	Prudential plc	5.000%	7/20/55	GBP	3,000	4,277
1	Prudential plc	5.625%	10/20/51	GBP	3,900	5,421
1	Prudential plc	5.700%	12/19/63	GBP	5,600	8,791
	Prudential plc	5.875%	5/11/29	GBP	1,111	1,903
	Prudential plc	6.125%	12/19/31	GBP	9,000	15,484
1	Prudential plc	6.250%	10/20/68	GBP	100	144
1	Prudential plc	11.375%	5/29/39	GBP	200	263
	Quadgas Finance plc	3.375%	9/17/29	GBP	900	1,178
	RAC Bond Co. plc	4.565%	5/6/23	GBP	400	523
	RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	3,857
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,333
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	7,500	11,022
	Rolls-Royce plc	0.875%	5/9/24	EUR	11,900	13,591
	Rolls-Royce plc	1.625%	5/9/28	EUR	1,200	1,392
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,762
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,500	3,463
1	Royal Bank of Scotland Group plc	1.750%	3/2/26	EUR	20,000	22,931
1	Royal Bank of Scotland Group plc	2.000%	3/8/23	EUR	1,000	1,160
	Royal Bank of Scotland Group plc	2.500%	3/22/23	EUR	15,700	18,704
1	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	4,200	5,476
1	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,835
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	1,007	1,827
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	7,394
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	11,105	12,636
1	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	3,000	3,966
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	517
	Santander UK plc	0.500%	1/10/25	EUR	8,100	9,213
	Santander UK plc	1.125%	1/14/22	EUR	11,000	12,664
	Santander UK plc	1.125%	3/10/25	EUR	11,100	12,837
	Santander UK plc	2.625%	7/16/20	EUR	5,350	6,196
	Santander UK plc	3.875%	10/15/29	GBP	6,200	9,276
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	596	1,012
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,200	7,202
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,650
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,602

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,900	4,911
	Segro plc	2.875%	10/11/37	GBP	300	384
	Segro plc	5.625%	12/7/20	GBP	1,300	1,799
	Severn Trent Utilities Finance plc	1.125%	9/7/21	GBP	1,700	2,202
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,300	1,730
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,546
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,540	4,358
	Skipton Building Society	1.750%	6/30/22	GBP	1,630	2,090
	Sky Ltd.	1.500%	9/15/21	EUR	7,037	8,170
	Sky Ltd.	1.875%	11/24/23	EUR	5,500	6,627
	Sky Ltd.	2.250%	11/17/25	EUR	500	621
	Sky Ltd.	2.500%	9/15/26	EUR	21,500	27,079
	Sky Ltd.	2.875%	11/24/20	GBP	8,950	11,950
	Sky Ltd.	4.000%	11/26/29	GBP	4,800	7,294
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	12,526
	Society of Lloyd’s	4.750%	10/30/24	GBP	1,500	2,120
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,550	4,321
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,850	5,214
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	400	636
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	348
16	Southern Gas Networks plc	4.875%	12/21/20	GBP	5,000	6,878
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	840
17	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	365
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	7,850	10,904
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	207
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,251
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	494
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,300	2,089
	SSE plc	0.875%	9/6/25	EUR	1,600	1,801
	SSE plc	2.000%	6/17/20	EUR	7,200	8,265
	SSE plc	2.375%	2/10/22	EUR	100	119
1	SSE plc	3.875%	12/29/49	GBP	5,500	7,251
	SSE plc	4.250%	9/14/21	GBP	1,500	2,081
	SSE plc	5.875%	9/22/22	GBP	400	594
	SSE plc	6.250%	8/27/38	GBP	2,600	4,904
	SSE plc	8.375%	11/20/28	GBP	1,150	2,225
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	404
1	Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,341
1	Standard Chartered plc	0.750%	10/3/23	EUR	5,000	5,630
	Standard Chartered plc	1.625%	6/13/21	EUR	15,076	17,487
1	Standard Chartered plc	1.625%	10/3/27	EUR	700	816
	Standard Chartered plc	3.125%	11/19/24	EUR	500	622
	Standard Chartered plc	3.625%	11/23/22	EUR	1,900	2,361
1	Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,714
	Sunderlan SHG Finance plc	6.380%	3/31/42	GBP	267	475
	Swan Housing Capital plc	3.625%	3/5/48	GBP	4,264	5,776
	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	1,300	1,775
	Thames Water Utilities Cayman Finance Ltd.	2.625%	1/24/32	GBP	7,000	8,842
	Thames Water Utilities Cayman Finance Ltd.	2.875%	12/12/24	CAD	1,175	866
	Thames Water Utilities Cayman Finance Ltd.	3.500%	2/25/28	GBP	1,300	1,798

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	8,000	11,360
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,712
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,645	2,663
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	3,675	6,494
1	Thames Water Utilities Cayman Finance Ltd.	5.750%	9/13/30	GBP	500	711
	Thames Water Utilities Cayman Finance Ltd.	7.738%	4/9/58	GBP	100	244
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	1,500	1,928
	THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	8,661
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	689
	TP ICAP plc	5.250%	1/26/24	GBP	320	428
1	TSB Banking Group plc	5.750%	5/6/26	GBP	1,700	2,268
	Unilever NV	0.500%	2/3/22	EUR	200	228
	Unilever NV	1.000%	6/3/23	EUR	100	117
	Unilever NV	1.750%	8/5/20	EUR	2,300	2,643
1	UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,381
	UNITE USAF II plc	3.921%	6/30/25	GBP	3,896	5,568
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	2,900	3,780
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,810	11,290
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	3,750	5,501
	University of Cambridge	3.750%	10/17/52	GBP	900	1,585
	University of Liverpool	3.375%	6/25/55	GBP	300	473
	University of Southampton	2.250%	4/11/57	GBP	100	118
	University of Oxford	2.544%	12/8/17	GBP	7,000	8,902
1	Virgin Money Holdings UK plc	3.375%	4/24/26	GBP	8,166	10,699
	Vodafone Group plc	0.500%	1/30/24	EUR	100	112
	Vodafone Group plc	0.875%	11/17/20	EUR	10,900	12,399
	Vodafone Group plc	1.125%	11/20/25	EUR	8,100	9,260
	Vodafone Group plc	1.250%	8/25/21	EUR	9,100	10,487
	Vodafone Group plc	1.500%	7/24/27	EUR	2,200	2,545
	Vodafone Group plc	1.600%	7/29/31	EUR	6,300	7,055
	Vodafone Group plc	1.750%	8/25/23	EUR	14,100	16,755
	Vodafone Group plc	1.875%	9/11/25	EUR	20,000	23,925
	Vodafone Group plc	1.875%	11/20/29	EUR	10,000	11,647
	Vodafone Group plc	2.200%	8/25/26	EUR	300	366
	Vodafone Group plc	2.875%	11/20/37	EUR	200	243
	Vodafone Group plc	3.000%	8/12/56	GBP	5,800	6,322
1	Vodafone Group plc	3.100%	1/3/79	EUR	4,800	5,384
	Vodafone Group plc	3.250%	12/13/22	AUD	1,000	724
	Vodafone Group plc	3.375%	8/8/49	GBP	2,900	3,442
	Vodafone Group plc	4.200%	12/13/27	AUD	9,350	6,895
1	Vodafone Group plc	4.200%	10/3/78	EUR	3,400	3,867
	Vodafone Group plc	4.650%	1/20/22	EUR	100	126
1	Vodafone Group plc	4.875%	10/3/78	GBP	2,300	2,966
	Vodafone Group plc	5.625%	12/4/25	GBP	1,200	1,889
	Vodafone Group plc	5.900%	11/26/32	GBP	3,000	5,214
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	600	817
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	8,605
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,200	4,278

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Wellcome Trust Finance plc	4.750%	5/28/21	GBP	500	699
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	4,300	5,388
	Wessex Water Services Finance plc	4.000%	9/24/21	GBP	1,000	1,383
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	800	1,297
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	3,668
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,576
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	1,750	3,251
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,000	1,623
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,700	5,255
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	5,600	9,688
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	4,500	6,876
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,184
	Wm Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	689
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	1,350	1,882
	Wm Morrison Supermarkets plc	4.625%	12/8/23	GBP	800	1,164
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,550	8,432
	Wods Transmission plc	3.446%	8/24/34	GBP	584	825
	WPP Finance 2013	2.875%	9/14/46	GBP	500	530
	WPP Finance 2013	3.000%	11/20/23	EUR	9,000	11,245
	WPP Finance 2016	1.375%	3/20/25	EUR	8,200	9,442
	WPP Finance SA	2.250%	9/22/26	EUR	300	362
	Yorkshire Building Society	0.875%	3/20/23	EUR	200	225
	Yorkshire Building Society	1.250%	3/17/22	EUR	21,403	24,508
	Yorkshire Building Society	3.500%	4/21/26	GBP	1,100	1,527
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	365
	Yorkshire Water Services Finance Ltd.	3.625%	8/1/29	GBP	6,400	9,252
1	Yorkshire Water Services Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,344
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	300	548
	Yorkshire Water Services Finance Ltd.	6.375%	8/19/39	GBP	400	817
						2,570,378
Sovereign Bonds (4.8%)
1,14	Affordable Housing Finance plc	2.893%	8/11/45	GBP	2,673	4,053
14	LCR Finance plc	4.500%	12/7/28	GBP	15,500	25,607
14	LCR Finance plc	4.500%	12/7/38	GBP	1,600	2,992
14	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,735
14	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	503
14	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,655
14	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	8,900	15,039
14	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	272
14	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	7,576
14	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	7,767
	PRS Finance plc	1.750%	11/24/26	GBP	7,952	10,507
	Transport for London	2.125%	4/24/25	GBP	5,000	6,706
	Transport for London	2.250%	8/9/22	GBP	900	1,208
	Transport for London	3.625%	5/15/45	GBP	4,900	7,689
	Transport for London	3.875%	7/23/42	GBP	2,400	3,873
	Transport for London	4.000%	4/7/64	GBP	4,200	7,750
	United Kingdom	0.500%	7/22/22	GBP	186,391	240,971

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Kingdom	0.750%	7/22/23	GBP	227,150	295,006
United Kingdom	1.250%	7/22/27	GBP	214,500	283,539
United Kingdom	1.500%	1/22/21	GBP	93,000	122,836
United Kingdom	1.500%	7/22/26	GBP	24,400	32,977
United Kingdom	1.500%	7/22/47	GBP	194,800	243,285
United Kingdom	1.625%	10/22/28	GBP	147,800	200,416
United Kingdom	1.625%	10/22/71	GBP	105,659	140,965
United Kingdom	1.750%	9/7/22	GBP	62,220	83,742
United Kingdom	1.750%	9/7/37	GBP	214,300	285,056
United Kingdom	1.750%	7/22/57	GBP	129,450	176,032
United Kingdom	2.000%	7/22/20	GBP	138,300	183,102
United Kingdom	2.500%	7/22/65	GBP	81,000	137,825
United Kingdom	2.750%	9/7/24	GBP	181,580	259,787
United Kingdom	3.250%	1/22/44	GBP	186,900	320,658
United Kingdom	3.500%	1/22/45	GBP	99,920	179,521
United Kingdom	3.500%	7/22/68	GBP	48,464	104,917
United Kingdom	3.750%	9/7/20	GBP	28,500	38,665
United Kingdom	3.750%	9/7/21	GBP	53,100	74,099
United Kingdom	3.750%	7/22/52	GBP	93,100	187,654
United Kingdom	4.000%	1/22/60	GBP	75,600	170,045
United Kingdom	4.250%	12/7/27	GBP	118,000	194,312
United Kingdom	4.250%	6/7/32	GBP	102,541	179,517
United Kingdom	4.250%	3/7/36	GBP	137,000	250,079
United Kingdom	4.250%	9/7/39	GBP	115,796	219,738
United Kingdom	4.250%	12/7/40	GBP	66,445	127,535
United Kingdom	4.250%	12/7/46	GBP	65,600	133,920
United Kingdom	4.250%	12/7/49	GBP	72,600	153,428
United Kingdom	4.250%	12/7/55	GBP	89,100	200,826
United Kingdom	4.500%	9/7/34	GBP	104,225	191,875
United Kingdom	4.500%	12/7/42	GBP	54,100	109,490
United Kingdom	4.750%	12/7/30	GBP	14,410	25,817
United Kingdom	4.750%	12/7/38	GBP	16,708	33,357
United Kingdom	5.000%	3/7/25	GBP	141,707	227,644
United Kingdom	8.000%	6/7/21	GBP	26,000	39,055
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	4,961
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,517
					5,963,101
Total United Kingdom (Cost $9,059,696)					9,001,563
United States (2.8%)
Corporate Bonds (2.8%)
3M Co.	0.375%	2/15/22	EUR	17,000	19,295
3M Co.	0.950%	5/15/23	EUR	2,000	2,326
3M Co.	1.500%	11/9/26	EUR	300	361
3M Co.	1.750%	5/15/30	EUR	1,617	1,965
3M Co.	1.875%	11/15/21	EUR	400	471
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	17,000	20,044
AbbVie Inc.	1.375%	5/17/24	EUR	12,000	14,060
AbbVie Inc.	2.125%	11/17/28	EUR	6,900	8,334
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,874
Albemarle Corp.	1.875%	12/8/21	EUR	100	117
Allergan Funding SCS	0.500%	6/1/21	EUR	4,800	5,423
Allergan Funding SCS	1.250%	6/1/24	EUR	10,000	11,416
Allergan Funding SCS	1.500%	11/15/23	EUR	1,200	1,396

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Allergan Funding SCS	2.125%	6/1/29	EUR	8,400	9,631
Allergan Funding SCS	2.625%	11/15/28	EUR	2,000	2,414
Altria Group Inc.	1.000%	2/15/23	EUR	2,400	2,727
Altria Group Inc.	1.700%	6/15/25	EUR	3,100	3,549
Altria Group Inc.	2.200%	6/15/27	EUR	12,450	14,390
Altria Group Inc.	3.125%	6/15/31	EUR	13,200	15,537
American Express Credit Corp.	0.625%	11/22/21	EUR	26,702	30,425
American International Group Inc.	1.500%	6/8/23	EUR	500	580
American International Group Inc.	1.875%	6/21/27	EUR	5,300	6,093
American International Group Inc.	5.000%	4/26/23	GBP	3,400	4,926
American Tower Corp.	1.375%	4/4/25	EUR	8,500	9,730
American Tower Corp.	1.950%	5/22/26	EUR	10,400	12,196
Amgen Inc.	1.250%	2/25/22	EUR	18,360	21,273
Amgen Inc.	2.000%	2/25/26	EUR	2,600	3,188
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,580
Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,021
Anheuser-Busch InBev Finance Inc.	2.600%	5/15/24	CAD	6,000	4,444
Anheuser-Busch InBev Finance Inc.	3.375%	1/25/23	CAD	10,000	7,667
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	3,000	2,212
Aon plc	2.875%	5/14/26	EUR	3,400	4,197
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	12,155
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,657
Apple Inc.	0.875%	5/24/25	EUR	12,000	13,978
Apple Inc.	1.000%	11/10/22	EUR	13,550	15,779
Apple Inc.	1.375%	1/17/24	EUR	10,100	12,030
Apple Inc.	1.375%	5/24/29	EUR	7,900	9,439
Apple Inc.	1.625%	11/10/26	EUR	4,139	5,056
Apple Inc.	2.000%	9/17/27	EUR	7,080	8,889
Apple Inc.	2.513%	8/19/24	CAD	24,220	18,245
Apple Inc.	3.050%	7/31/29	GBP	15,500	22,374
Apple Inc.	3.350%	1/10/24	AUD	750	554
Apple Inc.	3.600%	6/10/26	AUD	1,890	1,419
Apple Inc.	3.700%	8/28/22	AUD	7,250	5,390
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	15,600	17,948
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	12,017
AT&T Inc.	1.050%	9/5/23	EUR	2,100	2,427
AT&T Inc.	1.300%	9/5/23	EUR	15,314	17,868
AT&T Inc.	1.375%	12/4/24	CHF	500	518
AT&T Inc.	1.800%	9/5/26	EUR	3,800	4,526
AT&T Inc.	1.875%	12/4/20	EUR	400	461
AT&T Inc.	2.350%	9/5/29	EUR	15,300	18,447
AT&T Inc.	2.400%	3/15/24	EUR	9,000	11,049
AT&T Inc.	2.450%	3/15/35	EUR	100	114
AT&T Inc.	2.500%	3/15/23	EUR	2,100	2,548
AT&T Inc.	2.600%	12/17/29	EUR	3,875	4,793
AT&T Inc.	2.650%	12/17/21	EUR	200	238
AT&T Inc.	2.750%	5/19/23	EUR	9,848	12,152
AT&T Inc.	2.900%	12/4/26	GBP	3,200	4,269
AT&T Inc.	3.150%	9/4/36	EUR	6,400	7,887
AT&T Inc.	3.375%	3/15/34	EUR	2,800	3,541
AT&T Inc.	3.450%	9/19/23	AUD	900	651
AT&T Inc.	3.500%	12/17/25	EUR	4,800	6,341
AT&T Inc.	3.550%	12/17/32	EUR	10,962	14,373
AT&T Inc.	3.825%	11/25/20	CAD	11,750	8,960

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	AT&T Inc.	4.000%	11/25/25	CAD	14,225	11,116
	AT&T Inc.	4.100%	1/19/26	AUD	650	478
	AT&T Inc.	4.250%	6/1/43	GBP	6,267	8,927
	AT&T Inc.	4.375%	9/14/29	GBP	5,488	8,013
	AT&T Inc.	4.600%	9/19/28	AUD	6,370	4,808
	AT&T Inc.	4.850%	5/25/47	CAD	3,930	2,980
	AT&T Inc.	4.875%	6/1/44	GBP	450	697
	AT&T Inc.	5.100%	11/25/48	CAD	3,000	2,359
	AT&T Inc.	5.200%	11/18/33	GBP	7,000	11,085
	AT&T Inc.	7.000%	4/30/40	GBP	7,150	13,852
1	Bank of America Corp.	0.736%	2/7/22	EUR	100	113
	Bank of America Corp.	0.750%	7/26/23	EUR	15,000	17,097
	Bank of America Corp.	1.375%	9/10/21	EUR	10,000	11,582
	Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,520
1	Bank of America Corp.	1.379%	2/7/25	EUR	100	116
	Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,874
1	Bank of America Corp.	1.776%	5/4/27	EUR	2,100	2,479
	Bank of America Corp.	2.300%	7/25/25	GBP	1,000	1,315
	Bank of America Corp.	2.375%	6/19/24	EUR	5,000	6,135
	Bank of America Corp.	2.500%	7/27/20	EUR	10,700	12,384
1	Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,629
1	Bank of America Corp.	3.301%	4/24/24	CAD	2,225	1,700
1	Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,565
	Bank of America Corp.	4.250%	12/10/26	GBP	2,900	4,315
	Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,561
	Bank of America Corp.	6.125%	9/15/21	GBP	7,400	10,662
	Baxter International Inc.	1.300%	5/30/25	EUR	7,055	8,278
	Becton Dickinson & Co.	1.000%	12/15/22	EUR	7,830	8,975
	Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	13,976
	Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,147
	Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,832	9,087
	Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,190
	Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	9,000	10,550
	Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	10,300	12,932
	BlackRock Inc.	1.250%	5/6/25	EUR	6,550	7,721
	Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	889	989
	Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	119
	Booking Holdings Inc.	0.800%	3/10/22	EUR	9,398	10,762
	Booking Holdings Inc.	1.800%	3/3/27	EUR	10,138	12,153
	Booking Holdings Inc.	2.375%	9/23/24	EUR	4,000	4,943
	BorgWarner Inc.	1.800%	11/7/22	EUR	100	117
	Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,892
	Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,794
	Brookfield Property Finance ULC	4.346%	7/3/23	CAD	2,000	1,540
	Brown-Forman Corp.	1.200%	7/7/26	EUR	2,260	2,617
	Brown-Forman Corp.	2.600%	7/7/28	GBP	9,320	12,572
	Bunge Finance Europe BV	1.850%	6/16/23	EUR	16,570	19,071
	Cargill Inc.	2.500%	2/15/23	EUR	10,400	12,665
	Carnival Corp.	1.625%	2/22/21	EUR	9,000	10,399
	Carnival Corp.	1.875%	11/7/22	EUR	5,550	6,607
	Caterpillar International Finance DAC	0.750%	10/13/20	EUR	200	227
	Celanese US Holdings LLC	2.125%	3/1/27	EUR	7,900	9,377
	Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	8,389	9,795
	Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	12,574	15,161

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Citigroup Inc.	0.750%	10/26/23	EUR	500	570
	Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,600
1	Citigroup Inc.	1.500%	7/24/26	EUR	7,000	8,116
	Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,159
	Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,503
	Citigroup Inc.	1.750%	1/28/25	EUR	600	713
	Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,566
	Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,128
	Citigroup Inc.	2.400%	10/31/25	JPY	660,000	6,575
	Citigroup Inc.	2.750%	1/24/24	GBP	11,500	15,348
	Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,807
	Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,491
	Citigroup Inc.	6.800%	6/25/38	GBP	400	825
	Citigroup Inc.	7.375%	9/1/39	GBP	600	1,321
	Coca-Cola Co.	0.000%	3/9/21	EUR	3,750	4,222
	Coca-Cola Co.	0.500%	3/8/24	EUR	5,800	6,615
	Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,333
	Coca-Cola Co.	0.750%	9/22/26	EUR	10,000	11,420
	Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,167
	Coca-Cola Co.	1.125%	3/9/27	EUR	3,100	3,623
	Coca-Cola Co.	1.250%	3/8/31	EUR	15,100	17,353
	Coca-Cola Co.	1.625%	3/9/35	EUR	5,650	6,704
	Coca-Cola Co.	1.875%	9/22/26	EUR	2,959	3,652
	Coca-Cola Co.	2.600%	6/9/20	AUD	4,000	2,840
	Coca-Cola Co.	3.250%	6/11/24	AUD	1,670	1,239
	Colgate-Palmolive Co.	0.500%	3/6/26	EUR	1,700	1,922
	Colgate-Palmolive Co.	1.375%	3/6/34	EUR	2,600	2,952
	Comcast Corp.	5.500%	11/23/29	GBP	4,000	6,801
	Corning Inc.	0.992%	8/10/27	JPY	1,700,000	15,199
	DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	30,419
	Digital Euro Finco LLC	2.500%	1/16/26	EUR	500	597
	Digital Euro Finco LLC	2.625%	4/15/24	EUR	100	121
	Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,000	3,915
	Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,812
	Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,433
	Discovery Communications LLC	1.900%	3/19/27	EUR	13,742	16,036
	Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,181
	Discovery Communications LLC	2.500%	9/20/24	GBP	4,400	5,679
	Dover Corp.	1.250%	11/9/26	EUR	19,700	22,361
	Dover Corp.	2.125%	12/1/20	EUR	1,300	1,505
	DXC Technology Co.	1.750%	1/15/26	EUR	9,900	11,169
	DXC Technology Co.	2.750%	1/15/25	GBP	10,000	12,775
	Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	11,749
	Eastman Chemical Co.	1.875%	11/23/26	EUR	5,700	6,761
	Ecolab Inc.	1.000%	1/15/24	EUR	7,620	8,854
	Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	15,977
	Eli Lilly & Co.	2.125%	6/3/30	EUR	8,100	10,204
	Emerson Electric Co.	1.250%	10/15/25	EUR	2,000	2,337
	Emerson Electric Co.	2.000%	10/15/29	EUR	2,000	2,426
	Expedia Group Inc.	2.500%	6/3/22	EUR	1,450	1,722
	FedEx Corp.	1.000%	1/11/23	EUR	700	807
	FedEx Corp.	1.625%	1/11/27	EUR	7,000	8,260
	Fidelity National Information Services Inc.	0.400%	1/15/21	EUR	6,662	7,513
	Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	10,909	12,387

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Fidelity National Information Services Inc.	1.700%	6/30/22	GBP	2,990	3,867
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,155
Fluor Corp.	1.750%	3/21/23	EUR	7,450	8,763
Ford Credit Canada Co.	2.710%	2/23/22	CAD	7,980	5,824
Ford Credit Canada Co.	3.742%	5/8/23	CAD	9,935	7,361
Ford Credit Canada Ltd.	2.580%	5/10/21	CAD	5,000	3,691
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,445	1,080
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	2,800	2,092
Ford Motor Credit Co. LLC	3.021%	3/6/24	EUR	15,000	17,667
Ford Motor Credit Co. LLC	3.588%	6/2/20	AUD	330	234
Ford Motor Credit Co. LLC	4.535%	3/6/25	GBP	2,700	3,631
GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	AUD	1,500	1,093
GE Capital Australia Funding Pty Ltd.	5.500%	8/8/22	AUD	500	378
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,214
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,197
GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	15,000	18,087
GE Capital European Funding Unlimited Co.	4.350%	11/3/21	EUR	100	123
GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	2,900	3,969
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,500	2,337
GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	6,561	9,139
GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	3,830	5,301
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,538	7,253
GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	4,102
General Electric Co.	0.375%	5/17/22	EUR	7,200	8,063
General Electric Co.	0.875%	5/17/25	EUR	12,650	14,011
General Electric Co.	1.250%	5/26/23	EUR	4,000	4,587
General Electric Co.	1.500%	5/17/29	EUR	6,100	6,644
General Electric Co.	1.875%	5/28/27	EUR	3,400	3,908
General Electric Co.	2.125%	5/17/37	EUR	12,400	12,628
General Electric Co.	4.125%	9/19/35	EUR	5,300	7,023
General Electric Co.	4.875%	9/18/37	GBP	7,236	9,841
General Electric Co.	5.500%	6/7/21	GBP	3,000	4,200
General Electric Co.	6.250%	9/29/20	GBP	1,657	2,292
General Mills Inc.	1.000%	4/27/23	EUR	7,000	8,089
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,307
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,153
General Motors Financial Co. Inc.	1.694%	3/26/25	EUR	10,056	11,432
General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	300	352
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	900	1,137
General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	3,450	2,477
General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	7,000	5,172
Goldman Sachs Group Inc.	0.550%	9/9/21	CHF	6,150	6,124
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	11,040	12,645
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,900	12,665
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	12,800	14,736
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	30,713	35,617
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	20,266	24,080
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	1,100	1,295
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	10,200	11,994
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	10,987

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,556
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,275
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	7,000	9,289
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	23,800	29,400
1	Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	790	598
	Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	11,100	15,856
	Goldman Sachs Group Inc.	4.700%	9/8/21	AUD	1,300	965
	Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,360
	Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	6,500	9,221
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	11,210
	Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,233
	Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	9,978
	Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	3,888
	Honeywell International Inc.	2.250%	2/22/28	EUR	5,690	7,295
	Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,637
	Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,900	9,305
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,700	14,688
	Intel Corp.	4.000%	12/1/22	AUD	7,070	5,286
	International Business Machines Corp.	0.375%	1/31/23	EUR	9,700	10,982
	International Business Machines Corp.	0.500%	9/7/21	EUR	4,000	4,550
	International Business Machines Corp.	0.875%	1/31/25	EUR	3,000	3,447
	International Business Machines Corp.	0.950%	5/23/25	EUR	18,400	21,239
	International Business Machines Corp.	1.250%	1/29/27	EUR	8,100	9,408
	International Business Machines Corp.	1.750%	1/31/31	EUR	9,400	11,063
	International Business Machines Corp.	1.875%	11/6/20	EUR	500	578
	International Business Machines Corp.	2.625%	8/5/22	GBP	500	677
	International Business Machines Corp.	2.750%	12/21/20	GBP	4,000	5,347
	International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,284
	International Flavors & Fragrances Inc.	0.500%	9/25/21	EUR	1,800	2,038
	International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	8,482
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	6,000	7,071
	John Deere Canada Funding Inc.	1.850%	3/24/21	CAD	5,000	3,710
	John Deere Cash Management SA	0.500%	9/15/23	EUR	1,100	1,255
	Johnson & Johnson	0.250%	1/20/22	EUR	2,700	3,063
	Johnson & Johnson	0.650%	5/20/24	EUR	10,200	11,815
	Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,430
	Johnson & Johnson	1.650%	5/20/35	EUR	150	182
	Johnson Controls International plc	0.000%	12/4/20	EUR	3,300	3,700
	Johnson Controls International plc	1.000%	9/15/23	EUR	4,000	4,561
	Johnson Controls International plc	1.375%	2/25/25	EUR	4,065	4,681
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	37,600	37,969
	JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,199
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	11,857
	JPMorgan Chase & Co.	1.500%	10/29/26	EUR	9,208	10,879
1	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	7,000	8,211
	JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,689
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,272
	JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	205
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	7,167
	JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,184
	Kellogg Co.	1.250%	3/10/25	EUR	5,100	5,868
	Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,000	8,173
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,267	8,825
	Kraft Heinz Foods Co.	1.500%	5/24/24	EUR	11,600	13,400

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	5,890
Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	14,000	17,075
LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	18,008
ManpowerGroup Inc.	1.750%	6/22/26	EUR	350	409
ManpowerGroup Inc.	1.875%	9/11/22	EUR	100	117
Mastercard Inc.	1.100%	12/1/22	EUR	12,850	14,880
Mastercard Inc.	2.100%	12/1/27	EUR	8,140	10,220
McDonald’s Corp.	0.625%	1/29/24	EUR	12,600	14,343
McDonald’s Corp.	1.000%	11/15/23	EUR	7,000	8,128
McDonald’s Corp.	1.125%	5/26/22	EUR	200	232
McDonald’s Corp.	1.500%	11/28/29	EUR	1,700	1,970
McDonald’s Corp.	1.750%	5/3/28	EUR	16,200	19,411
McDonald’s Corp.	1.875%	5/26/27	EUR	100	122
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,807
McDonald’s Corp.	2.375%	11/27/24	EUR	100	124
McDonald’s Corp.	2.625%	6/11/29	EUR	100	127
McDonald’s Corp.	3.125%	3/4/25	CAD	10,000	7,643
McDonald’s Corp.	4.125%	6/11/54	GBP	1,400	2,229
McKesson Corp.	0.625%	8/17/21	EUR	4,250	4,822
McKesson Corp.	1.500%	11/17/25	EUR	12,600	14,646
McKesson Corp.	1.625%	10/30/26	EUR	200	235
McKesson Corp.	3.125%	2/17/29	GBP	9,000	11,805
Medtronic Global Holdings SCA	0.000%	3/7/21	EUR	7,500	8,415
Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	3,700	4,186
Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	3,100	3,579
Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	18,100	21,348
Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	3,100	3,800
Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,334
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,762
Merck & Co. Inc.	1.375%	11/2/36	EUR	2,400	2,723
Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	4,092
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,985
MetLife Inc.	5.250%	6/29/20	GBP	3,200	4,354
MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,626
Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,471
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,067
Metropolitan Life Global Funding I	1.125%	12/15/21	GBP	233	302
Metropolitan Life Global Funding I	1.625%	6/9/22	GBP	3,000	3,921
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	727
Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	2,150	2,907
Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	2,700	2,003
Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,483
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,492
Microsoft Corp.	3.125%	12/6/28	EUR	11,200	15,465
Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	9,498
Molson Coors Brewing Co.	1.250%	7/15/24	EUR	15,300	17,480
Molson Coors International LP	2.750%	9/18/20	CAD	150	112
Molson Coors International LP	2.840%	7/15/23	CAD	5,000	3,720
Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,112
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,473
Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,834
Mondelez International Inc.	1.625%	3/8/27	EUR	11,865	13,906
Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,387
Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,577

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Morgan Stanley	0.637%	7/26/24	EUR	13,100	14,712
	Morgan Stanley	1.000%	12/2/22	EUR	29,290	33,630
1	Morgan Stanley	1.342%	10/23/26	EUR	500	573
	Morgan Stanley	1.375%	10/27/26	EUR	17,311	19,895
	Morgan Stanley	1.750%	3/11/24	EUR	16,150	19,114
	Morgan Stanley	1.750%	1/30/25	EUR	12,300	14,531
	Morgan Stanley	1.875%	3/30/23	EUR	3,000	3,556
	Morgan Stanley	1.875%	4/27/27	EUR	15,954	18,962
	Morgan Stanley	2.375%	3/31/21	EUR	7,200	8,447
	Morgan Stanley	2.625%	3/9/27	GBP	5,838	7,673
	Morgan Stanley	3.000%	2/7/24	CAD	9,990	7,538
	Morgan Stanley	3.125%	8/5/21	CAD	9,500	7,221
	Mylan NV	1.250%	11/23/20	EUR	12,000	13,629
	Mylan NV	3.125%	11/22/28	EUR	1,180	1,411
	Nasdaq Inc.	1.750%	3/28/29	EUR	2,300	2,633
	Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,207
	National Grid North America Inc.	0.750%	2/11/22	EUR	10,800	12,367
	National Grid North America Inc.	0.750%	8/8/23	EUR	500	571
	National Grid North America Inc.	1.000%	7/12/24	EUR	500	575
	New York Life Global Funding	0.375%	2/2/22	CHF	3,000	2,999
	Oracle Corp.	2.250%	1/10/21	EUR	575	671
	Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,310
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	10,000	11,448
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,143
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	5,359	6,039
	PepsiCo Inc.	0.750%	3/18/27	EUR	2,000	2,276
	PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	4,095
	PepsiCo Inc.	1.125%	3/18/31	EUR	1,900	2,162
	PepsiCo Inc.	1.750%	4/28/21	EUR	3,100	3,595
	PepsiCo Inc.	2.150%	5/6/24	CAD	3,200	2,367
	PepsiCo Inc.	2.500%	11/1/22	GBP	500	680
	PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,263
	Pfizer Inc.	0.250%	3/6/22	EUR	12,700	14,391
	Pfizer Inc.	1.000%	3/6/27	EUR	3,400	3,956
	Pfizer Inc.	2.735%	6/15/43	GBP	6,841	9,237
	Philip Morris International Inc.	0.625%	11/8/24	EUR	1,000	1,134
	Philip Morris International Inc.	1.875%	11/6/37	EUR	4,700	5,225
	Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	9,129
	Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,912
	Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,220
	Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,322
	PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,867
	PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	2,937
	PPG Industries Inc.	1.400%	3/13/27	EUR	300	348
	Praxair Inc.	1.200%	2/12/24	EUR	4,000	4,718
	Praxair Inc.	1.625%	12/1/25	EUR	20,550	24,961
	Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,425
	Procter & Gamble Co.	0.625%	10/30/24	EUR	4,100	4,702
	Procter & Gamble Co.	1.125%	11/2/23	EUR	11,620	13,676
	Procter & Gamble Co.	1.200%	10/30/28	EUR	4,700	5,530
	Procter & Gamble Co.	1.250%	10/25/29	EUR	7,000	8,249
	Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	12,672
	Procter & Gamble Co.	1.800%	5/3/29	GBP	12,625	16,413
	Procter & Gamble Co.	1.875%	10/30/38	EUR	2,400	2,948

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,731
Procter & Gamble Co.	2.000%	8/16/22	EUR	1,730	2,073
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,250	2,699
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	9,400	11,145
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	583
Prologis LP	1.375%	10/7/20	EUR	3,683	4,201
Prologis LP	1.375%	5/13/21	EUR	8,400	9,657
Prologis LP	2.250%	6/30/29	GBP	4,318	5,541
Prologis LP	3.000%	6/2/26	EUR	1,600	2,081
Prologis LP	3.375%	2/20/24	EUR	1,500	1,925
Southern Power Co.	1.000%	6/20/22	EUR	25,600	29,551
Southern Power Co.	1.850%	6/20/26	EUR	10,200	12,329
Stryker Corp.	1.125%	11/30/23	EUR	2,300	2,685
Stryker Corp.	2.125%	11/30/27	EUR	1,900	2,348
Stryker Corp.	2.625%	11/30/30	EUR	2,000	2,567
Sysco Canada Inc.	3.650%	4/25/25	CAD	2,560	1,986
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,341
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	3,749	4,358
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	6,552	7,692
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	5,700	6,705
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	916
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,216
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	955
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,622	8,363
Time Warner Cable Inc.	5.750%	6/2/31	GBP	200	309
Time Warner Cable LLC	5.250%	7/15/42	GBP	5,800	8,569
Time Warner Inc.	1.950%	9/15/23	EUR	800	951
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	200	228
Toyota Motor Credit Corp.	1.000%	3/9/21	EUR	5,000	5,727
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,626	6,568
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,282
United Parcel Service Inc.	0.375%	11/15/23	EUR	7,400	8,382
United Parcel Service Inc.	1.500%	11/15/32	EUR	3,300	3,906
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	14,368
United Parcel Service Inc.	2.125%	5/21/24	CAD	7,000	5,147
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,350	2,669
United Technologies Corp.	1.125%	12/15/21	EUR	4,840	5,582
United Technologies Corp.	1.250%	5/22/23	EUR	3,200	3,720
United Technologies Corp.	1.875%	2/22/26	EUR	1,760	2,144
US Bancorp	0.850%	6/7/24	EUR	14,843	17,094
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	1,200	948
Verizon Communications Inc.	0.500%	6/2/22	EUR	400	455
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,622
Verizon Communications Inc.	0.875%	4/8/27	EUR	3,500	3,938
Verizon Communications Inc.	1.250%	4/8/30	EUR	8,000	8,982
Verizon Communications Inc.	1.375%	10/27/26	EUR	7,000	8,196
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,564
Verizon Communications Inc.	1.875%	10/26/29	EUR	13,500	16,217
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,389
Verizon Communications Inc.	2.500%	4/8/31	GBP	811	1,052
Verizon Communications Inc.	2.625%	12/1/31	EUR	179	231
Verizon Communications Inc.	2.875%	1/15/38	EUR	10,400	13,171
Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	9,103
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,600	3,419

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Verizon Communications Inc.	3.375%	10/27/36	GBP	13,350	18,607
	Verizon Communications Inc.	3.500%	2/17/23	AUD	6,380	4,673
	Verizon Communications Inc.	4.050%	2/17/25	AUD	1,550	1,160
	Verizon Communications Inc.	4.073%	6/18/24	GBP	1,000	1,462
	Verizon Communications Inc.	4.500%	8/17/27	AUD	6,300	4,822
	VF Corp.	0.625%	9/20/23	EUR	5,400	6,180
	Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,500	10,065
	Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,900	8,884
	Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	9,125
	Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	1,000	1,841
	Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	9,000	16,720
	Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	3,643	4,846
	Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	1,325	1,816
	Walt Disney Co.	2.758%	10/7/24	CAD	15,325	11,662
	Wells Fargo & Co.	0.500%	11/2/23	CHF	6,500	6,501
	Wells Fargo & Co.	1.000%	2/2/27	EUR	14,828	16,647
	Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,760
	Wells Fargo & Co.	1.375%	6/30/22	GBP	1,700	2,191
	Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	6,963
	Wells Fargo & Co.	1.500%	9/12/22	EUR	3,300	3,857
	Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,931
	Wells Fargo & Co.	2.000%	7/28/25	GBP	26,400	33,872
	Wells Fargo & Co.	2.000%	4/27/26	EUR	15,000	18,155
	Wells Fargo & Co.	2.125%	4/22/22	GBP	3,500	4,614
	Wells Fargo & Co.	2.222%	3/15/21	CAD	2,710	2,022
	Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	10,407
	Wells Fargo & Co.	2.250%	5/2/23	EUR	16,300	19,666
	Wells Fargo & Co.	2.509%	10/27/23	CAD	11,010	8,169
	Wells Fargo & Co.	2.625%	8/16/22	EUR	20,600	24,944
	Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,519
	Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	8,036
	Wells Fargo & Co.	3.184%	2/8/24	CAD	5,000	3,807
	Wells Fargo & Co.	3.250%	4/27/22	AUD	3,200	2,319
	Wells Fargo & Co.	3.500%	9/12/29	GBP	4,330	6,129
	Wells Fargo & Co.	3.874%	5/21/25	CAD	350	271
	Wells Fargo Bank NA	5.250%	8/1/23	GBP	3,650	5,337
	Welltower Inc.	4.500%	12/1/34	GBP	2,800	4,159
	Welltower Inc.	4.800%	11/20/28	GBP	4,500	6,763
	Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	3,600	3,929
	Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	12,012
	WPC Eurobond BV	2.125%	4/15/27	EUR	16,334	18,775
	WPC Eurobond BV	2.250%	7/19/24	EUR	13,100	15,511
	WPC Eurobond BV	2.250%	4/9/26	EUR	7,900	9,255
	WPC Eurobond BV	2.250%	4/9/26	EUR	6,000	7,029
1	XLIT Ltd.	3.250%	6/29/47	EUR	13,300	15,756
	Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,557
	Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,200	6,037
	Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	5,000	6,069
						3,466,317

Total International Bond Index Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	Currency	(000)	($000)
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,538
Total United States (Cost $3,423,874)	3,468,855

Shares
(000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
18	Vanguard Market Liquidity Fund (Cost $665,108)	2.545%	USD	6,650,625	665,129
Total Investments (98.5%) (Cost $122,346,785)	123,295,708

Amount
($000)
Other Assets and Liabilities (1.5%)
Other Assets
Investment in Vanguard	6,144
Receivables for Investment Securities Sold	1,223,952
Receivables for Accrued Income	846,320
Receivables for Capital Shares Issued	337,603
Unrealized Appreciation—Forward Currency Contracts	846,299
Other Assets	1,781,463
Total Other Assets	5,041,781
Liabilities
Payables for Investment Securities Purchased	(2,901,706)
Payables for Capital Shares Redeemed	(20,960)
Payables for Distributions	(2,040)
Payables to Vanguard	(17,429)
Variation Margin Payable—Futures Contracts	(240)
Unrealized Depreciation—Forward Currency Contracts	(217,047)
Total Liabilities	(3,159,422)
Net Assets (100%)	125,178,067

Total International Bond Index Fund

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	119,792,214
Total Distributable Earnings (Loss)	5,385,853
Net Assets	125,178,067

Investor Shares—Net Assets
Applicable to 2,552,958,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,462,816
Net Asset Value Per Share—Investor Shares	$11.15

ETF Shares—Net Assets
Applicable to 296,943,123 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,541,841
Net Asset Value Per Share—ETF Shares	$55.71

Admiral Shares—Net Assets
Applicable to 2,182,766,421 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,655,494
Net Asset Value Per Share—Admiral Shares	$22.29

Total International Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 942,271,884 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,517,916
Net Asset Value Per Share—Institutional Shares	$33.45

•             See Note A in Notes to Financial Statements.

†            Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.

1            The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2            Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $15,359,254,000, representing 12.3% of net assets.

3            Guaranteed by the Republic of Austria.

4            Guaranteed by multiple countries.

5            Guaranteed by the Government of Canada.

6            Guaranteed by the Republic of Finland.

7            Guaranteed by the Republic of France.

8            Guaranteed by the Federal Republic of Germany.

9            Securities with a value of $11,149,000 have been segregated as collateral for open forward currency contracts.

10     Securities with a value of $1,301,000 have been segregated as initial margin for open futures contracts.

11     Guaranteed by the Government of Japan.

12     Guaranteed by the Republic of Poland.

13     Guaranteed by the Kingdom of Spain.

14     Guaranteed by the Government of the United Kingdom.

15     Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.

16     Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

17     Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

18     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

CNH—Chinese yuan (offshore).

CZK—Czech koruna.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

HUF—Hungarian forint.

IDR—Indonesian rupiah.

ILS—Israeli shekel.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

MYR—Malaysian ringgit.

NOK—Norwegian krone.

NZD—New Zealand dollar.

PLN—Polish zloty.

RUB—Russian ruble.

SEK—Swedish krona.

SGD—Singapore dollar.

THB—Thai baht.

USD—U.S. dollar.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					(000)
					Value and
		Number of			Unrealized
		Long (Short )	Notional		Appreciation
	Expiration	Contracts	Amount		(Depreciation		)
Short Futures Contracts
10-Year Japanese Government Bond	June 2019	(179)	JPY	(27,338,670)	USD	51
AUD 3-Year Treasury Bond	June 2019	(1,000)	AUD	(113,928)	USD	(23)
					USD	28

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Citibank, N.A.	6/4/19	USD	998,783	JPY	111,000,000	—	(681)
Citibank, N.A.	5/8/19	USD	996,584	JPY	110,000,000	8,416	—
JPMorgan Chase Bank, N.A.	5/2/19	USD	943,555	AUD	1,327,530	7,712	—
HSBC Bank USA, N.A.	6/4/19	USD	896,049	CNH	6,040,000	—	(622)
JPMorgan Chase Bank, N.A.	6/4/19	USD	879,101	AUD	1,248,000	—	(1,453)
Bank of America, N.A.	5/2/19	USD	875,073	CAD	1,168,197	3,089	—
UBS AG	6/4/19	USD	846,701	AUD	1,202,000	—	(1,397)
BNP Paribas	5/2/19	USD	788,387	AUD	1,109,225	6,438	—
UBS AG	6/4/19	USD	770,571	MXN	14,734,547	—	(2,152)
Deutsche Bank AG	5/3/19	USD	768,585	THB	24,460,974	2,331	—
HSBC Bank USA, N.A.	6/4/19	USD	743,987	CAD	1,000,000	—	(3,153)
Bank of America, N.A.	6/4/19	USD	743,987	CAD	1,000,000	—	(3,152)
Deutsche Bank AG	6/4/19	USD	741,282	THB	23,670,974	—	(771)
Toronto-Dominion Bank	5/2/19	USD	730,259	CAD	974,842	2,603	—
Goldman Sachs Bank AG	5/3/19	USD	712,749	MXN	13,894,547	—	(19,807)
Deutsche Bank AG	5/3/19	USD	712,112	MYR	2,908,157	8,767	—
BNP Paribas	6/4/19	USD	703,522	MYR	2,908,157	625	—
Standard Chartered Bank	6/12/19	USD	698,199	IDR	9,974,819,772	2,086	—
Standard Chartered Bank	5/3/19	USD	638,239	IDR	9,172,819,772	—	(5,238)
Deutsche Bank AG	6/4/19	USD	620,142	DKK	4,118,700	—	(731)
Citibank, N.A.	6/4/19	USD	609,315	AUD	865,000	—	(1,005)
BNP Paribas	6/4/19	USD	602,781	PLN	2,305,503	—	(1,179)
Bank of America, N.A.	5/6/19	USD	601,912	PLN	2,305,503	—	(1,505)
Toronto-Dominion Bank	5/8/19	USD	601,643	JPY	67,025,158	—	(468)
HSBC Bank USA, N.A.	5/6/19	USD	594,889	CNH	4,000,000	1,096	—
UBS AG	5/2/19	USD	586,984	AUD	825,860	4,794	—
Deutsche Bank AG	5/2/19	USD	580,436	DKK	3,848,700	2,232	—
Citibank, N.A.	5/2/19	USD	574,729	AUD	808,612	4,698	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation	)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	6/4/19	USD	525,479	AUD	746,000	—	(878)
BNP Paribas	5/3/19	USD	505,742	SGD	684,641	2,341	—
UBS AG	6/4/19	USD	503,224	SGD	684,641	—	(448)
RBC Capital Markets LLC	6/4/19	USD	489,951	AUD	695,538	—	(801)
UBS AG	5/3/19	EUR	8,000,000	USD	8,965,600	9,647	—
Morgan Stanley Capital Services LLC	5/3/19	EUR	7,650,000	USD	8,573,355	9,225	—
Bank of America, N.A.	5/3/19	EUR	7,000,000	USD	7,844,900	8,441	—
Morgan Stanley Capital Services LLC	5/8/19	JPY	784,000,000	USD	7,039,282	3,661	—
BNP Paribas	5/3/19	EUR	5,393,356	USD	6,044,334	6,503	—
Toronto-Dominion Bank	5/3/19	EUR	5,000,000	USD	5,603,500	6,030	—
RBC Capital Markets LLC	5/3/19	EUR	5,000,000	USD	5,603,500	6,029	—
JPMorgan Chase Bank, N.A.	5/2/19	GBP	3,884,017	USD	5,063,398	1,367	—
Barclays Capital	5/2/19	GBP	3,850,000	USD	5,019,052	1,355	—
HSBC Bank USA, N.A.	5/3/19	EUR	4,000,000	USD	4,482,800	4,823	—
Goldman Sachs Bank AG	5/3/19	EUR	4,000,000	USD	4,482,800	4,823	—
Deutsche Bank AG	5/3/19	EUR	4,000,000	USD	4,482,800	4,823	—
Citibank, N.A.	5/3/19	EUR	4,000,000	USD	4,482,800	4,823	—
Barclays Capital	5/8/19	JPY	448,000,000	USD	4,022,447	2,092	—
BNP Paribas	5/8/19	JPY	447,400,000	USD	4,017,060	2,089	—
BNP Paribas	5/3/19	KRW	3,799,984,145	USD	3,282,924	—	(29,582)
RBC Capital Markets LLC	5/2/19	CAD	3,201,127	USD	2,379,689	9,747	—
JPMorgan Chase Bank, N.A.	5/3/19	EUR	2,000,000	USD	2,241,400	2,412	—
Barclays Capital	5/3/19	EUR	2,000,000	USD	2,241,400	2,412	—
Morgan Stanley Capital Services LLC	5/2/19	CAD	3,000,000	USD	2,230,152	9,156	—
Toronto-Dominion Bank	5/8/19	JPY	235,475,890	USD	2,114,262	1,099	—
Bank of America, N.A.	5/8/19	JPY	224,000,000	USD	2,011,224	1,046	—
UBS AG	5/8/19	JPY	224,000,000	USD	2,011,223	1,046	—
Toronto-Dominion Bank	5/3/19	CHF	1,549,329	USD	1,520,441	534	—
Morgan Stanley Capital Services LLC	5/3/19	SEK	11,221,545	USD	1,180,370	1,499	—
Goldman Sachs Bank AG	5/8/19	JPY	112,000,000	USD	1,005,612	523	—
RBC Capital Markets LLC	5/8/19	JPY	111,800,000	USD	1,003,816	522	—
Deutsche Bank AG	5/8/19	JPY	111,000,000	USD	996,633	518	—
Citibank, N.A.	5/8/19	JPY	111,000,000	USD	996,633	518	—
Toronto-Dominion Bank	5/2/19	CAD	1,305,000	USD	970,148	3,950	—
HSBC Bank USA, N.A.	5/6/19	CNH	6,040,000	USD	895,976	652	—
JPMorgan Chase Bank, N.A.	5/2/19	AUD	1,248,000	USD	878,405	1,373	—
UBS AG	5/2/19	AUD	1,202,000	USD	846,028	1,322	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	5/3/19	MXN	14,734,547	USD	774,569	2,274	—
Bank of America, N.A.	5/2/19	CAD	1,000,000	USD	743,384	3,052	—
HSBC Bank USA, N.A.	5/2/19	CAD	1,000,000	USD	743,384	3,052	—
Deutsche Bank AG	5/3/19	THB	23,670,974	USD	742,269	—	(763)
BNP Paribas	5/3/19	MYR	2,908,157	USD	703,984	—	(638)
Standard Chartered Bank	5/3/19	IDR	9,974,819,772	USD	702,452	—	(2,718)
Deutsche Bank AG	5/2/19	DKK	4,118,700	USD	618,270	497	—
Citibank, N.A.	5/2/19	AUD	865,000	USD	608,830	952	—
BNP Paribas	5/6/19	PLN	2,305,503	USD	602,258	1,160	—
BNP Paribas	5/2/19	AUD	746,000	USD	525,072	821	—
UBS AG	5/3/19	SGD	684,641	USD	502,968	432	—
RBC Capital Markets LLC	5/2/19	AUD	695,538	USD	489,554	765	—
Bank of America, N.A.	5/2/19	ILS	1,067,569	USD	296,465	251	—
Morgan Stanley Capital Services LLC	5/3/19	NOK	2,460,356	USD	284,516	697	—
Toronto-Dominion Bank	5/8/19	JPY	27,470,000	USD	247,427	—	(655)
Deutsche Bank AG	5/3/19	CZK	5,100,000	USD	222,855	311	—
BNP Paribas	5/3/19	HUF	54,998,251	USD	191,059	—	(589)
Standard Chartered Bank	5/6/19	RUB	12,000,000	USD	185,414	17	—
Morgan Stanley Capital Services LLC	5/6/19	RUB	11,772,500	USD	181,759	157	—
Barclays Capital	5/2/19	AUD	165,000	USD	116,135	182	—
Citibank, N.A.	5/2/19	NZD	173,000	USD	115,374	173	—
UBS AG	5/2/19	NZD	170,000	USD	113,373	170	—
BNP Paribas	6/4/19	JPY	9,380,000	USD	84,407	53	—
BNP Paribas	6/4/19	GBP	53,138	USD	69,376	51	—
Toronto-Dominion Bank	5/3/19	EUR	60,000	USD	67,586	—	(271)
Barclays Capital	5/2/19	NZD	95,879	USD	63,942	96	—
BNP Paribas	5/3/19	HKD	351,500	USD	44,803	6	—
JPMorgan Chase Bank, N.A.	6/4/19	CAD	50,000	USD	37,203	154	—
JPMorgan Chase Bank, N.A.	5/3/19	THB	760,000	USD	23,908	—	(100)
BNP Paribas	5/3/19	THB	740,000	USD	23,253	—	(72)
Standard Chartered Bank	6/4/19	GBP	16,862	USD	22,021	11	—
Morgan Stanley Capital Services LLC	5/8/19	JPY	1,860,000	USD	16,817	—	(108)
Standard Chartered Bank	6/4/19	CHF	10,000	USD	9,844	4	—
Citibank, N.A.	5/3/19	USD	13,532,250	EUR	12,020,000	46,942	—
JPMorgan Chase Bank, N.A.	5/2/19	USD	9,752,206	GBP	7,472,610	7,907	—
UBS AG	6/4/19	USD	8,990,076	EUR	8,000,000	—	(10,799)
Morgan Stanley Capital Services LLC	6/4/19	USD	8,596,788	EUR	7,650,000	—	(10,297)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Bank of America, N.A.	5/3/19	USD	7,880,503	EUR	7,000,000	27,162	—
Morgan Stanley Capital Services LLC	5/3/19	USD	7,880,454	EUR	7,000,000	27,113	—
Bank of America, N.A.	6/4/19	USD	7,866,440	EUR	7,000,000	—	(9,325)
Toronto-Dominion Bank	5/3/19	USD	7,637,163	EUR	6,783,829	26,346	—
Morgan Stanley Capital Services LLC	6/4/19	USD	7,054,392	JPY	784,000,000	—	(4,891)
Deutsche Bank AG	5/3/19	USD	6,856,226	EUR	6,090,000	23,820	—
BNP Paribas	6/4/19	USD	6,139,574	EUR	5,463,356	—	(7,299)
Toronto-Dominion Bank	6/4/19	USD	5,618,922	EUR	5,000,000	—	(6,625)
RBC Capital Markets LLC	6/4/19	USD	5,618,737	EUR	5,000,000	—	(6,810)
Morgan Stanley Capital Services LLC	5/8/19	USD	5,566,104	JPY	614,360,000	47,096	—
Barclays Capital	6/4/19	USD	5,224,160	GBP	4,000,000	—	(2,050)
JPMorgan Chase Bank, N.A.	6/4/19	USD	5,072,192	GBP	3,884,017	—	(2,479)
Goldman Sachs Bank AG	5/3/19	USD	4,515,571	EUR	4,010,951	15,661	—
HSBC Bank USA, N.A.	6/4/19	USD	4,495,073	EUR	4,000,000	—	(5,364)
Deutsche Bank AG	6/4/19	USD	4,495,063	EUR	4,000,000	—	(5,374)
Citibank, N.A.	6/4/19	USD	4,494,999	EUR	4,000,000	—	(5,439)
Goldman Sachs Bank AG	6/4/19	USD	4,494,976	EUR	4,000,000	—	(5,461)
Barclays Capital	6/4/19	USD	4,031,040	JPY	448,000,000	—	(2,836)
BNP Paribas	6/4/19	USD	4,025,692	JPY	447,400,000	—	(2,781)
Deutsche Bank AG	5/8/19	USD	3,986,367	JPY	440,000,000	33,695	—
RBC Capital Markets LLC	5/2/19	USD	3,895,318	CAD	5,200,000	13,853	—
HSBC Bank USA, N.A.	5/8/19	USD	3,387,057	JPY	373,850,732	28,627	—
HSBC Bank USA, N.A.	5/3/19	USD	3,377,380	EUR	3,000,000	11,662	—
UBS AG	5/3/19	USD	3,377,330	EUR	3,000,000	11,612	—
BNP Paribas	6/4/19	USD	3,286,007	KRW	3,799,984,145	28,877	—
BNP Paribas	5/3/19	USD	3,258,564	KRW	3,706,174,145	85,537	—
BNP Paribas	5/3/19	USD	3,254,608	EUR	2,890,522	11,715	—
UBS AG	5/8/19	USD	2,988,779	JPY	330,000,000	24,275	—
Barclays Capital	5/3/19	USD	2,938,384	EUR	2,610,000	10,210	—
JPMorgan Chase Bank, N.A.	6/4/19	USD	2,562,287	EUR	2,280,000	—	(2,963)
RBC Capital Markets LLC	5/3/19	USD	2,440,899	EUR	2,168,055	8,546	—
RBC Capital Markets LLC	6/4/19	USD	2,381,602	CAD	3,201,127	—	(10,087)
Barclays Capital	6/4/19	USD	2,247,544	EUR	2,000,000	—	(2,675)
Morgan Stanley Capital Services LLC	6/4/19	USD	2,231,957	CAD	3,000,000	—	(9,461)
RBC Capital Markets LLC	5/8/19	USD	2,125,796	JPY	234,633,450	18,001	—
Toronto-Dominion Bank	6/4/19	USD	2,118,818	JPY	235,475,890	—	(1,451)
Toronto-Dominion Bank	5/8/19	USD	2,066,885	JPY	228,136,550	17,455	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
UBS AG	6/4/19	USD	2,015,594	JPY	224,000,000	—	(1,344)
Bank of America, N.A.	6/4/19	USD	2,015,565	JPY	224,000,000	—	(1,373)
Goldman Sachs Bank AG	5/8/19	USD	1,993,179	JPY	220,000,000	16,843	—
Barclays Capital	5/8/19	USD	1,993,177	JPY	220,000,000	16,841	—
JPMorgan Chase Bank, N.A.	5/3/19	USD	1,722,354	EUR	1,530,000	5,839	—
Toronto-Dominion Bank	5/3/19	USD	1,535,104	CHF	1,524,329	38,672	—
Toronto-Dominion Bank	6/4/19	USD	1,525,227	CHF	1,549,329	—	(628)
HSBC Bank USA, N.A.	5/2/19	USD	1,498,178	CAD	2,000,000	5,306	—
Morgan Stanley Capital Services LLC	6/4/19	USD	1,183,443	SEK	11,221,545	—	(1,594)
Toronto-Dominion Bank	6/4/19	USD	1,156,919	CAD	1,555,000	—	(4,884)
Toronto-Dominion Bank	5/3/19	USD	1,118,616	SEK	10,351,545	28,376	—
Goldman Sachs Bank AG	6/4/19	USD	1,007,783	JPY	112,000,000	—	(686)
RBC Capital Markets LLC	6/4/19	USD	1,005,944	JPY	111,800,000	—	(724)
Deutsche Bank AG	6/4/19	USD	998,794	JPY	111,000,000	—	(671)
Deutsche Bank AG	5/6/19	USD	303,451	CNH	2,040,000	616	—
Bank of America, N.A.	6/4/19	USD	297,104	ILS	1,067,569	—	(324)
Bank of America, N.A.	5/2/19	USD	294,734	ILS	1,067,569	—	(1,982)
RBC Capital Markets LLC	5/2/19	USD	290,634	AUD	408,901	2,380	—
Morgan Stanley Capital Services LLC	6/4/19	USD	284,885	NOK	2,460,356	—	(709)
Deutsche Bank AG	5/3/19	USD	279,073	NOK	2,400,356	815	—
BNP Paribas	5/2/19	USD	278,869	NZD	408,677	5,914	—
Barclays Capital	5/2/19	USD	278,198	AUD	391,410	2,273	—
Deutsche Bank AG	6/4/19	USD	223,060	CZK	5,100,000	—	(313)
Bank of America, N.A.	5/3/19	USD	221,888	CZK	5,100,000	—	(1,279)
Toronto-Dominion Bank	5/2/19	USD	213,626	GBP	163,696	166	—
BNP Paribas	5/3/19	USD	192,453	HUF	54,998,251	1,983	—
BNP Paribas	6/4/19	USD	191,505	HUF	54,998,251	579	—
Standard Chartered Bank	6/3/19	USD	184,684	RUB	12,000,000	26	—
Morgan Stanley Capital Services LLC	6/3/19	USD	181,039	RUB	11,772,500	—	(118)
Morgan Stanley Capital Services LLC	5/6/19	USD	169,031	RUB	11,011,250	—	(1,121)
HSBC Bank USA, N.A.	5/6/19	USD	168,291	RUB	11,011,250	—	(1,861)
JPMorgan Chase Bank, N.A.	5/2/19	USD	122,142	CAD	163,088	407	—
Barclays Capital	5/2/19	USD	117,447	GBP	90,000	87	—
Barclays Capital	6/4/19	USD	116,226	AUD	165,000	—	(193)
Citibank, N.A.	6/5/19	USD	115,444	NZD	173,000	—	(182)
UBS AG	6/5/19	USD	113,446	NZD	170,000	—	(175)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	5/3/19	USD	83,170	SEK	770,000	2,073	—
Deutsche Bank AG	5/3/19	USD	64,098	KRW	72,810,000	1,762	—
Barclays Capital	6/5/19	USD	63,982	NZD	95,879	—	(100)
Standard Chartered Bank	5/3/19	USD	56,682	IDR	802,000,000	422	—
BNP Paribas	6/4/19	USD	44,827	HKD	351,500	—	(5)
JPMorgan Chase Bank, N.A.	5/3/19	USD	44,823	HKD	351,500	14	—
Morgan Stanley Capital Services LLC	5/2/19	USD	35,538	AUD	50,000	291	—
Morgan Stanley Capital Services LLC	5/2/19	USD	31,559	DKK	210,000	10	—
Toronto-Dominion Bank	5/3/19	USD	31,179	MXN	600,000	—	(454)
JPMorgan Chase Bank, N.A.	5/6/19	USD	26,496	RUB	1,750,000	—	(546)
Morgan Stanley Capital Services LLC	5/3/19	USD	22,380	THB	710,000	139	—
Standard Chartered Bank	6/4/19	USD	21,133	AUD	30,000	—	(34)
Citibank, N.A.	5/2/19	USD	20,610	NZD	30,202	438	—
UBS AG	5/3/19	USD	20,142	CHF	20,000	508	—
JPMorgan Chase Bank, N.A.	5/3/19	USD	18,277	KRW	21,000,000	299	—
JPMorgan Chase Bank, N.A.	5/3/19	USD	12,310	MXN	240,000	—	(343)
RBC Capital Markets LLC	5/3/19	USD	10,806	SEK	100,000	274	—
BNP Paribas	5/2/19	USD	10,098	GBP	7,710	44	—
JPMorgan Chase Bank, N.A.	5/2/19	USD	9,048	DKK	60,000	35	—
JPMorgan Chase Bank, N.A.	5/3/19	USD	6,976	NOK	60,000	20	—
BNP Paribas	5/3/19	USD	5,017	CHF	5,000	109	—
						846,299	(217,047)

At April 30, 2019, the counterparties had deposited in segregated accounts securities with a value of $1,019,360,000 and cash of $104,880,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Interest[1,2]	710,469
Total Income	710,469
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,141
Management and Administrative—Investor Shares	14,991
Management and Administrative—ETF Shares	4,680
Management and Administrative—Admiral Shares	21,274
Management and Administrative—Institutional Shares	8,351
Marketing and Distribution—Investor Shares	1,331
Marketing and Distribution—ETF Shares	397
Marketing and Distribution—Admiral Shares	1,358
Marketing and Distribution—Institutional Shares	556
Custodian Fees	2,556
Shareholders’ Reports—Investor Shares	121
Shareholders’ Reports—ETF Shares	728
Shareholders’ Reports—Admiral Shares	367
Shareholders’ Reports—Institutional Shares	5
Trustees’ Fees and Expenses	22
Total Expenses	58,878
Net Investment Income	651,591
Realized Net Gain (Loss)
Investment Securities Sold[2]	(307,108)
Futures Contracts	(562)
Forward Currency Contracts	3,336,877
Foreign Currencies	(28,645)
Realized Net Gain (Loss)	3,000,562
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,322,386
Futures Contracts	107
Forward Currency Contracts	(1,547,561)
Foreign Currencies	23,546
Change in Unrealized Appreciation (Depreciation)	1,798,478
Net Increase (Decrease) in Net Assets Resulting from Operations	5,450,631

1   Interest income is net of foreign withholding taxes of $4,730,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $3,441,000, $90,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	651,591	1,115,109
Realized Net Gain (Loss)	3,000,562	4,289,175
Change in Unrealized Appreciation (Depreciation)	1,798,478	(3,628,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,450,631	1,776,224
Distributions
Net Investment Income
Investor Shares	(667,239)	(585,484)
ETF Shares	(324,118)	(220,281)
Admiral Shares	(1,091,060)	(863,631)
Institutional Shares	(703,792)	(585,371)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(2,786,209)	(2,254,767)
Capital Share Transactions
Investor Shares	554,365	1,826,036
ETF Shares	4,104,587	3,624,970
Admiral Shares	4,055,779	7,668,085
Institutional Shares	2,660,851	3,953,708
Net Increase (Decrease) from Capital Share Transactions	11,375,582	17,072,799
Total Increase (Decrease)	14,040,004	16,594,256
Net Assets
Beginning of Period	111,138,063	94,543,807
End of Period	125,178,067	111,138,063

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.90	$10.96	$11.02	$10.61	$10.45	$9.99
Investment Operations
Net Investment Income	.060 [1]	.113[1]	.114 [1]	.135	.141	.152
Net Realized and Unrealized Gain (Loss) on Investments	.458	.068	.011	.432	.176	.455
Total from Investment Operations	.518	.181	.125	.567	.317	.607
Distributions
Dividends from Net Investment Income	(.268)	(.241)	(.185)	(.157)	(.157)	(.147)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.268)	(.241)	(.185)	(.157)	(.157)	(.147)
Net Asset Value, End of Period	$11.15	$10.90	$10.96	$11.02	$10.61	$10.45

Total Return[2]	4.83%	1.68%	1.16%	5.38%	3.04%	6.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,463	$27,299	$25,603	$21,521	$20,434	$14,573
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.15%	0.17%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.03%	1.05%	1.18%	1.32%	1.52%
Portfolio Turnover Rate[3]	31%	22%	19%	20%	13%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$54.47	$54.75	$55.09	$53.04	$52.23	$49.95
Investment Operations
Net Investment Income	.311 [1]	.584 [1]	.578 [1]	.697	.714	.783
Net Realized and Unrealized Gain (Loss) on Investments	2.282	.356	.038	2.175	.882	2.249
Total from Investment Operations	2.593	.940	.616	2.872	1.596	3.032
Distributions
Dividends from Net Investment Income	(1.353)	(1.220)	(.956)	(.822)	(.786)	(.752)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.353)	(1.220)	(.956)	(.822)	(.786)	(.752)
Net Asset Value, End of Period	$55.71	$54.47	$54.75	$55.09	$53.04	$52.23

Total Return	4.84%	1.74%	1.15%	5.46%	3.07%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,542	$12,092	$8,504	$5,692	$3,968	$2,300
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.11%	0.12%	0.15%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.07%	1.07%	1.21%	1.34%	1.56%
Portfolio Turnover Rate[2]	31%	22%	19%	20%	13%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.79	$21.91	$22.04	$21.21	$20.89	$19.98
Investment Operations
Net Investment Income	.122 [1]	.230 [1]	.231 [1]	.277	.289	.312
Net Realized and Unrealized Gain (Loss) on Investments	.917	.137	.017	.874	.349	.903

Total from Investment Operations	1.039	.367	.248	1.151	.638	1.215
Distributions
Dividends from Net Investment Income	(.539)	(.487)	(.378)	(.321)	(.318)	(.305)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.539)	(.487)	(.378)	(.321)	(.318)	(.305)
Net Asset Value, End of Period	$22.29	$21.79	$21.91	$22.04	$21.21	$20.89

Total Return[2]	4.84%	1.70%	1.16%	5.46%	3.06%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,655	$43,550	$36,072	$20,572	$12,595	$4,725
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.14%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.05%	1.07%	1.21%	1.35%	1.56%
Portfolio Turnover Rate[3]	31%	22%	19%	20%	13%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.70	$32.88	$33.07	$31.83	$31.34	$29.97
Investment Operations
Net Investment Income	.190[1]	.358[1]	.360[1]	.431	.449	.490
Net Realized and Unrealized Gain (Loss) on Investments	1.374	.206	.033	1.306	.536	1.358
Total from Investment Operations	1.564	.564	.393	1.737	.985	1.848
Distributions
Dividends from Net Investment Income	(.814)	(.744)	(.583)	(.497)	(.495)	(.478)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.814)	(.744)	(.583)	(.497)	(.495)	(.478)
Net Asset Value, End of Period	$33.45	$32.70	$32.88	$33.07	$31.83	$31.34

Total Return	4.86%	1.74%	1.22%	5.49%	3.15%	6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,518	$28,196	$24,365	$16,773	$13,032	$6,747
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.09%	1.11%	1.26%	1.40%	1.63%
Portfolio Turnover Rate[2]	31%	22%	19%	20%	13%	16%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued any Institutional Select Shares through April 30, 2019.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Bond Index Fund

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Bond Index Fund

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended April 30, 2019, the fund’s average investment in forward currency contracts represented 101% of net assets, based on the average of notional amounts at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in the		Net
	Reflected in	Reflected in	Net Amount	Statement of Net Assets		Exposure[3]
	Statement of	Statement of	Receivable	Collateral	Collateral	(Not Less
	Net Assets[1]	Net Assets[1]	(Payable )	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forward Currency Contracts
Subject to Offsetting
Arrangements, by Counterparty
Bank of America, N.A.	43,041	(18,940)	24,101	—	91,040	—
Barclays Capital	35,548	(7,854)	27,694	—	49,812	—
BNP Paribas	154,845	(43,023)	111,822	—	118,400	—
Citibank, N.A.	66,960	(7,307)	59,653	—	2,914	56,739[4]
Deutsche Bank AG	80,187	(8,623)	71,564	—	130,955	—
Goldman Sachs Bank AG	37,850	(25,954)	11,896	—	43,971	—
HSBC Bank USA, N.A.	55,218	(11,000)	44,218	—	82,155	—
JPMorgan Chase Bank, N.A.	27,539	(7,884)	19,655	—	122,442	—
Morgan Stanley Capital
Services LLC	101,117	(28,299)	72,818	—	139,227	—
RBC Capital Markets LLC	60,117	(18,422)	41,695	—	90,720	—
Standard Chartered Bank	2,566	(7,990)	(5,424)	11,149	—	—
Toronto-Dominion Bank	125,231	(15,436)	109,795	—	171,967	—
UBS AG	56,080	(16,315)	39,765	—	80,637	—
Exchange Traded Futures Contracts	—	(240)	(240)	1,301	—	—
Total	846,299	(217,287)	629,012	12,450	1,124,240	56,739

1       Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

2       Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.

3       Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

4       After April 30, 2019, the counterparty posted additional collateral of $39,606,000 in connection with open forward currency contracts as of April 30, 2019.

Total International Bond Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Total International Bond Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $6,144,000, representing 0.00% of the fund’s net assets and 2.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,844,032	—
Corporate Bonds	—	17,978,145	—
Sovereign Bonds	—	98,805,864	—
U.S. Government and Agency Obligations	—	2,538	—
Temporary Cash Investments	665,129	—	—
Futures Contracts—Liabilities[1]	(240)	—	—
Forward Currency Contracts—Assets	—	846,299	—
Forward Currency Contracts—Liabilities	—	(217,047)	—
Total	664,889	123,259,831	—

1 Represents variation margin on the last day of the reporting period.

D.  At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	846,299	846,299
Total Assets	—	846,299	846,299

Variation Margin Payable—Futures Contracts	(240)	—	(240)
Unrealized Depreciation—Forward Currency Contracts	—	(217,047)	(217,047)
Total Liabilities	(240)	(217,047)	(217,287)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

	Interest Rate	Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(562)	—	(562)
Forward Currency Contracts	—	3,336,877	3,336,877
Realized Net Gain (Loss) on Derivatives	(562)	3,336,877	3,336,315

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	107	—	107
Forward Currency Contracts	—	(1,547,561)	(1,547,561)
Change in Unrealized Appreciation (Depreciation) on Derivatives	107	(1,547,561)	(1,547,454)

E.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	122,346,785
Gross Unrealized Appreciation	4,364,981
Gross Unrealized Depreciation	(2,786,778)
Net Unrealized Appreciation (Depreciation)	1,578,203

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $109,017,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carry forward balance above.

F.  During the six months ended April 30, 2019, the fund purchased $26,489,363,000 of investment securities and sold $17,367,645,000 of investment securities, other than U.S. government securities and temporary cash investments.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2019		October 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,406,457	126,808	2,626,095	241,252
Issued in Lieu of Cash Distributions	666,705	61,401	585,031	53,841
Redeemed	(1,518,797)	(139,633)	(1,385,090)	(127,114)
Net Increase (Decrease)—Investor Shares	554,365	48,576	1,826,036	167,979
ETF Shares
Issued	4,166,903	76,105	4,285,695	78,832
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(62,316)	(1,150)	(660,725)	(12,150)
Net Increase (Decrease)—ETF Shares	4,104,587	74,955	3,624,970	66,682
Admiral Shares
Issued	5,917,812	269,056	10,394,835	477,028
Issued in Lieu of Cash Distributions	1,045,820	48,167	801,365	36,875
Redeemed	(2,907,853)	(132,679)	(3,528,115)	(162,068)
Net Increase (Decrease)—Admiral Shares	4,055,779	184,544	7,668,085	351,835
Institutional Shares
Issued	3,558,273	107,529	5,700,602	174,448
Issued in Lieu of Cash Distributions	699,297	21,461	582,570	17,865
Redeemed	(1,596,719)	(48,898)	(2,329,464)	(71,248)
Net Increase (Decrease)—Institutional Shares	2,660,851	80,092	3,953,708	121,065

At April 30, 2019, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 42% of the fund’s net assets.

H. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2013, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q12312 062019

Semiannual Report | April 30, 2019 Vanguard Global Credit Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Period Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Credit Bond Fund	11/15/2018	4/30/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,066.27	$1.65
AdmiralTM Shares	1,000.00	1,066.64	1.18
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,021.28	$1.62
Admiral Shares	1,000.00	1,021.73	1.16

The calculations are based on expenses incurred in the period from the fund’s November 15, 2018, inception through April 30, 2019. The fund’s annualized expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through April 30, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (167/365).

2

Global Credit Bond Fund

Sector Diversification

As of April 30, 2019

Asset-Backed/Commercial Mortgage-Backed	4.3%
Finance	25.7
Foreign	20.5
Industrial	34.9
Treasury	6.3
Utilities	8.2
Other	0.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Global Credit Bond Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Face	Market
Maturity	Amount	Value•
Coupon	Date	Currency	(000)	($000)
Argentina (0.2%)
Sovereign Bonds (0.2%)
Argentine Republic	3.375%	1/15/23	EUR	250	204
Argentine Republic	5.625%	1/26/22	USD	140	109
Argentine Republic	6.875%	1/26/27	USD	80	58
Total Argentina (Cost $434)	371
Australia (2.2%)
Corporate Bonds (2.1%)
Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	740	543
Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	995	1,128
Macquarie Group Ltd.	3.250%	12/15/22	AUD	400	287
Qantas Airways Ltd.	4.400%	10/10/23	AUD	510	383
1	WEA Finance LLC	4.125%	9/20/28	USD	150	155
Westpac Banking Corp.	3.300%	2/26/24	USD	870	882
3,378
Sovereign Bond (0.1%)
Commonwealth of Australia	2.500%	9/20/30	AUD	114	120
Total Australia (Cost $3,461)	3,498
Belgium (1.1%)
Corporate Bond (1.1%)
Elia System Operator SA/NV	1.375%	1/14/26	EUR	1,500	1,751
Total Belgium (Cost $1,729)	1,751
Bermuda (0.8%)
Sovereign Bond (0.8%)
2	Bermuda	4.750%	2/15/29	USD	1,150	1,234
Total Bermuda (Cost $1,153)	1,234
Brazil (0.5%)
Corporate Bonds (0.5%)
Vale Overseas Ltd.	6.250%	8/10/26	USD	400	438
Vale SA	3.750%	1/10/23	EUR	300	363
Total Brazil (Cost $766)	801

4

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Canada (3.2%)
Corporate Bonds (1.8%)
1	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	USD	100	100
1	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	USD	30	30
	Bank of Montreal	3.300%	2/5/24	USD	990	1,003
	Bank of Nova Scotia	3.400%	2/11/24	USD	586	597
	Husky Energy Inc.	4.400%	4/15/29	USD	475	484
	TransCanada PipeLines Ltd.	3.750%	10/16/23	USD	590	606
						2,820
Sovereign Bonds (1.4%)
	Canada	2.250%	6/1/25	CAD	1,250	968
	Canada	2.750%	12/1/48	CAD	150	131
1	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	USD	800	818
1	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	USD	350	369
						2,286
Total Canada (Cost $4,962)						5,106
Chile (0.6%)
Sovereign Bonds (0.6%)
	Empresa Nacional del Petroleo	4.750%	12/6/21	USD	600	619
1,2	Empresa Nacional del Petroleo	5.250%	11/6/29	USD	350	374
Total Chile (Cost $954)						993
China (0.4%)
Corporate Bond (0.1%)
1	Eagle Intermediate Global Holding BV / Ruyi US Finance LLC	7.500%	5/1/25	USD	80	80

Sovereign Bond (0.3%)
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	USD	500	496
Total China (Cost $548)						576
Colombia (1.0%)
Sovereign Bonds (1.0%)
	Ecopetrol SA	5.375%	6/26/26	USD	800	855
2	Republic of Colombia	2.625%	3/15/23	USD	400	392
2	Republic of Colombia	3.875%	4/25/27	USD	300	304
Total Colombia (Cost $1,513)						1,551
Dominican Republic (0.5%)
Sovereign Bonds (0.5%)
	Dominican Republic	6.875%	1/29/26	USD	100	110
2	Dominican Republic	7.500%	5/6/21	USD	650	672
Total Dominican Republic (Cost $775)						782
France (1.9%)
Corporate Bonds (1.9%)
2	BPCE SA	5.400%	10/27/25	AUD	396	288
	Orange SA	1.375%	3/20/28	EUR	1,300	1,513
2	SCOR SE	3.625%	5/27/48	EUR	1,000	1,239
Total France (Cost $2,968)						3,040

5

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Germany (4.8%)
Corporate Bonds (1.5%)
	innogy Finance BV	5.750%	2/14/33	EUR	390	652
	SAP SE	1.375%	3/13/30	EUR	1,000	1,176
	SAP SE	1.625%	3/10/31	EUR	500	594
						2,422
Sovereign Bonds (3.3%)
	Federal Republic of Germany	0.000%	10/13/23	EUR	400	458
	Federal Republic of Germany	0.250%	2/15/29	EUR	415	476
	Federal Republic of Germany	1.000%	8/15/25	EUR	400	486
	Federal Republic of Germany	1.250%	8/15/48	EUR	585	761
	Federal Republic of Germany	1.500%	5/15/23	EUR	200	243
	Federal Republic of Germany	1.750%	2/15/24	EUR	2,215	2,749
						5,173
Total Germany (Cost $7,502)						7,595
Hong Kong (0.3%)
Corporate Bond (0.3%)
1	AIA Group Ltd.	3.600%	4/9/29	USD	467	467
Total Hong Kong (Cost $465)						467
India (0.2%)
Sovereign Bond (0.2%)
	State Bank of India	4.375%	1/24/24	USD	300	308
Total India (Cost $308)						308
Indonesia (1.0%)
Sovereign Bonds (1.0%)
	Republic of Indonesia	5.375%	10/17/23	USD	600	651
	Republic of Indonesia	5.875%	1/15/24	USD	900	997
Total Indonesia (Cost $1,566)						1,648
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Security (0.3%)
1,2	Trafigura Securitisation Finance plc 2018-1	3.730%	3/15/22	USD	425	425

Corporate Bonds (0.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	USD	546	517
1	Avolon Holdings Funding Ltd.	4.375%	5/1/26	USD	155	154
						671
Total Ireland (Cost $1,090)						1,096
Israel (1.1%)
Sovereign Bond (1.1%)
	State of Israel	2.875%	1/29/24	EUR	1,382	1,744
Total Israel (Cost $1,727)						1,744
Japan (1.9%)
Corporate Bonds (1.9%)
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	USD	1,900	1,953
1	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	USD	250	262
1	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	USD	700	763
						2,978

6

Global Credit Bond Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	Currency	(000)	($000)
Sovereign Bond (0.0%)
Japan	1.700%	9/20/33	JPY	6,000	66
Total Japan (Cost $2,951)	3,044
Kazakhstan (0.3%)
Sovereign Bond (0.3%)
Republic of Kazakhstan	2.375%	11/9/28	EUR	400	468
Total Kazakhstan (Cost $459)	468
Kuwait (0.3%)
Sovereign Bond (0.3%)
State of Kuwait	3.500%	3/20/27	USD	500	511
Total Kuwait (Cost $502)	511
Lithuania (0.3%)
Sovereign Bond (0.3%)
Republic of Lithuania	6.625%	2/1/22	USD	400	439
Total Lithuania (Cost $432)	439
Luxembourg (0.7%)
Corporate Bond (0.7%)
Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	EUR	1,000	1,165
Total Luxembourg (Cost $1,123)	1,165
Mexico (2.1%)
Corporate Bond (0.7%)
Grupo Bimbo SAB de CV	4.500%	1/25/22	USD	1,000	1,029

Sovereign Bonds (1.4%)
Petroleos Mexicanos	6.350%	2/12/48	USD	347	307
Petroleos Mexicanos	6.875%	8/4/26	USD	300	312
3	Petroleos Mexicanos, 3M USD LIBOR + 3.650%	6.251%	3/11/22	USD	850	887
United Mexican States	2.875%	4/8/39	EUR	630	707
2,213
Total Mexico (Cost $3,149)	3,242
Netherlands (3.9%)
Corporate Bonds (3.9%)
Cooperatieve Rabobank UA	3.750%	7/21/26	USD	725	717
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	700	1,034
3	Cooperatieve Rabobank UA, 3M Australian Bank Bill Rate + 2.500%	4.267%	7/2/25	AUD	250	179
NIBC Bank NV	1.125%	4/19/23	EUR	1,800	2,036
NIBC Bank NV	3.125%	11/15/23	GBP	600	792
1	NXP BV / NXP Funding LLC	4.125%	6/1/21	USD	400	407
1	NXP BV / NXP Funding LLC	4.875%	3/1/24	USD	900	952
Total Netherlands (Cost $6,037)	6,117

7

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
New Zealand (0.0%)
Corporate Bond (0.0%)
1,3	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M USD LIBOR + 3.500%	6.097%	7/15/21	USD	50	50
Total New Zealand (Cost $50)						50
Panama (1.1%)
Sovereign Bond (1.1%)
2	Republic of Panama	4.000%	9/22/24	USD	1,600	1,666
Total Panama (Cost $1,659)						1,666
Peru (0.2%)
Sovereign Bond (0.2%)
	Corp Financiera de Desarrollo SA	4.750%	7/15/25	USD	300	315
Total Peru (Cost $297)						315
Qatar (0.6%)
Sovereign Bond (0.6%)
	State of Qatar	4.000%	3/14/29	USD	920	961
Total Qatar (Cost $917)						961
Romania (0.4%)
Sovereign Bonds (0.4%)
	Republic of Romania	4.375%	8/22/23	USD	200	208
	Republic of Romania	4.625%	4/3/49	EUR	335	406
Total Romania (Cost $575)						614
Russia (0.5%)
Sovereign Bonds (0.5%)
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	USD	400	431
	Russian Federation	5.100%	3/28/35	USD	400	414
Total Russia (Cost $821)						845
South Africa (0.4%)
Sovereign Bond (0.4%)
	Republic of South Africa	6.250%	3/31/36	ZAR	10,700	544
Total South Africa (Cost $561)						544
Spain (1.9%)
Corporate Bond (0.2%)
2	Abanca Corp. Bancaria SA	6.125%	1/18/29	EUR	200	231

Sovereign Bond (1.7%)
1	Kingdom of Spain	1.400%	7/30/28	EUR	2,330	2,732
Total Spain (Cost $2,941)						2,963
Supranational (1.1%)
Sovereign Bonds (1.1%)
4	European Financial Stability Facility	0.100%	1/19/21	EUR	500	566
4	European Financial Stability Facility	1.750%	10/29/20	EUR	1,000	1,158
Total Supranational (Cost $1,746)						1,724

8

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sweden (2.9%)
Corporate Bonds (2.9%)
2	Svenska Handelsbanken AB	1.250%	3/2/28	EUR	1,000	1,122
	Svenska Handelsbanken AB	3.900%	11/20/23	USD	630	656
	Swedbank AB	1.625%	12/28/22	GBP	2,150	2,782
Total Sweden (Cost $4,533)						4,560
Switzerland (1.3%)
Corporate Bonds (1.3%)
1,2	Credit Suisse Group AG	3.869%	1/12/29	USD	650	645
1	Nestle Holdings Inc.	4.000%	9/24/48	USD	450	465
1	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	USD	400	396
1	UBS Group Funding Switzerland AG	4.125%	9/24/25	USD	500	518
Total Switzerland (Cost $1,949)						2,024
United Kingdom (9.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.2%)
1,2,3	DELAM 2018-1, 1M USD LIBOR + 0.700%	3.187%	11/19/25	USD	400	401

Corporate Bonds (7.5%)
2,5	Barclays plc	3.932%	5/7/25	USD	700	700
	BAT International Finance plc	2.750%	3/25/25	EUR	961	1,182
	BP Capital Markets America Inc.	3.017%	1/16/27	USD	220	215
	BP Capital Markets America Inc.	3.410%	2/11/26	USD	200	203
	BP Capital Markets America Inc.	3.588%	4/14/27	USD	250	252
	BP Capital Markets America Inc.	3.796%	9/21/25	USD	335	348
	BP Capital Markets America Inc.	4.234%	11/6/28	USD	70	75
	Cadent Finance plc	0.625%	9/22/24	EUR	1,700	1,922
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	1,615	1,880
	Heathrow Funding Ltd.	6.750%	12/3/26	GBP	1,350	2,319
2	HSBC Holdings plc	3.803%	3/11/25	USD	600	612
2	HSBC Holdings plc	4.292%	9/12/26	USD	950	990
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	450	689
2	Royal Bank of Scotland Group plc	4.269%	3/22/25	USD	470	480
						11,867
Sovereign Bonds (1.3%)
	United Kingdom	1.500%	7/22/47	GBP	120	150
	United Kingdom	1.625%	10/22/28	GBP	1,300	1,763
	United Kingdom	1.750%	9/7/37	GBP	75	99
						2,012
Total United Kingdom (Cost $14,048)						14,280
United States (48.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (3.7%)
2	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	USD	200	202
2	BANK 2018 - BN15	4.407%	11/15/61	USD	215	233
2	BANK 2019 - BN17	3.714%	4/15/52	USD	10	10
2	CD 2017-CD6 Mortgage Trust	3.456%	11/13/50	USD	250	254
2	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	USD	320	345
2	COMM 2013-CCRE13 Mortgage Trust	5.062%	11/10/46	USD	135	141
2	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	USD	135	139

9

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	USD	10	11
2	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	USD	300	309
1,2	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	USD	100	100
1,2,3,6	Fannie Mae Connecticut Avenue Securities 2019-R03, 1M USD LIBOR + 0.750%	3.227%	9/25/31	USD	360	360
1,2	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	USD	150	147
1,2,6	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.744%	2/25/48	USD	153	152
1,2,6	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI4	4.460%	11/25/48	USD	268	268
1,2	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	USD	300	302
1,2	GTP Acquisition Partners I LLC	2.350%	6/15/20	USD	550	545
1,2	Hardee’s Funding HNGRY 2018-1	4.959%	6/20/48	USD	199	205
1,2	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	USD	203	201
2	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	USD	14	14
2	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	USD	50	49
1,2	Navient Private Education Loan Trust 2018-A	3.610%	12/15/59	USD	700	713
1,2	Progress Residential 2017-SFR1 Trust	2.768%	8/17/34	USD	279	276
1,2	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	USD	25	26
1,2	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	USD	100	101
1,2	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	USD	100	101
1,2	Textainer Marine Containers VII Ltd.	3.960%	4/20/44	USD	170	171
2	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	USD	30	31
2	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	USD	100	101
2	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/ 58	USD	260	268
2	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	USD	20	21
2	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	USD	10	11
2	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	USD	50	51
						5,858
Corporate Bonds (38.6%)
	AbbVie Inc.	3.600%	5/14/25	USD	1,150	1,155
	AEP Transmission Co. LLC	4.250%	9/15/48	USD	300	313
1	Allison Transmission Inc.	4.750%	10/1/27	USD	50	49
1	Allison Transmission Inc.	5.875%	6/1/29	USD	55	57
	Altria Group Inc.	4.400%	2/14/26	USD	1,291	1,329
	American Axle & Manufacturing Inc.	6.500%	4/1/27	USD	20	20
	American Express Co.	4.200%	11/6/25	USD	720	765
	Anadarko Petroleum Corp.	6.600%	3/15/46	USD	160	215
1	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	USD	300	304
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	USD	100	87
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	USD	580	565
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	USD	550	590

10

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	USD	200	223
	Appalachian Power Co.	4.500%	3/1/49	USD	481	508
	Apple Inc.	3.350%	2/9/27	USD	500	508
7	Apple Inc.	3.850%	8/4/46	USD	1,196	1,186
	Aramark Services Inc.	4.750%	6/1/26	USD	60	61
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	USD	200	185
	Ball Corp.	4.875%	3/15/26	USD	10	10
2	Bank of America Corp.	3.559%	4/23/27	USD	250	250
2	Bank of America Corp.	3.705%	4/24/28	USD	550	554
2	Bank of America Corp.	3.974%	2/7/30	USD	615	629
1	Bausch Health Cos. Inc.	7.000%	3/15/24	USD	35	37
	BB&T Corp.	3.750%	12/6/23	USD	450	465
	BlackRock Inc.	3.250%	4/30/29	USD	350	351
	Boeing Co.	3.500%	3/1/39	USD	740	698
	Brixmor Operating Partnership LP	3.250%	9/15/23	USD	1,050	1,041
	Brixmor Operating Partnership LP	3.900%	3/15/27	USD	650	642
	Buckeye Partners LP	3.950%	12/1/26	USD	300	290
	Buckeye Partners LP	4.125%	12/1/27	USD	557	539
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	USD	715	741
	Camden Property Trust	4.100%	10/15/28	USD	500	525
	CBS Corp.	4.200%	6/1/29	USD	612	621
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	USD	1,256	1,233
	CenterPoint Energy Inc.	2.500%	9/1/22	USD	928	910
1	CFX Escrow Corp.	6.375%	2/15/26	USD	15	16
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	USD	920	975
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	USD	50	52
1	Churchill Downs Inc.	4.750%	1/15/28	USD	90	88
1	Churchill Downs Inc.	5.500%	4/1/27	USD	50	51
1	Cigna Corp.	4.800%	8/15/38	USD	235	237
	Citigroup Inc.	2.750%	1/24/24	GBP	1,890	2,522
2	Citigroup Inc.	4.044%	6/1/24	USD	1,242	1,285
	Comcast Corp.	4.700%	10/15/48	USD	899	977
1	CommScope Finance LLC	8.250%	3/1/27	USD	69	75
	ConocoPhillips Co.	4.300%	11/15/44	USD	400	424
8	Crown Castle International Corp.	3.700%	6/15/26	USD	1,735	1,739
1	CSC Holdings LLC	5.375%	2/1/28	USD	155	158
	CSX Corp.	4.250%	3/15/29	USD	825	878
	CSX Corp.	4.750%	11/15/48	USD	207	225
	CVS Health Corp.	5.050%	3/25/48	USD	814	801
	DaVita Inc.	5.000%	5/1/25	USD	80	78
	DaVita Inc.	5.125%	7/15/24	USD	15	15
	Delta Air Lines Inc.	4.375%	4/19/28	USD	1,193	1,179
	Devon Energy Corp.	5.000%	6/15/45	USD	281	292
1	Diamondback Energy Inc.	4.750%	11/1/24	USD	45	46
	Diamondback Energy Inc.	4.750%	11/1/24	USD	26	27
	DowDuPont Inc.	4.725%	11/15/28	USD	420	457
	DowDuPont Inc.	5.319%	11/15/38	USD	200	225
	Eaton Corp.	4.000%	11/2/32	USD	482	500
	Energy Transfer Operating LP	5.250%	4/15/29	USD	225	242
	Energy Transfer Operating LP	5.500%	6/1/27	USD	147	160
	Energy Transfer Operating LP	6.250%	4/15/49	USD	363	410
	Entergy Louisiana LLC	3.250%	4/1/28	USD	625	621

11

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Entergy Louisiana LLC	4.000%	3/15/33	USD	600	628
	EQT Corp.	3.900%	10/1/27	USD	500	471
	Equinix Inc.	5.375%	5/15/27	USD	15	16
	FirstEnergy Corp.	3.900%	7/15/27	USD	555	562
	General Motors Financial Co. Inc.	3.500%	11/7/24	USD	700	690
	General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	500	359
	General Motors Financial Co. Inc.	4.350%	1/17/27	USD	908	910
	Gilead Sciences Inc.	3.650%	3/1/26	USD	1,000	1,019
	Goldman Sachs Group Inc.	3.625%	2/20/24	USD	450	457
	Goldman Sachs Group Inc.	3.750%	5/22/25	USD	700	708
2	Goldman Sachs Group Inc.	4.223%	5/1/29	USD	250	255
3	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	3.590%	5/2/24	AUD	300	213
	HCA Inc.	5.250%	6/15/26	USD	175	187
	HCA Inc.	5.375%	9/1/26	USD	70	73
	HCA Inc.	5.625%	9/1/28	USD	30	32
1	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	USD	40	41
	Home Depot Inc.	3.900%	12/6/28	USD	580	613
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	700	879
	Illinois Tool Works Inc.	2.650%	11/15/26	USD	950	935
	Johnson Controls International plc	5.125%	9/14/45	USD	300	311
2	JPMorgan Chase & Co.	3.509%	1/23/29	USD	1,360	1,348
	Kaiser Foundation Hospitals	3.150%	5/1/27	USD	647	645
	Kimco Realty Corp.	3.300%	2/1/25	USD	400	398
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	USD	500	521
	Lam Research Corp.	3.750%	3/15/26	USD	200	206
	Lennar Corp.	5.250%	6/1/26	USD	40	42
	Lincoln National Corp.	3.800%	3/1/28	USD	337	344
	Lincoln National Corp.	4.350%	3/1/48	USD	200	200
	Lockheed Martin Corp.	3.800%	3/1/45	USD	275	269
1	Marathon Petroleum Corp.	3.800%	4/1/28	USD	220	219
1	Marathon Petroleum Corp.	4.500%	4/1/48	USD	100	96
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	1,720	1,946
	Merck & Co. Inc.	3.400%	3/7/29	USD	310	316
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	USD	45	44
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	USD	75	72
	Mid-America Apartments LP	3.950%	3/15/29	USD	360	368
1	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	USD	644	662
1	Mueller Water Products Inc.	5.500%	6/15/26	USD	75	76
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	USD	215	227
1	Netflix Inc.	5.375%	11/15/29	USD	25	25
	Omega Healthcare Investors Inc.	4.750%	1/15/28	USD	85	87
	Omega Healthcare Investors Inc.	5.250%	1/15/26	USD	886	933
	PacifiCorp	4.150%	2/15/50	USD	161	167
1	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	USD	35	36
1	Performance Food Group Inc.	5.500%	6/1/24	USD	35	36

12

Global Credit Bond Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Phillips 66	4.875%	11/15/44	USD	461	491
	PNC Financial Services Group Inc.	3.450%	4/23/29	USD	700	702
	Public Storage	3.385%	5/1/29	USD	225	226
	PulteGroup Inc.	5.500%	3/1/26	USD	15	16
	Realty Income Corp.	3.875%	4/15/25	USD	350	365
1	Resideo Funding Inc.	6.125%	11/1/26	USD	105	109
1	Rockies Express Pipeline LLC	4.950%	7/15/29	USD	185	185
	Santander Holdings USA Inc.	4.400%	7/13/27	USD	782	792
	Southern California Edison Co.	4.875%	3/1/49	USD	120	128
1	SS&C Technologies Inc.	5.500%	9/30/27	USD	45	46
	T-Mobile USA Inc.	4.750%	2/1/28	USD	30	30
1	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	4.750%	10/1/23	USD	15	15
1	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	USD	40	43
1	TransDigm Inc.	6.250%	3/15/26	USD	115	119
1	TransDigm Inc.	7.500%	3/15/27	USD	45	46
	Tyson Foods Inc.	5.100%	9/28/48	USD	275	285
	United Rentals North America Inc.	4.625%	10/15/25	USD	25	25
	United Rentals North America Inc.	4.875%	1/15/28	USD	25	25
	Valero Energy Corp.	3.400%	9/15/26	USD	600	588
	Valero Energy Corp.	4.900%	3/15/45	USD	140	147
	Verisk Analytics Inc.	4.000%	6/15/25	USD	550	572
	Verisk Analytics Inc.	4.125%	3/15/29	USD	135	139
	Verizon Communications Inc.	4.522%	9/15/48	USD	1,395	1,446
	Viacom Inc.	4.375%	3/15/43	USD	444	403
	Virginia Electric & Power Co.	2.950%	11/15/26	USD	800	784
	Virginia Electric & Power Co.	3.500%	3/15/27	USD	300	306
	Virginia Electric & Power Co.	3.800%	4/1/28	USD	150	156
	Wells Fargo & Co.	4.150%	1/24/29	USD	683	707
	Western Midstream Operating LP	4.500%	3/1/28	USD	280	286
	WRKCo Inc.	4.650%	3/15/26	USD	430	453
	WRKCo Inc.	4.900%	3/15/29	USD	270	290
						60,978
Taxable Municipal Bond (0.1%)
	Municipal Electric Authority of Georgia	6.655%	4/1/57	USD	99	120

U.S. Government and Agency Obligations (6.1%)
	United States Treasury Note/Bond	2.250%	4/30/21	USD	4,800	4,798
9	United States Treasury Note/Bond	2.500%	12/31/20	USD	1,000	1,003
7	United States Treasury Note/Bond	2.875%	10/31/20	USD	2,170	2,188
	United States Treasury Note/Bond	3.125%	8/15/44	USD	250	259
	United States Treasury Note/Bond	3.125%	5/15/48	USD	300	311
	United States Treasury Note/Bond	3.375%	5/15/44	USD	650	704
	United States Treasury Note/Bond	3.375%	11/15/48	USD	200	218
	United States Treasury Note/Bond	4.500%	2/15/36	USD	170	212
						9,693
Total United States (Cost $74,655)						76,649
Temporary Cash Investments (2.4%)
10	Vanguard Market Liquidity Fund
	(Cost $3,816)	2.545%		USD	38,168	3,817

13

Global Credit Bond Fund

					Notional
					Amount on
					Underlying	Market
		Expiration	Exercise		Swap	Value•
	Counterparty	Date	Rate	Currency	(000)	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S32-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	7/17/19	0.700%	USD	335	1
Total Options Purchased (Cost $1)						1
Total Investments (100.3%) (Cost $155,143)						158,560

						Amount
						($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard						7
Receivables for Investment Securities Sold						1,996
Receivables for Accrued Income						1,321
Receivables for Capital Shares Issued						477
Variation Margin Receivable—Futures Contracts						52
Variation Margin Receivable—CC Swap Contracts						—
Unrealized Appreciation—Forward Currency Contracts						192
Other Assets						156
Total Other Assets						4,201
Liabilities
Payables for Investment Securities Purchased						(4,378)
Payables for Capital Shares Redeemed						(1)
Payables to Vanguard						(22)
Variation Margin Payable—Futures Contracts						(57)
Variation Margin Payable—CC Swap Contracts						—
Unrealized Depreciation—Forward Currency Contracts						(150)
Unrealized Depreciation—OTC Swap Contracts						(19)
Other Liabilities						(11)
Total Liabilities						(4,638)
Net Assets (100%)						158,123

At April 30, 2019, net assets consisted of:
						Amount
						($000)
Paid-in Capital						151,651
Total Distributable Earnings (Loss)						6,472
Net Assets						158,123

Investor Shares—Net Assets
Applicable to 2,185,949 outstanding $.001 par value shares of beneficial interest (unlimited authorization)						23,063
Net Asset Value Per Share—Investor Shares						$10.55

14

Global Credit Bond Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 6,399,878 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	135,060
Net Asset Value Per Share—Admiral Shares	$21.10

•             See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $17,103,000, representing 10.8% of net assets.

2   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4   Guaranteed by multiple countries.

5   Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.

6   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7   Securities with a value of $429,000 have been segregated as initial margin for open futures contracts.

8   Securities with a value of $13,000 have been segregated as collateral for open forward currency contracts and open over-the-counter swap contracts.

9   Securities with a value of $222,000 have been segregated as initial margin for open centrally cleared swap contracts.

10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CC—Centrally Cleared.

JPMC—JP Morgan Chase Bank.

LIBOR—London Interbank Offered Rate.

OTC—Over-the-Counter.

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

USD—U.S. dollar.

ZAR—South African rand.

15

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					(000)
					Value and
		Number of			Unrealized
		Long (Short)	Notional		Appreciation
	Expiration	Contracts	Amount		(Depreciation	)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	71	USD	15,123	USD	47
30-Year U.S. Treasury Bond	June 2019	46	USD	6,783	USD	45
Euro-Eschatz	June 2019	41	EUR	4,589	USD	3
5-Year U.S. Treasury Note	June 2019	28	USD	3,238	USD	14
10-Year Canadian Government Bond	June 2019	21	CAD	2,902	USD	20
Ultra Long U.S. Treasury Bond	June 2019	6	USD	986	USD	18
AUD 10-Year Treasury Bond	June 2019	2	AUD	277	USD	3
Euro-Buxl	June 2019	1	EUR	189	USD	—
Euro-Bobl	June 2019	1	EUR	133	USD	—
					150

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(95)	USD	(11,749)	USD	(25)
Ultra 10-Year U.S. Treasury Note	June 2019	(89)	USD	(11,729)	USD	(43)
Euro-Bund	June 2019	(15)	EUR	(2,480)	USD	(4)
Euro-OAT	June 2019	(15)	EUR	(2,430)	USD	—
AUD 3-Year Treasury Bond	June 2019	(13)	AUD	(1,481)	USD	(5)
Long Gilt	June 2019	(5)	GBP	(637)	USD	2
						(75)
					75

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs Bank AG	5/3/19	EUR	30,329	USD	33,990	37	—
Barclays Capital	5/3/19	MXN	25,499	USD	1,345	—	(1)
BNP Paribas	5/2/19	GBP	983	USD	1,281	1	—
Goldman Sachs Bank AG	5/3/19	EUR	1,094	USD	1,233	—	(5)
Morgan Stanley Capital Services LLC	5/2/19	GBP	77	USD	102	—	(1)
Goldman Sachs Bank AG	5/2/19	GBP	77	USD	102	—	(1)
JPMorgan Chase Bank, N.A.	5/2/19	CAD	27	USD	20	—	—
Goldman Sachs Bank AG	6/4/19	USD	34,084	EUR	30,329	—	(40)

16

Global Credit Bond Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	5/3/19	USD	29,232	EUR	25,973	91	—
Goldman Sachs Bank AG	6/4/19	USD	12,409	GBP	9,502	—	(6)
BNP Paribas	5/2/19	USD	7,508	GBP	5,747	14	—
Goldman Sachs Bank AG	5/3/19	USD	3,927	EUR	3,502	—	(2)
Goldman Sachs Bank AG	5/2/19	USD	2,787	GBP	2,156	—	(25)
Goldman Sachs Bank AG	6/4/19	USD	2,391	AUD	3,394	—	(4)
BNP Paribas	5/2/19	USD	2,344	AUD	3,294	22	—
Barclays Capital	5/2/19	USD	1,758	GBP	1,358	—	(14)
BNP Paribas	5/2/19	USD	1,604	GBP	1,232	—	(3)
Goldman Sachs Bank AG	5/3/19	USD	1,573	EUR	1,396	7	—
BNP Paribas	5/3/19	USD	1,515	EUR	1,356	—	(7)
BNP Paribas	5/3/19	USD	1,308	MXN	25,504	—	(36)
Goldman Sachs Bank AG	6/4/19	USD	1,128	CAD	1,516	—	(5)
BNP Paribas	5/2/19	USD	1,052	CAD	1,404	4	—
Barclays Capital	5/3/19	USD	563	ZAR	7,888	12	—
Morgan Stanley Capital
Services LLC	5/3/19	USD	542	EUR	484	—	—
JPMorgan Chase Bank, N.A.	5/3/19	USD	374	EUR	332	2	—
Morgan Stanley Capital
Services LLC	5/2/19	USD	191	GBP	146	—	—
Morgan Stanley Capital
Services LLC	5/2/19	USD	75	AUD	106	1	—
BNP Paribas	5/8/19	USD	72	JPY	7,987	1	—
Morgan Stanley Capital
Services LLC	5/2/19	USD	65	CAD	86	—	—
JPMorgan Chase Bank, N.A.	5/2/19	USD	31	CAD	39	—	—
JPMorgan Chase Bank, N.A.	5/2/19	USD	5	CAD	7	—	—
Morgan Stanley Capital
Services LLC	5/3/19	USD	3	MXN	58	—	—
Morgan Stanley Capital
Services LLC	5/8/19	USD	2	JPY	257	—	—
						192	(150)

17

Global Credit Bond Fund

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)		(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S32-V1	6/20/24	USD	150	1.000	3	—
iTraxx Europe-S31-V1	6/20/24	EUR	185	1.000	4	—
						—

1 Periodic premium received/paid quarterly.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount[1]	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	(000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
LafargeHolcim
Ltd.	6/20/24	BNPSW	700	(1.000)	(7)	3	—	(4)
Societe
Generale SA	6/20/24	JPMC	1,400	(1.000)	(23)	8	—	(15)
					(30)	11	—	(19)

At April 30, 2019, a counterparty had deposited in a segregated account securities with a value of $334,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

1 Notional amount denominated in euro.

2 Periodic premium received/paid quarterly.

BNPSW—BNP Paribas.

JPMC—JP Morgan Chase Bank.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global Credit Bond Fund

Statement of Operations

November 15, 2018[1] to
April 30, 2019
($000)
Investment Income
Income
Interest[2,3]	1,905
Total Income	1,905
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative—Investor Shares	27
Management and Administrative—Admiral Shares	90
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	2
Custodian Fees	13
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	1
Trustees’ Fees and Expenses	—
Total Expenses	143
Net Investment Income	1,762
Realized Net Gain (Loss)
Investment Securities Sold[3]	2,334
Futures Contracts	(293)
Options Purchased	—
Options Written	1
Swap Contracts	—
Forward Currency Contracts	890
Foreign Currencies	(362)
Realized Net Gain (Loss)	2,570
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	3,417
Futures Contracts	75
Options Purchased	—
Options Written	—
Swap Contracts	(19)
Forward Currency Contracts	42
Foreign Currencies	19
Change in Unrealized Appreciation (Depreciation)	3,534
Net Increase (Decrease) in Net Assets Resulting from Operations	7,866

1   Inception.

2   Interest income is net of foreign withholding taxes of $2,000.

3   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $90,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global Credit Bond Fund

Statement of Changes in Net Assets

November 15, 2018[1] to
April 30, 2019
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,762
Realized Net Gain (Loss)	2,570
Change in Unrealized Appreciation (Depreciation)	3,534
Net Increase (Decrease) in Net Assets Resulting from Operations	7,866
Distributions
Net Investment Income
Investor Shares	(241)
Admiral Shares	(1,153)
Realized Capital Gain
Investor Shares	—
Admiral Shares	—
Total Distributions	(1,394)
Capital Share Transactions
Investor Shares	22,012
Admiral Shares	129,639
Net Increase (Decrease) from Capital Share Transactions	151,651
Total Increase (Decrease)	158,123
Net Assets
Beginning of Period	—
End of Period	158,123
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global Credit Bond Fund

Financial Highlights

Investor Shares

November 15, 2018[1] to
For a Share Outstanding Throughout the Period	April 30, 2019
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.149
Net Realized and Unrealized Gain (Loss) on Investments	.511
Total from Investment Operations	.660
Distributions
Dividends from Net Investment Income	(.110)
Distributions from Realized Capital Gains	—
Total Distributions	(.110)
Net Asset Value, End of Period	$10.55

Total Return[3]	6.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23
Ratio of Total Expenses to Average Net Assets	0.35%
Ratio of Net Investment Income to Average Net Assets	3.20%
Portfolio Turnover Rate	275%

The expense ratio, net investment income ratio, and turnover rate for the period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global Credit Bond Fund

Financial Highlights

Admiral Shares

November 15, 2018[1] to
For a Share Outstanding Throughout the Period	April 30, 2019
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.312
Net Realized and Unrealized Gain (Loss) on Investments	1.014
Total from Investment Operations	1.326
Distributions
Dividends from Net Investment Income	(.226)
Distributions from Realized Capital Gains	—
Total Distributions	(.226)
Net Asset Value, End of Period	$21.10

Total Return[3]	6.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$135
Ratio of Total Expenses to Average Net Assets	0.25%
Ratio of Net Investment Income to Average Net Assets	3.30%
Portfolio Turnover Rate	275%

The expense ratio, net investment income ratio, and turnover rate for the period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global Credit Bond Fund

Notes to Financial Statements

Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the

23

Global Credit Bond Fund

possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 18% and 19% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the period ended April 30, 2019, the fund’s average investment in forward currency contracts represented 77% of net assets, based on the average of notional amounts at each quarter-end during the period.

24

Global Credit Bond Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of

25

Global Credit Bond Fund

Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the period ended April 30, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

26

Global Credit Bond Fund

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the period ended April 30, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in the		Net
	Reflected in	Reflected in	Net Amount	Statement of Net Assets		Exposure[3]
	Statement of	Statement of	Receivable	Collateral	Collateral	(Not Less
	Net Assets[1]	Net Assets[1]	(Payable )	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forward Currency and Over-the-Counter Swap Contracts Subject to Offsetting Arrangements, by Counterparty
Barclays Capital	12	(15)	(3)	—	—	—
BNP Paribas	133	(50)	83	—	334	—
Goldman Sachs Bank AG	44	(88)	(44)	—	—	—
JPMorgan Chase Bank, N.A.	2	(15)	(13)	13	—	—
Morgan Stanley Capital Services LLC	1	(1)	—	—	—	—
Centrally Cleared Swap Contracts	—	—	—	222	—	—
Exchange Traded Futures
Contracts	52	(57)	(5)	429	—	—
Total	244	(226)	18	664	334	—

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Net Assets.

2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.

3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

7. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

27

Global Credit Bond Fund

8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

9. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $7,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

28

Global Credit Bond Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	31,816	—
Corporate Bonds	—	106,429	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,684	—
Taxable Municipal Bonds	—	120	—
U.S. Government and Agency Obligations	—	9,693	—
Temporary Cash Investments	3,817	—	—
Options Purchased	—	1	—
Futures Contracts—Assets[1]	52	—	—
Futures Contracts—Liabilities[1]	(57)	—	—
Forward Currency Contracts—Assets	—	192	—
Forward Currency Contracts—Liabilities	—	(150)	—
Swap Contracts—Assets	—[1]	—	—
Swap Contracts—Liabilities	—[1]	(19)	—
Total	3,812	154,766	—

1 Represents variation margin on the last day of the reporting period.

D.  At April 30, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)	($000)
Options Purchased	—	—	1	1
Variation Margin Receivable—Futures Contracts	52	—	—	52
Variation Margin Receivable—CC Swap Contracts	—	—	—	—
Unrealized Appreciation—Forwards Contracts	—	192	—	192
Total Assets	52	192	1	245

Variation Margin Payable—Futures Contracts	(57)	—	—	(57)
Variation Margin Payable—CC Swap Contracts	—	—	—	—
Unrealized Depreciation—Forwards Contracts	—	(150)	—	(150)
Unrealized Depreciation—OTC Swap Contracts	—	—	(19)	(19)
Total Liabilities	(57)	(150)	(19)	(226)

29

Global Credit Bond Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended April 30, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(293)	—	—	(293)
Options Purchased	—	—	—	—
Options Written	1	—	—	1
Forward Currency Contracts	—	890	—	890
Swap Contracts	—	—	—	—
Realized Net Gain (Loss) on Derivatives	(292)	890	—	598

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	75	—	—	75
Options Purchased	—	—	—	—
Options Written	—	—	—	—
Forward Currency Contracts	—	42	—	42
Swap Contracts	—	—	(19)	(19)
Change in Unrealized Appreciation (Depreciation) on Derivatives	75	42	(19)	98

E.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	154,963
Gross Unrealized Appreciation	4,157
Gross Unrealized Depreciation	(473)
Net Unrealized Appreciation (Depreciation)	3,684

F.  During the period ended April 30, 2019, the fund purchased $252,610,000 of investment securities and sold $120,759,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $18,819,000 and $9,201,000, respectively.

30

Global Credit Bond Fund

G. Capital share transactions for each class of shares were:

	November 15, 2018[1] to
	April 30, 2019
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	46,776	4,631
Issued in Lieu of Cash Distributions	207	20
Redeemed	(24,971)	(2,465)
Net Increase (Decrease)—Investor Shares	22,012	2,186
Admiral Shares
Issued	142,239	7,012
Issued in Lieu of Cash Distributions	931	45
Redeemed	(13,531)	(657)
Net Increase (Decrease)—Admiral Shares	129,639	6,400

1 Inception.

H.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

31

Trustees Approve Advisory Arrangement

Effective November 2018, the board of Vanguard Charlotte Funds approved the launch of Vanguard Global Credit Bond Fund, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be well below the average expense ratio charged by funds in its peer group.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

32

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q20252 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.